                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 667-3078

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

The minimum initial purchase payment is $10,000. You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account (if available). VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. See page 2 for the list of available Funds. The Funds are portfolios of Ohio National Fund, Inc., the Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, Salomon Brothers Variable Series Funds Inc, Strong Variable Insurance Funds, Inc., UBS Series Trust, and Van Kampen Universal Institutional Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 15, 2003. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.

                                OCTOBER 15, 2003

FORM 8522

                               TABLE OF CONTENTS

Available Funds...........................     2
Fee Table.................................     4
  Financial Statements....................     5
Accumulation Unit Values..................     5
  Ohio National Life......................    12
  Ohio National Variable Account A........    12
  The Funds...............................    12
  Mixed and Shared Funding................    12
  Voting Rights...........................    13
Distribution of Variable Annuity
  Contracts...............................    13
Deductions and Expenses...................    13
  Surrender Charge........................    13
  Contract Administration Charge..........    14
  Deduction for Administrative Expenses...    14
  Deduction for Risk Undertakings.........    14
  Charges for Optional Benefits...........    14
  Transfer Fee............................    15
  Deduction for State Premium Tax.........    15
  Fund Expenses...........................    15
Description of Variable Annuity
  Contracts...............................    15
  10-Day Free Look........................    15
Accumulation Period.......................    15
  Purchase Payments.......................    15
  Accumulation Units......................    16
  Crediting Accumulation Units............    16
  Allocation of Purchase Payments.........    16
  Optional Asset Allocation Models........    16
  Accumulation Unit Value And Accumulation
     Value................................    17
  Net Investment Factor...................    17
  Surrender and Withdrawal................    17
  Transfers among Subaccounts.............    18
  Electronic Access.......................    18
  Scheduled Transfers (Dollar Cost
     Averaging)...........................    18
  Portfolio Rebalancing...................    19
  Optional Guaranteed Principal Protection
     ("GPP")..............................    19
  Death Benefit...........................    20
  Guaranteed Account......................    21
  Ohio National Life Employee Discount....    22
Annuity Period............................    22
  Annuity Payout Date.....................    22
  Annuity Options.........................    22
  Determination of Amount of the First
     Variable Annuity Payment.............    23
  Annuity Units and Variable Payments.....    23
  Transfers During Annuity Payout.........    24
  Optional Guaranteed Minimum Income
     Benefit ("GMIB").....................    24
Other Contract Provisions.................    25
  Assignment..............................    25
  Reports and Confirmations...............    25
  Substitution for Fund Shares............    25
  Contract Owner Inquiries................    25
  Performance Data........................    25
Federal Tax Status........................    26
  Tax-Deferred Annuities..................    27
  Qualified Pension or Profit-Sharing
     Plans................................    28
  Withholding on Distribution.............    28
  Individual Retirement Annuities
     (IRAs)...............................    28
IRA Disclosure Statement..................    29
  Free Look Period........................    29
  Eligibility Requirements................    29
  Contributions and Deductions............    29
  IRA for Non-working Spouse..............    30
  Rollover Contribution...................    31
  Premature Distributions.................    31
  Distribution at Retirement..............    31
  Inadequate Distributions -- 50% Tax.....    31
  Death Benefits..........................    32
  Roth IRAs...............................    32
  Savings Incentive Match Plan for
     Employees (SIMPLE)...................    32
  Reporting to the IRS....................    33
Illustration of IRA Fixed Accumulations...    33
Statement of Additional Information
  Contents................................    34

                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                               INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                                 Ohio National Investments, Inc.
Equity Portfolio                                       (Legg Mason Funds Management, Inc.)
Bond Portfolio                                         Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)              (Suffolk Capital Management, LLC)
S&P 500 Index(R) Portfolio                             Ohio National Investments, Inc.
International Portfolio                                (Federated Global Investment Management Corp.)
International Small Company Portfolio                  (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                         (Jennison Associates LLC)
Discovery (formerly called Small Cap) Portfolio        (Founders Asset Management LLC)
Aggressive Growth Portfolio                            (Janus Capital Management LLC)
Mid Cap Opportunity (formerly Growth & Income)         (RS Investment Management, L.P.)
  Portfolio
Capital Growth Portfolio                               (Eagle Asset Management, Inc.)
High Income Bond Portfolio                             (Federated Investment Counseling)
Blue Chip Portfolio                                    (Federated Investment Counseling)
Small Cap Growth (formerly called Core Growth)         (UBS Global Asset Management (New York), Inc.)
  Portfolio
Nasdaq-100(R) Index Portfolio                          Ohio National Investments, Inc.

Bristol Portfolio (large cap stocks)                   (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)         (Suffolk Capital Management, LLC)

FORM 8522


THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow Target 10 Portfolios                           (First Trust Advisors, L.P.)
The Dow Target 5 Portfolios                            (First Trust Advisors, L.P.)

DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                                 (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  (SERVICE CLASS 2)
VIP Contrafund(R) Portfolio (a value fund)             Fidelity Management & Research Company
VIP MidCap Portfolio                                   Fidelity Management & Research Company
VIP Growth Portfolio                                   Fidelity Management & Research Company
VIP Equity-Income Portfolio                            Fidelity Management & Research Company
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                   Goldman Sachs Asset Management, L.P.
Goldman Sachs CORE(SM) U.S. Equity Fund                Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund                      Goldman Sachs Asset Management, L.P.

JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                                       Janus Capital Management LLC
International Growth Portfolio                         Janus Capital Management LLC
Worldwide Growth Portfolio                             Janus Capital Management LLC
Balanced Portfolio                                     Janus Capital Management LLC

J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio                       Robert Fleming, Inc.
JPMorgan Small Company Portfolio                       J.P. Morgan Investment Management Inc.

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio                  Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio           Lazard Asset Management LLC

MFS(R) VARIABLE INSURANCE TRUST(SM)(SERVICE CLASS)
MFS Investors Growth Stock Series                      Massachusetts Financial Services Company
MFS Mid Cap Growth Series                              Massachusetts Financial Services Company
MFS New Discovery Series                               Massachusetts Financial Services Company
MFS Total Return Series                                Massachusetts Financial Services Company

PBHG INSURANCE SERIES FUND
PBHG Technology & Communications Portfolio             Pilgrim Baxter & Associates, Ltd.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
  SHARES)
Real Return Portfolio                                  Pacific Investment Management Company LLC
Total Return Portfolio                                 Pacific Investment Management Company LLC
Global Bond Portfolio                                  Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)               Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and            Jennison Associates LLC
  growth fund)

ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                              Royce & Associates, LLC
Royce Micro-Cap Portfolio                              Royce & Associates, LLC
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
All Cap Fund (formerly named Capital Fund)             Salomon Brothers Asset Management Inc
Total Return Fund                                      Salomon Brothers Asset Management Inc
Investors Fund (a value and growth fund)               Salomon Brothers Asset Management Inc

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                          Strong Capital Management, Inc.
Strong Opportunity Fund II (a mid cap/small cap        Strong Capital Management, Inc.
  fund)

UBS SERIES TRUST
Tactical Allocation Portfolio                          UBS Global Asset Management (US) Inc.

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS
  II)
Core Plus Fixed Income (formerly Fixed Income)         Van Kampen**
  Portfolio
U.S. Real Estate Portfolio                             Van Kampen**

** Morgan Stanley Investment Management Inc., the investment advisor to these portfolios, does business in certain instances as Van Kampen.

FORM 8522

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.

CONTRACT OWNER TRANSACTION EXPENSES                               YEARS       CHARGE
-----------------------------------                               -----       ------
Deferred Sales Load (this "surrender charge" is a percentage
  of value withdrawn; the                                               1st       6%
percentage varies with the number of years from purchase
  payments to which values relate)                                      2nd       6%
                                                                        3rd       6%
                                                                        4th       5%
                                                                        5th       3%
                                                                        6th       2%
                                                              7th and later       0%

Exchange ("transfer") Fee                       $10 (currently no charge for the first 12 transfers each
                                                contract year)
THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT
INCLUDING FUND FEES AND EXPENSES.
Annual Contract Fee                             $30 (no fee if your contract value exceeds $50,000)

Separate Account Annual Expenses (as a percentage of average account value or death benefit amount)
Mortality and Expense Risk Fees                               0.65%
Account Expenses                                              0.25%
                                                              ----
Total Separate Account Annual Expenses (without optional
  added benefits)                                             0.90%

Optional Annual Stepped-up Death Benefit                      0.05%
Optional Guaranteed Minimum Death Benefit ("GMDB")            0.25%
Optional Enhanced Death Benefit ("GEB")                       0.30%
Additional cost of GEB if you are age 71 to 75 when issued    0.30%
Optional Guaranteed Minimum Income Benefit ("GMIB")
  (percentage of guaranteed income base)                      0.45%
Optional Guaranteed Principal Protection ("GPP") (percentage
  of original account balance)                                0.20%
                                                              ----
Total Separate Account Annual Expenses with all five
  optional added benefits                                     2.45%

If you choose any of the optional benefits, the additional charges are made on each contract anniversary. For the optional annual stepped-up death benefit or the optional GMDB, the charges are based on the death benefit amount which may be greater than the account value. In that event, the expenses shown as a percentage of death benefit would be a larger percentage of the average account value and the amounts shown in the examples would be larger. If you choose the optional GEB, the charge is 0.15% or 0.30% (0.30% or 0.60% if you are age 71 to 75 when the contract is issued) of the average variable account value. If you choose the optional GMIB, the charge is based on the guaranteed income base which may be greater than the contract value when the charge is made. In that event, amounts shown in the examples would be larger. The table and examples assume purchase of all available optional benefits. The total expenses shown above and in the examples will be less if you do not purchase all available options. See Death Benefit, Optional Guaranteed Minimum Income Benefit ("GMIB") and Optional Guaranteed Principal Protection ("GPP") for details.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Fund Operating Expenses (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)              0.45%     3.92%

FORM 8522

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.

THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. THE EXAMPLE ASSUMES YOU HAVE SELECTED ALL THE AVAILABLE OPTIONAL BENEFITS AND THE COSTS FOR THOSE BENEFITS ARE BASED ON CONTRACT VALUES OR DEATH BENEFIT AMOUNTS FOR A CONTRACT EXPERIENCING THE ASSUMED ANNUAL INVESTMENT RETURN OF 5%. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:

        1 YEAR       3 YEARS      5 YEARS      10 YEARS
        ------       -------      -------      --------
        $1,203       $2,461       $3,421        $6,181

(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:

        1 YEAR       3 YEARS      5 YEARS      10 YEARS
        -------      -------      -------      --------
         $635        $1,893       $3,137        $6,181

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on May 1, 1998. Since then, the following changes have been made to available Funds:

January 6, 1999        The Dow Target Variable Funds added
May 1, 1999            Ohio National Fund International Small Company portfolio and
                       Lazard Retirement Series portfolios added
July 1, 1999           Ohio National Fund Equity portfolio and UBS Series (formerly called Mitchell Hutchins or Brinson Series) portfolios added
January 3, 2000        Ohio National Fund Discovery (formerly called Small Cap) and
                       Aggressive Growth portfolios and Prudential Series Fund
                       portfolios added
May 1, 2000            Ohio National Fund Small Cap Growth (formerly called Core
                       Growth) and Nasdaq-100 Index portfolios, Janus Aspen Series
                       Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products
                       portfolios added; Janus Aspen Series Institutional Shares
                       portfolios and Van Kampen (formerly called Morgan Stanley)
                       Universal Institutional Funds Value and Emerging Markets
                       Debt portfolios discontinued for new contracts
September 15, 2000     UBS Series (formerly called Mitchell Hutchins or Brinson
                       Series) Strategic Income and Small Cap portfolios
                       discontinued for new contracts
March 19, 2001         Strong Multi Cap Value Fund II (formerly called Strong
                       Schafer Value Fund II) discontinued for new contracts
October 26, 2001       UBS Series (formerly Mitchell Hutchins or Brinson Series)
                       Growth & Income portfolio discontinued for new contracts;
                       Brinson Growth & Income, Small Cap and Strategic Income
                       portfolios merged into Alliance Variable Products Series
                       Growth & Income, Quasar and Global Bond portfolios,
                       respectively.
November 1, 2001       JPMorgan Mid Cap Value portfolio and MFS Variable Insurance
                       Trust funds added

FORM 8522


December 17, 2001      First American Insurance Portfolios ("FAIP") Corporate Bond
                       portfolio replaced Ohio National Fund Strategic Income
                       portfolio, and FAIP Equity Income portfolio replaced Ohio
                       National Fund Relative Value portfolio and Firstar Growth &
                       Income portfolio through mergers
May 1, 2002            Ohio National Fund Bristol and Bryton Growth portfolios
                       added
August 1, 2002         PIMCO Variable Insurance Trust portfolios added
May 1, 2003            Dreyfus Variable Investment Fund Appreciation portfolio and
                       Royce Capital Fund portfolios added; The Dow Target Variable
                       Fund LLC Quarterly portfolios replaced monthly portfolios
                       through mergers, Van Kampen Universal Institutional Funds
                       (Class I) Core Plus Fixed Income and U.S. Real Estate
                       portfolios discontinued for new contracts, and Van Kampen
                       Universal Institutional Funds (Class II) Core Plus Fixed
                       Income and U.S. Real Estate portfolios added for new
                       contracts
October 1, 2003        Fidelity VIP Equity-Income portfolio added First American
                       Insurance Portfolios discontinued for new contracts.

OHIO NATIONAL FUND:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Money Market                                1998               $10.00             $10.29              49,676
                                            1999                10.29              10.71             487,881
                                            2000                10.71              11.29             515,726
                                            2001                11.29              11.61             726,435
                                            2002                11.61              11.67             787,110
Equity                                      1999                10.00              10.82             746,946
                                            2000                10.83              10.02           1,874,476
                                            2001                10.02               9.09           2,343,298
                                            2002                 9.09               7.32           2,332,617
Bond                                        1998                10.00              10.25               9,887
                                            1999                10.25              10.22              34,577
                                            2000                10.22              10.72              62,018
                                            2001                10.72              11.52             147,427
                                            2002                11.52              12.41             304,941
Omni                                        1998                10.00               9.41              28,181
                                            1999                 9.41              10.39              71,697
                                            2000                10.39               8.76              99,309
                                            2001                 8.76               7.55              91,519
                                            2002                 7.55               5.78              74,721
S&P 500 Index                               1998                10.00              11.18              70,846
                                            1999                11.18              13.91             382,424
                                            2000                13.91              12.46             622,336
                                            2001                12.46              10.70             662,230
                                            2002                10.70               8.21             598,915
International                               1998                10.00               9.38               2,070
                                            1999                 9.38              15.57               5,655
                                            2000                15.57              12.00              66,134
                                            2001                12.00               8.38              71,854
                                            2002                 8.38               6.59              84,460
International Small Company                 1999                10.00              15.12               5,267
                                            2000                15.12              10.45              48,950
                                            2001                10.45               7.32              55,262
                                            2002                 7.32               6.17              52,385

FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Capital Appreciation                        1998               $10.00             $ 9.87              12,436
                                            1999                 9.87              10.41              88,690
                                            2000                10.41              13.57             115,152
                                            2001                13.57              14.75             247,596
                                            2002                14.75              11.68             287,639
Mid Cap Opportunity                         1998                10.00               9.32               7,214
                                            1999                 9.32              14.99             129,893
                                            2000                14.99              13.63             285,102
                                            2001                13.63              11.75             304,951
                                            2002                11.75               8.66             294,737
Capital Growth                              1998                10.00              10.40               4,359
                                            1999                10.40              31.20              97,232
                                            2000                31.20              22.88             235,273
                                            2001                22.88              19.36             230,722
                                            2002                19.36              11.12             226,829
High Income Bond                            1998                10.00               9.92              15,817
                                            1999                 9.92              10.03              43,953
                                            2000                10.03               9.24              80,540
                                            2001                 9.24               9.55             108,594
                                            2002                 9.55               9.84             165,141
Blue Chip                                   1998                10.00              10.17              32,060
                                            1999                10.17              10.69              58,612
                                            2000                10.69              10.70              76,020
                                            2001                10.70              10.16              76,008
                                            2002                10.16               8.11              76,041
Discovery                                   2000                10.00               9.36             150,841
                                            2001                 9.36               7.57             212,203
                                            2002                 7.57               5.05             241,120
Aggressive Growth                           2000                10.00               7.61             112,907
                                            2001                 7.61               5.14             140,922
                                            2002                 5.14               3.68              76,997
Small Cap Growth                            2000                10.00               7.75              54,345
                                            2001                 7.75               4.64              63,172
                                            2002                 4.64               3.26              67,854
Nasdaq-100 Index                            2000                10.00               6.05              46,885
                                            2001                 6.05               4.04             105,531
                                            2002                 4.04               2.51             192,327
Bristol                                     2002                10.00               7.85               9,173
Bryton Growth                               2002                10.00               6.84               9,188

FIRST AMERICAN INSURANCE PORTFOLIOS:
Corporate Bond                              2000                10.00              10.38                 581
                                            2001                10.38              11.13               1,020
                                            2002                11.13              11.70               1,763
Equity Income                               2001                10.13               9.28              56,040
                                            2002                 9.28               7.60              57,292

FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth and Income             1998               $10.00             $ 8.88              24,326
                                            1999                 8.88               9.27              70,592
                                            2000                 9.27               8.76              91,361
                                            2001                 8.76               7.87              79,514
                                            2002                 7.87               6.92              83,623
Goldman Sachs CORE U.S. Equity              1998                10.00              10.22              21,555
                                            1999                10.22              12.59              83,199
                                            2000                12.59              11.28             111,950
                                            2001                11.28               9.84              99,007
                                            2002                 9.84               7.62             101,320
Goldman Sachs Capital Growth                1998                10.00              11.23              15,484
                                            1999                11.23              14.15              28,310
                                            2000                14.15              12.90              46,516
                                            2001                12.90              10.94              62,797
                                            2002                10.94               8.20              68,203

JANUS ASPEN SERIES (INSTITUTIONAL
  SHARES):
Growth                                      1998                10.00              11.60              59,300
                                            1999                11.60              16.55             409,857
                                            2000                16.55              14.01             645,853
                                            2001                14.01              10.45             596,168
                                            2002                10.45               7.61             463,086
International Growth                        1998                10.00               9.91               3,169
                                            1999                 9.91              17.90              48,536
                                            2000                17.90              14.91             114,822
                                            2001                14.91              11.34             104,233
                                            2002                11.34               8.36              82,021
Worldwide Growth                            1998                10.00              10.54              53,905
                                            1999                10.54              17.18             319,718
                                            2000                17.18              14.36             497,473
                                            2001                14.36              11.04             397,264
                                            2002                11.04               8.15             321,826
Balanced                                    1998                10.00              11.67              42,915
                                            1999                11.67              14.66             359,275
                                            2000                14.66              14.19             497,551
                                            2001                14.19              13.41             459,055
                                            2002                13.41              12.43             358,015

FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
JANUS ASPEN SERIES (SERVICE SHARES):
Growth                                      2000               $10.00             $ 8.10             244,857
                                            2001                 8.10               6.03             446,943
                                            2002                 6.03               4.38             420,322
International Growth                        2000                10.00               7.90              19,360
                                            2001                 7.90               6.00             166,194
                                            2002                 6.00               4.41             181,433
Worldwide Growth                            2000                10.00               8.01             263,203
                                            2001                 8.01               6.14             449,841
                                            2002                 6.14               4.52             398,989
Balanced                                    2000                10.00               9.75             197,562
                                            2001                 9.75               9.19             360,002
                                            2002                 9.19               8.50             388,415

J.P. MORGAN SERIES TRUST II:
JPMorgan Small Company                      1998                10.00               8.36              11,686
                                            1999                 8.36              11.96              50,791
                                            2000                11.96              10.51              75,985
                                            2001                10.51               9.58              92,257
                                            2002                 9.58               7.44             119,187
JPMorgan Mid Cap Value                      2001                10.00              10.96                 480
                                            2002                10.96              10.96              29,825

LAZARD RETIREMENT SERIES:
Lazard Retirement Small Cap                 1999                10.00               9.31               1,275
                                            2000                 9.31              11.17               9,081
                                            2001                11.17              13.13              60,187
                                            2002                13.13              10.72             147,305
Lazard Retirement Emerging Markets          1999                10.00              11.51               6,709
                                            2000                11.51               8.21              24,583
                                            2001                 8.21               7.72              42,948
                                            2002                 7.72               7.54              54,024

MFS VARIABLE INSURANCE TRUST:
New Discovery                               2001                10.00              11.56              13,022
                                            2002                11.56               7.81              21,801
Investors Growth Stock                      2001                10.00              10.72               3,466
                                            2002                10.72               7.68              12,078
Mid Cap Growth                              2001                10.00              11.11                 320
                                            2002                11.11               6.23              12,149
Total Return                                2001                10.00              10.26               3,722
                                            2002                10.26               9.63             174,723

UBS SERIES TRUST:
Tactical Allocation                         1999                10.00              10.50               8,361
                                            2000                10.50              10.18              31,615
                                            2001                10.18               8.82              74,273
                                            2002                 8.82               6.74              88,576

FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS (CLASS I):
Core Plus Fixed Income                      1998               $10.00             $10.48               3,905
                                            1999                10.48              10.22              51,044
                                            2000                10.22              11.25              56,923
                                            2001                11.25              12.19              48,463
                                            2002                12.19              12.97              42,121
Value                                       1998                10.00               8.83               2,408
                                            1999                 8.83               8.59              11,662
                                            2000                 8.59              10.64              18,756
                                            2001                10.64              10.78              15,465
                                            2002                10.78               8.32               8,393
U.S. Real Estate                            1998                10.00               8.97                   0
                                            1999                 8.97               8.76              13,366
                                            2000                 8.76              11.22              25,564
                                            2001                11.22              12.22              15,975
                                            2002                12.22              12.01              12,813
Emerging Markets Debt                       1998                10.00               6.74                   0
                                            1999                 6.74               8.65               5,903
                                            2000                 8.65               9.54               8,544
                                            2001                 9.54              10.41               5,107
                                            2002                10.41              11.27               4,551

PBHG INSURANCE SERIES FUND:
Technology & Communications                 2000                10.00               5.35              75,715
                                            2001                 5.35               2.53             135,208
                                            2002                 2.53               1.15             111,881

PIMCO VARIABLE INSURANCE TRUST:
Real Return                                 2002                10.00              10.68              30,817
Total Return                                2002                10.00              10.44              61,436
Global Bond                                 2002                10.00              10.70               5,341

PRUDENTIAL SERIES FUND:
Jennison                                    2000                10.00               8.61              31,339
                                            2001                 8.61               6.95              42,197
                                            2002                 6.95               4.74              57,686
Jennison 20/20 Focus                        2000                10.00               9.77               3,427
                                            2001                 9.77               9.56               5,108
                                            2002                 9.56               7.33               6,681

SALOMON BROTHERS VARIABLE SERIES:
All Cap                                     1998                10.00              10.70               2,810
                                            1999                10.70              12.50              15,238
                                            2000                12.50              15.18              19,554
                                            2001                15.18              15.33              58,830
                                            2002                15.33              11.38              60,895

FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Total Return                                1998               $10.00             $10.04               4,958
                                            1999                10.04              10.03              29,385
                                            2000                10.03              10.72              33,657
                                            2001                10.72              10.54              52,597
                                            2002                10.54               9.73              55,689
Investors                                   1998                10.00              10.17               6,727
                                            1999                10.17              11.25               7,741
                                            2000                11.25              12.85              13,083
                                            2001                12.85              12.20              32,448
                                            2002                12.20               9.31              50,000

STRONG VARIABLE INSURANCE FUNDS:
Strong Mid Cap Growth II                    1998                10.00              11.56              10,255
                                            1999                11.56              21.76             150,463
                                            2000                21.76              18.37             313,405
                                            2001                18.37              12.60             321,910
                                            2002                12.60               7.80             303,965
Strong Opportunity II                       1998                10.00               9.57              10,471
                                            1999                 9.57              12.80              43,944
                                            2000                12.80              13.52             124,830
                                            2001                13.52              12.90             180,541
                                            2002                12.90               9.36             225,389
Strong Multi Cap Value II                   1998                10.00               9.42               1,865
                                            1999                 9.42               9.07              16,693
                                            2000                 9.07               9.69              11,183
                                            2001                 9.69              10.00               9,575
                                            2002                10.00               7.62               8,108

FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND:
VIP Contrafund                              2000                10.00               9.26              44,969
                                            2001                 9.26               8.03             157,198
                                            2002                 8.03               7.19             209,793
VIP Mid Cap                                 2000                10.00              11.18              35,810
                                            2001                11.18              10.69             133,190
                                            2002                10.69               9.54             219,089
VIP Growth                                  2000                10.00               8.48              42,519
                                            2001                 8.48               6.90             134,439
                                            2002                 6.90               4.77             201,437

ALLIANCE VARIABLE PRODUCTS SERIES:
Growth & Income                             2001                10.00               9.85              12,170
                                            2002                 9.85               7.59              10,093
Quasar                                      2001                10.00              11.67               1,865
                                            2002                11.67               7.86               1,733
Global Bond                                 2001                10.00               9.40              10,060
                                            2002                 9.40              10.87               9,238

FORM 8522

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $11.2 billion and equity of approximately $900 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.

OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity

FORM 8522
separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of the lesser of (a) the amount you withdraw or surrender or (b) your total purchase payments minus all previous withdrawals. This percentage varies

FORM 8522
with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         6%
     2nd         6%
     3rd         6%
     4th         5%
     5th         3%
     6th         2%
7th and later    0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 0.65% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.30% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

CHARGES FOR OPTIONAL BENEFITS

There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary.

FORM 8522

If you choose the annual stepped-up death benefit or the GMDB, as described under "Death Benefit," those annual charges are the following percentages of the optional death benefit amounts:

Annual stepped-up death benefit                                0.05%
GMDB                                                           0.25%

If you choose the GEB, as described under "Death Benefit," the annual charge is the following percentage of your average variable account value:

GEB at issue ages through 70                                   0.15%
GEB at issue ages 71 through 75                                0.30%
GEB "Plus" at issue ages through 70                            0.30%
GEB "Plus" at issue ages 71 through 75                         0.60%

If you choose the GMIB, the annual charge is the following percentage of your guaranteed income base as described under "Optional Guaranteed Minimum Income Benefit ("GMIB")":

Percent of GMIB guaranteed income base                         0.45%

If you choose the GPP, the annual charge is the following percentage of your contract value as of the beginning of the GPP's 10-year term as described under "Optional Guaranteed Principal Protection ("GPP")":

Percent of GPP beginning contract value                        0.20%

TRANSFER FEE

We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 3.5%. We will deduct from your contract value the amount of any applicable premium tax when it is incurred. Normally, that is when an annuity payout option begins.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In Georgia, Idaho, Louisiana, Michigan, Missouri, Nebraska, Nevada, North Carolina, Oklahoma, South Carolina, Rhode Island and Utah, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $10,000. You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored,

FORM 8522
you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

OPTIONAL ASSET ALLOCATION MODELS

You may choose an optional asset allocation model for your contract's variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional asset allocation model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

We have retained Ibbotson Associates to develop 5 asset allocation models, each comprising a combination of the contract's available Funds. Ibbotson selects the Funds for each of the 5 models in accordance with 5 risk/return profiles they have developed. The 5 models range from Model 1 (having relatively stable investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions Ibbotson has established for each model. You will then receive a

FORM 8522
confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer charge will apply if, by changing from one model to another you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

If your contract includes the optional Guaranteed Principal Protection (GPP) rider, your variable account values must be in one of the models. The GPP rider will be cancelled if you are no longer using any model.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAA at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

FORM 8522

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days that we are open for business, at 1-800-366-6654, #1 or by accessing our web site at any time at www.Ohionational.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against

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the 12 free transfers you are allowed each contract year. We may discontinue the
DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")

In those states where permitted, you may choose the GPP rider when you apply for the contract, or on a contract anniversary, if the annuitant is then under age 80.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your contract value to increase it to the "guaranteed contract value" if the contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value

(a) as of the first day of the rider's term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract reduced pro rata for any withdrawals you made.

Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your contract value at the end of the term for purposes of determining the benefit amount.

If you choose GPP, all variable contract values must be allocated to one of the asset allocation models we make available for use with this rider (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. If you stop using a model, the GPP rider will be cancelled automatically. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an asset allocation model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled.

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At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider's guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the date we receive proof of the annuitant's death and satisfactory instructions from the beneficiary for disposition of the contract. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 60 days after the annuitant's death. If the contract value as of the date we receive satisfactory instructions and proof of death is less than the death benefit, we will add an amount equal to that difference to the Money Market subaccount.

This death benefit will be the greatest of:

- the contract value; or

- net purchase payments; or

- the stepped-up death benefit amount if the contract has been in effect for at least 6 years (or 1 year if you chose the annual stepped-up death benefit); or

- the guaranteed minimum death benefit ("GMDB") if you chose that option; or

- the optional enhanced death benefit ("GEB" or "GEB Plus"), plus the greatest of the other options you choose, if you chose that option.

Net purchase payments means your total purchase payments minus a pro rata adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the contract value that resulted from the withdrawal.

For the 6-year period beginning on the sixth contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the sixth anniversary or (ii) net purchase payments made on or before the sixth anniversary. At the beginning of each later 6-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 6-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 6-year period after the sixth anniversary.

In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional annual charge (presently at an annual rate of 0.05% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.

In those states where permitted, you may choose the GMDB at the time the contract is issued. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the GMDB amount. The GMDB amount for contract values held in the Guaranteed Account and the Money Market Fund is the contract

FORM 8522

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value as of the date of death. For all other subaccounts, the GMDB amount is (i)
your total purchase payments minus any amounts you have withdrawn from the contract plus (ii) a daily increase, until the annuitant attains age 80, at an effective annual rate of 6%, but this total death benefit amount shall not exceed two times (i). There is an additional annual charge for this option of 0.25% of the GMDB amount.

In those states where permitted, you may choose the GEB at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant's death:

- 25% of the lesser of (a) two times net purchase payments or (b) the contract value on the date of death minus net purchase payments; or

- 40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments. This is the GEB "Plus."

For the regular GEB option, there is an additional annual charge of 0.15% of the variable contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the GEB "Plus," the charge is 0.30% (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options.

The beneficiary for any death proceeds may choose to continue the contract for up to 5 years. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

FORM 8522

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

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or mortality and expense risk undertakings. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).

Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

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Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)

Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values

FORM 8522

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

were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

You may add a GMIB rider to your contract either at the time the contract is issued or on any contract anniversary. GMIB guarantees minimum lifetime fixed income in monthly annuity payments. The amount of these payments is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin, accumulated at an annual rate of 6% or (b) your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds' investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 75 to 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments assume a lower interest rate (2.5% instead of 3%) and (b) GMIB payments are based on an assumption that you will live longer than the mortality assumed in our currently-offered annuities.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A -- IRA Disclosure Statement." You could be subject to tax penalties if you do not begin receiving GMIB payments after your required minimum distribution beginning date. Please consult your tax advisor to determine if GMIB is appropriate for you.

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                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index,

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

IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the

FORM 8522
value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

FORM 8522

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAs)

See IRA Disclosure Statement (Appendix A), following.

FORM 8522

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $11,000 for 2002. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may no longer be established.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2003 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $500 per year until 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

FORM 8522

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $40,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

FORM 8522

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

FORM 8522

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1999, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $8,000 in 2003 (increasing $1,000 per year to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,000 in 2003 (increasing $500 per year to an additional $2,500 in 2006). Distributions from a

FORM 8522

SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                         AGE 60                         AGE 65                         AGE 70
                       GUARANTEED                     GUARANTEED                     GUARANTEED
                    SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
              ----------------------------   ----------------------------   ----------------------------
                                 $2,000                         $2,000                         $2,000
                 $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
 CONTRACT        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
ANNIVERSARY   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
-----------   -------------   ------------   -------------   ------------   -------------   ------------
  1           $     946.00    $  1,922.18    $     946.00    $  1,922.18    $     946.00    $  1,922.18
  2               1,922.18       1,983.45        1,922.18       1,983.45        1,922.18       1,983.45
  3               2,929.45       2,046.55        2,929.45       2,046.55        2,929.45       2,046.55
  4               3,974.55       2,129.33        3,974.55       2,129.33        3,974.55       2,129.33
  5               5,065.06       2,231.64        5,065.06       2,231.64        5,065.06       2,231.64
  6               6,201.35       2,318.03        6,201.35       2,318.03        6,201.35       2,318.03
  7               7,382.46       2,423.93        7,382.46       2,423.93        7,382.46       2,423.93
  8               8,612.34       2,496.64        8,612.34       2,496.64        8,612.34       2,496.64
  9               9,879.11       2,571.54        9,879.11       2,571.54        9,879.11       2,571.54
  10             11,183.88       2,648.69       11,183.88       2,648.69       11,183.88       2,648.69
  15             18,318.91       3,070.56       18,318.91       3,070.56       18,318.91       3,070.56
  20             26,590.37       3,559.62       26,590.37       3,559.62       26,590.37       3,559.62
  25             36,179.26       4,126.57       36,179.26       4,126.57       36,179.26       4,126.57
  30             47,295.42       4,783.83       47,295.42       4,783.83       47,295.42       4,783.83
  35             60,341.36       5,545.77       60,341.36       5,545.77       60,341.36       5,545.77
  40             75,465.18       6,429.06       75,465.18       6,429.06       75,465.18       6,429.06
  45             92,997.83       7,453.05       92,997.83       7,453.05       92,997.83       7,453.05
  50            113,322.98       8,640.13      113,322.98       8,640.13      113,322.98       8,640.13
  55            137,165.40      10,016.27      137,165.40      10,016.27      137,165.40      10,016.27
  60            164,480.70      11,611.61      164,480.70      11,611.61      164,480.70      11,611.61
  65                   N/A            N/A      196,146.62      13,461.03      196,146.62      13,461.03
  70                   N/A            N/A             N/A            N/A      232,856.10      15,605.03

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.
- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

FORM 8522

        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities
Financial Statements

FORM 8522

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                October 15, 2003



This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated October 15, 2003. To get a free copy of the prospectus for VAA, write or call us at the above address.



                                Table of Contents
  Custodian ................................................................. 2
  Independent Certified Public Accountants .................................. 2
  Underwriter ............................................................... 2
  Calculation of Money Market Yield ......................................... 3
  Total Return .............................................................. 3
  Loans Under Tax-sheltered Annuities ....................................... 5
  Financial Statements


                               "ONCORE VALUE VA"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps
appropriate records of all of   VAA's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Ohio National Variable Account A and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.


UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:


                   Aggregate                Retained
Year              Commissions             Commissions
----              -----------             -----------
2002              $80,193,871             $11,703,457
2001              $71,902,574              $9,756,149
2000              $36,865,077              $6,236,346

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2002, was -0.12%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we do not include the $30 annual contract administration charge as a percentage of contract value because the average value of this series of contracts is $76,200. There is no annual contract administration charge for contracts over $50,000. The effect of that charge on contracts with total value less than $50,000 would be to reduce the total returns. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2002 (assuming surrender of the contract then) are as follows:

                                                                                   From                      Fund
                                             One           Five        Ten         Fund        Returns    Inception
                                             Year          Years       Years     Inception     in VAA*       Date
                                             ----          -----       -----     ---------     -------       ----
Ohio National Fund:
Money Market                                  -5.51%       2.91%        3.54%        5.69%       5.69%     7/31/1980
Equity                                       -25.47%      -4.09%        5.05%        7.86%       7.86%     1/14/1971
Bond                                           1.69%       4.26%        5.64%        6.99%       6.99%     11/2/1982
Omni                                         -29.46%      -9.52%        1.36%        5.29%       5.29%     9/10/1984
S&P 500 Index                                -29.32%      -1.74%         N/A         3.31%       3.31%      1/3/1997
International                                -27.36%      -7.07%         N/A         2.14%       2.14%      5/3/1993
International Small Company                  -21.77%      -3.54%         N/A         1.82%       1.82%     3/31/1995
Capital Appreciation                         -26.86%       3.92%         N/A         8.65%       8.65%     4/30/1994
Discovery                                    -39.34%       0.67%         N/A         9.05%       9.05%     4/30/1994
Aggressive Growth                            -34.56%     -18.51%         N/A        -7.49%      -7.49%     3/31/1995
Mid Cap Opportunity                          -32.29%      -0.89%         N/A         4.68%       4.68%      1/3/1997
Capital Growth                               -48.58%        N/A          N/A         1.70%       1.70%      5/1/1998
High Income Bond                              -2.98%        N/A          N/A        -1.01%      -1.01%      5/1/1998
Blue Chip                                    -26.15%        N/A          N/A        -5.15%      -5.15%      5/1/1998
Small Cap Growth                             -35.76%        N/A          N/A        -5.55%      -5.55%      5/1/1998
Nasdaq-100 Index                             -43.89%        N/A          N/A       -46.24%     -46.24%      5/1/2000
Bristol                                         N/A         N/A          N/A       -27.47%     -27.47%      5/1/2002
Bryton Growth                                   N/A         N/A          N/A       -37.61%     -37.61%      5/1/2002

Dow Target Variable Fund:
Dow 10, First Quarter                        -17.54%        N/A          N/A        -4.81%      -4.81%      1/4/1999
Dow 10, Second Quarter                       -13.44%        N/A          N/A        -3.30%      -3.30%      4/1/1999
Dow 10, Third Quarter                        -15.34%        N/A          N/A        -8.02%      -8.02%      7/1/1999
Dow 10, Fourth Quarter                       -12.52%        N/A          N/A        -4.48%      -4.48%     10/1/1999
Dow 5, First Quarter                         -13.38%        N/A          N/A        -2.36%      -2.36%      1/3/2000
Dow 5, Second Quarter                        -10.34%        N/A          N/A        -0.65%      -0.65%      4/1/2000
Dow 5, Third Quarter                         -11.58%        N/A          N/A        -0.93%      -0.93%      7/1/2000
Dow 5, Fourth Quarter                         -6.73%        N/A          N/A        -3.94%      -3.94%     10/1/1999

Dreyfus Variable Investment Fund:
Appreciation                                 -23.63%        N/A          N/A       -16.03%       N/A      12/31/2000

Fidelity Variable Insurance Products Fund:
VIP Contrafund                               -16.41%       1.90%         N/A        11.23%     -11.26%     1/31/1995
VIP Mid Cap                                  -16.83%        N/A          N/A        12.59%      -0.96%    12/31/1998
VIP Growth                                   -36.92%      -2.22%        7.14%        9.14%     -23.88%    10/31/1986

Goldman Sachs Variable Insurance Trust:
G.S. Growth & Income                         -18.13%        N/A          N/A        -4.76%      -7.60%     1/12/1998
G.S. CORE U.S. Equity                        -28.59%        N/A          N/A        -4.02%      -5.66%     2/12/1998
G.S. Capital Growth                          -31.01%        N/A          N/A        -4.83%      -3.23%     4/30/1998

Janus Aspen Series Service Shares:
Growth                                       -33.38%      -3.43%         N/A         5.61%     -26.30%     11/1/1999
International Growth                         -32.42%      -1.52%         N/A         7.22%     -26.11%     11/1/1999
Worldwide Growth                             -32.37%      -1.19%         N/A         9.11%     -25.42%     11/1/1999
Balanced                                      13.51%       6.71%         N/A        10.86%      -5.73%     11/1/1999

J.P. Morgan Series Trust II:
JPMorgan Mid Cap Value                        -6.08%        N/A          N/A         3.89%       9.05%     9/28/2001
JPMorgan Small Company                       -28.35%      -4.59%         N/A         5.92%      -5.89%      1/3/1997

Lazard Retirement Series:
Lazard Retirement Small Cap                  -24.41%       2.29%         N/A         2.08%       4.50%     11/1/1999
Lazard Ret. Emerging Markets                  -8.38%      -6.29%         N/A        -6.78%      -4.81%     11/1/1999

MFS Variable Insurance Trust:
MFS Investors Growth Stock                   -34.36%        N/A          N/A       -27.87%     -18.33%      5/1/2000
MFS Mid Cap Growth                           -49.94%        N/A          N/A       -30.26%     -32.56%      5/1/2000
MFS New Discovery                            -38.41%        N/A          N/A       -21.15%     -17.41%      5/1/2000
MFS Total Return                             -12.20%        N/A          N/A        -0.28%      -0.07%      5/1/2000

PBHG Insurance Series Fund:
Technology & Communications                  -60.40%     -12.71%         N/A       -10.43%     -54.86%     4/30/1997

PIMCO Variable Insurance Trust:
Real Return                                   10.73%        N/A          N/A        10.41%      -0.02%     9/30/1999
Total Return                                   2.10%       5.62%         N/A         5.62%       4.92%    12/31/1997
Global Bond                                     N/A         N/A          N/A        13.30%       7.39%     1/10/2002

Prudential Series Fund:
Jennison                                     -37.78%      -4.42%         N/A         4.70%     -23.44%     4/24/1995
Jennison 20/20 Focus                         -29.27%        N/A          N/A        -6.60%     -11.17%      5/2/1999

Salomon Brothers Variable Series Funds
All Cap                                      -31.73%        N/A          N/A         4.11%       2.95%     2/17/1998
Total Return                                 -13.70%        N/A          N/A        -0.25%      -0.44%     2/17/1998
Investors                                    -29.74%        N/A          N/A        -0.53%      -1.29%     2/17/1998

Strong Variable Insurance Funds
Strong Mid Cap Growth II                     -44.10%      -3.65%         N/A         1.47%      -5.19%    12/31/1996
Strong Opportunity II                        -33.47%       1.36%                    10.19%      -1.41%      5/8/1992

UBS Series Trust
Tactical Allocation                          -29.64%        N/A          N/A        -2.20%     -10.67%     9/29/1998

Van Kampen Universal Institutional Funds Class II
Core Plus Fixed Income                         0.37%        N/A          N/A         6.03%        N/A       1/2/1997
U.S. Real Estate                              -7.67%       2.89%         N/A         5.49%        N/A       3/3/1997

 * The "Returns in VAA" are the standardized total returns from the time these Funds were added to VAA through December 31, 2002. The Goldman Sachs Variable, Janus Aspen Series, J.P. Morgan Small Company Portfolio, Salomon Brothers and Strong Variable Insurance Funds were added to VAA May 1, 1998. The Dow Target 10 series was added to VAA beginning January 1, 1999. The Dow Target 5 series was added to VAA beginning September 1, 1999. The Lazard Retirement Series Funds were added to VAA May 1,1999. The UBS Series Trust was added to VAA July 1, 1999. The Prudential Series Fund was added January 3, 2000. The Janus Aspen Series Service Shares, PBHG and VIP funds were added to VAA May 1, 2000. The J.P. Morgan Mid Cap Value Portfolio and MFS Variable Insurance Trust were added to VAA November 1, 2001. PIMCO Variable Insurance Trust portfolios were added August 1, 2002. Dreyfus Variable Investment, Royce Capital and Van Kampen Universal Institutional Funds (Class II) were added May 1, 2003. The Fidility VIP Equity--Income portfolio was added October 1, 2003.

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Financial Statements

                           December 31, 2002 and 2001

                  (With Independent Auditors' Report Thereon)

[KPMG LOGO]

        191 West Nationwide Boulevard                    Telephone 614 249 2300
        Suite 500                                        Fax 614 249 2348
        Columbus, OH  43215-2568



                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
January 31, 2003

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                          Consolidated Balance Sheets

                           December 31, 2002 and 2001

                  (Dollars in thousands, except share amounts)

                                ASSETS                             2002             2001
                                                                -----------     -----------
Investments (notes 5, 9, and 10):
  Securities available-for-sale, at fair value:
    Fixed maturities                                           $ 5,462,640       3,859,531
    Equity securities                                                  901          59,513
  Fixed maturities held-to-maturity, at amortized cost             742,812         807,141
  Mortgage loans on real estate, net                             1,114,147       1,065,143
  Real estate, net                                                  39,991          36,594
  Policy loans                                                     179,258         178,641
  Other long-term investments                                       57,296          31,489
  Short-term investments                                                --           8,698
                                                                -----------     -----------
        Total investments                                        7,597,045       6,046,750
Cash                                                                99,958         178,362
Accrued investment income                                           96,674          83,441
Deferred policy acquisition costs                                  499,413         476,360
Reinsurance recoverable (note 15)                                1,099,086         573,118
Other assets                                                        44,569          55,768
Assets held in Separate Accounts                                 1,728,395       2,034,394
                                                                -----------     -----------
        Total assets                                           $11,165,140       9,448,193
                                                                ===========     ===========
                 LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits and claims (note 6)                     $ 7,159,320       5,794,656
Policyholders' dividend accumulations                               58,887          59,510
Other policyholder funds                                            19,518          18,328
Notes payable (net of unamortized discount of $549 in 2002
  and $592 in 2001) (note 7)                                       134,451         134,408
Federal income taxes (note 8):
  Current                                                               --          17,246
  Deferred                                                          39,323          31,215
Other liabilities                                                1,141,936         581,030
Liabilities related to Separate Accounts                         1,717,682       2,018,243
                                                                -----------     -----------
        Total liabilities                                       10,271,117       8,654,636
                                                                -----------     -----------
Stockholder's equity (notes 3 and 12):
  Class A common stock, $1 par value. Authorized,
    issued, and outstanding 10,000,000 shares                       10,000          10,000
  Additional paid-in capital                                        53,976           3,976
  Accumulated other comprehensive income                            50,838          50,461
  Retained earnings                                                779,209         729,120
                                                                -----------     -----------
        Total stockholder's equity                                 894,023         793,557
Commitments and contingencies (notes 8, 10, 14 and 15)
                                                                -----------     -----------
        Total liabilities and stockholder's equity             $11,165,140       9,448,193
                                                                ===========     ===========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Statements of Income

                  Years ended December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                                  2002        2001         2000
                                                              ----------    --------    ----------
Revenues:
   Traditional life insurance premiums                      $   127,675     130,100       136,191
   Annuity premiums and charges                                  42,256      30,560        46,100
   Universal life policy charges                                 69,777      65,006        60,508
   Accident and health insurance premiums                        20,210      26,036        26,001
   Net investment income (note 5)                               461,442     413,016       402,834
   Net realized losses on investments (note 5)                  (64,164)    (32,061)       (4,788)
   Other income                                                  21,959      26,628        20,878
                                                              ----------    --------    ----------
                                                                679,155     659,285       687,724
                                                              ----------    --------    ----------
Benefits and expenses:
   Benefits and claims                                          444,734     412,109       427,533
   Provision for policyholders' dividends on
   participating policies                                        30,498      29,674        26,646
   Amortization of deferred policy acquisition costs
   excluding impact of realized gains (losses)                   67,483      44,750        26,242
   Amortization of deferred policy acquisition costs
   due to realized gains (losses)                               (11,915)     (1,770)            -
   Other operating costs and expenses (notes 12 and 13)          76,018      74,691        87,621
                                                              ----------    --------    ----------
                                                                606,818     559,454       568,042
                                                              ----------    --------    ----------
   Income before Federal income taxes                            72,337      99,831       119,682
                                                              ----------    --------    ----------
Federal income taxes (note 8):
   Current expense                                               16,072      35,585        37,159
   Deferred expense (benefit)                                     6,176      (1,284)        4,253
                                                              ----------    --------    ----------
                                                                 22,248      34,301        41,412
                                                              ----------    --------    ----------
   Net income                                               $    50,089      65,530        78,270
                                                              ==========    ========    ==========


See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.

           Consolidated Statements of Changes in Stockholder's Equity

                  Years ended December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                                              ACCUMULATED
                                                                ADDITIONAL      OTHER                       TOTAL
                                                     COMMON      PAID-IN    COMPREHENSIVE  RETAINED     STOCKHOLDER'S
                                                      STOCK      CAPITAL        INCOME     EARNINGS        EQUITY
                                                  -----------   ----------  -------------  ---------    -------------
2000:
  Balance, beginning of year                      $   10,000            -         6,245     640,320        656,565
  Dividends to parent                                      -            -             -    (55,000)       (55,000)
  Parent assumption of long term
    liability (note 11)                                    -        3,976             -           -          3,976
  Comprehensive income:
    Net income                                             -            -             -      78,270         78,270
    Other comprehensive income (note 4)                    -            -        21,418           -         21,418
        Total comprehensive income                                                                          99,688
                                                  -----------   ----------  -------------  ---------    -------------
  Balance, end of year                            $   10,000        3,976        27,663     663,590        705,229
                                                  ===========   ==========  =============  =========    =============
2001:
  Balance, beginning of year                      $   10,000        3,976        27,663     663,590        705,229
  Comprehensive income:
    Net income                                             -            -             -      65,530         65,530
    Other comprehensive income (note 4)                    -            -        22,798           -         22,798
        Total comprehensive income                                                                          88,328
  Balance, end of year                            $   10,000        3,976        50,461     729,120        793,557
2002:
                                                  -----------   ----------  -------------  ---------    -------------
  Balance, beginning of year                      $   10,000        3,976        50,461     729,120        793,557
                                                  ===========   ==========  =============  =========    =============
  Capital contribution from parent
    (note 12)                                              -       50,000             -           -         50,000
  Comprehensive income:
    Net income                                             -            -             -      50,089         50,089
    Other comprehensive income (note 4)                    -            -           377           -            377
        Total comprehensive income                                                                          50,466
                                                  -----------   ----------  -------------  ---------    -------------
  Balance, end of year                            $   10,000       53,976        50,838     779,209        894,023
                                                  ===========   ==========  =============  =========    =============

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                                        2002             2001             2000
                                                                    ------------     ------------    -------------
Cash flows from operating activities:
  Net income                                                       $    50,089           65,530           78,270
  Adjustments to reconcile net income to net cash
    provided by operating activities:
        Capitalization of deferred policy acquisition costs           (132,655)        (112,655)        (100,036)
        Amortization of deferred policy acquisition costs               55,566           42,980           26,242
        Amortization and depreciation                                   (2,983)          (3,486)            (162)
        Realized losses on invested assets, net                         64,164           32,061            4,788
        Deferred federal income tax expense (benefit)                    6,176           (1,284)           4,253
        Increase in accrued investment income                          (13,233)         (17,085)             (33)
        Decrease (increase) in other assets                              8,840         (113,625)          (9,982)
        Net increase (decrease) in Separate Accounts                     5,438           17,596          (10,991)
        Increase in policyholder account balances                       41,466           38,226           72,721
        Increase (decrease) in policyholders' dividend                      --
          accumulations and other funds                                    567              (73)            (946)
        (Decrease) increase in current federal income tax
          payable                                                      (21,231)          (6,975)          11,387
        Increase (decrease) in other liabilities                        51,917          104,053          (26,435)
        Other, net                                                      (1,783)            (984)          (6,018)
                                                                   ------------     ------------     ------------
          Net cash provided by operating activities                    112,338           44,279           43,058
                                                                   ------------     ------------     ------------
Cash flows from investing activities:
  Proceeds from maturity of fixed maturities
    available-for-sale                                                  38,644           36,000           65,919
  Proceeds from sale of fixed maturities
    available-for-sale                                               1,707,319          584,729          310,311
  Proceeds from sale of equity securities                               49,831               49            4,345
  Proceeds from maturity of fixed maturities
    held-to-maturity                                                   140,359           73,514          160,298
  Proceeds from the sale of held-to-maturity securities                 12,130               --               --
  Proceeds from repayment of mortgage loans on real estate             140,320          230,411          163,471
  Proceeds from sale of real estate                                        346            1,244            3,388
  Cost of fixed maturities available-for-sale acquired              (3,303,869)      (1,618,325)        (484,818)
  Cost of equity securities acquired                                        --           (4,234)         (13,317)
  Cost of fixed maturities held-to-maturity acquired                   (89,938)        (127,300)         (88,872)
  Cost of mortgage loans on real estate acquired                      (193,164)        (120,072)         (70,517)
  Cost of real estate acquired                                          (1,105)         (28,904)            (136)
  Change in policy loans, net                                             (617)          (7,483)          (9,080)
  Change in other assets, net                                          (27,482)          (1,865)          31,203
                                                                   ------------     ------------     ------------
          Net cash provided by (used in) investing activities       (1,527,226)        (982,236)          72,195
                                                                   ------------     ------------     ------------
Cash flows from financing activities:
  Increase in universal life and investment product
    account balances                                                 2,497,919        2,157,191        1,494,447
  Decrease in universal life and investment product
    account balances                                                (1,220,133)      (1,222,360)      (1,563,266)
  Proceeds from note issuance, net                                          --           50,000               --
  Additional paid-in capital from parent                                50,000               --               --
  Dividends to shareholder                                                  --               --          (55,000)
                                                                   ------------     ------------     ------------
          Net cash provided by (used in) financing activities        1,327,786          984,831         (123,819)
                                                                   ------------     ------------     ------------
          Net increase (decrease) in cash and cash equivalents         (87,102)          46,874           (8,566)
Cash and cash equivalents, beginning of year                           187,060          140,186          148,752
                                                                   ------------     ------------     ------------
Cash and cash equivalents, end of year                             $    99,958          187,060          140,186
                                                                   ============     ============     ============
Supplemental disclosure:
  Federal income taxes paid                                        $    39,500           44,076           25,772
  Interest paid on notes payable                                         7,356            7,356            7,356
                                                                   ============     ============     ============

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(1)   ORGANIZATION, CONSOLIDATION POLICY, AND BUSINESS DESCRIPTION

      The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

      On February 12, 1998, ONLIC's board of directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by ONLIC's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note (2)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

      ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

           LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

           CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.


                                       6                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. Over the last two years, the Company has experienced significant growth in sales of our fixed annuity products. As a result of these increased sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of fixed annuities contributed approximately 65% of total fixed annuity deposits in 2002 and approximately 83% of total fixed annuity deposits in 2001. The top three distributors of fixed annuities contributed approximately 86% of 2002 deposits and approximately 91% of 2001 deposits. A change in the status of the Company's relationship with the largest producer would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Some of the new production exposure risk is mitigated by the use of reinsurance. Each reinsurance contract covers up to two years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company's total new business retention from dropping directly proportional to a decline in direct sales.

Based on policyholder account balances, the Company's largest distributor accounted for approximately 62% of total fixed annuity reserves in 2002 and approximately 59% of total fixed annuity reserves in 2001. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

In order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company entered into coinsurance contracts with two reinsurers in 2002 and 2001. Effective January 31, 2003, the Company has recaptured the amount of business ceded to one of these reinsurers, leaving the Company with one reinsurer for new business reinsurance (see note 17). In addition, the Company's reinsurance agreement covering new business with this remaining reinsurer is only effective up to March 31, 2003. If the Company is unable to extend this agreement or find additional reinsurers, we could be required to limit future annuity sales, invest additional capital in the Company's insurance subsidiaries or both.


                                       7                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

        EQUITY MARKET RISK is the risk related to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit
        (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn.

        As of December 31, 2002, direct GMDB reserves were $13.7 million, ceded GMDB reserves were $9.6 million and net GMDB reserves were $4.1 million. As of December 31, 2001, direct GMDB reserves were $5.6 million, ceded GMDB reserves were $4.4 million and net GMDB reserves were $1.2 million.

        The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2002 was $381.4 million, of which $224.8 million was reinsured, with a net amount at risk of $156.6 million.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America
    (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).



    (a) VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES AND INVESTMENT INCOME

        Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

        Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.


                                       8                             (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

      Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

      Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(k)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in net realized gains and losses on investments.

      Management regularly reviews its fixed maturity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

      Dividends are recorded on the ex-dividend date and interest is accrued as earned.

(b)   REVENUES AND BENEFITS

      Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.



                                       9                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

      Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(c)   DEFERRED POLICY ACQUISITION COSTS (DAC)

      The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional nonparticipating life insurance products, DAC is predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

      The Company's long-term assumption for net separate account performance is
      8.25 percent. Prior to 2002, actual net separate account performance had no immediate effect on assumptions of future projected performance. Beginning in 2002, the Company began to assume that the level of separate account assets resulting from market performance would revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.67 percent or in excess of 16.60 percent during the three- year reversion period.

      Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.




                                       10                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



(d)   SEPARATE ACCOUNTS

      Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e)   FUTURE POLICY BENEFITS

      Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

      Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

(f)   PARTICIPATING BUSINESS

      Participating business represents approximately 9%, 18%, and 34% of the Company's ordinary life insurance in force in 2002, 2001, and 2000, respectively. The provision for policyholders' dividends is based on current dividend scales. Effective April 6, 2001, the Company entered into a Succession Rights Agreement with The Canada Life Assurance Company relating to the Company's group life and health insurance. As a result, the percentage of participating business declined in 2002 and 2001.

(g)   REINSURANCE CEDED

      Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)   FEDERAL INCOME TAXES

      The Company is included as part of the consolidated federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.


                                       11                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

    (i) CASH EQUIVALENTS

        For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

    (j) USE OF ESTIMATES

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

        The estimates susceptible to significant change are those used in determining the amortization of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate, and real estate, and those used in determining other-than-temporary declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    (k) CLOSED BLOCK

        The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

        The financial information of the Closed Block is consolidated with all other operating activities and while prepared in conformity with the American Institute of Certified Public Accountant's Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.


                                       12                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



        Summarized financial information of the Closed Block as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002 follows:

                                                                        2002           2001
                                                                     -----------    -----------
Closed Block assets:
  Fixed maturity securities available-for-sale, at fair value
    (amortized cost of $317,995 and $295,858, as of
    December 31, 2002 and 2001, respectively)                       $    324,761        301,584
  Fixed maturity securities held-to-maturity, at amortized cost           75,333         74,868
  Mortgage loans on real estate, net                                      81,343         80,263
  Policy loans                                                           121,692        121,060
  Short-term investments                                                     699         12,958
  Accrued investment income                                                6,681          6,782
  Deferred policy acquisition costs                                       83,217         85,921
  Reinsurance recoverable                                                  1,842          2,304
  Other assets                                                             2,347          2,507
                                                                     -----------    -----------
                                                                    $    697,915        688,247
                                                                     ===========    ===========

Closed Block liabilities:
  Future policy benefits and claims                                 $    739,637        730,110
  Policyholders' dividend accumulations                                   17,976         18,020
  Other policyowner funds                                                  4,085          4,063
  Deferred tax liability                                                   2,368          2,004
                                                                     -----------    -----------
                                                                    $    764,066        754,197
                                                                     ===========    ===========


                                       13                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                      2002          2001            2000
                                                   -----------   ------------    -----------
Closed Block revenues and expenses:
  Traditional life insurance premiums             $    62,473         67,513         71,331
  Net investment income                                45,120         50,037         44,142
  Net realized (losses) gains on investments           (2,024)        (1,871)           866
  Benefits and claims                                 (68,270)       (67,108)       (76,671)
  Provision for policyholders' dividends on
    participating policies                            (25,647)       (27,172)       (25,421)
  Amortization of deferred policy acquisition
    costs                                              (2,282)        (5,409)        (2,820)
  Other operating costs and expenses                   (1,378)        (5,447)        (5,013)
                                                   -----------   ------------    -----------
      Income before Federal income taxes          $     7,992         10,543          6,414
                                                   ===========   ============    ===========

    (l) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

        In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine whether they require consolidation. A company is deemed the "primary beneficiary" of a VIE if it holds a majority of the VIEs variable interest, and is therefore required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position.

        In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirement for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transition (components of FIN 45) by the Company on December 15, 2002 had no material impact on the financial position or results of operations of the Company. The adoption of the remaining components of FIN 45 on January 1, 2003 will not have a material impact on the financial position or results of operations of the Company.

                                       14                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



        In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 will not have any impact on the financial position or results of operations of the Company.

        In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statement No. 4, 44, and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

        In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supercedes SFAS 121, Accounting for Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

        In June 2001, the FASB issued SFAS No. 141, Business Combinations and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141 mandates the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and establishes specific criteria for the recognition of intangible assets separately from goodwill. SFAS No. 142 addresses the accounting for goodwill and intangible assets subsequent to an acquisition. The Company was required to adopt SFAS No. 142 on January 1, 2002. The adoption of SFAS No. 141 and No. 142 did not have a material impact on the Company's results of operations or financial position.

        The Company adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended as of January 1, 2001. The impact of adoption was not material to the consolidated financial position of the Company. In December of 2002, the Company became aware of an SEC position that certain co-insurance with funds withheld reinsurance contracts contained embedded derivatives. As such, the embedded derivative within these contracts would need to be bifurcated and accounted for following the provisions of SFAS No. 133. In January of 2003, the FASB agreed to further review this issue and provide guidance on proper implementation and transition of the application of SFAS No.
        133. The Company has co-insurance funds withheld reinsurance contracts that, under the current SEC guidelines, would be deemed to have embedded derivatives. Absent

                                       15                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)


        additional guidance, there is no reasonable and consistent practice in the insurance industry for valuing this embedded derivative. The Company is currently working on a proposed method of valuation but is unable at this time to determine the final impact of this valuation. Any change in the Company's financial position due to this new guideline and subsequent valuation would be a non-cash item.

    (m) RECLASSIFICATIONS

        Certain amounts in the 2001 and 2000 consolidated financial statements have been reclassified to conform to the 2002 presentation.

(3) BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

    The statutory basis net income (loss) of ONLIC and ONLAC, after intercompany eliminations was $(22,804), $(39), and $36,679 for the years ended December 31, 2002, 2001, and 2000, respectively. The statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $519,149 and $464,035 as of December 31, 2002 and 2001, respectively.

    The NAIC completed a project to codify statutory accounting principles (Codification), and issued a new NAIC Accounting practices and Procedures Manual, which was effective January 1, 2001 for ONLIC and ONLAC. The significant change for ONLIC and ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification. The total impact of adopting codification to statutory basis capital and surplus were increases of $20,413 and $6,959 for ONLIC and ONLAC, respectively.

                                       16                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(4) OTHER COMPREHENSIVE INCOME

    Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31, 2002, 2001, and 2000 were as follows:

                                                                   2002           2001           2000
                                                                -----------   ------------    -----------
Adjustment to future policy benefits and claims                $   (2,470)            --             --
Related Federal tax benefit                                           864             --             --
Unrealized gains (losses) on securities available-for-sale
  arising during the period:
    Net of adjustment to deferred policy acquisition costs          7,207         23,561         25,388
    Related Federal tax expense                                    (1,287)        (5,753)        (5,672)
                                                                -----------   ------------    -----------
        Net                                                         4,314         17,808         19,716
                                                                -----------   ------------    -----------
Less:
  Reclassification adjustment for net (losses) gains on
    securities available-for-sale realized during the
    period:
      Gross                                                         6,057         (7,677)        (2,618)
      Related Federal tax (expense) benefit                        (2,120)         2,687            916
                                                                -----------   ------------    -----------
        Net                                                         3,937         (4,990)        (1,702)
                                                                -----------   ------------    -----------
        Total other comprehensive income                       $      377         22,798         21,418
                                                                ===========   ============    ===========


                                       17                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



(5) INVESTMENTS

    An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                                           REALIZED GAINS (LOSSES) ON
                                              INVESTMENT INCOME                    INVESTMENTS
                                       -------------------------------   -------------------------------
                                         2002       2001       2000        2002       2001       2000
                                       ---------  ---------  ---------   ---------  ---------  ---------
Gross investment income:
  Securities available-for-sale:
    Fixed maturities                  $ 308,493    247,547    219,632     (75,513)   (11,428)    (1,820)
    Equity securities                       750      1,699      5,634      14,857    (13,604)       475
Fixed maturities held-to-maturity        68,263     63,557     67,136      (6,658)    (4,557)       (31)
Mortgage loans on real estate            88,968     91,918    101,037       3,514     (1,772)    (7,015)
Real estate                               6,276      2,065      1,351         (91)      (300)       245
Policy loans                             13,033     12,128     11,068          --         --         --
Other                                      (332)     3,553      4,611          --         --       (327)
Short-term                                1,385      3,903      6,312          --         --         --
                                       ---------  ---------  ---------   ---------  ---------  ---------
  Total gross investment
    income                              486,836    426,370    416,781     (63,891)   (31,848)    (8,473)

Investment expenses                     (25,394)   (13,354)   (13,947)         --         --         --
Gains attributable to Closed
  Block                                      --         --         --          --         --       (866)
Change in valuation allowances
  for mortgage loans on real
  estate                                     --         --         --        (273)      (213)     4,551
                                       ---------  ---------  ---------   ---------  ---------  ---------
                                                                             (273)      (213)     3,685
                                                                         ---------  ---------  ---------
    Net investment income             $ 461,442    413,016    402,834
                                       =========  =========  =========
    Net realized losses on
      investments                                                       $ (64,164)   (32,061)    (4,788)
                                                                         =========  =========  =========

    Realized losses on investments, as shown in the table above, include write-downs for other-than-temporary impairments (OTI) of $44,254, $12,393 and $0 for the years ended December 31, 2002, 2001 and 2000, respectively. As of December 31, 2002, bonds with a carrying value of $21,502, which have a cumulative write-down of $22,735 due to OTI, remained in the company's investment portfolio.


                                       18                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)


    The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                               DECEMBER 31, 2002
                                              --------------------------------------------------------
                                                               GROSS         GROSS
                                               AMORTIZED     UNREALIZED    UNREALIZED   ESTIMATED FAIR
                                                  COST         GAINS         LOSSES         VALUE
                                              ------------  ------------  ------------  --------------
Securities available-for-sale:
  Fixed maturities:
    U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                $  100,748        12,157            --       112,905
    Obligations of states and political
      subdivisions                                 31,585         3,047            --        34,632
    Debt securities issued by foreign
      governments                                  11,071         2,059            --        13,130
    Corporate securities                        3,308,282       241,795      (124,614)    3,425,463
    Mortgage-backed securities                  1,819,710       108,365       (51,565)    1,876,510
                                              ------------  ------------  ------------  --------------
        Total fixed maturities               $  5,271,396       367,423      (176,179)    5,462,640
                                              ============  ============  ============  ==============
Equity securities                            $        579           330            (8)          901
                                              ============  ============  ============  ==============
Fixed maturity securities held-to-maturity:
  Obligations of states and political
    subdivisions                             $      8,101           601            --         8,702
    Corporate securities                          711,879        86,622        (5,410)      793,091
    Mortgage-backed securities                     22,832         4,166          (148)       26,850
                                              ------------  ------------  ------------  --------------
                                             $    742,812        91,389        (5,558)      828,643
                                              ============  ============  ============  ==============


                                       19                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                               DECEMBER 31, 2001
                                              --------------------------------------------------------
                                                               GROSS         GROSS
                                               AMORTIZED     UNREALIZED    UNREALIZED   ESTIMATED FAIR
                                                  COST         GAINS         LOSSES         VALUE
                                              ------------  ------------  ------------  --------------

Securities available-for-sale:
  Fixed maturities:
    U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies              $    95,680         9,353            --        105,033
    Obligations of states and political
      subdivisions                                84,640         7,118           (28)        91,730
    Debt securities issued by foreign
      governments                                  8,078         1,355            --          9,433
    Corporate securities                       2,588,978       100,004       (84,304)     2,604,678
    Mortgage-backed securities                 1,005,825        50,995        (8,163)     1,048,657
                                              ------------  ------------  ------------  --------------
        Total fixed maturities               $ 3,783,201       168,825       (92,495)     3,859,531
                                              ============  ============  ============  ==============
Equity securities                            $    32,420        31,149        (4,056)        59,513
                                              ============  ============  ============  ==============
Fixed maturity securities held-to-maturity:
  Obligations of states and political
      ubdivisions                                $13,228           682        (4,415)         9,495
  Corporate securities                           767,848        58,174        (5,173)       820,849
  Mortgage-backed securities                      26,065         1,699           (85)        27,679
                                              ------------  ------------  ------------  --------------
                                             $   807,141        60,555        (9,673)       858,023
                                              ============  ============  ============  ==============

    The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                               2002            2001
                                                           -------------   -------------
Gross unrealized gain                                     $     191,566         103,423
Less:
  Unrealized gains related to Closed Block                        6,766           5,726
  Unrealized gain due to reinsurers (note 15)                    33,819              --
  Adjustments to future policy benefits and claims                2,470              --
  Adjustment to deferred policy acquisition costs                79,277          25,241
  Deferred Federal income tax                                    21,269          24,315
                                                           -------------   -------------
                                                          $      47,965          48,141
                                                           =============   =============


                                       20                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



    An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                      2002            2001            2000
                                                  -----------      -----------     -----------
Securities available-for-sale:
  Fixed maturities                                $ 114,914            46,285          70,744
  Equity securities                                 (26,771)            5,034         (13,946)
  Fixed maturity securities held-to-maturity         34,949            17,247          29,350

    The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2002.

                                                            FIXED MATURITY SECURITIES
                                              ------------------------------------------------------
                                                  AVAILABLE-FOR-SALE           HELD-TO-MATURITY
                                              --------------------------  --------------------------
                                               AMORTIZED     ESTIMATED     AMORTIZED     ESTIMATED
                                                 COST        FAIR VALUE      COST        FAIR VALUE
                                              ------------  ------------  ------------  ------------
Due in one year or less                      $    113,457       116,744       18,773        19,198
Due after one year through five years             451,057       478,621      226,479       240,811
Due after five years through ten years          1,260,245     1,312,660      331,638       373,576
Due after ten years                             3,446,637     3,554,615      165,922       195,058
                                              ------------  ------------  ------------  ------------
                                             $  5,271,396     5,462,640      742,812       828,643
                                              ============  ============  ============  ============

    Proceeds from the sale of securities available-for-sale (excluding calls) during 2002, 2001, and 2000 were $1,602,249, $595,198, and $284,001, respectively. Gross gains of $37,359 ($4,008 in 2001 and $758 in 2000) and gross losses of $121,404 ($15,617 in 2001 and $8,038 in 2000) were realized on those sales.

    Investments with an amortized cost of $12,708 as of December 31, 2002 and 2001, respectively, were on deposit with various regulatory agencies as required by law.

    Real estate is presented at cost less accumulated depreciation of $941 in 2002 ($2,736 in 2001), and valuation allowances of $0 in 2002 and 2001.

    The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan on real estate in 2002 and two foreclosures in 2001.

                                       21                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 83% and 79% of the total liability for future policy benefits as of December 31, 2002 and 2001, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.1%, 6.3% and 6.1% for the years ended December 31, 2002, 2001, and 2000, respectively.

    The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

                        YEAR OF ISSUE                INTEREST RATE
               --------------------------------      -------------
               2002, 2001 and 2000                          4.0%
               1999 and prior                        2.25 - 6.0%

    Withdrawals:
    Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    Mortality:
    Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7) NOTES PAYABLE

    On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the notes on May 21, 1996, $15,000 of the notes issued on July 11, 1994 were retired.

    Total interest expense, including amounts paid to ONFS, was $11,106, $8,372 and $7,434 for the years ended December 31, 2002, 2001 and 2000, respectively. Total interest expense is included in investment expenses as a component of net investment income.

    The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

                                       22                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(8) FEDERAL INCOME TAX

    Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2002 and 2001, respectively.

    Total Federal income tax expense for the years ended December 31, 2002, 2001, and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                             2002                   2001                   2000
                                     --------------------   --------------------   --------------------
                                      AMOUNT        %        AMOUNT        %        AMOUNT        %
                                     ---------  ---------   ---------  ---------   ---------  ---------
Computed (expected) tax expense     $  25,318       35.0   $  34,941       35.0   $  41,889       35.0
Dividends received deduction and
  tax exempt interest                  (1,461)      (2.0)       (700)      (0.7)     (2,165)      (1.8)
Other, net                             (1,609)      (2.2)         60        0.1       1,688        1.4
                                     ---------  ---------   ---------  ---------   ---------  ---------
Total expense and effective rate    $  22,248       30.8   $  34,301       34.4   $  41,412       34.6
                                     =========  =========   =========  =========   =========  =========

                                       23                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)


The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 relate to the following:

                                                            2002           2001
                                                            ----           ----
Deferred tax assets:
  Pension and benefit obligations                        $  18,593       20,184
  Future policy benefits                                   502,643      310,100
  Mortgage loans on real estate                              2,399        2,304
  Capital loss carryforward                                 10,402           --
  Other                                                     27,273       24,528
                                                         ---------    ---------
    Total gross deferred tax assets                        561,310      357,116

Deferred tax liabilities:
  Fixed maturity securities available-for-sale              55,841       26,720
  Deferred policy acquisition costs                        121,136      115,385
  Other fixed maturities, equity securities, and other
    long-term investments                                      112        8,433
Fixed assets                                                 2,856           --
Reinsurance recoverable                                    402,255      225,146
Other                                                       18,433       12,647
                                                         ---------    ---------
    Total gross deferred tax liabilities                   600,633      388,331
                                                         ---------    ---------
    Net deferred tax liability                           $ (39,323)     (31,215)
                                                         =========    =========


The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2002 and 2001. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining at December 31, 2002.


                                       24                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

(9)     DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

        SFAS No. 107, Disclosures About Fair Value of Financial Instruments (SFAS No. 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS No. 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

        CASH, SHORT-TERM INVESTMENTS, AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

        INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

        SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

        MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

        DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

        NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

        POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.


                                       25                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)


The carrying amount and estimated fair value of financial instruments subject to SFAS No. 107 disclosure requirements were as follows as of December 31:

                                                        2002                         2001
                                              -------------------------   ----------------------------
                                              CARRYING      ESTIMATED     CARRYING          ESTIMATED
                                               AMOUNT       FAIR VALUE      AMOUNT          FAIR VALUE
                                               ------       ----------      ------          ----------
Assets:
  Investments:
    Securities available-for-sale:
      Fixed maturities                        $5,462,640       5,462,640       3,859,531       3,859,531
      Equity securities                              901             901          59,513          59,513
    Fixed maturities held-to-maturity            742,812         828,643         807,141         858,023
    Mortgage loans on real estate              1,114,147       1,216,471       1,065,143       1,113,632
    Policy loans                                 179,258         179,258         178,641         178,641
    Short-term investments                            --              --           8,698           8,698
Cash                                              99,958          99,958         178,362         178,362
Assets held in Separate Accounts               1,728,395       1,728,395       2,034,394       2,034,394

Liabilities:
  Guaranteed investment contracts                659,088         683,653         840,129         864,865
  Individual deferred annuity contracts        3,618,203       2,670,282       2,207,569       2,198,405
  Other annuity contracts                        781,994         835,043         973,719         988,633
  Policyholders' dividend accumulations
    and other policyholder funds                  78,405          78,405          77,838          77,838
Notes payable                                    134,451         156,225         134,408         141,439
Liabilities related to Separate Accounts       1,717,682       1,717,682       2,018,243       2,018,243


(10)    ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

        (a) FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

            The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $74,672 and $44,263 as of December 31, 2002 and 2001, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

                                       26                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



        (b) SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

            Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 2002. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2002 and 2001:

                                                  2002                2001
                                                  ----                ----
Mortgage assets by type:

 Retail                                       $   360,587           333,798
 Office                                           298,276           268,289
 Apartment                                        192,548           236,809
 Industrial                                       137,053           131,227
 Other                                            131,402           100,389
                                              -----------       -----------
                                                1,119,866         1,070,512

Less valuation allowances                          (5,719)           (5,369)
                                              -----------       -----------
    Total mortgage loans on real estate, net  $ 1,114,147         1,065,143
                                              ===========       ===========



(11) PENSIONS AND OTHER POSTRETIREMENT BENEFITS

     The Company sponsors a fully funded pension plan covering all home office employees hired prior to January 1, 1998. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service.

     The Company currently offers eligible retirees the opportunity to participate in a health and group life plan. The Company has two post-retirement benefit plans (other benefits), one is offered to home office employees, the other is offered to career agents.

     HOME OFFICE POST-RETIREMENT BENEFITS PLAN

     The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 45% of premium for coverage.


                                       27                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



     AGENTS POST-RETIREMENT BENEFITS PLAN

     Only career agents with contracts effective prior to January 1, 1996 may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of premium for coverage.

     Information regarding the funded status of the pension plans as a whole and other benefits as a whole as of December 31, 2002 and 2001 is as follows:

                                                  PENSION BENEFITS               OTHER BENEFITS
                                               -----------------------      -------------------------
                                                  2002          2001           2002           2001
                                                  ----          ----           ----           ----
Change in benefit obligation:
  Benefit obligation at beginning of year      $ 46,777         40,407         10,266          6,557
  Service cost                                    1,830          1,771            286            361
  Interest cost                                   3,553          3,402            669            762
  Amendments                                       (117)            --             --             --
  Actuarial loss (gain)                             154          3,036         (1,600)          2934
  Benefits paid                                  (5,923)        (1,839)          (287)          (348)
                                               --------       --------       --------       --------
  Benefit obligation at end of year            $ 46,274         46,777          9,334         10,266
                                               ========       ========       ========       ========
Change in plan assets:
  Fair value of assets at beginning of
    year                                         25,517         28,793             --             --
  Actual return on plan assets                   (4,029)        (3,595)            --             --
  Employer contribution                           8,800          1,129             --             --
  Benefits paid                                  (4,299)          (810)            --             --
                                               --------       --------       --------       --------
  Fair value of assets at end of year          $ 25,989         25,517             --             --
                                               ========       ========       ========       ========
Calculation of funded status:
  Funded status                                $(20,285)       (21,260)        (9,334)       (10,266)
  Unrecognized actuarial loss (gain)             18,047         11,642           (311)         1,240
  Unrecognized prior service cost                (1,609)          (881)        (4,731)        (5,236)
                                               --------       --------       --------       --------
      Net amount recognized                    $ (3,847)       (10,499)       (14,376)       (14,262)
                                               ========       ========       ========       ========



                                       28                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose accumulated benefit obligation exceeds plan assets:

                                                                                 PENSION BENEFITS
                                                              -------------------------------------------------------
                                                                   2002              2001                     2000
                                                              ------------         ---------               ----------
Projected benefit obligation                                  $     15,335            17,288                  14,397
Accumulated benefit obligation                                      12,514            13,081                  11,154
Assets                                                                  --                --                      --
Minimum liability                                                   12,514            13,081                  11,154
Accrued pension cost                                               (12,286)          (11,631)                (10,023)
Unrecognized transition obligation                                   1,174             1,410                   1,645

Effective December 31, 2000, the Company transferred the obligations of two of its unfunded retirement plans to ONFS. These plans are nonqualified, defined benefit plans. In addition to the liabilities transferred, those employees covered by these plans became employees of ONFS effective December 31, 2000. The expenses related to these plans prior to the transfer are reflected in the Company's 2000 consolidated statement of income.

Weighted average assumptions used in calculating the funded status and net periodic benefit cost of the pension plans and other benefits were as follows:

                                                          PENSION BENEFITS                                 OTHER BENEFITS
                                                  --------------------------------              ---------------------------------
                                                    2002                   2001                    2002                    2001
                                                  --------               ---------              ---------               ---------
Discount rate                                       6.20%                  6.45%                  7.00%                   7.25%
Expected return on plan assets                      9.50%                 10.50%                     --                      --
Rate of compensation increase                       5.25%                  5.10%                     --                      --


For measurement purposes, the Company assumes an increase in the per capita cost of covered health care benefits of 9% decreasing by 1% annually to an ultimate rate of 5%.

                                       29                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



Components of net periodic benefit cost for the pension plans and other benefits for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                                                    PENSION BENEFITS
                                            -------------------------------------------------------------------
                                                     2002                        2001                  2000
                                            ------------------              ------------           -----------
Service cost                                $           1,830                      1,771                 2,061
Interest cost                                           3,553                      3,402                 3,524
Expected return on plan assets                         (2,329)                    (2,918)               (3,553)
Amortization of prior service cost                       (241)                      (123)                  (67)
Recognized actuarial loss (gain)                          959                        374                (1,119)
                                            -----------------               ------------           -----------
  Net periodic benefit cost                 $           3,772                      2,506                   846
                                            =================               ============           ===========

                                                                     OTHER BENEFITS
                                            -------------------------------------------------------------------
                                                   2002                      2001                     2000
                                            -----------------         -----------------          --------------
Service cost                                              286                        361                   267
Interest cost                                             669                        762                   464
Expected return on plan assets                             --                         --                    --
Amortization of prior service cost                       (505)                      (505)                 (505)
Recognized actuarial loss (gain)                           --                        136                  (122)
                                                  -----------              -------------           -----------
  Net periodic benefit cost                               450                        754                  104
                                                  ===========              =============           ===========


The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A 1% point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 2002 and 2001 by $454 and $395, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 2002, 2001, and 2000 by $97, $16, and $17, respectively.

The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the profit sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the plan for 2002, 2001, and 2000 were $1,860, $1,814 and $1,653, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $447, $279, and $241 in 2002, 2001, and 2000, respectively.

The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.



                         30                                         (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

          The Company has other deferred compensation and supplemental pension plans. The expenses for these plans in 2002, 2001, and 2000 were $5,159, $9,171, and $6,800, respectively.

     (12) Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          ONLIC and ONLAC exceed the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2002. Also, the impact of adoption of Codification by ONLIC and ONLAC as of January 1, 2001 (see note 3) did not have a material impact on their respective RBC levels.

          The Company had designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,647 as of December 31, 2001. At December 31, 2002, this designation was no longer required as Actuarial Guideline No. 34 eliminated this requirement.

          The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of the company, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $50,900 may be paid by ONLIC to ONFS in 2003 without prior approval. No dividends were paid by ONLIC to ONFS in 2002 or 2001. Dividends of approximately $55,000 were paid by ONLIC to ONFS in November 2000.

          The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of the company, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $11,300 may be paid by ONLAC to ONLIC in 2003 without prior approval. ONLAC paid $12,000 to ONLIC in December of 2002. No additional dividend payments may be made in 2003 until December without prior approval. ONLAC paid dividends to ONLIC of $24,000 in 2001 and paid no dividends in 2000.

          During 2002, ONFS made a $50,000 capital contribution to ONLIC in order to strengthen ONLIC's statutory capital position

     (13) Bank Line of Credit

          As of December 31, 2002, the Company had a $100,000 revolving credit facility, of which, $50,000 was automatic and $50,000 was discretionary. The Company utilized this facility on various occasions in 2002 for amounts up to $50,000. Total interest and fees paid on this line of credit were $25 in 2002. There was no borrowing outstanding on this facility as of December 31, 2002. As of December 31, 2001, the Company had a $10,000 unsecured line of credit, which was not utilized during that year.


                                       31                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

     (14) Contingencies

          ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

     (15) Reinsurance

          The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 20%, 16%, and 15% of gross earned life and accident and health premiums during 2002, 2001, and 2000, respectively.

          In 2002 and 2001, the Company entered into coinsurance agreements to facilitate additional sales of fixed annuity products. The effect of these agreements is that the Company retains approximately 1/3 of the financial benefits and risks of certain fixed annuities issued. As these are deposit type products, there is no impact on reported premiums.

          The ceded reserves attributable to these agreements were $954,209 in 2002 and $434,584 in 2001. Because these agreements are designed as coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items. As of December 31, 2002, the Company recognized a liability of $33,819 related to unrealized gains on funds withheld that would be payable to reinsurers if realized, and a corresponding reduction to unrealized gains, which are reflected in Other Comprehensive Income. This liability was $0 at December 31, 2001. Effective January 31, 2003, the Company recaptured one of the reinsurers' shares of this business and terminated that agreement (see note 17).

     (16) Segment Information

          The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

                                       32                           (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



          The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment in 2001 is the earned portion of the proceeds generated by this agreement. The final $1,165 of additional proceeds were recognized in earnings in 2002 as all final obligations of the agreement were met.

                                                                   YEAR ENDED OR AS OF DECEMBER 31, 2002
                                            ---------------------------------------------------------------------------------
                                            INDIVIDUAL       PENSION
                                              LIFE             AND                OTHER
                                            INSURANCE       ANNUITIES           INSURANCE      CORPORATE            TOTAL
                                            ---------       ---------           ---------      ---------            -----
Revenues:
  Traditional life insurance premiums      $   126,794               --              881                --           127,675
  Annuity premiums and charges                      --           42,256               --                --            42,256
  Universal life policy charges                 69,777               --               --                --            69,777
  Accident and health insurance
    premiums                                        --               --           20,210                --            20,210
  Net investment income                        143,773          311,153           10,216            (3,700)          461,442
  Net realized losses on investments                --               --               --           (64,164)          (64,164)
  Other income                                     674           19,700            1,342               243            21,959
                                           -----------      -----------      -----------       -----------       -----------

                                               341,018          373,109           32,649           (67,621)          679,155
                                           -----------      -----------      -----------       -----------       -----------

  Benefits and expenses:
    Benefits and claims                        188,222          235,322           20,783               407           444,734
    Provision for policyholders'
      dividends on participating
        policies                                30,073                9              416                --            30,498
  Operating expenses                            61,342           74,328            6,737           (10,821)          131,586
                                           -----------      -----------      -----------       -----------       -----------

                                               279,637          309,659           27,936           (10,414)          606,818
                                           -----------      -----------      -----------       -----------       -----------

Income (loss) before Federal income
  taxes                                    $    61,381           63,450            4,713           (57,207)           72,337
                                           ===========      ===========      ===========       ===========       ===========

Total assets as of December 31, 2002       $ 2,640,390        8,030,411          232,669           261,670        11,165,140
                                           -----------      -----------      -----------       -----------       -----------



                                       33                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

                                                                    YEAR ENDED OR AS OF DECEMBER 31, 2001
                                           ------------------------------------------------------------------------------------
                                             INDIVIDUAL             PENSION
                                                 LIFE                 AND               OTHER
                                              INSURANCE             ANNUITIES          INSURANCE      CORPORATE        TOTAL
                                           -----------------      ------------      -------------   -----------     -----------
Revenues:
  Traditional life insurance premiums          $     109,065                --             21,035           --         130,100
  Annuity premiums and charges                            --            30,560                 --           --          30,560
  Universal life policy charges                       65,006                --                 --           --          65,006
  Accident and health insurance
  premiums                                                --                --             26,036           --          26,036
  Net investment income                              134,543           265,194              9,820        3,459         413,016
  Net realized losses on investments                      --                --                 --     (32,061)        (32,061)
  Other income                                           551            18,711              7,280           86          26,628
                                               -------------        ----------       ------------   ----------      ----------
                                                     309,165           314,465             64,171     (26,746)         659,285
                                               -------------        ----------       ------------   ----------      ----------

Benefits and expenses:
  Benefits and claims                                172,870           211,046             28,193           --         412,109
  Provision for policyholders' dividends
  on participating policies                           29,651                13                 10           --          29,674
  Operating expenses                                  62,600            38,156             13,184        3,731         119,441
                                               -------------        ----------       ------------   ----------      ----------
                                                     265,121           249,215             41,387        3,731         559,454
                                               -------------        ----------       ------------   ----------      ----------
Income (loss) before Federal income
  taxes                                        $      44,044            65,250             22,784     (32,247)          99,831
                                               =============        ==========       ============   ==========      ==========
Total assets as of December 31, 2001           $   2,565,823         6,204,589            233,647      444,136       9,448,193
                                               =============        ==========       ============   ==========      ==========

                                   34                               (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

                                                                  YEAR ENDED OR AS OF DECEMBER 31, 2000
                                          ---------------------------------------------------------------------------------
                                            INDIVIDUAL           PENSION
                                              LIFE                 AND                OTHER
                                            INSURANCE            ANNUITIES          INSURANCE      CORPORATE      TOTAL
                                          ---------------     -------------      -------------   ------------  ------------
Revenues:
   Traditional life insurance premiums    $       105,171                --             31,020             --      136,191
   Annuity premiums and charges                        --            46,100                 --             --       46,100
   Universal life policy charges                   60,508                --                 --             --       60,508
   Accident and health insurance
   premiums                                            --                --             26,001             --       26,001
   Net investment income                          124,385           258,834              8,918         10,697      402,834
   Net realized losses on investments                  --                --                 --        (4,788)      (4,788)
   Other income                                       131            21,810                 --        (1,063)       20,878
                                          ---------------     -------------      -------------   ------------  -----------
                                                  290,195           326,744             65,939          4,846      687,724
                                          ---------------     -------------      -------------   ------------  -----------

Benefits and expenses:
   Benefits and claims                            164,690           215,896             46,947             --      427,533
   Provision for policyholders' dividends
   on participating policies                       26,623                18                  5             --       26,646
   Operating expenses                              44,939            45,946             14,476          8,492      113,863
                                          ---------------     -------------      -------------   ------------  -----------
                                                  236,252           261,870             61,428          8,492      568,042
                                          ---------------     -------------      -------------   ------------  -----------
Income (loss) before Federal income
   taxes                                  $        53,943            64,847              4,511        (3,646)      119,682
                                          ===============     =============      =============   ============  ===========
Total assets as of December 31, 2000      $     2,225,182         5,086,540            177,419        319,688    7,808,829
                                          ===============     =============      =============   ============  ===========


(17)    SUBSEQUENT EVENT

        Effective January 31, 2003, the Company has recaptured the portion of its fixed annuity business that had been ceded to Annuity and Life Reassurance, LTD under a funds withheld modified co-insurance contract. As part of the termination agreement dated February 14, 2003, the Company paid a recapture fee of $5,000. In conjunction with the recapture, the Company will increase future policy benefits by approximately $375,700, which is offset by the release of the corresponding funds withheld liability.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                          ASSETS                       CONTRACT OWNERS' EQUITY
                                                      --------------    -----------------------------------------------------
                                                                         CONTRACTS IN      ANNUITY RESERVES
                                                      INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                        FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                      --------------    ---------------    ----------------    --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
9,708,548 Shares (Cost $245,040,313)................   $166,987,021      $166,449,973          $537,048         $166,987,021
Money Market Subaccount
12,137,279 Shares (Cost $121,372,789)...............    121,372,789       121,313,072            59,717          121,372,789
Bond Subaccount
5,504,338 Shares (Cost $56,051,432).................     56,419,466        56,180,646           238,820           56,419,466
Omni Subaccount
2,532,617 Shares (Cost $42,681,886).................     25,224,867        25,142,974            81,893           25,224,867
International Subaccount
2,898,007 Shares (Cost $20,602,564).................     19,126,844        19,114,910            11,934           19,126,844
Capital Appreciation Subaccount
4,117,287 Shares (Cost $55,847,966).................     45,660,711        45,582,333            78,378           45,660,711
Discovery Subaccount
2,519,773 Shares (Cost $58,232,811).................     30,640,443        30,613,064            27,379           30,640,443
International Small Company Subaccount
736,204 Shares (Cost $6,542,815)....................      5,882,267         5,880,581             1,686            5,882,267
Aggressive Growth Subaccount
1,005,650 Shares (Cost $9,718,743)..................      4,183,506         4,183,506                 0            4,183,506
Small Cap Growth Subaccount
775,465 Shares (Cost $9,394,156)....................      3,916,101         3,910,641             5,460            3,916,101
Growth & Income Subaccount
3,373,584 Shares (Cost $51,631,975).................     32,150,251        32,103,494            46,757           32,150,251
S&P 500 Index Subaccount
7,885,861 Shares (Cost $110,158,864)................     71,840,196        71,764,615            75,581           71,840,196
Social Awareness Subaccount
92,258 Shares (Cost $1,007,433).....................        476,974           476,974                 0              476,974
Blue Chip Subaccount
1,054,952 Shares (Cost $10,472,442).................      8,545,112         8,545,112                 0            8,545,112
Equity Income Subaccount
1,100,749 Shares (Cost $11,389,946).................      7,991,438         7,991,438                 0            7,991,438
High Income Bond Subaccount
2,191,229 Shares (Cost $16,771,069).................     15,075,652        14,996,962            78,690           15,075,652
Capital Growth Subaccount
1,510,646 Shares (Cost $24,000,242).................     15,484,124        15,484,124                 0           15,484,124
Nasdaq-100 Index Subaccount
1,847,943 Shares (Cost $6,004,527)..................      4,749,214         4,749,214                 0            4,749,214
Bristol Subaccount
42,352 Shares (Cost $341,779).......................        334,579           334,579                 0              334,579
Bryton Growth Subaccount
59,430 Shares (Cost $429,286).......................        408,882           408,882                 0              408,882

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                          ASSETS                       CONTRACT OWNERS' EQUITY
                                                      --------------    -----------------------------------------------------
                                                                         CONTRACTS IN      ANNUITY RESERVES
                                                      INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                        FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                      --------------    ---------------    ----------------    --------------
DOW TARGET 10 PORTFOLIOS:
January Subaccount
46,012 Shares (Cost $445,561).......................   $    376,377      $    376,377          $      0         $    376,377
February Subaccount
100,912 Shares (Cost $977,491)......................        852,704           852,704                 0              852,704
March Subaccount
104,744 Shares (Cost $1,106,866)....................        836,905           836,905                 0              836,905
April Subaccount
84,092 Shares (Cost $849,166).......................        731,599           731,599                 0              731,599
May Subaccount
93,476 Shares (Cost $857,332).......................        753,417           753,417                 0              753,417
June Subaccount
135,314 Shares (Cost $1,243,267)....................      1,056,800         1,056,800                 0            1,056,800
July Subaccount
127,102 Shares (Cost $1,139,704)....................        973,603           973,603                 0              973,603
August Subaccount
84,568 Shares (Cost $769,385).......................        642,719           642,719                 0              642,719
September Subaccount
82,562 Shares (Cost $743,402).......................        623,339           623,339                 0              623,339
October Subaccount
71,181 Shares (Cost $661,661).......................        621,410           621,410                 0              621,410
November Subaccount
78,717 Shares (Cost $735,001).......................        607,693           607,693                 0              607,693
December Subaccount
50,178 Shares (Cost $478,618).......................        404,436           404,436                 0              404,436

DOW TARGET 5 PORTFOLIOS:
January Subaccount
14,078 Shares (Cost $136,476).......................        119,803           119,803                 0              119,803
February Subaccount
15,547 Shares (Cost $154,991).......................        143,037           143,037                 0              143,037
March Subaccount
17,008 Shares (Cost $181,010).......................        142,697           142,697                 0              142,697
April Subaccount
12,453 Shares (Cost $117,952).......................         93,151            93,151                 0               93,151
May Subaccount
11,249 Shares (Cost $109,999).......................         78,628            78,628                 0               78,628
June Subaccount
10,140 Shares (Cost $108,791).......................         79,292            79,292                 0               79,292
July Subaccount
28,257 Shares (Cost $240,994).......................        238,487           238,487                 0              238,487

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                          ASSETS                       CONTRACT OWNERS' EQUITY
                                                      --------------    -----------------------------------------------------
                                                                         CONTRACTS IN      ANNUITY RESERVES
                                                      INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                        FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                      --------------    ---------------    ----------------    --------------
DOW TARGET 5 PORTFOLIOS: (CONTINUED)
August Subaccount
19,539 Shares (Cost $236,576).......................   $    213,956      $    213,956          $      0         $    213,956
September Subaccount
16,729 Shares (Cost $133,563).......................        121,455           121,455                 0              121,455
October Subaccount
16,541 Shares (Cost $146,932).......................        138,612           138,612                 0              138,612
November Subaccount
16,534 Shares (Cost $141,414).......................        115,244           115,244                 0              115,244
December Subaccount
21,023 Shares (Cost $206,719).......................        170,708           170,708                 0              170,708

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Growth Subaccount
185,763 Shares (Cost $7,674,699)....................      4,354,282         4,354,282                 0            4,354,282
VIP Equity Income Subaccount
220,604 Shares (Cost $5,350,970)....................      4,006,164         4,006,164                 0            4,006,164
VIP High Income Bond Subaccount
156,193 Shares (Cost $1,668,840)....................        926,225           926,225                 0              926,225

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
1,596,325 Shares (Cost $48,678,164).................     23,322,315        23,322,315                 0           23,322,315
International Growth Subaccount
225,691 Shares (Cost $4,659,956)....................      3,904,449         3,904,449                 0            3,904,449
Worldwide Growth Subaccount
824,300 Shares (Cost $28,696,904)...................     17,351,522        17,345,778             5,744           17,351,522
Balanced Subaccount
2,069,819 Shares (Cost $52,392,213).................     42,617,563        42,590,627            26,936           42,617,563

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.:
Capital Subaccount
840,050 Shares (Cost $12,035,861)...................      9,458,962         9,352,138           106,824            9,458,962
Total Return Subaccount
583,326 Shares (Cost $6,043,652)....................      5,559,093         5,559,093                 0            5,559,093
Investors Subaccount
476,221 Shares (Cost $5,833,427)....................      4,624,106         4,624,106                 0            4,624,106

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                          ASSETS                       CONTRACT OWNERS' EQUITY
                                                      --------------    -----------------------------------------------------
                                                                         CONTRACTS IN      ANNUITY RESERVES
                                                      INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                        FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                      --------------    ---------------    ----------------    --------------
STRONG VARIABLE ANNUITY FUNDS, INC.:
Opportunity II Subaccount
1,228,869 Shares (Cost $26,850,241).................   $ 17,044,409      $ 17,044,409          $      0         $ 17,044,409
Multi Cap Value II Subaccount
184,888 Shares (Cost $1,773,041)....................      1,347,836         1,347,836                 0            1,347,836
Mid Cap Growth II Subaccount
1,784,566 Shares (Cost $45,782,936).................     18,256,109        18,244,595            11,514           18,256,109

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
Core Plus Fixed Income Subaccount
407,750 Shares (Cost $4,338,911)....................      4,534,178         4,534,178                 0            4,534,178
US Real Estate Subaccount
1,415,416 Shares (Cost $16,751,573).................     16,036,661        16,032,079             4,582           16,036,661
Value Subaccount
83,549 Shares (Cost $969,574).......................        821,286           821,286                 0              821,286
Emerging Mkt. Debt Subaccount
28,818 Shares (Cost $204,294).......................        203,740           203,740                 0              203,740

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
736,985 Shares (Cost $7,150,582)....................      5,999,053         5,999,053                 0            5,999,053
Core US Equity Subaccount
701,237 Shares (Cost $8,467,128)....................      5,953,506         5,953,506                 0            5,953,506
Capital Growth Subaccount
646,915 Shares (Cost $7,303,601)....................      5,026,527         5,026,527                 0            5,026,527

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
563,170 Shares (Cost $4,287,654)....................      3,953,456         3,953,456                 0            3,953,456
Small Cap Subaccount
1,357,621 Shares (Cost $16,978,067).................     14,553,702        14,541,200            12,502           14,553,702

PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
147,950 Shares (Cost $1,484,898)....................      1,217,630         1,217,630                 0            1,217,630
Jennison Subaccount
352,107 Shares (Cost $7,385,461)....................      4,471,754         4,471,754                 0            4,471,754

UBS SERIES TRUST:
Tactical Allocation Subaccount
742,767 Shares (Cost $10,563,387)...................      7,227,121         7,227,121                 0            7,227,121

PBHG INSURANCE SERIES FUND, INC.:
Technology & Communications Subaccount
1,402,526 Shares (Cost $9,275,084)..................      2,103,788         2,103,788                 0            2,103,788

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                          ASSETS                       CONTRACT OWNERS' EQUITY
                                                      --------------    -----------------------------------------------------
                                                                         CONTRACTS IN      ANNUITY RESERVES
                                                      INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                        FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                      --------------    ---------------    ----------------    --------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CL
2:
VIP Mid-Cap Subaccount
1,513,642 Shares (Cost $28,535,041).................   $ 26,322,229      $ 26,285,510          $ 36,719         $ 26,322,229
VIP Contrafund Subaccount
887,526 Shares (Cost $17,947,856)...................     15,931,094        15,931,094                 0           15,931,094
VIP Growth Subaccount
564,656 Shares (Cost $22,219,082)...................     13,105,672        13,088,140            17,532           13,105,672

JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
1,458,600 Shares (Cost $39,315,212).................     21,120,521        21,119,228             1,293           21,120,521
Worldwide Growth Subaccount
1,546,704 Shares (Cost $32,966,803).................     32,403,437        32,402,097             1,340           32,403,437
Balanced Subaccount
3,055,743 Shares (Cost $73,993,752).................     65,148,436        65,146,005             2,431           65,148,436
International Growth Subaccount
1,100,506 Shares (Cost $19,077,325).................     18,906,688        18,906,688                 0           18,906,688

JP MORGAN SERIES TRUST II:
Small Company Subaccount
471,414 Shares (Cost $6,089,704)....................      4,874,424         4,874,424                 0            4,874,424
Mid Cap Value Subaccount
216,752 Shares (Cost $3,671,943)....................      3,624,101         3,624,101                 0            3,624,101

ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.:
Global Bond Subaccount
38,859 Shares (Cost $433,469).......................        487,290           487,290                 0              487,290
Growth & Income Subaccount
101,304 Shares (Cost $2,143,445)....................      1,670,496         1,670,496                 0            1,670,496
Quasar Subaccount
29,916 Shares (Cost $265,711).......................        202,830           202,830                 0              202,830

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
116,687 Shares (Cost $1,481,179)....................      1,211,215         1,211,215                 0            1,211,215
Investors Growth Stock Subaccount
116,247 Shares (Cost $966,478)......................        812,566           812,566                 0              812,566
Mid Cap Growth Subaccount
167,597 Shares (Cost $982,331)......................        750,836           750,836                 0              750,836
Total Return Subaccount
1,079,541 Shares (Cost $19,125,917).................     18,406,175        18,084,464           321,711           18,406,175

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                          ASSETS                       CONTRACT OWNERS' EQUITY
                                                      --------------    -----------------------------------------------------
                                                                         CONTRACTS IN      ANNUITY RESERVES
                                                      INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                        FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                      --------------    ---------------    ----------------    --------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS
IB):
Corporate Bond Subaccount
304,037 Shares (Cost $2,764,939)....................   $  2,730,256      $  2,730,256          $      0         $  2,730,256
Equity Income Subaccount
1,012,720 Shares (Cost $11,236,832).................      9,418,292         9,418,292                 0            9,418,292

PIMCO VARIABLE INSURANCE TRUST:
Real Return Subaccount
955,103 Shares (Cost $11,196,412)...................     11,365,722        11,365,722                 0           11,365,722
Total Return Subaccount
771,361 Shares (Cost $7,838,782)....................      7,891,028         7,891,028                 0            7,891,028
Global Bond Subaccount
51,729 Shares (Cost $578,895).......................        604,712           604,712                 0              604,712

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                        OHIO NATIONAL FUND, INC.
                                          -------------------------------------------------------------------------------------
                                                                                                                     CAPITAL
                                             EQUITY      MONEY MARKET      BOND         OMNI       INTERNATIONAL   APPRECIATION
                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                          ------------   ------------   ----------   -----------   -------------   ------------
                                              2002           2002          2002         2002           2002            2002
                                          ------------   ------------   ----------   -----------   -------------   ------------
Investment activity:
  Reinvested dividends..................  $    681,902   $ 1,823,445    $2,911,173   $   594,737    $    60,691    $    105,525
  Risk & administrative expense (note
     3).................................    (2,292,651)   (1,802,005)     (579,884)     (344,929)      (279,124)       (619,034)
                                          ------------   -----------    ----------   -----------    -----------    ------------
       Net investment activity..........    (1,610,749)       21,440     2,331,289       249,808       (218,433)       (513,509)
                                          ------------   -----------    ----------   -----------    -----------    ------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...........             0             0             0             0              0         450,811
     Realized gain (loss)...............   (10,346,444)      238,858       (39,209)   (3,782,425)    (3,367,473)     (1,338,977)
     Unrealized gain (loss).............   (31,909,025)            0       889,656    (5,434,485)    (1,742,424)    (11,427,439)
                                          ------------   -----------    ----------   -----------    -----------    ------------
     Net gain (loss) on investments.....   (42,255,469)      238,858       850,447    (9,216,910)    (5,109,897)    (12,315,605)
                                          ------------   -----------    ----------   -----------    -----------    ------------
       Net increase (decrease) in
          contract owners' equity from
          operations....................  $(43,866,218)  $   260,298    $3,181,736   $(8,967,102)   $(5,328,330)   $(12,829,114)
                                          ============   ===========    ==========   ===========    ===========    ============

                                            OHIO NATIONAL FUND, INC.
                                          ----------------------------
                                                         INTERNATIONAL
                                           DISCOVERY       SMALL CO.
                                           SUBACCOUNT     SUBACCOUNT
                                          ------------   -------------
                                              2002           2002
                                          ------------   -------------
Investment activity:
  Reinvested dividends..................  $          0     $       0
  Risk & administrative expense (note
     3).................................      (458,235)      (88,281)
                                          ------------     ---------
       Net investment activity..........      (458,235)      (88,281)
                                          ------------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...........             0             0
     Realized gain (loss)...............    (3,749,361)      (31,790)
     Unrealized gain (loss).............   (12,327,029)     (672,207)
                                          ------------     ---------
     Net gain (loss) on investments.....   (16,076,390)     (703,997)
                                          ------------     ---------
       Net increase (decrease) in
          contract owners' equity from
          operations....................  $(16,534,625)    $(792,278)
                                          ============     =========

                                                                          OHIO NATIONAL FUND, INC.
                                           ---------------------------------------------------------------------------------------
                                           AGGRESSIVE     SMALL CAP       GROWTH &         S&P           SOCIAL
                                             GROWTH         GROWTH         INCOME       500 INDEX       AWARENESS      BLUE CHIP
                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                           -----------   ------------   ------------   ------------   -------------   ------------
                                              2002           2002           2002           2002           2002            2002
                                           -----------   ------------   ------------   ------------   -------------   ------------
Investment activity:
  Reinvested dividends...................  $         0   $         0    $          0   $    946,074     $       0     $    80,861
  Risk & administrative expense (note
     3)..................................      (66,300)      (57,345)       (472,963)    (1,065,929)       (6,813)       (114,991)
                                           -----------   -----------    ------------   ------------     ---------     -----------
       Net investment activity...........      (66,300)      (57,345)       (472,963)      (119,855)       (6,813)        (34,130)
                                           -----------   -----------    ------------   ------------     ---------     -----------
  Realized & unrealized loss on
     investments:
     Reinvested capital gains............            0             0               0              0             0               0
     Realized loss.......................   (1,314,739)   (2,123,601)     (3,509,693)    (6,675,129)      (76,007)       (234,665)
     Unrealized loss.....................     (464,932)      338,629      (9,143,690)   (17,443,582)     (132,234)     (1,771,210)
                                           -----------   -----------    ------------   ------------     ---------     -----------
       Net loss on investments...........   (1,779,671)   (1,784,972)    (12,653,383)   (24,118,711)     (208,241)     (2,005,875)
                                           -----------   -----------    ------------   ------------     ---------     -----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................  $(1,845,971)  $(1,842,317)   $(13,126,346)  $(24,238,566)    $(215,054)    $(2,040,005)
                                           ===========   ===========    ============   ============     =========     ===========

                                           OHIO NATIONAL FUND, INC.
                                           -------------------------
                                             EQUITY      HIGH INCOME
                                             INCOME         BOND
                                           SUBACCOUNT    SUBACCOUNT
                                           -----------   -----------
                                              2002          2002
                                           -----------   -----------
Investment activity:
  Reinvested dividends...................  $   118,661   $1,338,913
  Risk & administrative expense (note
     3)..................................     (116,144)    (167,834)
                                           -----------   ----------
       Net investment activity...........        2,517    1,171,079
                                           -----------   ----------
  Realized & unrealized loss on
     investments:
     Reinvested capital gains............            0            0
     Realized loss.......................     (505,507)    (490,312)
     Unrealized loss.....................   (1,680,540)    (390,070)
                                           -----------   ----------
       Net loss on investments...........   (2,186,047)    (880,382)
                                           -----------   ----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................  $(2,183,530)  $  290,697
                                           ===========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                OHIO NATIONAL FUND, INC.
                                                  ----------------------------------------------------
                                                    CAPITAL      NASDAQ-100                   BRYTON
                                                     GROWTH         INDEX       BRISTOL       GROWTH
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                  ------------   -----------   ----------   ----------
                                                      2002          2002        2002 (E)     2002 (E)
                                                  ------------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends..........................  $          0   $         0    $      0     $      0
  Risk & administrative expense (note 3)........      (289,242)      (63,423)     (1,140)      (1,830)
                                                  ------------   -----------    --------     --------
       Net investment activity..................      (289,242)      (63,423)     (1,140)      (1,830)
                                                  ------------   -----------    --------     --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................             0             0           0            0
     Realized loss..............................    (5,263,349)   (2,508,428)     (2,487)     (18,857)
     Unrealized loss............................    (8,079,852)      (20,971)     (7,200)     (20,404)
                                                  ------------   -----------    --------     --------
       Net loss on investments..................   (13,343,201)   (2,529,399)     (9,687)     (39,261)
                                                  ------------   -----------    --------     --------
          Net decrease in contract owners'
            equity from operations..............  $(13,632,443)  $(2,592,822)   $(10,827)    $(41,091)
                                                  ============   ===========    ========     ========

                                                              DOW TARGET 10 PORTFOLIOS
                                                  -------------------------------------------------

                                                   JANUARY      FEBRUARY      MARCH        APRIL
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  ----------   ----------   ----------   ----------
                                                     2002         2002         2002         2002
                                                  ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends..........................   $ 14,222    $  47,495    $  40,170     $ 42,274
  Risk & administrative expense (note 3)........     (5,924)     (14,964)     (12,745)     (12,647)
                                                   --------    ---------    ---------     --------
       Net investment activity..................      8,298       32,531       27,425       29,627
                                                   --------    ---------    ---------     --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0            0       15,198            0
     Realized loss..............................    (19,641)     (26,585)     (29,743)     (33,148)
     Unrealized loss............................    (52,220)    (152,557)    (156,032)     (64,449)
                                                   --------    ---------    ---------     --------
       Net loss on investments..................    (71,861)    (179,142)    (170,577)     (97,597)
                                                   --------    ---------    ---------     --------
          Net decrease in contract owners'
            equity from operations..............   $(63,563)   $(146,611)   $(143,152)    $(67,970)
                                                   ========    =========    =========     ========

                                                                  DOW TARGET 10 PORTFOLIOS
                            -----------------------------------------------------------------------------------------------------
                               MAY          JUNE         JULY        AUGUST     SEPTEMBER     OCTOBER      NOVEMBER     DECEMBER
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2002         2002         2002         2002         2002         2002         2002         2002
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....  $  31,095    $  34,790    $  25,346     $ 18,450     $ 17,865     $ 15,821    $  15,722     $ 10,892
  Risk & administrative
     expense (note 3).....    (11,120)     (13,696)     (12,742)      (8,940)      (8,846)      (8,700)      (8,341)      (5,752)
                            ---------    ---------    ---------     --------     --------     --------    ---------     --------
       Net investment
          activity........     19,975       21,094       12,604        9,510        9,019        7,121        7,381        5,140
                            ---------    ---------    ---------     --------     --------     --------    ---------     --------
  Realized & unrealized
     loss on investments:
     Reinvested capital
       gains..............          0            0            0            0            0            0            0            0
     Realized loss........     (9,146)     (35,953)     (27,711)     (26,492)     (32,931)      (4,174)     (22,038)     (15,640)
     Unrealized loss......   (101,017)    (121,493)     (81,911)     (42,010)     (37,660)     (38,771)     (83,220)     (61,194)
                            ---------    ---------    ---------     --------     --------     --------    ---------     --------
       Net loss on
          investments.....   (110,163)    (157,446)    (109,622)     (68,502)     (70,591)     (42,945)    (105,258)     (76,834)
                            ---------    ---------    ---------     --------     --------     --------    ---------     --------
          Net decrease in
            contract
            owners' equity
            from
            operations....  $ (90,188)   $(136,352)   $ (97,018)    $(58,992)    $(61,572)    $(35,824)   $ (97,877)    $(71,694)
                            =========    =========    =========     ========     ========     ========    =========     ========

---------------

(e) Period from May 1, 2002, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                             DOW TARGET 5 PORTFOLIOS
                                                   ---------------------------------------------------------------------------
                                                    JANUARY      FEBRUARY      MARCH        APRIL         MAY          JUNE
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   ----------   ----------   ----------   ----------   ----------   ----------
                                                      2002         2002         2002         2002         2002         2002
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...........................   $  4,930     $  4,494     $  5,736     $  2,919     $  2,990     $  3,991
  Risk & administrative expense (note 3).........     (2,405)      (2,306)      (2,156)      (1,310)      (1,307)      (2,423)
                                                    --------     --------     --------     --------     --------     --------
       Net investment activity...................      2,525        2,188        3,580        1,609        1,683        1,568
                                                    --------     --------     --------     --------     --------     --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0          632          862            0            0            0
     Realized gain (loss)........................    (12,721)         133       (9,326)      (1,310)      (4,560)     (34,556)
     Unrealized gain (loss)......................    (23,424)     (17,879)     (20,610)     (11,772)     (13,108)       8,639
                                                    --------     --------     --------     --------     --------     --------
       Net loss on investments...................    (36,145)     (17,114)     (29,074)     (13,082)     (17,668)     (25,917)
                                                    --------     --------     --------     --------     --------     --------
          Net decrease in contract owners' equity
            from operations......................   $(33,620)    $(14,926)    $(25,494)    $(11,473)    $(15,985)    $(24,349)
                                                    ========     ========     ========     ========     ========     ========

                                                   DOW TARGET 5 PORTFOLIOS
                                                   ------------------------
                                                      JULY         AUGUST
                                                   SUBACCOUNT    SUBACCOUNT
                                                   -----------   ----------
                                                      2002          2002
                                                   -----------   ----------
Investment activity:
  Reinvested dividends...........................   $  4,844      $ 4,441
  Risk & administrative expense (note 3).........     (2,088)      (3,040)
                                                    --------      -------
       Net investment activity...................      2,756        1,401
                                                    --------      -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0            0
     Realized gain (loss)........................    (36,741)      (6,128)
     Unrealized gain (loss)......................     17,704          913
                                                    --------      -------
       Net loss on investments...................    (19,037)      (5,215)
                                                    --------      -------
          Net decrease in contract owners' equity
            from operations......................   $(16,281)     $(3,814)
                                                    ========      =======

                                                              DOW TARGET 5 PORTFOLIOS
                                                 -------------------------------------------------

                                                 SEPTEMBER     OCTOBER      NOVEMBER     DECEMBER
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                 ----------   ----------   ----------   ----------
                                                    2002         2002         2002         2002
                                                 ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends.........................   $  2,758     $  3,553     $  2,879     $  4,243
  Risk & administrative expense (note 3).......     (1,492)      (1,955)      (1,521)      (2,432)
                                                  --------     --------     --------     --------
       Net investment activity.................      1,266        1,598        1,358        1,811
                                                  --------     --------     --------     --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................          0            0            0            0
     Realized loss.............................        (19)      (1,177)      (4,709)      (5,209)
     Unrealized gain (loss)....................    (13,107)      (9,253)     (16,692)     (31,885)
                                                  --------     --------     --------     --------
       Net gain loss on investments............    (13,126)     (10,430)     (21,401)     (37,094)
                                                  --------     --------     --------     --------
          Net increase (decrease) in contract
            owners' equity from operations.....   $(11,860)    $ (8,832)    $(20,043)    $(35,283)
                                                  ========     ========     ========     ========

                                                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                                 ------------------------------------------
                                                                 VIP EQUITY      VIP HIGH
                                                  VIP GROWTH       INCOME      INCOME BOND
                                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ------------   ------------   ------------
                                                     2002           2002           2002
                                                 ------------   ------------   ------------
Investment activity:
  Reinvested dividends.........................  $    14,769    $    90,096     $ 114,872
  Risk & administrative expense (note 3).......      (72,987)       (63,422)      (12,905)
                                                 -----------    -----------     ---------
       Net investment activity.................      (58,218)        26,674       101,967
                                                 -----------    -----------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................            0        122,630             0
     Realized loss.............................     (669,183)      (234,529)     (228,869)
     Unrealized gain (loss)....................   (1,439,814)      (903,853)      138,312
                                                 -----------    -----------     ---------
       Net gain loss on investments............   (2,108,997)    (1,015,752)      (90,557)
                                                 -----------    -----------     ---------
          Net increase (decrease) in contract
            owners' equity from operations.....  $(2,167,215)   $  (989,078)    $  11,410
                                                 ===========    ===========     =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                                      --------------------------------------------------------------
                                                                        INTERNATIONAL     WORLDWIDE
                                                          GROWTH           GROWTH          GROWTH         BALANCED
                                                        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                      --------------    -------------    -----------    ------------
                                                           2002             2002            2002            2002
                                                      --------------    -------------    -----------    ------------
Investment activity:
  Reinvested dividends..............................   $          0      $    44,505     $   200,423    $ 1,169,425
  Risk & administrative expense (note 3)............       (427,652)         (75,034)       (303,865)      (650,666)
                                                       ------------      -----------     -----------    -----------
       Net investment activity......................       (427,652)         (30,529)       (103,442)       518,759
                                                       ------------      -----------     -----------    -----------
  Realized & unrealized loss on investments:
     Reinvested capital gains.......................              0                0               0              0
     Realized loss..................................     (9,132,169)        (518,075)     (5,751,556)    (2,292,096)
     Unrealized loss................................     (1,397,827)      (1,057,645)     (1,690,731)    (2,427,387)
                                                       ------------      -----------     -----------    -----------
       Net loss on investments......................    (10,529,996)      (1,575,720)     (7,442,287)    (4,719,483)
                                                       ------------      -----------     -----------    -----------
          Net decrease in contract owners' equity
            from operations.........................   $(10,957,648)     $(1,606,249)    $(7,545,729)   $(4,200,724)
                                                       ============      ===========     ===========    ===========

                                                      SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                      -------------------------------------------
                                                                         TOTAL
                                                        CAPITAL         RETURN        INVESTORS
                                                       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                      ------------    -----------    ------------
                                                          2002           2002            2002
                                                      ------------    -----------    ------------
Investment activity:
  Reinvested dividends..............................  $    46,399      $  83,824     $    61,256
  Risk & administrative expense (note 3)............     (131,135)       (69,670)        (63,057)
                                                      -----------      ---------     -----------
       Net investment activity......................      (84,736)        14,154          (1,801)
                                                      -----------      ---------     -----------
  Realized & unrealized loss on investments:
     Reinvested capital gains.......................            0              0               0
     Realized loss..................................     (392,528)       (47,872)       (253,887)
     Unrealized loss................................   (2,756,506)      (422,266)     (1,142,286)
                                                      -----------      ---------     -----------
       Net loss on investments......................   (3,149,034)      (470,138)     (1,396,173)
                                                      -----------      ---------     -----------
          Net decrease in contract owners' equity
            from operations.........................  $(3,233,770)     $(455,984)    $(1,397,974)
                                                      ===========      =========     ===========

                                                             STRONG VARIABLE ANNUITY FUNDS INC.
                                                       -----------------------------------------------
                                                                           MULTI CAP        MID CAP
                                                       OPPORTUNITY II      VALUE II        GROWTH II
                                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                       --------------    -------------    ------------
                                                            2002             2002             2002
                                                       --------------    -------------    ------------
Investment activity:
  Reinvested dividends...............................   $    80,054        $   7,207      $          0
  Risk & administrative expense (note 3).............      (258,143)         (26,353)         (343,536)
                                                        -----------        ---------      ------------
       Net investment activity.......................      (178,089)         (19,146)         (343,536)
                                                        -----------        ---------      ------------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................       369,952           95,413                 0
     Realized gain (loss)............................    (1,245,696)         (87,386)       (7,487,627)
     Unrealized gain (loss)..........................    (5,656,393)        (536,473)       (5,534,428)
                                                        -----------        ---------      ------------
     Net gain (loss) on investments..................    (6,532,137)        (528,446)      (13,022,055)
                                                        -----------        ---------      ------------
       Net increase (decrease) in contract owners'
          equity from operations.....................   $(6,710,226)       $(547,592)     $(13,365,591)
                                                        ===========        =========      ============

                                                              VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
                                                       ------------------------------------------------------
                                                        CORE PLUS       US REAL                     EMERGING
                                                       FIXED INCOME      ESTATE        VALUE       MKT. DEBT
                                                        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                       ------------    ----------    ----------    ----------
                                                           2002           2002          2002          2002
                                                       ------------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...............................    $160,614      $ 506,682     $   9,065      $14,998
  Risk & administrative expense (note 3).............     (62,882)       (34,653)      (13,704)      (2,699)
                                                         --------      ---------     ---------      -------
       Net investment activity.......................      97,732        472,029        (4,639)      12,299
                                                         --------      ---------     ---------      -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................      48,190        287,880             0            0
     Realized gain (loss)............................      66,593         55,722        (9,026)        (321)
     Unrealized gain (loss)..........................      57,333       (899,155)     (266,557)       3,279
                                                         --------      ---------     ---------      -------
     Net gain (loss) on investments..................     172,116       (555,553)     (275,583)       2,958
                                                         --------      ---------     ---------      -------
       Net increase (decrease) in contract owners'
          equity from operations.....................    $269,848      $ (83,524)    $(280,222)     $15,257
                                                         ========      =========     =========      =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                 GOLDMAN SACHS VARIABLE INSURANCE TRUST            LAZARD RETIREMENT SERIES, INC.
                                         ------------------------------------------------------    ------------------------------
                                          GROWTH &       CORE US        GLOBAL        CAPITAL        EMERGING           SMALL
                                           INCOME        EQUITY         INCOME        GROWTH          MARKET             CAP
                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                         ----------    -----------    ----------    -----------    ------------     -------------
                                            2002          2002           2002          2002            2002             2002
                                         ----------    -----------    ----------    -----------    ------------     -------------
Investment activity:
  Reinvested dividends.................  $  96,967     $    38,511     $      0     $    10,681      $  23,813       $         0
  Risk & administrative expense (note
     3)................................    (81,905)        (93,435)     (13,776)        (76,277)       (41,310)         (170,789)
                                         ---------     -----------     --------     -----------      ---------       -----------
       Net investment activity.........     15,062         (54,924)     (13,776)        (65,596)       (17,497)         (170,789)
                                         ---------     -----------     --------     -----------      ---------       -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..........          0               0            0               0              0            64,394
     Realized gain (loss)..............   (266,289)       (535,075)     (96,125)       (567,967)        32,416          (263,503)
     Unrealized gain (loss)............   (632,528)     (1,356,780)      98,718      (1,147,583)      (335,533)       (3,004,516)
                                         ---------     -----------     --------     -----------      ---------       -----------
       Net gain (loss) on
        investments....................   (898,817)     (1,891,855)       2,593      (1,715,550)      (303,117)       (3,203,625)
                                         ---------     -----------     --------     -----------      ---------       -----------
          Net decrease in contract
             owners' equity from
             operations................  $(883,755)    $(1,946,779)    $(11,183)    $(1,781,146)     $(320,614)      $(3,374,414)
                                         =========     ===========     ========     ===========      =========       ===========

                                                                            PBHG
                                PRUDENTIAL SERIES       UBS SERIES        INSURANCE        FIDELITY VARIABLE INSURANCE PRODUCTS
                                   FUND, INC.              TRUST      SERIES FUND, INC.              FUND SERVICE CL 2
                            -------------------------   -----------   -----------------   ---------------------------------------
                             JENNISON                    TACTICAL       TECHNOLOGY &          VIP           VIP           VIP
                            20/20 FOCUS    JENNISON     ALLOCATION     COMMUNICATIONS       MID-CAP     CONTRAFUND      GROWTH
                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                            -----------   -----------   -----------   -----------------   -----------   -----------   -----------
                               2002          2002          2002             2002             2002          2002          2002
                            -----------   -----------   -----------   -----------------   -----------   -----------   -----------
Investment activity:
  Reinvested dividends....   $       0    $         0   $    58,333      $         0      $   173,901   $    79,354   $    23,404
  Risk & administrative
     expense (note 3).....     (16,065)       (71,775)     (133,941)         (42,174)        (315,248)     (174,675)     (215,149)
                             ---------    -----------   -----------      -----------      -----------   -----------   -----------
       Net investment
          activity........     (16,065)       (71,775)      (75,608)         (42,174)        (141,347)      (95,321)     (191,745)
                             ---------    -----------   -----------      -----------      -----------   -----------   -----------
  Realized & unrealized
     loss on investments:
     Reinvested capital
       gains..............           0              0             0                0                0             0             0
     Realized loss........     (63,036)      (655,266)   (1,347,392)      (4,037,825)        (175,753)     (123,818)   (1,917,344)
     Unrealized gain
       (loss).............    (242,333)    (1,408,769)   (1,591,191)       1,359,150       (2,720,117)   (1,344,513)   (4,038,321)
                             ---------    -----------   -----------      -----------      -----------   -----------   -----------
       Net loss on
          investments.....    (305,369)    (2,064,035)   (2,938,583)      (2,678,675)      (2,895,870)   (1,468,331)   (5,955,665)
                             ---------    -----------   -----------      -----------      -----------   -----------   -----------
          Net decrease in
            contract
            owners' equity
            from
            operations....   $(321,434)   $(2,135,810)  $(3,014,191)     $(2,720,849)     $(3,037,217)  $(1,563,652)  $(6,147,410)
                             =========    ===========   ===========      ===========      ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                       JANUS ASPEN SERIES -- SERVICE SHARES               JP MORGAN SERIES TRUST II
                            ----------------------------------------------------------    -------------------------
                                            WORLDWIDE                    INTERNATIONAL       SMALL        MID CAP
                              GROWTH         GROWTH        BALANCED         GROWTH          COMPANY        VALUE
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------    -------------    -----------    ----------
                               2002           2002           2002            2002            2002           2002
                            -----------    -----------    -----------    -------------    -----------    ----------
Investment activity:
  Reinvested dividends....  $         0    $   192,407    $ 1,307,010     $  136,590      $     9,686    $   1,055
  Risk & administrative
     expense (note 3).....     (373,884)      (443,527)      (864,922)      (250,120)         (66,073)     (29,591)
                            -----------    -----------    -----------     ----------      -----------    ---------
       Net investment
          activity........     (373,884)      (251,120)       442,088       (113,530)         (56,387)     (28,536)
                            -----------    -----------    -----------     ----------      -----------    ---------
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............            0              0              0              0                0       14,004
     Realized gain
       (loss).............   (5,142,746)    (5,521,685)      (650,877)     1,183,783         (212,763)     (55,915)
     Unrealized loss......   (3,653,428)    (1,399,400)    (5,243,692)      (585,579)      (1,080,979)     (55,345)
                            -----------    -----------    -----------     ----------      -----------    ---------
       Net gain (loss) on
          investments.....   (8,796,174)    (6,921,085)    (5,894,569)       598,204       (1,293,742)     (97,256)
                            -----------    -----------    -----------     ----------      -----------    ---------
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....  $(9,170,058)   $(7,172,205)   $(5,452,481)    $  484,674      $(1,350,129)   $(125,792)
                            ===========    ===========    ===========     ==========      ===========    =========

                                                          ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.
                                                          --------------------------------------------
                                                             GLOBAL         GROWTH &
                                                              BOND           INCOME          QUASAR
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          ------------    ------------    ------------
                                                              2002            2002            2002
                                                          ------------    ------------    ------------
Investment activity:
  Reinvested dividends..................................     $ 4,647        $  12,861       $       0
  Risk & administrative expense (note 3)................      (6,476)         (31,238)         (4,097)
                                                             -------        ---------       ---------
       Net investment activity..........................      (1,829)         (18,377)         (4,097)
                                                             -------        ---------       ---------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...........................           0           79,060               0
     Realized gain (loss)...............................       4,868         (169,662)        (23,668)
     Unrealized gain (loss).............................      66,455         (538,486)       (104,508)
                                                             -------        ---------       ---------
       Net gain (loss) on investments...................      71,323         (629,088)       (128,176)
                                                             -------        ---------       ---------
          Net increase (decrease) in contract owners'
            equity from operations......................     $69,494        $(647,465)      $(132,273)
                                                             =======        =========       =========

                                                                MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                          ---------------------------------------------------------
                                                               NEW          INVESTORS       MID CAP        TOTAL
                                                            DISCOVERY      GROWTH STOCK      GROWTH        RETURN
                                                           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                          -------------    ------------    ----------    ----------
                                                              2002             2002           2002          2002
                                                          -------------    ------------    ----------    ----------
Investment activity:
  Reinvested dividends..................................    $       0       $       0      $       0     $  96,959
  Risk & administrative expense (note 3)................      (14,449)         (7,161)        (6,998)     (108,858)
                                                            ---------       ---------      ---------     ---------
       Net investment activity..........................      (14,449)         (7,161)        (6,998)      (11,899)
                                                            ---------       ---------      ---------     ---------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...........................            0               0              0        79,550
     Realized gain (loss)...............................     (218,847)        (27,104)       (46,167)      (17,448)
     Unrealized gain (loss).............................     (280,709)       (156,355)      (236,914)     (730,089)
                                                            ---------       ---------      ---------     ---------
       Net gain (loss) on investments...................     (499,556)       (183,459)      (283,081)     (667,987)
                                                            ---------       ---------      ---------     ---------
          Net increase (decrease) in contract owners'
            equity from operations......................    $(514,005)      $(190,620)     $(290,079)    $(679,886)
                                                            =========       =========      =========     =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                             FIRST AMERICAN INSURANCE
                                                            PORTFOLIOS, INC. (CLASS IB)        PIMCO VARIABLE INSURANCE TRUST
                                                            ---------------------------    --------------------------------------
                                                             CORPORATE        EQUITY          REAL         TOTAL         GLOBAL
                                                               BOND           INCOME         RETURN        RETURN         BOND
                                                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                            -----------    ------------    ----------    ----------    ----------
                                                               2002            2002         2002 (F)      2002 (F)      2002 (F)
                                                            -----------    ------------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends....................................  $  118,983     $   207,489      $ 97,551      $ 58,851      $ 3,304
  Risk & administrative expense (note 3)..................     (37,688)       (155,200)      (33,771)      (18,700)      (1,583)
                                                            ----------     -----------      --------      --------      -------
       Net investment activity............................      81,295          52,289        63,780        40,151        1,721
                                                            ----------     -----------      --------      --------      -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains.............................           0               0        19,780        81,313        2,357
     Realized gain (loss).................................     (22,412)       (251,189)      (11,233)        6,203          517
     Unrealized gain (loss)...............................      63,714      (2,181,528)      169,311        52,246       25,817
                                                            ----------     -----------      --------      --------      -------
       Net gain (loss) on investments.....................      41,302      (2,432,717)      177,858       139,762       28,691
                                                            ----------     -----------      --------      --------      -------
          Net increase (decrease) in contract owners'
          equity from operations..........................  $  122,597     $(2,380,428)     $241,638      $179,913      $30,412
                                                            ==========     ===========      ========      ========      =======

---------------

(f) Period from August 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                      OHIO NATIONAL FUND, INC.
                                    ---------------------------------------------------------------------------------------------
                                               EQUITY                        MONEY MARKET                         BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                    ----------------------------   ---------------------------------   --------------------------
                                        2002            2001            2002              2001             2002          2001
                                    -------------   ------------   ---------------   ---------------   ------------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity           $  (1,610,749)  $ (1,902,099)  $        21,440   $     1,485,783   $  2,331,289   $ 1,157,707
  Reinvested capital gains........              0              0                 0                 0              0             0
  Realized gain (loss)............    (10,346,444)      (953,994)          238,858             3,698        (39,209)      (38,548)
  Unrealized gain (loss)..........    (31,909,025)   (18,538,279)                0                 0        889,656       131,142
                                    -------------   ------------   ---------------   ---------------   ------------   -----------
       Net increase (decrease) in
          contract owners' equity
          from operations.........    (43,866,218)   (21,394,372)          260,298         1,489,481      3,181,736     1,250,301
                                    -------------   ------------   ---------------   ---------------   ------------   -----------
Equity transactions:
  Contract purchase payments......      9,650,503     24,900,446        53,864,057        61,510,472      3,386,216     6,130,926
  Transfers from fixed & other
     subaccounts..................     38,147,107     49,291,392     1,268,324,382     1,339,639,621     43,427,773    19,488,524
  Withdrawals, surrenders &
     contract charges (note 4)....    (10,571,802)    (9,383,719)      (57,264,335)       (9,736,884)    (2,830,685)   (1,130,098)
  Annuity & death benefit
     payments.....................     (2,932,391)    (3,690,380)       (3,090,866)       (1,536,187)    (1,071,729)     (561,015)
  Transfers to fixed & other
     subaccounts..................    (35,973,466)   (15,832,980)   (1,258,037,591)   (1,319,307,537)   (21,352,894)   (7,052,316)
                                    -------------   ------------   ---------------   ---------------   ------------   -----------
       Net equity transactions....     (1,680,049)    45,284,759         3,795,647        70,569,485     21,558,681    16,876,021
                                    -------------   ------------   ---------------   ---------------   ------------   -----------
          Net change in contract
            owners' equity........    (45,546,267)    23,890,387         4,055,945        72,058,966     24,740,417    18,126,322
Contract owners' equity:
  Beginning of period.............    212,533,288    188,642,901       117,316,844        45,257,878     31,679,049    13,552,727
                                    -------------   ------------   ---------------   ---------------   ------------   -----------
  End of period...................  $ 166,987,021   $212,533,288   $   121,372,789   $   117,316,844   $ 56,419,466   $31,679,049
                                    =============   ============   ===============   ===============   ============   ===========
Change in units:
  Beginning units.................     16,920,412     11,811,799         9,967,813         3,842,658      2,483,532     1,019,325
                                    -------------   ------------   ---------------   ---------------   ------------   -----------
  Units purchased.................      4,949,998      6,948,071       108,956,908        84,816,548      3,656,258     2,113,587
  Units redeemed..................     (4,503,921)    (1,839,458)     (108,605,777)      (78,691,393)    (1,829,043)     (649,380)
                                    -------------   ------------   ---------------   ---------------   ------------   -----------
  Ending units....................     17,366,489     16,920,412        10,318,944         9,967,813      4,310,747     2,483,532
                                    =============   ============   ===============   ===============   ============   ===========

                                     OHIO NATIONAL FUND, INC.
                                    ---------------------------
                                               OMNI
                                            SUBACCOUNT
                                    ---------------------------
                                        2002           2001
                                    ------------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity           $    249,808   $    326,958
  Reinvested capital gains........             0              0
  Realized gain (loss)............    (3,782,425)    (1,921,241)
  Unrealized gain (loss)..........    (5,434,485)    (5,799,239)
                                    ------------   ------------
       Net increase (decrease) in
          contract owners' equity
          from operations.........    (8,967,102)    (7,393,522)
                                    ------------   ------------
Equity transactions:
  Contract purchase payments......       765,801      1,326,674
  Transfers from fixed & other
     subaccounts..................       862,911      1,620,430
  Withdrawals, surrenders &
     contract charges (note 4)....    (3,251,044)    (4,492,736)
  Annuity & death benefit
     payments.....................      (480,795)      (719,382)
  Transfers to fixed & other
     subaccounts..................    (4,339,150)    (5,967,685)
                                    ------------   ------------
       Net equity transactions....    (6,442,277)    (8,232,699)
                                    ------------   ------------
          Net change in contract
            owners' equity........   (15,409,379)   (15,626,221)
Contract owners' equity:
  Beginning of period.............    40,634,246     56,260,467
                                    ------------   ------------
  End of period...................  $ 25,224,867   $ 40,634,246
                                    ============   ============
Change in units:
  Beginning units.................     2,366,323      2,708,723
                                    ------------   ------------
  Units purchased.................       165,014        241,796
  Units redeemed..................      (602,940)      (584,196)
                                    ------------   ------------
  Ending units....................     1,928,397      2,366,323
                                    ============   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                        OHIO NATIONAL FUND, INC.
                                        ----------------------------------------------------------------------------------------

                                                INTERNATIONAL              CAPITAL APPRECIATION               DISCOVERY
                                                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                        -----------------------------   --------------------------   ---------------------------
                                            2002            2001            2002          2001           2002           2001
                                        -------------   -------------   ------------   -----------   ------------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $    (218,433)  $    (415,806)  $   (513,509)  $  (269,464)  $   (458,235)  $   (587,449)
  Reinvested capital gains............              0               0        450,811     4,260,809              0              0
  Realized gain (loss)................     (3,367,473)    (27,917,389)    (1,338,977)      100,655     (3,749,361)    (1,773,040)
  Unrealized gain (loss)..............     (1,742,424)     16,782,653    (11,427,439)     (977,109)   (12,327,029)    (9,650,431)
                                        -------------   -------------   ------------   -----------   ------------   ------------
       Net increase (decrease) in
          contract owners' equity from
          operations..................     (5,328,330)    (11,550,542)   (12,829,114)    3,114,891    (16,534,625)   (12,010,920)
                                        -------------   -------------   ------------   -----------   ------------   ------------
Equity transactions:
  Contract purchase payments..........      1,079,002       1,608,465      3,025,939     4,526,366      1,957,948      3,445,077
  Transfers from fixed & other
     subaccounts......................    100,315,079     378,048,378     22,547,282    23,194,191      5,428,029     10,314,042
  Withdrawals, surrenders & contract
     charges (note 4).................     (2,815,707)     (2,199,166)    (2,945,239)   (2,241,889)    (2,410,566)    (2,641,184)
  Annuity & death benefit payments....       (267,761)       (319,336)      (999,028)     (558,735)      (459,914)      (447,330)
  Transfers to fixed & other
     subaccounts......................   (108,124,245)   (374,043,011)   (14,595,054)   (7,478,616)    (7,112,755)    (9,280,708)
                                        -------------   -------------   ------------   -----------   ------------   ------------
       Net equity transactions........     (9,813,632)      3,095,330      7,033,900    17,441,317     (2,597,258)     1,389,897
                                        -------------   -------------   ------------   -----------   ------------   ------------
          Net change in contract
            owners' equity............    (15,141,962)     (8,455,212)    (5,795,214)   20,556,208    (19,131,883)   (10,621,023)
Contract owners' equity:
  Beginning of period.................     34,268,806      42,724,018     51,455,925    30,899,717     49,772,326     60,393,349
                                        -------------   -------------   ------------   -----------   ------------   ------------
  End of period.......................  $  19,126,844   $  34,268,806   $ 45,660,711   $51,455,925   $ 30,640,443   $ 49,772,326
                                        =============   =============   ============   ===========   ============   ============
Change in units:
  Beginning units.....................      2,947,513       2,250,926      2,921,695     1,728,637      3,313,935      2,787,112
                                        -------------   -------------   ------------   -----------   ------------   ------------
  Units purchased.....................     12,670,485      25,851,307      1,695,910     1,738,327        815,134      1,284,526
  Units redeemed......................    (13,689,107)    (25,154,720)    (1,185,367)     (545,269)      (872,779)      (757,703)
                                        -------------   -------------   ------------   -----------   ------------   ------------
  Ending units........................      1,928,891       2,947,513      3,432,238     2,921,695      3,256,290      3,313,935
                                        =============   =============   ============   ===========   ============   ============

                                         OHIO NATIONAL FUND, INC.
                                        ---------------------------
                                               INTERNATIONAL
                                               SMALL COMPANY
                                                SUBACCOUNT
                                        ---------------------------
                                            2002           2001
                                        ------------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $    (88,281)  $   (113,516)
  Reinvested capital gains............             0              0
  Realized gain (loss)................       (31,790)    (5,197,661)
  Unrealized gain (loss)..............      (672,207)     2,144,628
                                        ------------   ------------
       Net increase (decrease) in
          contract owners' equity from
          operations..................      (792,278)    (3,166,549)
                                        ------------   ------------
Equity transactions:
  Contract purchase payments..........       328,239        690,114
  Transfers from fixed & other
     subaccounts......................    62,015,391     87,024,056
  Withdrawals, surrenders & contract
     charges (note 4).................      (451,547)      (463,689)
  Annuity & death benefit payments....       (59,226)      (116,409)
  Transfers to fixed & other
     subaccounts......................   (62,734,219)   (87,652,356)
                                        ------------   ------------
       Net equity transactions........      (901,362)      (518,284)
                                        ------------   ------------
          Net change in contract
            owners' equity............    (1,693,640)    (3,684,833)
Contract owners' equity:
  Beginning of period.................     7,575,907     11,260,740
                                        ------------   ------------
  End of period.......................  $  5,882,267   $  7,575,907
                                        ============   ============
Change in units:
  Beginning units.....................       779,360        782,898
                                        ------------   ------------
  Units purchased.....................     8,100,391      6,649,415
  Units redeemed......................    (8,142,615)    (6,652,953)
                                        ------------   ------------
  Ending units........................       737,136        779,360
                                        ============   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                          OHIO NATIONAL FUND, INC.
                                             ----------------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH           SMALL CAP GROWTH             GROWTH & INCOME
                                                    SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                             -------------------------   -------------------------   --------------------------
                                                2002          2001          2002          2001           2002          2001
                                             -----------   -----------   -----------   -----------   ------------   -----------
Decrease in contract owners' equity from
  operations:
  Net investment activity..................  $   (66,300)  $   (14,428)  $   (57,345)  $   (88,866)  $   (472,963)  $    46,368
  Reinvested capital gains.................            0             0             0        66,287              0        41,779
  Realized loss............................   (1,314,739)   (1,154,245)   (2,123,601)   (1,482,473)    (3,509,693)     (663,916)
  Unrealized gain (loss)...................     (464,932)   (2,215,141)      338,629    (3,134,772)    (9,143,690)   (7,683,108)
                                             -----------   -----------   -----------   -----------   ------------   -----------
       Net decrease in contract owners'
          equity from operations...........   (1,845,971)   (3,383,814)   (1,842,317)   (4,639,824)   (13,126,346)   (8,258,877)
                                             -----------   -----------   -----------   -----------   ------------   -----------
Equity transactions:
  Contract purchase payments...............      289,908       910,892       360,046       674,522      1,470,451     2,924,356
  Transfers from fixed & other
     subaccounts...........................      630,776     1,811,263       873,848     2,127,142      3,442,756     9,061,055
  Withdrawals, surrenders & contract
     charges (note 4)......................     (312,828)     (382,551)     (443,168)     (446,092)    (2,379,204)   (2,642,053)
  Annuity & death benefit payments.........      (74,113)     (137,826)      (22,456)      (60,814)      (560,497)     (711,760)
  Transfers to fixed & other subaccounts...   (1,323,535)   (2,138,779)   (1,483,772)   (2,654,673)    (7,219,990)   (6,896,838)
                                             -----------   -----------   -----------   -----------   ------------   -----------
       Net equity transactions.............     (789,792)       62,999      (715,502)     (359,915)    (5,246,484)    1,734,760
                                             -----------   -----------   -----------   -----------   ------------   -----------
          Net change in contract owners'
            equity.........................   (2,635,763)   (3,320,815)   (2,557,819)   (4,999,739)   (18,372,830)   (6,524,117)
Contract owners' equity:
  Beginning of period......................    6,819,269    10,140,084     6,473,920    11,473,659     50,523,081    57,047,198
                                             -----------   -----------   -----------   -----------   ------------   -----------
  End of period............................  $ 4,183,506   $ 6,819,269   $ 3,916,101   $ 6,473,920   $ 32,150,251   $50,523,081
                                             ===========   ===========   ===========   ===========   ============   ===========
Change in units:
  Beginning units..........................    1,202,295     1,187,361       826,723       780,087      3,437,140     3,250,528
                                             -----------   -----------   -----------   -----------   ------------   -----------
  Units purchased..........................      142,151       423,749       232,180       358,588        367,961       723,492
  Units redeemed...........................     (314,498)     (408,815)     (343,625)     (311,952)      (828,816)     (536,880)
                                             -----------   -----------   -----------   -----------   ------------   -----------
  Ending units.............................    1,029,948     1,202,295       715,278       826,723      2,976,285     3,437,140
                                             ===========   ===========   ===========   ===========   ============   ===========

                                              OHIO NATIONAL FUND, INC.
                                             ---------------------------
                                                    S&P 500 INDEX
                                                     SUBACCOUNT
                                             ---------------------------
                                                 2002           2001
                                             ------------   ------------
Decrease in contract owners' equity from
  operations:
  Net investment activity..................  $   (119,855)  $    838,621
  Reinvested capital gains.................             0              0
  Realized loss............................    (6,675,129)    (1,091,397)
  Unrealized gain (loss)...................   (17,443,582)   (15,939,475)
                                             ------------   ------------
       Net decrease in contract owners'
          equity from operations...........   (24,238,566)   (16,192,251)
                                             ------------   ------------
Equity transactions:
  Contract purchase payments...............     4,262,367      8,897,701
  Transfers from fixed & other
     subaccounts...........................    16,327,843     23,851,847
  Withdrawals, surrenders & contract
     charges (note 4)......................    (5,476,906)    (5,313,736)
  Annuity & death benefit payments.........    (1,464,518)    (1,552,688)
  Transfers to fixed & other subaccounts...   (19,624,817)   (16,179,306)
                                             ------------   ------------
       Net equity transactions.............    (5,976,031)     9,703,818
                                             ------------   ------------
          Net change in contract owners'
            equity.........................   (30,214,597)    (6,488,433)
Contract owners' equity:
  Beginning of period......................   102,054,793    108,543,226
                                             ------------   ------------
  End of period............................  $ 71,840,196   $102,054,793
                                             ============   ============
Change in units:
  Beginning units..........................     8,291,400      7,271,599
                                             ------------   ------------
  Units purchased..........................     1,824,036      2,617,142
  Units redeemed...........................    (2,399,036)    (1,597,341)
                                             ------------   ------------
  Ending units.............................     7,716,400      8,291,400
                                             ============   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                             OHIO NATIONAL FUND, INC.
                                                 ---------------------------------------------------------------------------------
                                                                          FIRSTAR GROWTH     RELATIVE
                                                                             & INCOME         VALUE
                                                    SOCIAL AWARENESS        SUBACCOUNT      SUBACCOUNT           BLUE CHIP
                                                       SUBACCOUNT            (NOTE 6)        (NOTE 6)            SUBACCOUNT
                                                 ----------------------   --------------   ------------   ------------------------
                                                   2002         2001           2001            2001          2002          2001
                                                 ---------   ----------   --------------   ------------   -----------   ----------
Decrease in contract owners' equity from
  operations:
  Net investment activity......................  $  (6,813)  $   (9,539)   $   (25,578)    $    (25,372)  $   (34,130)  $  (44,836)
  Reinvested capital gains.....................          0            0              0           48,091             0            0
  Realized loss................................    (76,007)     (43,258)      (570,501)        (402,859)     (234,665)      (9,047)
  Unrealized loss..............................   (132,234)    (138,034)       (38,395)        (844,835)   (1,771,210)    (275,640)
                                                 ---------   ----------    -----------     ------------   -----------   ----------
       Net decrease in contract owners' equity
          from operations......................   (215,054)    (190,831)      (634,474)      (1,224,975)   (2,040,005)    (329,523)
                                                 ---------   ----------    -----------     ------------   -----------   ----------
Equity transactions:
  Contract purchase payments...................     29,204       41,477        294,322        4,114,149       478,758      968,090
  Transfers from fixed & other subaccounts.....      4,089        7,183      1,569,063          315,420     5,329,466    3,825,185
  Withdrawals, surrenders & contract charges
     (note 4)..................................    (43,337)     (20,964)      (176,701)        (909,580)     (248,432)    (137,227)
  Annuity & death benefit payments.............     (2,708)      (4,042)       (79,317)         (87,123)     (140,572)    (309,711)
  Transfers to fixed & other subaccounts.......    (19,682)    (109,713)    (3,314,024)     (13,302,585)   (3,140,690)    (856,286)
                                                 ---------   ----------    -----------     ------------   -----------   ----------
       Net equity transactions.................    (32,434)     (86,059)    (1,706,657)      (9,869,719)    2,278,530    3,490,051
                                                 ---------   ----------    -----------     ------------   -----------   ----------
          Net change in contract owners'
            equity.............................   (247,488)    (276,890)    (2,341,131)     (11,094,694)      238,525    3,160,528
Contract owners' equity:
  Beginning of period..........................    724,462    1,001,352      2,341,131       11,094,694     8,306,587    5,146,059
                                                 ---------   ----------    -----------     ------------   -----------   ----------
  End of period................................  $ 476,974   $  724,462    $         0     $          0   $ 8,545,112   $8,306,587
                                                 =========   ==========    ===========     ============   ===========   ==========
Change in units:
  Beginning units..............................     91,040      100,863        218,586          850,201       832,724      486,651
                                                 ---------   ----------    -----------     ------------   -----------   ----------
  Units purchased..............................      5,124        5,156        199,196          450,900       578,975      463,091
  Units redeemed...............................    (10,568)     (14,979)      (417,782)      (1,301,101)     (334,289)    (117,018)
                                                 ---------   ----------    -----------     ------------   -----------   ----------
  Ending units.................................     85,596       91,040              0                0     1,077,410      832,724
                                                 =========   ==========    ===========     ============   ===========   ==========

                                                 OHIO NATIONAL FUND, INC.
                                                 -------------------------

                                                       EQUITY INCOME
                                                        SUBACCOUNT
                                                 -------------------------
                                                    2002          2001
                                                 -----------   -----------
Decrease in contract owners' equity from
  operations:
  Net investment activity......................  $     2,517   $    10,184
  Reinvested capital gains.....................            0             0
  Realized loss................................     (505,507)     (190,670)
  Unrealized loss..............................   (1,680,540)     (883,168)
                                                 -----------   -----------
       Net decrease in contract owners' equity
          from operations......................   (2,183,530)   (1,063,654)
                                                 -----------   -----------
Equity transactions:
  Contract purchase payments...................      439,423     1,399,388
  Transfers from fixed & other subaccounts.....    3,602,034     4,616,159
  Withdrawals, surrenders & contract charges
     (note 4)..................................     (342,500)     (267,628)
  Annuity & death benefit payments.............     (214,076)     (236,197)
  Transfers to fixed & other subaccounts.......   (2,527,207)   (2,042,038)
                                                 -----------   -----------
       Net equity transactions.................      957,674     3,469,684
                                                 -----------   -----------
          Net change in contract owners'
            equity.............................   (1,225,856)    2,406,030
Contract owners' equity:
  Beginning of period..........................    9,217,294     6,811,264
                                                 -----------   -----------
  End of period................................  $ 7,991,438   $ 9,217,294
                                                 ===========   ===========
Change in units:
  Beginning units..............................    1,002,128       644,983
                                                 -----------   -----------
  Units purchased..............................      434,598       575,608
  Units redeemed...............................     (324,014)     (218,463)
                                                 -----------   -----------
  Ending units.................................    1,112,712     1,002,128
                                                 ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                          OHIO NATIONAL FUND, INC.
                                             -----------------------------------------------------------------------------------
                                                 HIGH INCOME BOND              CAPITAL GROWTH              NASDAQ-100 INDEX
                                                    SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                             -------------------------   ---------------------------   -------------------------
                                                2002          2001           2002           2001          2002          2001
                                             -----------   -----------   ------------   ------------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $ 1,171,079   $   995,613   $   (289,242)  $   (406,509)  $   (63,423)  $   (53,294)
  Reinvested capital gains.................            0             0              0              0             0             0
  Realized loss............................     (490,312)     (199,987)    (5,263,349)   (15,971,919)   (2,508,428)   (1,427,479)
  Unrealized gain (loss)...................     (390,070)     (695,957)    (8,079,852)    10,606,590       (20,971)       74,459
                                             -----------   -----------   ------------   ------------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations...      290,697        99,669    (13,632,443)    (5,771,838)   (2,592,822)   (1,406,314)
                                             -----------   -----------   ------------   ------------   -----------   -----------
Equity transactions:
  Contract purchase payments...............    2,113,682     1,753,163        899,295      3,513,970     1,557,097     1,532,764
  Transfers from fixed & other
     subaccounts...........................    9,269,010     8,559,360     51,937,476     80,749,610    10,127,943    10,117,245
  Withdrawals, surrenders & contract
     charges (note 4)......................     (467,242)     (547,831)    (1,542,030)    (1,066,580)   (1,105,334)     (347,282)
  Annuity & death benefit payments.........     (319,502)     (128,722)      (290,747)      (438,745)      (47,407)     (176,297)
  Transfers to fixed & other subaccounts...   (6,408,117)   (4,207,125)   (53,677,288)   (78,776,145)   (8,926,387)   (7,167,134)
                                             -----------   -----------   ------------   ------------   -----------   -----------
       Net equity transactions.............    4,187,831     5,428,845     (2,673,294)     3,982,110     1,605,912     3,959,296
                                             -----------   -----------   ------------   ------------   -----------   -----------
          Net change in contract owners'
            equity.........................    4,478,528     5,528,514    (16,305,737)    (1,789,728)     (986,910)    2,552,982
Contract owners' equity:
  Beginning of period......................   10,597,124     5,068,610     31,789,861     33,579,589     5,736,124     3,183,142
                                             -----------   -----------   ------------   ------------   -----------   -----------
  End of period............................  $15,075,652   $10,597,124   $ 15,484,124   $ 31,789,861   $ 4,749,214   $ 5,736,124
                                             ===========   ===========   ============   ============   ===========   ===========
Change in units:
  Beginning units..........................    1,126,563       554,414      1,844,739      1,688,896     1,429,788       527,220
                                             -----------   -----------   ------------   ------------   -----------   -----------
  Units purchased..........................    1,121,552       989,448      2,489,345      3,683,038     3,297,293     2,139,210
  Units redeemed...........................     (693,777)     (417,299)    (2,745,757)    (3,527,195)   (2,813,472)   (1,236,642)
                                             -----------   -----------   ------------   ------------   -----------   -----------
  Ending units.............................    1,554,338     1,126,563      1,588,327      1,844,739     1,913,609     1,429,788
                                             ===========   ===========   ============   ============   ===========   ===========

                                              OHIO NATIONAL FUND, INC.
                                             --------------------------
                                              BRISTOL     BRYTON GROWTH
                                             SUBACCOUNT    SUBACCOUNT
                                             ----------   -------------
                                              2002(E)        2002(E)
                                             ----------   -------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................   $ (1,140)     $  (1,830)
  Reinvested capital gains.................          0              0
  Realized loss............................     (2,487)       (18,857)
  Unrealized gain (loss)...................     (7,200)       (20,404)
                                              --------      ---------
       Net increase (decrease) in contract
          owners' equity from operations...    (10,827)       (41,091)
                                              --------      ---------
Equity transactions:
  Contract purchase payments...............     52,510         41,016
  Transfers from fixed & other
     subaccounts...........................    337,447        519,621
  Withdrawals, surrenders & contract
     charges (note 4)......................     (2,531)        (3,033)
  Annuity & death benefit payments.........        (24)          (579)
  Transfers to fixed & other subaccounts...    (41,996)      (107,052)
                                              --------      ---------
       Net equity transactions.............    345,406        449,973
                                              --------      ---------
          Net change in contract owners'
            equity.........................    334,579        408,882
Contract owners' equity:
  Beginning of period......................          0              0
                                              --------      ---------
  End of period............................   $334,579      $ 408,882
                                              ========      =========
Change in units:
  Beginning units..........................          0              0
                                              --------      ---------
  Units purchased..........................     45,136         73,511
  Units redeemed...........................     (2,448)       (13,594)
                                              --------      ---------
  Ending units.............................     42,688         59,917
                                              ========      =========

---------------

(e) Period from May 1, 2002 date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                    DOW TARGET 10 PORTFOLIOS
                               --------------------------------------------------------------------------------------------------
                                     JANUARY                 FEBRUARY                    MARCH                     APRIL
                                    SUBACCOUNT              SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                               --------------------   -----------------------   -----------------------   -----------------------
                                 2002        2001        2002         2001         2002         2001         2002         2001
                               ---------   --------   ----------   ----------   ----------   ----------   ----------   ----------
Decrease in contract owners'
  equity from operations:
  Net investment activity....  $   8,298   $  2,545   $   32,531   $    4,699   $   27,425   $    4,052   $   29,627   $    6,238
  Reinvested capital gains...          0          0            0            0       15,198            0            0            0
  Realized gain (loss).......    (19,641)      (987)     (26,585)      12,420      (29,743)       6,970      (33,148)         158
  Unrealized loss............    (52,220)   (29,663)    (152,557)     (96,055)    (156,032)     (78,136)     (64,449)     (46,059)
                               ---------   --------   ----------   ----------   ----------   ----------   ----------   ----------
       Net decrease in
          contract owners'
          equity from
          operations.........    (63,563)   (28,105)    (146,611)     (78,936)    (143,152)     (67,114)     (67,970)     (39,663)
                               ---------   --------   ----------   ----------   ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase
     payments................      6,169     25,086        5,134       16,850       13,724        2,497       22,860       15,189
  Transfers from fixed &
     other subaccounts.......     36,304     29,685      370,036      127,316      130,579      101,460      120,996       75,689
  Withdrawals, surrenders &
     contract charges (note
     4)......................    (40,088)   (12,471)    (122,991)     (37,721)     (43,516)     (15,353)    (377,554)     (50,951)
  Annuity & death benefit
     payments................     (6,979)    (8,618)     (17,140)     (15,388)      (6,656)     (75,294)     (12,779)      (9,474)
  Transfers to fixed & other
     subaccounts.............   (101,394)   (73,401)    (400,959)    (173,899)    (122,631)    (168,651)    (210,218)    (179,344)
                               ---------   --------   ----------   ----------   ----------   ----------   ----------   ----------
       Net equity
          transactions.......   (105,988)   (39,719)    (165,920)     (82,842)     (28,500)    (155,341)    (456,695)    (148,891)
                               ---------   --------   ----------   ----------   ----------   ----------   ----------   ----------
          Net change in
            contract owners'
            equity...........   (169,551)   (67,824)    (312,531)    (161,778)    (171,652)    (222,455)    (524,665)    (188,554)
Contract owners' equity:
  Beginning of period........    545,928    613,752    1,165,235    1,327,013    1,008,557    1,231,012    1,256,264    1,444,818
                               ---------   --------   ----------   ----------   ----------   ----------   ----------   ----------
  End of period..............  $ 376,377   $545,928   $  852,704   $1,165,235   $  836,905   $1,008,557   $  731,599   $1,256,264
                               =========   ========   ==========   ==========   ==========   ==========   ==========   ==========
Change in units:
  Beginning units............     55,876     59,916      112,321      120,563      101,297      116,008      126,207      140,257
                               ---------   --------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased............      4,132      5,274       34,779       11,814       11,986        9,252       13,009        8,330
  Units redeemed.............    (16,246)    (9,314)     (54,360)     (20,056)     (17,953)     (23,963)     (59,461)     (22,380)
                               ---------   --------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units...............     43,762     55,876       92,740      112,321       95,330      101,297       79,755      126,207
                               =========   ========   ==========   ==========   ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                    DOW TARGET 10 PORTFOLIOS
                                -------------------------------------------------------------------------------------------------
                                         MAY                      JUNE                      JULY                    AUGUST
                                      SUBACCOUNT               SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                ----------------------   -----------------------   -----------------------   --------------------
                                  2002         2001         2002         2001         2002         2001        2002       2001
                                ---------   ----------   ----------   ----------   ----------   ----------   --------   ---------
Decrease in contract owners'
  equity from operations:
  Net investment activity.....  $  19,975   $    2,816   $   21,094   $    2,117   $   12,604   $    3,394   $  9,510   $   2,414
  Reinvested capital gains....          0            0            0            0            0            0          0           0
  Realized gain (loss)........     (9,146)       5,855      (35,953)      (6,645)     (27,711)     (15,670)   (26,492)    (24,931)
  Unrealized loss.............   (101,017)     (38,809)    (121,493)     (22,923)     (81,911)     (54,265)   (42,010)    (18,611)
                                ---------   ----------   ----------   ----------   ----------   ----------   --------   ---------
       Net decrease in
          contract owners'
          equity from
          operations..........    (90,188)     (30,138)    (136,352)     (27,451)     (97,018)     (66,541)   (58,992)    (41,128)
                                ---------   ----------   ----------   ----------   ----------   ----------   --------   ---------
Equity transactions:
  Contract purchase
     payments.................     89,721       43,450      118,209      124,635       15,617       96,810      8,688      12,782
  Transfers from fixed & other
     subaccounts..............     76,468       51,391      582,758       43,179      214,472      179,560    132,301      83,340
  Withdrawals, surrenders &
     contract charges (note
     4).......................   (106,950)     (48,664)     (87,818)     (44,934)     (67,804)     (17,562)   (87,955)    (33,965)
  Annuity & death benefit
     payments.................    (15,326)      (5,371)     (14,757)     (21,787)      (4,635)      (4,797)    (6,038)     (8,441)
  Transfers to fixed & other
     subaccounts..............   (105,510)    (109,930)    (345,112)    (196,338)    (167,238)    (261,216)   (78,310)   (212,729)
                                ---------   ----------   ----------   ----------   ----------   ----------   --------   ---------
       Net equity
          transactions........    (61,597)     (69,124)     253,280      (95,245)      (9,588)      (7,205)   (31,314)   (159,013)
                                ---------   ----------   ----------   ----------   ----------   ----------   --------   ---------
          Net change in
            contract owners'
            equity............   (151,785)     (99,262)     116,928     (122,696)    (106,606)     (73,746)   (90,306)   (200,141)
Contract owners' equity:
  Beginning of period.........    905,202    1,004,464      939,872    1,062,568    1,080,209    1,153,955    733,025     933,166
                                ---------   ----------   ----------   ----------   ----------   ----------   --------   ---------
  End of period...............  $ 753,417   $  905,202   $1,056,800   $  939,872   $  973,603   $1,080,209   $642,719   $ 733,025
                                =========   ==========   ==========   ==========   ==========   ==========   ========   =========
Change in units:
  Beginning units.............     98,921      106,751      106,385      117,180      124,039      126,487     84,677     103,713
                                ---------   ----------   ----------   ----------   ----------   ----------   --------   ---------
  Units purchased.............     16,095       13,728       55,094       17,948       25,969       27,012     16,274      10,092
  Units redeemed..............    (24,801)     (21,558)     (30,182)     (28,743)     (26,796)     (29,460)   (20,765)    (29,128)
                                ---------   ----------   ----------   ----------   ----------   ----------   --------   ---------
  Ending units................     90,215       98,921      131,297      106,385      123,212      124,039     80,186      84,677
                                =========   ==========   ==========   ==========   ==========   ==========   ========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                       DOW TARGET 10 PORTFOLIOS
                                      -------------------------------------------------------------------------------------------
                                            SEPTEMBER                OCTOBER                NOVEMBER               DECEMBER
                                           SUBACCOUNT              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                      ---------------------   ---------------------   --------------------   --------------------
                                        2002        2001        2002        2001        2002       2001        2002       2001
                                      ---------   ---------   ---------   ---------   --------   ---------   --------   ---------
Decrease in contract owners' equity
  from operations:
  Net investment activity...........  $   9,019   $     796   $   7,121   $     893   $  7,381   $     452   $  5,140   $     (39)
  Reinvested capital gains..........          0           0           0           0          0           0          0           0
  Realized loss.....................    (32,931)    (10,020)     (4,174)     (2,250)   (22,038)    (12,871)   (15,640)     (2,374)
  Unrealized gain (loss)............    (37,660)    (34,482)    (38,771)    (22,485)   (83,220)      2,048    (61,194)     (8,172)
                                      ---------   ---------   ---------   ---------   --------   ---------   --------   ---------
       Net decrease in contract
          owners' equity from
          operations................    (61,572)    (43,706)    (35,824)    (23,842)   (97,877)    (10,371)   (71,694)    (10,585)
                                      ---------   ---------   ---------   ---------   --------   ---------   --------   ---------
Equity transactions:
  Contract purchase payments........      5,550       1,725       1,992      37,737      2,146      33,728      6,181      13,854
  Transfers from fixed & other
     subaccounts....................     73,606      69,880      97,916      68,372     99,701     175,129     73,841      91,074
  Withdrawals, surrenders & contract
     charges (note 4)...............    (64,850)    (21,060)    (74,119)    (36,228)   (37,144)    (23,555)   (15,255)    (11,766)
  Annuity & death benefit
     payments.......................     (4,247)     (8,974)    (14,158)    (20,325)    (4,708)     (6,660)   (20,177)     (8,760)
  Transfers to fixed & other
     subaccounts....................   (118,554)   (147,634)    (95,189)   (155,608)   (60,365)   (139,244)   (62,319)   (105,074)
                                      ---------   ---------   ---------   ---------   --------   ---------   --------   ---------
       Net equity transactions......   (108,495)   (106,063)    (83,558)   (106,052)      (370)     39,398    (17,729)    (20,672)
                                      ---------   ---------   ---------   ---------   --------   ---------   --------   ---------
          Net change in contract
            owners' equity..........   (170,067)   (149,769)   (119,382)   (129,894)   (98,247)     29,027    (89,423)    (31,257)
Contract owners' equity:
  Beginning of period...............    793,406     943,175     740,792     870,686    705,940     676,913    493,859     525,116
                                      ---------   ---------   ---------   ---------   --------   ---------   --------   ---------
  End of period.....................  $ 623,339   $ 793,406   $ 621,410   $ 740,792   $607,693   $ 705,940   $404,436   $ 493,859
                                      =========   =========   =========   =========   ========   =========   ========   =========
Change in units:
  Beginning units...................     92,774     104,944      76,539      87,524     76,920      71,846     51,286      53,359
                                      ---------   ---------   ---------   ---------   --------   ---------   --------   ---------
  Units purchased...................     10,472       6,161      11,450       9,707     12,772      21,299      9,067       9,720
  Units redeemed....................    (23,220)    (18,331)    (19,028)    (20,692)   (12,547)    (16,225)   (11,097)    (11,793)
                                      ---------   ---------   ---------   ---------   --------   ---------   --------   ---------
  Ending units......................     80,026      92,774      68,961      76,539     77,145      76,920     49,256      51,286
                                      =========   =========   =========   =========   ========   =========   ========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                           DOW TARGET 5 PORTFOLIOS
                                            -------------------------------------------------------------------------------------
                                                  JANUARY              FEBRUARY                MARCH                 APRIL
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
                                              2002       2001       2002       2001       2002       2001       2002       2001
                                            --------   --------   --------   --------   --------   --------   --------   --------
Decrease in contract owners' equity from
  operations:
  Net investment activity.................  $  2,525   $    685   $  2,188   $    763   $  3,580   $   (124)  $  1,609   $    290
  Reinvested capital gains................         0      4,650        632     12,117        862     30,967          0     18,522
  Realized gain (loss)....................   (12,721)     2,796        133      4,416     (9,326)     8,521     (1,310)     2,851
  Unrealized loss.........................   (23,424)   (14,785)   (17,879)   (19,715)   (20,610)   (47,629)   (11,772)   (33,960)
                                            --------   --------   --------   --------   --------   --------   --------   --------
       Net decrease in contract owners'
          equity from operations..........   (33,620)    (6,654)   (14,926)    (2,419)   (25,494)    (8,265)   (11,473)   (12,297)
                                            --------   --------   --------   --------   --------   --------   --------   --------
Equity transactions:
  Contract purchase payments..............    26,334        417     11,315         50      9,881     19,335      1,068      5,630
  Transfers from fixed & other
     subaccounts..........................    51,944     16,470     44,423     59,147     69,350      6,476     20,194      6,707
  Withdrawals, surrenders & contract
     charges (note 4).....................    (2,465)    (1,818)    (5,749)    (1,874)   (11,545)    (2,157)    (1,974)    (1,421)
  Annuity & death benefit payments........      (360)      (234)    (2,976)    (2,141)    (2,374)    (1,345)      (189)       (92)
  Transfers to fixed & other
     subaccounts..........................   (59,152)   (20,442)   (32,824)   (19,407)   (30,391)   (14,498)    (5,130)   (15,552)
                                            --------   --------   --------   --------   --------   --------   --------   --------
       Net equity transactions............    16,301     (5,607)    14,189     35,775     34,921      7,811     13,969     (4,728)
                                            --------   --------   --------   --------   --------   --------   --------   --------
          Net change in contract owners'
            equity........................   (17,319)   (12,261)      (737)    33,356      9,427       (454)     2,496    (17,025)
Contract owners' equity:
  Beginning of period.....................   137,122    149,383    143,774    110,418    133,270    133,724     90,655    107,680
                                            --------   --------   --------   --------   --------   --------   --------   --------
  End of period...........................  $119,803   $137,122   $143,037   $143,774   $142,697   $133,270   $ 93,151   $ 90,655
                                            ========   ========   ========   ========   ========   ========   ========   ========
Change in units:
  Beginning units.........................    12,880     13,382     12,289      9,172     10,486      9,903      8,344      8,737
                                            --------   --------   --------   --------   --------   --------   --------   --------
  Units purchased.........................     7,418      1,131      4,657      4,672      5,782      1,898      2,026      1,030
  Units redeemed..........................    (7,243)    (1,633)    (3,546)    (1,555)    (3,793)    (1,315)      (761)    (1,423)
                                            --------   --------   --------   --------   --------   --------   --------   --------
  Ending units............................    13,055     12,880     13,400     12,289     12,475     10,486      9,609      8,344
                                            ========   ========   ========   ========   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                          DOW TARGET 5 PORTFOLIOS
                                           --------------------------------------------------------------------------------------
                                                   MAY                   JUNE                  JULY                 AUGUST
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           -------------------   --------------------   -------------------   -------------------
                                             2002       2001       2002        2001       2002       2001       2002       2001
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Decrease in contract owners' equity from
  operations:
  Net investment activity................  $  1,683   $    261   $   1,568   $     83   $  2,756   $    146   $  1,401   $  1,204
  Reinvested capital gains...............         0     24,745           0     24,663          0     11,956          0      9,321
  Realized gain (loss)...................    (4,560)       868     (34,556)       268    (36,741)      (608)    (6,128)        (7)
  Unrealized (gain) loss.................   (13,108)   (37,707)      8,639    (49,255)    17,704    (24,579)       913    (26,215)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
       Net decrease in contract owners'
          equity from operations.........   (15,985)   (11,833)    (24,349)   (24,241)   (16,281)   (13,085)    (3,814)   (15,697)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
Equity transactions:
  Contract purchase payments.............     1,129         50         117    134,018    189,682     83,529        118     68,536
  Transfers from fixed & other
     subaccounts.........................     9,779      9,329       8,999     16,447     23,949     12,786     64,159    161,009
  Withdrawals, surrenders & contract
     charges (note 4)....................   (11,227)       (76)     (1,924)         0       (926)         0     (4,514)         0
  Annuity & death benefit payments.......      (132)       (44)     (1,250)        (8)      (148)        (8)   (14,200)       (68)
  Transfers to fixed & other
     subaccounts.........................    (2,439)    (5,565)    (96,620)    (3,978)   (65,859)    (6,003)   (62,729)      (424)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
       Net equity transactions...........    (2,890)     3,694     (90,678)   146,479    146,698     90,304    (17,166)   229,053
                                           --------   --------   ---------   --------   --------   --------   --------   --------
          Net change in contract owners'
            equity.......................   (18,875)    (8,139)   (115,027)   122,238    130,417     77,219    (20,980)   213,356
Contract owners' equity:
  Beginning of period....................    97,503    105,642     194,319     72,081    108,070     30,851    234,936     21,580
                                           --------   --------   ---------   --------   --------   --------   --------   --------
  End of period..........................  $ 78,628   $ 97,503   $  79,292   $194,319   $238,487   $108,070   $213,956   $234,936
                                           ========   ========   =========   ========   ========   ========   ========   ========
Change in units:
  Beginning units........................     8,530      8,270      18,479      6,192      9,854      2,627     19,850      1,833
                                           --------   --------   ---------   --------   --------   --------   --------   --------
  Units purchased........................     1,020        574         971     12,567     21,409      7,789      3,337     18,044
  Units redeemed.........................    (1,420)      (314)    (10,795)      (280)    (6,804)      (562)    (4,644)       (27)
                                           --------   --------   ---------   --------   --------   --------   --------   --------
  Ending units...........................     8,130      8,530       8,655     18,479     24,459      9,854     18,543     19,850
                                           ========   ========   =========   ========   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                           DOW TARGET 5 PORTFOLIOS
                                            -------------------------------------------------------------------------------------
                                                 SEPTEMBER              OCTOBER              NOVEMBER              DECEMBER
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
                                              2002       2001       2002       2001       2002       2001       2002       2001
                                            --------   --------   --------   --------   --------   --------   --------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $  1,266   $   (411)  $  1,598   $   (178)  $  1,358   $    145   $  1,811   $   (791)
  Reinvested capital gains................         0          0          0          0          0          0          0     10,397
  Realized gain (loss)....................       (19)       (84)    (1,177)    (6,946)    (4,709)    (1,965)    (5,209)     1,481
  Unrealized gain (loss)..................   (13,107)     1,352     (9,253)     9,472    (16,692)     6,236    (31,885)    (6,118)
                                            --------   --------   --------   --------   --------   --------   --------   --------
       Net increase (decrease) in contract
          owners' equity from
          operations......................   (11,860)       857     (8,832)     2,348    (20,043)     4,416    (35,283)     4,969
                                            --------   --------   --------   --------   --------   --------   --------   --------
Equity transactions:
  Contract purchase payments..............       123        352        123     34,230        122     22,554      1,330     14,897
  Transfers from fixed & other
     subaccounts..........................    28,309     13,170     23,060     61,599     31,493     52,950     38,144     43,607
  Withdrawals, surrenders & contract
     charges (note 4).....................      (962)         0     (2,358)      (822)   (12,160)      (150)    (8,477)         0
  Annuity & death benefit payments........      (598)      (483)   (18,562)   (72,970)    (1,259)      (314)      (175)      (167)
  Transfers to fixed & other
     subaccounts..........................    (8,214)    (2,791)   (29,475)   (93,027)   (22,210)   (33,767)   (30,968)   (43,215)
                                            --------   --------   --------   --------   --------   --------   --------   --------
       Net equity transactions............    18,658     10,248    (27,212)   (70,990)    (4,014)    41,273       (146)    15,122
                                            --------   --------   --------   --------   --------   --------   --------   --------
          Net change in contract owners'
            equity........................     6,798     11,105    (36,044)   (68,642)   (24,057)    45,689    (35,429)    20,091
Contract owners' equity:
  Beginning of period.....................   114,657    103,552    174,656    243,298    139,301     93,612    206,137    186,046
                                            --------   --------   --------   --------   --------   --------   --------   --------
  End of period...........................  $121,455   $114,657   $138,612   $174,656   $115,244   $139,301   $170,708   $206,137
                                            ========   ========   ========   ========   ========   ========   ========   ========
Change in units:
  Beginning units.........................    13,078     11,999     18,457     26,602     16,204     10,984     18,960     17,611
                                            --------   --------   --------   --------   --------   --------   --------   --------
  Units purchased.........................     4,208      1,410      2,835      8,799      4,023      7,079      4,282      5,311
  Units redeemed..........................    (1,011)      (331)    (5,597)   (16,944)    (4,225)    (1,859)    (3,970)    (3,962)
                                            --------   --------   --------   --------   --------   --------   --------   --------
  Ending units............................    16,275     13,078     15,695     18,457     16,002     16,204     19,272     18,960
                                            ========   ========   ========   ========   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                                  -------------------------------------------------------------------------------
                                                         VIP GROWTH               VIP EQUITY INCOME        VIP HIGH INCOME BOND
                                                         SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                                  -------------------------   -------------------------   -----------------------
                                                     2002          2001          2002          2001          2002         2001
                                                  -----------   -----------   -----------   -----------   ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $   (58,218)  $   (94,958)  $    26,674   $    31,391   $  101,967   $  195,208
  Reinvested capital gains......................            0       626,773       122,630       310,335            0            0
  Realized loss.................................     (669,183)     (256,627)     (234,529)      (48,439)    (228,869)    (304,660)
  Unrealized gain (loss)........................   (1,439,814)   (2,064,256)     (903,853)     (700,049)     138,312      (87,470)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
       Net increase (decrease) in contract
        owners' equity from operations..........   (2,167,215)   (1,789,068)     (989,078)     (406,762)      11,410     (196,922)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
Equity transactions:
  Contract purchase payments....................      148,938       197,302        99,572       110,289       11,289       21,536
  Transfers from fixed & other subaccounts......      448,620       295,343        79,917       107,683       14,723        1,705
  Withdrawals, surrenders & contract charges
     (note 4)...................................     (332,800)     (370,455)     (386,835)     (317,886)     (84,633)     (39,234)
  Annuity & death benefit payments..............      (56,582)     (131,307)     (122,238)     (110,331)      (7,520)     (58,084)
  Transfers to fixed & other subaccounts........     (837,244)     (811,146)     (427,273)     (400,793)    (158,902)    (347,794)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
       Net equity transactions..................     (629,068)     (820,263)     (756,857)     (611,038)    (225,043)    (421,871)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
          Net change in contract owners'
            equity..............................   (2,796,283)   (2,609,331)   (1,745,935)   (1,017,800)    (213,633)    (618,793)
Contract owners' equity:
  Beginning of period...........................    7,150,565     9,759,896     5,752,099     6,769,899    1,139,858    1,758,651
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  End of period.................................  $ 4,354,282   $ 7,150,565   $ 4,006,164   $ 5,752,099   $  926,225   $1,139,858
                                                  ===========   ===========   ===========   ===========   ==========   ==========
Change in units:
  Beginning units...............................      429,163       476,148       396,056       437,314      144,957      194,862
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  Units purchased...............................       43,994        25,482        13,336        14,289        3,437        3,470
  Units redeemed................................      (94,389)      (72,467)      (72,943)      (55,547)     (33,046)     (53,375)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  Ending units..................................      378,768       429,163       336,449       396,056      115,348      144,957
                                                  ===========   ===========   ===========   ===========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                JANUS ASPEN SERIES - INSTITUTIONAL SHARES
                                        ----------------------------------------------------------
                                                  GROWTH                  INTERNATIONAL GROWTH
                                                SUBACCOUNT                     SUBACCOUNT
                                        ---------------------------   ----------------------------
                                            2002           2001           2002           2001
                                        ------------   ------------   ------------   -------------
Decrease in contract owners' equity
  from operations:
  Net investment activity.............  $   (427,652)  $   (680,105)  $    (30,529)  $     (34,134)
  Reinvested capital gains............             0        106,280              0               0
  Realized loss.......................    (9,132,169)    (4,605,887)      (518,075)     (3,245,733)
  Unrealized (gain) loss..............    (1,397,827)   (11,980,786)    (1,057,645)      1,003,175
                                        ------------   ------------   ------------   -------------
       Net decrease in contract
          owners' equity from
          operations..................   (10,957,648)   (17,160,498)    (1,606,249)     (2,276,692)
                                        ------------   ------------   ------------   -------------
Equity transactions:
  Contract purchase payments..........       358,652        758,166         38,062          49,417
  Transfers from fixed & other
     subaccounts......................     1,979,358      6,012,844     25,857,722     101,979,000
  Withdrawals, surrenders & contract
     charges (note 4).................    (2,490,442)    (2,471,395)      (436,690)       (367,618)
  Annuity & death benefit payments....      (579,143)    (1,133,762)       (78,306)       (185,398)
  Transfers to fixed & other
     subaccounts......................    (8,769,070)   (12,675,617)   (27,192,964)   (102,653,933)
                                        ------------   ------------   ------------   -------------
       Net equity transactions........    (9,500,645)    (9,509,764)    (1,812,176)     (1,178,532)
                                        ------------   ------------   ------------   -------------
          Net change in contract
            owners' equity............   (20,458,293)   (26,670,262)    (3,418,425)     (3,455,224)
Contract owners' equity:
  Beginning of period.................    43,780,608     70,450,870      7,322,874      10,778,098
                                        ------------   ------------   ------------   -------------
  End of period.......................  $ 23,322,315   $ 43,780,608   $  3,904,449   $   7,322,874
                                        ============   ============   ============   =============
  Change in units:
  Beginning units.....................     4,478,626      5,336,226        645,738         724,396
                                        ------------   ------------   ------------   -------------
  Units purchased.....................       229,692        523,313      2,281,620       6,649,842
  Units redeemed......................    (1,407,113)    (1,380,913)    (2,451,403)     (6,728,500)
                                        ------------   ------------   ------------   -------------
  Ending units........................     3,301,205      4,478,626        475,955         645,738
                                        ============   ============   ============   =============

                                                JANUS ASPEN SERIES - INSTITUTIONAL SHARES
                                        ---------------------------------------------------------
                                             WORLDWIDE GROWTH                  BALANCED
                                                SUBACCOUNT                    SUBACCOUNT
                                        ---------------------------   ---------------------------
                                            2002           2001           2002           2001
                                        ------------   ------------   ------------   ------------
Decrease in contract owners' equity
  from operations:
  Net investment activity.............  $   (103,442)  $   (315,492)  $    518,759   $    765,939
  Reinvested capital gains............             0              0              0              0
  Realized loss.......................    (5,751,556)    (9,443,536)    (2,292,096)    (1,174,927)
  Unrealized (gain) loss..............    (1,690,731)    (1,204,789)    (2,427,387)    (3,623,852)
                                        ------------   ------------   ------------   ------------
       Net decrease in contract
          owners' equity from
          operations..................    (7,545,729)   (10,963,817)    (4,200,724)    (4,032,840)
                                        ------------   ------------   ------------   ------------
Equity transactions:
  Contract purchase payments..........       339,303        744,765        378,685        693,403
  Transfers from fixed & other
     subaccounts......................     8,909,378     33,684,388      4,634,770      9,194,592
  Withdrawals, surrenders & contract
     charges (note 4).................    (1,695,164)    (1,519,612)    (3,283,360)    (2,921,342)
  Annuity & death benefit payments....      (366,284)      (626,936)    (1,141,466)    (1,590,719)
  Transfers to fixed & other
     subaccounts......................   (13,491,218)   (37,469,836)   (10,425,630)   (10,851,138)
                                        ------------   ------------   ------------   ------------
       Net equity transactions........    (6,303,985)    (5,187,231)    (9,837,001)    (5,475,204)
                                        ------------   ------------   ------------   ------------
          Net change in contract
            owners' equity............   (13,849,714)   (16,151,048)   (14,037,725)    (9,508,044)
Contract owners' equity:
  Beginning of period.................    31,201,236     47,352,284     56,655,288     66,163,332
                                        ------------   ------------   ------------   ------------
  End of period.......................  $ 17,351,522   $ 31,201,236   $ 42,617,563   $ 56,655,288
                                        ============   ============   ============   ============
  Change in units:
  Beginning units.....................     3,030,134      3,501,295      4,444,885      4,880,582
                                        ------------   ------------   ------------   ------------
  Units purchased.....................       925,437      2,735,947        419,174        697,351
  Units redeemed......................    (1,660,338)    (3,207,108)    (1,197,750)    (1,133,048)
                                        ------------   ------------   ------------   ------------
  Ending units........................     2,295,233      3,030,134      3,666,309      4,444,885
                                        ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                    SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                  -------------------------------------------------------------------------------
                                                           CAPITAL                  TOTAL RETURN                INVESTORS
                                                         SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                                  -------------------------   ------------------------   ------------------------
                                                     2002          2001          2002          2001         2002          2001
                                                  -----------   -----------   -----------   ----------   -----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $   (84,736)  $    (6,759)  $    14,154   $   54,948   $    (1,801)  $   (3,126)
  Reinvested capital gains......................            0        57,060             0            0             0       26,132
  Realized loss.................................     (392,528)      (21,114)      (47,872)      (4,864)     (253,887)     (16,682)
  Unrealized gain (loss)........................   (2,756,506)       35,257      (422,266)     (87,215)   (1,142,286)    (149,673)
                                                  -----------   -----------   -----------   ----------   -----------   ----------
       Net increase (decrease) in contract
        owners' equity from operations..........   (3,233,770)       64,444      (455,984)     (37,131)   (1,397,974)    (143,349)
                                                  -----------   -----------   -----------   ----------   -----------   ----------
Equity transactions:
  Contract purchase payments....................      777,046     1,196,883       259,076      850,417       388,622      901,131
  Transfers from fixed & other subaccounts......    6,573,788     7,220,666     2,627,713    2,879,469     2,928,196    3,082,003
  Withdrawals, surrenders & contract charges
     (note 4)...................................     (304,205)     (152,625)     (271,774)    (111,125)     (184,723)     (73,212)
  Annuity & death benefit payments..............     (160,403)      (68,288)      (83,596)     (91,111)     (117,942)     (52,735)
  Transfers to fixed & other subaccounts........   (3,549,800)   (1,392,785)   (1,232,166)    (726,377)   (1,352,441)    (427,099)
                                                  -----------   -----------   -----------   ----------   -----------   ----------
       Net equity transactions..................    3,336,426     6,803,851     1,299,253    2,801,273     1,661,712    3,430,088
                                                  -----------   -----------   -----------   ----------   -----------   ----------
          Net change in contract owners'
            equity..............................      102,656     6,868,295       843,269    2,764,142       263,738    3,286,739
Contract owners' equity:
  Beginning of period...........................    9,356,306     2,488,011     4,715,824    1,951,682     4,360,368    1,073,629
                                                  -----------   -----------   -----------   ----------   -----------   ----------
  End of period.................................  $ 9,458,962   $ 9,356,306   $ 5,559,093   $4,715,824   $ 4,624,106   $4,360,368
                                                  ===========   ===========   ===========   ==========   ===========   ==========
Change in units:
  Beginning units...............................      611,461       165,932       454,654      183,999       363,465       84,528
                                                  -----------   -----------   -----------   ----------   -----------   ----------
  Units purchased...............................      492,619       522,857       269,409      347,362       287,854      317,759
  Units redeemed................................     (264,469)      (77,328)     (140,597)     (76,707)     (143,724)     (38,822)
                                                  -----------   -----------   -----------   ----------   -----------   ----------
  Ending units..................................      839,611       611,461       583,466      454,654       507,595      363,465
                                                  ===========   ===========   ===========   ==========   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                      STRONG VARIABLE ANNUITY FUNDS, INC.
                                              -----------------------------------------------------------------------------------
                                                   OPPORTUNITY II            MULTI CAP VALUE II            MID-CAP GROWTH II
                                                     SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                              -------------------------   -------------------------   ---------------------------
                                                 2002          2001          2002          2001           2002           2001
                                              -----------   -----------   -----------   -----------   ------------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $  (178,089)  $  (115,600)  $   (19,146)  $   (40,509)  $   (343,536)  $   (536,320)
  Reinvested capital gains..................      369,952     3,002,842        95,413           842              0              0
  Realized gain (loss)......................   (1,245,696)     (220,625)      (87,386)       68,568     (7,487,627)    (2,736,968)
  Unrealized gain (loss)....................   (5,656,393)   (3,309,636)     (536,473)       51,026     (5,534,428)   (13,294,504)
                                              -----------   -----------   -----------   -----------   ------------   ------------
       Net increase (decrease) in contract
        owners' equity from operations......   (6,710,226)     (643,019)     (547,592)       79,927    (13,365,591)   (16,567,792)
                                              -----------   -----------   -----------   -----------   ------------   ------------
Equity transactions:
  Contract purchase payments................    1,057,318     4,857,320        18,831        97,699        587,127      3,894,872
  Transfers from fixed & other
     subaccounts............................    8,766,957    10,046,880       236,374     2,697,358      4,385,462     14,764,387
  Withdrawals, surrenders & contract charges
     (note 4)...............................     (697,629)     (241,197)      (90,170)     (213,957)    (1,139,389)    (1,686,374)
  Annuity & death benefit payments..........     (264,793)     (200,206)      (27,541)     (111,315)      (443,461)      (813,411)
  Transfers to fixed & other subaccounts....   (5,750,114)   (3,394,223)     (862,488)   (2,282,553)    (7,976,503)    (9,778,205)
                                              -----------   -----------   -----------   -----------   ------------   ------------
       Net equity transactions..............    3,111,739    11,068,574      (724,994)      187,232     (4,586,764)     6,381,269
                                              -----------   -----------   -----------   -----------   ------------   ------------
          Net change in contract owners'
             equity.........................   (3,598,487)   10,425,555    (1,272,586)      267,159    (17,952,355)   (10,186,523)
Contract owners' equity:
  Beginning of period.......................   20,642,896    10,217,341     2,620,422     2,353,263     36,208,464     46,394,987
                                              -----------   -----------   -----------   -----------   ------------   ------------
  End of period.............................  $17,044,409   $20,642,896   $ 1,347,836   $ 2,620,422   $ 18,256,109   $ 36,208,464
                                              ===========   ===========   ===========   ===========   ============   ============
Change in units:
  Beginning units...........................    1,639,954       773,213       260,001       237,468      3,042,656      2,721,469
                                              -----------   -----------   -----------   -----------   ------------   ------------
  Units purchased...........................      782,723     1,132,014        21,760       251,515        426,078      1,192,996
  Units redeemed............................     (546,606)     (265,273)     (104,101)     (228,982)      (970,405)      (871,809)
                                              -----------   -----------   -----------   -----------   ------------   ------------
  Ending units..............................    1,876,071     1,639,954       177,660       260,001      2,498,329      3,042,656
                                              ===========   ===========   ===========   ===========   ============   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                          VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
                            -----------------------------------------------------------------------------------------------------
                             CORE PLUS FIXED INCOME         US REAL ESTATE                  VALUE            EMERGING MARKET DEBT
                                   SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT               SUBACCOUNT
                            ------------------------   -------------------------   -----------------------   --------------------
                               2002         2001          2002          2001          2002         2001        2002       2001
                            ----------   -----------   -----------   -----------   ----------   ----------   --------   ---------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity.............  $   97,732   $   126,939   $   472,029   $    29,294   $   (4,639)  $   (5,398)  $ 12,299   $  15,183
  Reinvested capital
     gains................      48,190        75,960       287,880        17,828            0       53,338          0           0
  Realized gain (loss)....      66,593        74,706        55,722       249,122       (9,026)      28,330       (321)      1,471
  Unrealized gain
     (loss)...............      57,333       119,511      (899,155)     (117,742)    (266,557)     (65,343)     3,279       2,863
                            ----------   -----------   -----------   -----------   ----------   ----------   --------   ---------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations......     269,848       397,116       (83,524)      178,502     (280,222)      10,927     15,257      19,517
                            ----------   -----------   -----------   -----------   ----------   ----------   --------   ---------
Equity transactions:
  Contract purchase
     payments.............       8,683        55,166        20,663        24,802          858        3,632          0         317
  Transfers from fixed &
     other subaccounts....     550,669       672,691    15,559,448     1,167,156       74,746      268,835     47,876      32,665
  Withdrawals, surrenders
     & contract charges
     (note 4).............    (292,555)     (209,767)     (193,559)     (148,077)     (54,782)     (41,890)   (26,332)    (18,463)
  Annuity & death benefit
     payments.............     (80,714)     (201,239)       (9,096)      (10,716)      (6,064)     (15,938)      (285)     (4,191)
  Transfers to fixed &
     other subaccounts....    (843,005)   (1,193,124)     (821,807)   (2,127,915)    (180,792)    (241,046)   (41,743)   (106,621)
                            ----------   -----------   -----------   -----------   ----------   ----------   --------   ---------
       Net equity
          transactions....    (656,922)     (876,273)   14,555,649    (1,094,750)    (166,034)     (26,407)   (20,484)    (96,293)
                            ----------   -----------   -----------   -----------   ----------   ----------   --------   ---------
          Net change in
            contract
            owners'
            equity........    (387,074)     (479,157)   14,472,125      (916,248)    (446,256)     (15,480)    (5,227)    (76,776)
Contract owners' equity:
  Beginning of period.....   4,921,252     5,400,409     1,564,536     2,480,784    1,267,542    1,283,022    208,967     285,743
                            ----------   -----------   -----------   -----------   ----------   ----------   --------   ---------
  End of period...........  $4,534,178   $ 4,921,252   $16,036,661   $ 1,564,536   $  821,286   $1,267,542   $203,740   $ 208,967
                            ==========   ===========   ===========   ===========   ==========   ==========   ========   =========
Change in units:
  Beginning units.........     410,238       485,588       126,362       215,783      119,523      121,960     20,340      30,222
                            ----------   -----------   -----------   -----------   ----------   ----------   --------   ---------
  Units purchased.........      45,044        42,657     1,318,771        81,050        7,126       17,342      4,521       3,329
  Units redeemed..........     (98,337)     (118,007)      (83,398)     (170,471)     (25,799)     (19,779)    (6,472)    (13,211)
                            ----------   -----------   -----------   -----------   ----------   ----------   --------   ---------
  Ending units............     356,945       410,238     1,361,735       126,362      100,850      119,523     18,389      20,340
                            ==========   ===========   ===========   ===========   ==========   ==========   ========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                        GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                 ----------------------------------------------------
                                                     GROWTH & INCOME             CORE US EQUITY
                                                        SUBACCOUNT                 SUBACCOUNT
                                                 ------------------------   -------------------------
                                                    2002          2001         2002          2001
                                                 -----------   ----------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $    15,062   $  (35,337)  $   (54,924)  $   (65,757)
  Reinvested capital gains.....................            0            0             0             0
  Realized gain (loss).........................     (266,289)     (73,591)     (535,075)     (221,421)
  Unrealized gain (loss).......................     (632,528)    (357,248)   (1,356,780)     (828,515)
                                                 -----------   ----------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.......     (883,755)    (466,176)   (1,946,779)   (1,115,693)
                                                 -----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments...................      415,874      641,178        89,081       581,732
  Transfers from fixed & other subaccounts.....    3,947,503    2,308,454     1,657,379     3,450,599
  Withdrawals, surrenders & contract charges
     (note 4)..................................     (371,050)    (104,500)     (229,269)     (278,059)
  Annuity & death benefit payments.............     (116,950)     (97,464)     (116,960)     (236,726)
  Transfers to fixed & other subaccounts.......   (2,601,881)    (952,660)   (1,763,999)   (1,699,268)
                                                 -----------   ----------   -----------   -----------
       Net equity transactions.................    1,273,496    1,795,008      (363,768)    1,818,278
                                                 -----------   ----------   -----------   -----------
          Net change in contract owners'
            equity.............................      389,741    1,328,832    (2,310,547)      702,585
Contract owners' equity:
  Beginning of period..........................    5,609,312    4,280,480     8,264,053     7,561,468
                                                 -----------   ----------   -----------   -----------
  End of period................................  $ 5,999,053   $5,609,312   $ 5,953,506   $ 8,264,053
                                                 ===========   ==========   ===========   ===========
Change in units:
  Beginning units..............................      718,964      490,425       857,900       683,626
                                                 -----------   ----------   -----------   -----------
  Units purchased..............................      514,490      338,978       183,952       344,486
  Units redeemed...............................     (353,263)    (110,439)     (239,955)     (170,212)
                                                 -----------   ----------   -----------   -----------
  Ending units.................................      880,191      718,964       801,897       857,900
                                                 ===========   ==========   ===========   ===========

                                                        GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                 ----------------------------------------------------
                                                      GLOBAL INCOME              CAPITAL GROWTH
                                                        SUBACCOUNT                 SUBACCOUNT
                                                 ------------------------   -------------------------
                                                    2002          2001         2002          2001
                                                 -----------   ----------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $   (13,776)  $  103,319   $   (65,596)  $   (79,102)
  Reinvested capital gains.....................            0            0             0        22,518
  Realized gain (loss).........................      (96,125)       2,314      (567,967)     (373,155)
  Unrealized gain (loss).......................       98,718      (37,572)   (1,147,583)     (775,076)
                                                 -----------   ----------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.......      (11,183)      68,061    (1,781,146)   (1,204,815)
                                                 -----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments...................       68,000      821,160       355,655       451,781
  Transfers from fixed & other subaccounts.....      971,946    2,017,621     1,955,032     3,712,202
  Withdrawals, surrenders & contract charges
     (note 4)..................................      (51,125)     (93,861)     (435,483)     (262,536)
  Annuity & death benefit payments.............      (52,087)     (70,933)     (110,783)     (209,060)
  Transfers to fixed & other subaccounts.......   (4,706,549)    (507,008)   (1,690,567)   (2,225,593)
                                                 -----------   ----------   -----------   -----------
       Net equity transactions.................   (3,769,815)   2,166,979        73,854     1,466,794
                                                 -----------   ----------   -----------   -----------
          Net change in contract owners'
            equity.............................   (3,780,998)   2,235,040    (1,707,292)      261,979
Contract owners' equity:
  Beginning of period..........................    3,780,998    1,545,958     6,733,819     6,471,840
                                                 -----------   ----------   -----------   -----------
  End of period................................  $         0   $3,780,998   $ 5,026,527   $ 6,733,819
                                                 ===========   ==========   ===========   ===========
Change in units:
  Beginning units..............................      329,066      139,192       631,648       511,781
                                                 -----------   ----------   -----------   -----------
  Units purchased..............................       46,912      238,746       211,929       377,909
  Units redeemed...............................     (375,978)     (48,872)     (208,486)     (258,042)
                                                 -----------   ----------   -----------   -----------
  Ending units.................................            0      329,066       635,091       631,648
                                                 ===========   ==========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                             LAZARD RETIREMENT SERIES INC.
                                                 -----------------------------------------------------
                                                      EMERGING MARKET                SMALL CAP
                                                        SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -------------------------
                                                    2002          2001          2002          2001
                                                 -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $   (17,497)  $   (17,155)  $  (170,789)  $   (50,783)
  Reinvested capital gains.....................            0             0        64,394       457,980
  Realized gain (loss).........................       32,416      (544,150)     (263,503)       28,781
  Unrealized gain (loss).......................     (335,533)      435,949    (3,004,516)      496,624
                                                 -----------   -----------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.......     (320,614)     (125,356)   (3,374,414)      932,602
                                                 -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments...................    1,035,860       268,052     2,041,282       989,720
  Transfers from fixed & other subaccounts.....    6,321,510     4,791,654    15,622,839     8,752,512
  Withdrawals, surrenders & contract charges
     (note 4)..................................     (107,860)     (203,455)     (749,116)     (162,596)
  Annuity & death benefit payments.............      (23,708)      (47,628)     (198,208)      (34,610)
  Transfers to fixed & other subaccounts.......   (4,757,388)   (4,775,527)   (7,463,973)   (2,771,582)
                                                 -----------   -----------   -----------   -----------
       Net equity transactions.................    2,468,414        33,096     9,252,824     6,773,444
                                                 -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity.............................    2,147,800       (92,260)    5,878,410     7,706,046
Contract owners' equity:
  Beginning of period..........................    1,805,656     1,897,916     8,675,292       969,246
                                                 -----------   -----------   -----------   -----------
  End of period................................  $ 3,953,456   $ 1,805,656   $14,553,702   $ 8,675,292
                                                 ===========   ===========   ===========   ===========
Change in units:
  Beginning units..............................      230,059       227,074       647,178        84,328
                                                 -----------   -----------   -----------   -----------
  Units purchased..............................      882,649       483,317     1,336,879       760,686
  Units redeemed...............................     (589,795)     (480,332)     (634,527)     (197,836)
                                                 -----------   -----------   -----------   -----------
  Ending units.................................      522,913       230,059     1,349,530       647,178
                                                 ===========   ===========   ===========   ===========

                                                            PRUDENTIAL SERIES FUND, INC.
                                                 ---------------------------------------------------
                                                  JENNISON 20/20 FOCUS             JENNISON
                                                       SUBACCOUNT                 SUBACCOUNT
                                                 -----------------------   -------------------------
                                                    2002         2001         2002          2001
                                                 ----------   ----------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (16,065)  $   (8,032)  $   (71,775)  $   (61,011)
  Reinvested capital gains.....................           0        9,839             0        36,255
  Realized gain (loss).........................     (63,036)     (13,013)     (655,266)     (427,918)
  Unrealized gain (loss).......................    (242,333)     (13,336)   (1,408,769)     (415,917)
                                                 ----------   ----------   -----------   -----------
       Net increase (decrease) in contract
          owners' equity from operations.......    (321,434)     (24,542)   (2,135,810)     (868,591)
                                                 ----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments...................     183,400      140,375       330,944       698,694
  Transfers from fixed & other subaccounts.....     673,886      630,605     2,762,343     4,064,032
  Withdrawals, surrenders & contract charges
     (note 4)..................................     (49,602)     (22,512)     (167,352)      (92,833)
  Annuity & death benefit payments.............     (38,151)     (20,074)     (122,932)     (102,499)
  Transfers to fixed & other subaccounts.......    (273,018)    (210,567)   (1,868,213)   (1,780,764)
                                                 ----------   ----------   -----------   -----------
       Net equity transactions.................     496,515      517,827       934,790     2,786,630
                                                 ----------   ----------   -----------   -----------
          Net change in contract owners'
            equity.............................     175,081      493,285    (1,201,020)    1,918,039
Contract owners' equity:
  Beginning of period..........................   1,042,549      549,264     5,672,774     3,754,735
                                                 ----------   ----------   -----------   -----------
  End of period................................  $1,217,630   $1,042,549   $ 4,471,754   $ 5,672,774
                                                 ==========   ==========   ===========   ===========
Change in units:
  Beginning units..............................     110,142       56,482       824,448       438,069
                                                 ----------   ----------   -----------   -----------
  Units purchased..............................      93,678       73,292       465,801       591,634
  Units redeemed...............................     (35,324)     (19,632)     (333,221)     (205,255)
                                                 ----------   ----------   -----------   -----------
  Ending units.................................     168,496      110,142       957,028       824,448
                                                 ==========   ==========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                            BRINSON SERIES TRUST                                          PBHG INSURANCE SERIES
                                    -------------------------------------                                      FUND, INC.
                                    STRATEGIC     GROWTH &                      UBS SERIES TRUST        -------------------------
                                      INCOME       INCOME      SMALL CAP    -------------------------         TECHNOLOGY &
                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      TACTICAL ALLOCATION           COMMUNICATIONS
                                     (NOTE 6)     (NOTE 6)      (NOTE 6)           SUBACCOUNT                  SUBACCOUNT
                                    ----------   -----------   ----------   -------------------------   -------------------------
                                       2001         2001          2001         2002          2001          2002          2001
                                    ----------   -----------   ----------   -----------   -----------   -----------   -----------
Decrease in contract owners'
  equity from operations:
  Net investment activity.........  $  23,420    $    (2,703)  $  (5,730)   $   (75,608)  $   465,374   $   (42,174)  $   (56,122)
  Reinvested capital gains........          0        534,613           0              0             0             0     2,364,108
  Realized loss...................    (74,602)      (735,085)   (122,786)    (1,347,392)     (189,647)   (4,037,825)   (1,219,850)
  Unrealized gain (loss)..........     22,770         58,138      67,101     (1,591,191)   (1,513,664)    1,359,150    (4,567,278)
                                    ---------    -----------   ---------    -----------   -----------   -----------   -----------
       Net decrease in contract
          owners' equity from
          operations..............    (28,412)      (145,037)    (61,415)    (3,014,191)   (1,237,937)   (2,720,849)   (3,479,142)
                                    ---------    -----------   ---------    -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments......        350        513,338       1,093        242,092     1,622,711       203,585     1,049,375
  Transfers from fixed & other
     subaccounts..................    168,007      1,198,590      74,275      2,977,617     6,423,435     2,380,997     4,619,046
  Withdrawals, surrenders &
     contract charges (note 4)....     (7,417)      (238,616)          0       (283,755)     (217,015)     (157,519)     (230,636)
  Annuity & death benefit
     payments.....................     (5,199)       (31,898)    (61,749)      (115,550)     (218,986)      (33,154)     (212,138)
  Transfers to fixed & other
     subaccounts..................   (714,456)    (2,816,769)   (526,265)    (4,372,114)   (1,984,358)   (2,344,906)   (1,911,649)
                                    ---------    -----------   ---------    -----------   -----------   -----------   -----------
       Net equity transactions....   (558,715)    (1,375,355)   (512,646)    (1,551,710)    5,625,787        49,003     3,313,998
                                    ---------    -----------   ---------    -----------   -----------   -----------   -----------
          Net change in contract
            owners' equity........   (587,127)    (1,520,392)   (574,061)    (4,565,901)    4,387,850    (2,671,846)     (165,144)
Contract owners' equity:
  Beginning of period.............    587,127      1,520,392     574,061     11,793,022     7,405,172     4,775,634     4,940,778
                                    ---------    -----------   ---------    -----------   -----------   -----------   -----------
  End of period...................  $       0    $         0   $       0    $ 7,227,121   $11,793,022   $ 2,103,788   $ 4,775,634
                                    =========    ===========   =========    ===========   ===========   ===========   ===========
Change in units:
  Beginning units.................     59,121        154,038      47,240      1,352,558       732,729     1,902,557       925,830
                                    ---------    -----------   ---------    -----------   -----------   -----------   -----------
  Units purchased.................     22,719        159,944       6,073        266,025       836,502     1,018,662     1,528,660
  Units redeemed..................    (81,840)      (313,982)    (53,313)      (528,435)     (216,673)   (1,075,050)     (551,933)
                                    ---------    -----------   ---------    -----------   -----------   -----------   -----------
  Ending units....................          0              0           0      1,090,148     1,352,558     1,846,169     1,902,557
                                    =========    ===========   =========    ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CL 2
                                                ---------------------------------------------------------------------------------
                                                       VIP MID CAP               VIP CONTRAFUND                VIP GROWTH
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                -------------------------   -------------------------   -------------------------
                                                   2002          2001          2002          2001          2002          2001
                                                -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (141,347)  $  (179,873)  $   (95,321)  $   (56,690)  $  (191,745)  $  (223,958)
  Reinvested capital gains....................            0             0             0        99,606             0     1,008,188
  Realized loss...............................     (175,753)      (57,087)     (123,818)         (783)   (1,917,344)     (480,327)
  Unrealized gain (loss)......................   (2,720,117)      256,611    (1,344,513)     (530,967)   (4,038,321)   (3,636,840)
                                                -----------   -----------   -----------   -----------   -----------   -----------
       Net increase (decrease) in contract
        owners' equity from operations........   (3,037,217)       19,651    (1,563,652)     (488,834)   (6,147,410)   (3,332,937)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments..................    2,732,253     3,829,904     1,615,677     2,816,610     1,416,320     4,086,057
  Transfers from fixed & other subaccounts....   16,309,252    12,627,686    10,068,928     6,461,552     6,186,757     9,747,526
  Withdrawals, surrenders & contract charges
     (note 4).................................     (872,275)     (387,314)     (502,978)      (78,694)     (781,382)     (393,109)
  Annuity & death benefit payments............     (379,076)     (917,910)     (173,542)     (633,737)     (323,026)   (1,523,410)
  Transfers to fixed & other subaccounts......   (8,438,687)   (3,558,359)   (4,111,447)     (751,939)   (6,175,622)   (3,424,125)
                                                -----------   -----------   -----------   -----------   -----------   -----------
       Net equity transactions................    9,351,467    11,594,007     6,896,638     7,813,792       323,047     8,492,939
                                                -----------   -----------   -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity............................    6,314,250    11,613,658     5,332,986     7,324,958    (5,824,363)    5,160,002
Contract owners' equity:
  Beginning of period.........................   20,007,979     8,394,321    10,598,108     3,273,150    18,930,035    13,770,033
                                                -----------   -----------   -----------   -----------   -----------   -----------
  End of period...............................  $26,322,229   $20,007,979   $15,931,094   $10,598,108   $13,105,672   $18,930,035
                                                ===========   ===========   ===========   ===========   ===========   ===========
Change in units:
  Beginning units.............................    1,884,157       752,919     1,319,037       354,632     2,763,296     1,628,607
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Units purchased.............................    1,700,610     1,507,017     1,384,946     1,106,381     1,093,432     1,793,732
  Units redeemed..............................     (796,380)     (375,779)     (463,504)     (141,976)   (1,079,476)     (659,043)
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Ending units................................    2,788,387     1,884,157     2,240,479     1,319,037     2,777,252     2,763,296
                                                ===========   ===========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                         JANUS ASPEN SERIES -- SERVICE SHARES
                                      --------------------------------------------------------------------------
                                                GROWTH                    WORLDWIDE GROWTH            BALANCED
                                              SUBACCOUNT                     SUBACCOUNT              SUBACCOUNT
                                      ---------------------------   -----------------------------   ------------
                                          2002           2001           2002            2001            2002
                                      ------------   ------------   -------------   -------------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $   (373,884)  $   (457,250)  $    (251,120)  $    (312,068)  $    442,088
  Reinvested capital gains..........             0         69,998               0               0              0
  Realized gain (loss)..............    (5,142,746)      (857,581)     (5,521,685)    (10,660,323)      (650,877)
  Unrealized gain (loss)............    (3,653,428)    (9,201,389)     (1,399,400)      4,141,128     (5,243,692)
                                      ------------   ------------   -------------   -------------   ------------
       Net increase (decrease) in
          contract owners' equity
          from operations...........    (9,170,058)   (10,446,222)     (7,172,205)     (6,831,263)    (5,452,481)
                                      ------------   ------------   -------------   -------------   ------------
Equity transactions:
  Contract purchase payments........       950,807      5,467,819       6,136,642       6,907,747      4,726,526
  Transfers from fixed & other
     subaccounts....................     7,906,461     19,047,086     364,244,511     291,877,819     27,407,739
  Withdrawals, surrenders & contract
     charges (note 4)...............      (971,961)    (1,170,844)     (1,393,660)       (729,830)    (2,388,477)
  Annuity & death benefit
     payments.......................      (474,888)      (729,514)       (355,668)       (535,774)    (1,525,142)
  Transfers to fixed & other
     subaccounts....................   (11,755,202)    (6,637,125)   (364,474,937)   (278,296,872)   (15,429,140)
                                      ------------   ------------   -------------   -------------   ------------
       Net equity transactions......    (4,344,783)    15,977,422       4,156,888      19,223,090     12,791,506
                                      ------------   ------------   -------------   -------------   ------------
          Net change in contract
            owners' equity..........   (13,514,841)     5,531,200      (3,015,317)     12,391,827      7,339,025
Contract owners' equity:
  Beginning of period...............    34,635,362     29,104,162      35,418,754      23,026,927     57,809,411
                                      ------------   ------------   -------------   -------------   ------------
  End of period.....................  $ 21,120,521   $ 34,635,362   $  32,403,437   $  35,418,754   $ 65,148,436
                                      ============   ============   =============   =============   ============
Change in units:
  Beginning units...................     5,786,366      3,602,531       5,811,386       2,883,692      6,338,023
                                      ------------   ------------   -------------   -------------   ------------
  Units purchased...................     1,167,777      3,254,992      68,804,755      31,837,145      3,189,120
  Units redeemed....................    (2,074,402)    (1,071,157)    (67,359,710)    (28,909,451)    (1,768,383)
                                      ------------   ------------   -------------   -------------   ------------
  Ending units......................     4,879,741      5,786,366       7,256,431       5,811,386      7,758,760
                                      ============   ============   =============   =============   ============

                                         JANUS ASPEN SERIES -- SERVICE SHARES
                                      -------------------------------------------
                                       BALANCED         INTERNATIONAL GROWTH
                                      SUBACCOUNT             SUBACCOUNT
                                      -----------   -----------------------------
                                         2001           2002            2001
                                      -----------   -------------   -------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity...........  $   274,074   $    (113,530)  $     (74,220)
  Reinvested capital gains..........            0               0               0
  Realized gain (loss)..............      (79,548)      1,183,783      (2,572,366)
  Unrealized gain (loss)............   (2,505,125)       (585,579)      1,070,180
                                      -----------   -------------   -------------
       Net increase (decrease) in
          contract owners' equity
          from operations...........   (2,310,599)        484,674      (1,576,406)
                                      -----------   -------------   -------------
Equity transactions:
  Contract purchase payments........    8,157,561       5,574,887       2,278,785
  Transfers from fixed & other
     subaccounts....................   33,679,122     467,456,660     294,530,756
  Withdrawals, surrenders & contract
     charges (note 4)...............   (1,109,826)     (1,315,277)       (353,826)
  Annuity & death benefit
     payments.......................   (1,082,440)        (94,722)       (130,071)
  Transfers to fixed & other
     subaccounts....................   (6,972,828)   (468,153,632)   (287,692,425)
                                      -----------   -------------   -------------
       Net equity transactions......   32,671,589       3,467,916       8,633,219
                                      -----------   -------------   -------------
          Net change in contract
            owners' equity..........   30,360,990       3,952,590       7,056,813
Contract owners' equity:
  Beginning of period...............   27,448,421      14,954,098       7,897,285
                                      -----------   -------------   -------------
  End of period.....................  $57,809,411   $  18,906,688   $  14,954,098
                                      ===========   =============   =============
Change in units:
  Beginning units...................    2,822,715       2,513,207       1,002,095
                                      -----------   -------------   -------------
  Units purchased...................    4,266,962      91,911,997      32,067,361
  Units redeemed....................     (751,654)    (90,085,815)    (30,556,249)
                                      -----------   -------------   -------------
  Ending units......................    6,338,023       4,339,389       2,513,207
                                      ===========   =============   =============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                             JP MORGAN SERIES TRUST II
                                                              -------------------------------------------------------
                                                                    SMALL COMPANY                 MID CAP VALUE
                                                                      SUBACCOUNT                    SUBACCOUNT
                                                              --------------------------     ------------------------
                                                                 2002            2001           2002         2001(B)
                                                              -----------     ----------     -----------     --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   (56,387)    $  (52,000)    $   (28,536)    $   (220)
  Reinvested capital gains..................................            0              0          14,004            0
  Realized gain (loss)......................................     (212,763)       (32,218)        (55,915)         336
  Unrealized gain (loss)....................................   (1,080,979)      (247,679)        (55,345)       7,502
                                                              -----------     ----------     -----------     --------
       Net increase (decrease) in contract owners' equity
        from operations.....................................   (1,350,129)      (331,897)       (125,792)       7,618
                                                              -----------     ----------     -----------     --------
Equity transactions:
  Contract purchase payments................................      243,769        382,976         369,233       17,304
  Transfers from fixed & other subaccounts..................    2,759,607      1,860,339       6,233,840      197,240
  Withdrawals, surrenders & contract charges (note 4).......     (170,240)       (87,950)        (67,673)           0
  Annuity & death benefit payments..........................      (67,768)       (37,816)        (34,176)          (7)
  Transfers to fixed & other subaccounts....................   (1,609,136)      (745,540)     (2,962,374)     (11,112)
                                                              -----------     ----------     -----------     --------
       Net equity transactions..............................    1,156,232      1,372,009       3,538,850      203,425
                                                              -----------     ----------     -----------     --------
          Net change in contract owners' equity.............     (193,897)     1,040,112       3,413,058      211,043
Contract owners' equity:
  Beginning of period.......................................    5,068,321      4,028,209         211,043            0
                                                              -----------     ----------     -----------     --------
  End of period.............................................  $ 4,874,424     $5,068,321     $ 3,624,101     $211,043
                                                              ===========     ==========     ===========     ========
Change in units:
  Beginning units...........................................      536,905        387,226          19,262            0
                                                              -----------     ----------     -----------     --------
  Units purchased...........................................      324,806        225,494         577,797       20,319
  Units redeemed............................................     (195,537)       (75,815)       (264,585)      (1,057)
                                                              -----------     ----------     -----------     --------
  Ending units..............................................      666,174        536,905         332,474       19,262
                                                              ===========     ==========     ===========     ========

---------------

(b) Period from November 1, 2001 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                        ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.
                                                          -----------------------------------------------------------------------
                                                               GLOBAL BOND            GROWTH & INCOME               QUASAR
                                                           SUBACCOUNT (NOTE 6)      SUBACCOUNT (NOTE 6)      SUBACCOUNT (NOTE 6)
                                                          ---------------------   ------------------------   --------------------
                                                            2002       2001(A)       2002        2001(A)       2002      2001(A)
                                                          ---------   ---------   -----------   ----------   ---------   --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...............................  $  (1,829)  $  (1,489)  $   (18,377)  $   (6,806)  $  (4,097)  $   (961)
  Reinvested capital gains..............................          0           0        79,060            0           0          0
  Realized gain (loss)..................................      4,868        (987)     (169,662)        (346)    (23,668)      (594)
  Unrealized gain (loss)................................     66,455     (12,634)     (538,486)      65,537    (104,508)    41,628
                                                          ---------   ---------   -----------   ----------   ---------   --------
       Net increase (decrease) in contract owners'
        equity from operations..........................     69,494     (15,110)     (647,465)      58,385    (132,273)    40,073
                                                          ---------   ---------   -----------   ----------   ---------   --------
Equity transactions:
  Contract purchase payments............................        385          70         2,804        1,954         400          0
  Transfers from fixed & other subaccounts..............     43,392     690,030       442,348    2,845,095      25,653    372,150
  Withdrawals, surrenders & contract charges (note 4)...     (1,217)          0      (140,694)      (1,233)    (15,894)         0
  Annuity & death benefit payments......................    (10,540)     (2,229)      (27,894)      (8,227)     (1,942)      (385)
  Transfers to fixed & other subaccounts................   (163,075)   (123,910)     (754,027)    (100,550)    (79,536)    (5,416)
                                                          ---------   ---------   -----------   ----------   ---------   --------
       Net equity transactions..........................   (131,055)    563,961      (477,463)   2,737,039     (71,319)   366,349
                                                          ---------   ---------   -----------   ----------   ---------   --------
          Net change in contract owners' equity.........    (61,561)    548,851    (1,124,928)   2,795,424    (203,592)   406,422
Contract owners' equity:
  Beginning of period...................................    548,851           0     2,795,424            0     406,422          0
                                                          ---------   ---------   -----------   ----------   ---------   --------
  End of period.........................................  $ 487,290   $ 548,851   $ 1,670,496   $2,795,424   $ 202,830   $406,422
                                                          =========   =========   ===========   ==========   =========   ========
Change in units:
  Beginning units.......................................     58,968           0       287,173            0      35,247          0
                                                          ---------   ---------   -----------   ----------   ---------   --------
  Units purchased.......................................      3,587      66,584        28,665      295,695       2,780     35,861
  Units redeemed........................................    (17,087)     (7,616)      (92,021)      (8,522)    (11,784)      (614)
                                                          ---------   ---------   -----------   ----------   ---------   --------
  Ending units..........................................     45,468      58,968       223,817      287,173      26,243     35,247
                                                          =========   =========   ===========   ==========   =========   ========

---------------

(a) Period from October 26, 2001 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                           MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                   ----------------------------------------------------------------------------------------------
                                       NEW DISCOVERY       INVESTORS GROWTH STOCK      MID CAP GROWTH           TOTAL RETURN
                                        SUBACCOUNT               SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                   ---------------------   ----------------------   --------------------   ----------------------
                                      2002      2001 (B)      2002      2001 (B)      2002      2001 (B)      2002       2001 (B)
                                   ----------   --------   ----------   ---------   ---------   --------   -----------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity........  $  (14,449)  $   (247)  $  (7,161)   $   (170)   $  (6,998)  $   (157)  $   (11,899)  $   (710)
  Reinvested capital gains.......           0          0           0           0            0          0        79,550          0
  Realized gain (loss)...........    (218,847)     1,230     (27,104)        104      (46,167)     1,049       (17,448)       (54)
  Unrealized gain (loss).........    (280,709)    10,744    (156,355)      2,443     (236,914)     5,419      (730,089)    10,347
                                   ----------   --------   ---------    --------    ---------   --------   -----------   --------
       Net increase (decrease) in
          contract owners' equity
          from operations........    (514,005)    11,727    (190,620)      2,377     (290,079)     6,311      (679,886)     9,583
                                   ----------   --------   ---------    --------    ---------   --------   -----------   --------
Equity transactions:
  Contract purchase payments.....     245,925     71,758     293,992      26,028      247,375     97,973     2,868,889    303,914
  Transfers from fixed & other
     subaccounts.................   2,121,949    297,874     712,495     171,417      774,456    141,794    18,375,535    504,798
  Withdrawals, surrenders &
     contract charges (note 4)...     (13,822)         0     (14,027)          0       (9,146)       (82)     (333,789)    (1,872)
  Annuity & death benefit
     payments....................      (9,100)      (131)     (4,897)         (1)      (4,714)      (144)     (312,583)    (1,620)
  Transfers to fixed & other
     subaccounts.................  (1,000,960)         0    (184,198)          0     (212,908)         0    (2,326,794)         0
                                   ----------   --------   ---------    --------    ---------   --------   -----------   --------
       Net equity transactions...   2,243,992    369,501     803,365     197,444      795,063    239,541    18,271,258    805,220
                                   ----------   --------   ---------    --------    ---------   --------   -----------   --------
          Net change in contract
            owners' equity.......     829,987    381,228     612,745     199,821      504,984    245,852    17,591,372    814,803
Contract owners' equity:
  Beginning of period............     381,228          0     199,821           0      245,852          0       814,803          0
                                   ----------   --------   ---------    --------    ---------   --------   -----------   --------
  End of period..................  $1,211,215   $381,228   $ 812,566    $199,821    $ 750,836   $245,852   $18,406,175   $814,803
                                   ==========   ========   =========    ========    =========   ========   ===========   ========
Change in units:
  Beginning units................      33,001          0      18,656           0       22,152          0        79,459          0
                                   ----------   --------   ---------    --------    ---------   --------   -----------   --------
  Units purchased................     238,940     33,012     107,640      18,656      121,043     22,172     2,059,180     79,801
  Units redeemed.................    (116,142)       (11)    (19,951)          0      (21,990)       (20)     (251,071)      (342)
                                   ----------   --------   ---------    --------    ---------   --------   -----------   --------
  Ending units...................     155,799     33,001     106,345      18,656      121,205     22,152     1,887,568     79,459
                                   ==========   ========   =========    ========    =========   ========   ===========   ========

---------------

(b) Period from November 1, 2001 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                                              PIMCO VARIABLE INSURANCE TRUST
                                FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB)      ---------------------------------------
                               -------------------------------------------------------       REAL          TOTAL         GLOBAL
                                    CORPORATE BOND                EQUITY INCOME             RETURN         RETURN         BOND
                                      SUBACCOUNT               SUBACCOUNT (NOTE 6)        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                               -------------------------    --------------------------    -----------    ----------    ----------
                                  2002         2001(C)         2002          2001(D)        2002(F)       2002(F)       2002(F)
                               -----------    ----------    -----------    -----------    -----------    ----------    ----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment activity....  $    81,295    $   72,221    $    52,289    $   (10,772)   $    63,780    $   40,151     $  1,721
  Reinvested capital gains...            0             0              0              0         19,780        81,313        2,357
  Realized gain (loss).......      (22,412)      (20,817)      (251,189)         2,059        (11,233)        6,203          517
  Unrealized gain (loss).....       63,714        30,553     (2,181,528)       362,989        169,311        52,246       25,817
                               -----------    ----------    -----------    -----------    -----------    ----------     --------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations.........      122,597        81,957     (2,380,428)       354,276        241,638       179,913       30,412
                               -----------    ----------    -----------    -----------    -----------    ----------     --------
Equity transactions:
  Contract purchase
     payments................       89,055       129,372        314,285         57,541        813,631       631,867       52,872
  Transfers from fixed &
     other subaccounts.......    1,227,033     2,089,223      1,616,013     12,434,548     11,948,796     7,817,689      589,424
  Withdrawals, surrenders &
     contract charges (note
     4)......................     (170,465)      (51,791)      (757,402)       (65,334)      (127,739)      (52,057)     (10,299)
  Annuity & death benefit
     payments................      (79,190)      (45,521)      (572,207)       (10,779)       (62,468)      (45,126)      (3,754)
  Transfers to fixed & other
     subaccounts.............   (1,137,160)     (776,562)    (1,564,359)        (7,862)    (1,448,136)     (641,258)     (53,943)
                               -----------    ----------    -----------    -----------    -----------    ----------     --------
       Net equity
          transactions.......      (70,727)    1,344,721       (963,670)    12,408,114     11,124,084     7,711,115      574,300
                               -----------    ----------    -----------    -----------    -----------    ----------     --------
          Net change in
            contract owners'
            equity...........       51,870     1,426,678     (3,344,098)    12,762,390     11,365,722     7,891,028      604,712
Contract owners' equity:
  Beginning of period........    2,678,386     1,251,708     12,762,390              0              0             0            0
                               -----------    ----------    -----------    -----------    -----------    ----------     --------
  End of period..............  $ 2,730,256    $2,678,386    $ 9,418,292    $12,762,390    $11,365,722    $7,891,028     $604,712
                               ===========    ==========    ===========    ===========    ===========    ==========     ========
Change in units:
  Beginning units............      240,329       117,515      1,152,249              0              0             0            0
                               -----------    ----------    -----------    -----------    -----------    ----------     --------
  Units purchased............      107,395       206,870        194,886      1,161,170      1,193,688       813,294       63,300
  Units redeemed.............     (113,325)      (84,056)      (268,502)        (8,921)      (127,753)      (56,083)      (6,700)
                               -----------    ----------    -----------    -----------    -----------    ----------     --------
  Ending units...............      234,399       240,329      1,078,633      1,152,249      1,065,935       757,211       56,600
                               ===========    ==========    ===========    ===========    ===========    ==========     ========

---------------

(c) Prior to December 14, 2001 the portfolio was known as the Strategic Income Subaccount.

(d) Period from December 14, 2001 date of commencement of operations.

(f)  Period from August 1, 2002 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2002

(1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Portfolios, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund Service CL2, Janus Aspen Series (Institutional and Service Series), Salomon Brothers Variable Series Fund, Inc., Strong Variable Annuity Funds, Inc., Van Kampen Universal Institutional Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., Prudential Series Fund, Inc., UBS Series Trust, PBHG Insurance Series Fund, Inc., J. P. Morgan Series Trust II, Alliance Variable Series Product Fund, Inc., MFS Variable Insurance Trust-Service Class, First American Insurance Portfolios, Inc. Class IB and PIMCO Variable Insurance Trust (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2002. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and the Dow Target Funds, in which the Account invests. For these services, ONI receives fees from the mutual funds.

   For certain products, ONLIC credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the years ended December 31, 2002 and 2001, ONLIC paid approximately $3.6 million and $1.9 million, respectively, under this feature.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefit.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period) as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.:
EQUITY SUBACCOUNT
2002
  Combination.....................       15,237    $ 111.365423   $  1,696,864      1.0%      -19.55%      0.36%
  Back Load.......................        6,091    $  62.274254   $    379,332      1.1%      -19.63%      0.35%
  Top I...........................       82,392    $  49.840260   $  4,106,433      1.1%      -19.63%      0.36%
  Top Tradition...................      847,700    $  42.890194   $ 36,358,007      1.1%      -19.63%      0.36%
  Top Plus........................      519,281    $  14.827204   $  7,699,481      0.9%      -19.47%      0.36%
  Investar Vision & Top
     Spectrum.....................      158,025    $   9.523728   $  1,504,993      1.4%      -19.86%      0.35%
  Top Explorer....................      454,784    $   9.775953   $  4,445,950      1.3%      -19.79%      0.36%
  Oncore & Firstar Oncore Flex....      550,182    $   7.171343   $  3,945,546      1.5%      -19.94%      0.36%
  Oncore & Firstar Oncore Value...    2,332,617    $   7.322063   $ 17,079,568      0.9%      -19.47%      0.37%
  Oncore & Firstar Oncore
     Premier......................    5,614,225    $   7.196170   $ 40,400,909      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Xtra....    5,186,993    $   7.196170   $ 37,326,486      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Lite....    1,598,962    $   7.196170   $ 11,506,404      1.4%      -19.86%      0.37%
                                    ------------                  ------------
                                     17,366,489                   $166,449,973
                                    ------------                  ------------
2001
  Combination.....................       17,324    $ 138.422362   $  2,398,046      1.0%       -9.34%      0.29%
  Back Load.......................        7,488    $  77.480966   $    580,167      1.1%       -9.43%      0.29%
  Top I...........................       92,024    $  62.010721   $  5,706,477      1.1%       -9.43%      0.29%
  Top Tradition...................      987,197    $  53.363524   $ 52,680,295      1.1%       -9.43%      0.29%
  Top Plus........................      605,052    $  18.411312   $ 11,139,794      0.9%       -9.25%      0.29%
  Investar Vision & Top
     Spectrum.....................      226,355    $  11.884581   $  2,690,139      1.4%       -9.70%      0.29%
  Top Explorer....................      542,718    $  12.187242   $  6,614,232      1.3%       -9.61%      0.29%
  Oncore & Firstar Oncore Flex....      578,730    $   8.957888   $  5,184,196      1.5%       -9.79%      0.29%
  Oncore & Firstar Oncore Value...    2,343,298    $   9.091985   $ 21,305,232      0.9%       -9.25%      0.29%
  Oncore & Firstar Oncore
     Premier......................    5,582,578    $   8.980038   $ 50,131,758      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Xtra....    4,944,037    $   8.980038   $ 44,397,644      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Lite....      993,611    $   8.980038   $  8,922,671      1.4%       -8.18%      0.29%      4/17/01
                                    ------------                  ------------
                                     16,920,412                   $211,750,651
                                    ------------                  ------------
2000
  Combination.....................       19,924    $ 152.689885   $  3,042,183      1.0%       -7.57%      0.29%
  Back Load.......................        7,817    $  85.552347   $    668,740      1.1%       -7.66%      0.28%
  Top I...........................      102,519    $  68.470540   $  7,019,557      1.1%       -7.66%      0.29%
  Top Tradition...................    1,047,847    $  58.922536   $ 61,741,809      1.1%       -7.66%      0.29%
  Top Plus........................      637,164    $  20.288788   $ 12,927,286      0.9%       -7.48%      0.30%
  Investar Vision & Top
     Spectrum.....................      233,589    $  13.161883   $  3,074,465      1.4%       -7.93%      0.30%
  Top Explorer....................      500,620    $  13.483653   $  6,750,183      1.3%       -7.84%      0.30%
  Oncore & Firstar Oncore Flex....      513,241    $   9.930499   $  5,096,737      1.5%       -8.02%      0.33%
  Oncore & Firstar Oncore Value...    1,874,476    $  10.019129   $ 18,780,618      0.9%       -7.48%      0.34%
  Oncore & Firstar Oncore
     Premier......................    4,198,600    $   9.945176   $ 41,755,823      1.4%       -7.93%      0.34%
  Oncore & Firstar Oncore Xtra....    2,676,002    $   9.945176   $ 26,613,310      1.4%       -7.93%      0.34%
                                    ------------                  ------------
                                     11,811,799                   $187,470,711
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
EQUITY SUBACCOUNT (CONTINUED)
1999
  Combination.....................       22,199    $ 165.193487   $  3,667,172      1.0%       18.68%      0.32%
  Back Load.......................       12,092    $  92.649498   $  1,120,296      1.1%       18.56%      0.33%
  Top I...........................      131,063    $  74.150642   $  9,718,403      1.1%       18.56%      0.33%
  Top Tradition...................    1,219,724    $  63.810576   $ 77,831,267      1.1%       18.56%      0.33%
  Top Plus........................      669,138    $  21.928573   $ 14,673,239      0.9%       18.80%      0.32%
  Investar Vision & Top
     Spectrum.....................      239,130    $  14.295961   $  3,418,594      1.4%       18.21%      0.32%
  Top Explorer....................      434,985    $  14.631033   $  6,364,285      1.3%       18.33%      0.32%
  Oncore & Firstar Oncore Flex....      225,183    $  10.796756   $  2,431,248      1.5%        7.97%      0.04%       7/1/99
  Oncore & Firstar Oncore Value...      746,946    $  10.828904   $  8,088,603      0.9%        8.29%      0.03%       7/1/99
  Oncore & Firstar Oncore
     Premier......................    1,856,276    $  10.802093   $ 20,051,682      1.4%        8.02%      0.03%       7/1/99
  Oncore Xtra.....................      103,023    $  10.802093   $  1,112,860      1.4%        7.96%      0.03%      11/1/99
                                    ------------                  ------------
                                      5,659,759                   $148,477,649
                                    ------------                  ------------
1998
  Combination.....................       26,151    $ 139.192132   $  3,640,007      1.0%        4.68%      1.24%
  Back Load.......................       18,686    $  78.143774   $  1,460,216      1.1%        4.57%      1.23%
  Top I...........................      150,434    $  62.541201   $  9,408,336      1.1%        4.57%      1.23%
  Top Tradition...................    1,469,467    $  53.820037   $ 79,086,765      1.1%        4.57%      1.24%
  Top Plus........................      755,665    $  18.458779   $ 13,948,656      0.9%        4.78%      1.26%
  Investar Vision & Top
     Spectrum.....................      277,925    $  12.093494   $  3,361,088      1.4%        4.26%      1.42%
  Top Explorer....................      417,378    $  12.364737   $  5,160,764      1.3%        4.37%      1.36%
                                    ------------                  ------------
                                      3,115,706                   $116,065,832
                                    ------------                  ------------
MONEY MARKET SUBACCOUNT
2002
  VIA.............................        5,024    $  31.645984   $    158,987      1.3%        0.09%      1.39%
  Top I...........................        9,936    $  23.978825   $    238,259      1.3%        0.09%      1.42%
  Top Tradition...................      244,915    $  21.493179   $  5,264,001      1.1%        0.28%      1.40%
  Top Plus........................      130,479    $  13.972279   $  1,823,094      0.9%        0.48%      1.41%
  Investar Vision & Top
     Spectrum.....................       49,201    $  12.003323   $    590,578      1.4%       -0.01%      1.41%
  Top Explorer....................      724,890    $  11.960997   $  8,670,409      1.3%        0.09%      1.41%
  Oncore & Firstar Oncore Flex....      737,004    $  11.351522   $  8,366,119      1.5%       -0.11%      1.35%
  Oncore & Firstar Oncore Value...      787,110    $  11.670305   $  9,185,812      0.9%        0.48%      1.41%
  Oncore & Firstar Oncore
     Premier......................    2,430,581    $  11.403858   $ 27,717,986      1.4%       -0.01%      1.41%
  Oncore & Firstar Oncore Xtra....    3,967,690    $  11.403858   $ 45,246,974      1.4%       -0.01%      1.41%
  Oncore & Firstar Oncore Lite....    1,232,114    $  11.403858   $ 14,050,853      1.4%       -0.01%      1.41%
                                    ------------                  ------------
                                     10,318,944                   $121,313,072
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MONEY MARKET SUBACCOUNT (CONTINUED)
2001
  VIA.............................        5,646    $  31.618739   $    178,519      1.3%        2.46%      3.90%
  Top I...........................       16,138    $  23.958179   $    386,630      1.3%        2.46%      3.66%
  Top Tradition...................      238,064    $  21.432248   $  5,102,243      1.1%        2.67%      3.55%
  Top Plus........................      135,493    $  13.905126   $  1,884,051      0.9%        2.87%      3.59%
  Investar Vision & Top
     Spectrum.....................       70,835    $  12.004844   $    850,366      1.4%        2.36%      3.64%
  Top Explorer....................      782,097    $  11.950712   $  9,346,618      1.3%        2.46%      3.34%
  Oncore & Firstar Oncore Flex....    2,979,971    $  11.363815   $ 33,863,838      1.5%        2.26%      3.23%
  Oncore & Firstar Oncore Value...      726,435    $  11.614214   $  8,436,973      0.9%        2.87%      3.61%
  Oncore & Firstar Oncore
     Premier......................    2,239,859    $  11.405310   $ 25,546,283      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Xtra....    2,560,944    $  11.405310   $ 29,208,362      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Lite....      212,331    $  11.405310   $  2,421,697      1.4%        1.20%      3.40%      4/17/01
                                    ------------                  ------------
                                      9,967,813                   $117,225,580
                                    ------------                  ------------
2000
  VIA.............................       13,178    $  30.858557   $    406,656      1.3%        4.98%      6.42%
  Top I...........................       15,579    $  23.382169   $    364,282      1.3%        4.98%      6.37%
  Top Tradition...................      144,673    $  20.875434   $  3,020,121      1.1%        5.19%      6.14%
  Top Plus........................       99,266    $  13.516943   $  1,341,772      0.9%        5.39%      6.19%
  Investar Vision & Top
     Spectrum.....................       44,225    $  11.727869   $    518,659      1.4%        4.88%      6.02%
  Top Explorer....................      344,659    $  11.663389   $  4,019,888      1.3%        4.98%      6.22%
  Oncore & Firstar Oncore Flex....    1,121,411    $  11.112957   $ 12,462,194      1.5%        4.77%      6.37%
  Oncore & Firstar Oncore Value...      515,726    $  11.289986   $  5,822,534      0.9%        5.39%      6.51%
  Oncore & Firstar Oncore
     Premier......................    1,208,483    $  11.142165   $ 13,465,117      1.4%        4.88%      6.61%
  Oncore & Firstar Oncore Xtra....      335,458    $  11.142165   $  3,737,731      1.4%        4.88%      6.61%
                                    ------------                  ------------
                                      3,842,658                   $ 45,158,954
                                    ------------                  ------------
1999
  VIA.............................       13,701    $  29.394756   $    402,726      1.3%        3.68%      4.71%
  Top I...........................       19,340    $  22.273016   $    430,765      1.3%        3.68%      4.71%
  Top Tradition...................      241,774    $  19.846031   $  4,798,261      1.1%        3.88%      4.89%
  Top Plus........................      203,404    $  12.825076   $  2,608,669      0.9%        4.09%      4.60%
  Investar Vision & Top
     Spectrum.....................      103,091    $  11.182556   $  1,152,826      1.4%        3.57%      4.75%
  Top Explorer....................      405,404    $  11.110127   $  4,504,089      1.3%        3.68%      4.70%
  Oncore & Firstar Oncore Flex....      580,948    $  10.606650   $  6,161,910      1.5%        3.47%      4.87%
  Oncore & Firstar Oncore Value...      487,881    $  10.712095   $  5,226,233      0.9%        4.09%      5.19%
  Oncore & Firstar Oncore
     Premier......................      760,936    $  10.624086   $  8,084,238      1.4%        3.57%      5.15%
  Oncore Xtra.....................       16,673    $  10.624086   $    177,137      1.4%        0.67%      5.15%      11/1/99
                                    ------------                  ------------
                                      2,833,152                   $ 33,546,854
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MONEY MARKET SUBACCOUNT (CONTINUED)
1998
  VIA.............................       15,961    $  28.352494   $    452,538      1.3%        4.03%      5.12%
  Top I...........................       24,712    $  21.483279   $    530,891      1.3%        4.03%      5.10%
  Top Tradition...................      133,824    $  19.104543   $  2,556,656      1.1%        4.24%      5.03%
  Top Plus........................      298,676    $  12.321496   $  3,680,136      0.9%        4.45%      5.10%
  Investar Vision & Top
     Spectrum.....................      122,681    $  10.796720   $  1,324,552      1.4%        3.93%      5.07%
  Top Explorer....................      458,755    $  10.716203   $  4,916,112      1.3%        4.03%      5.23%
  Oncore Flex.....................      354,726    $  10.250770   $  3,636,217      1.5%        2.51%      1.52%       5/1/98
  Oncore Value....................       49,676    $  10.291475   $    511,241      0.9%        2.91%      1.93%       5/1/98
  Oncore Premier..................      141,511    $  10.257518   $  1,451,548      1.4%        2.58%      1.97%       5/1/98
                                    ------------                  ------------
                                      1,600,522                   $ 19,059,891
                                    ------------                  ------------
BOND SUBACCOUNT
2002
  Top I...........................        7,642    $  37.498443   $    286,572      1.1%        7.47%      6.31%
  Top Tradition...................      134,726    $  33.914567   $  4,569,173      1.1%        7.47%      6.08%
  Top Plus........................      107,791    $  15.634301   $  1,685,240      0.9%        7.69%      5.94%
  Investar Vision & Top
     Spectrum.....................       81,359    $  13.284382   $  1,080,797      1.4%        7.16%      6.07%
  Top Explorer....................      188,034    $  13.407531   $  2,521,067      1.3%        7.26%      6.06%
  Oncore & Firstar Oncore Flex....      115,317    $  12.066589   $  1,391,487      1.5%        7.05%      5.95%
  Oncore & Firstar Oncore Value...      304,941    $  12.405457   $  3,782,932      0.9%        7.69%      6.36%
  Oncore & Firstar Oncore
     Premier......................    1,312,628    $  12.122261   $ 15,912,021      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Xtra....    1,798,295    $  12.122261   $ 21,799,403      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Lite....      260,014    $  12.122261   $  3,151,954      1.4%        7.16%      6.52%
                                    ------------                  ------------
                                      4,310,747                   $ 56,180,646
                                    ------------                  ------------
2001
  Top I...........................        8,407    $  34.890873   $    293,341      1.1%        7.23%      6.01%
  Top Tradition...................      118,879    $  31.556212   $  3,751,372      1.1%        7.23%      6.42%
  Top Plus........................      129,082    $  14.518370   $  1,874,054      0.9%        7.45%      6.52%
  Investar Vision & Top
     Spectrum.....................       69,466    $  12.397321   $    861,188      1.4%        6.92%      6.11%
  Top Explorer....................      163,050    $  12.499894   $  2,038,111      1.3%        7.02%      6.09%
  Oncore & Firstar Oncore Flex....      116,131    $  11.271953   $  1,309,027      1.5%        6.81%      6.24%
  Oncore & Firstar Oncore Value...      147,427    $  11.519987   $  1,698,353      0.9%        7.45%      6.70%
  Oncore & Firstar Oncore
     Premier......................      786,392    $  11.312805   $  8,896,299      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Xtra....      897,927    $  11.312805   $ 10,158,075      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Lite....       46,771    $  11.312805   $    529,115      1.4%        4.58%      6.97%      4/17/01
                                    ------------                  ------------
                                      2,483,532                   $ 31,408,935
                                    ------------                  ------------
2000
  Top I...........................        8,138    $  32.536855   $    264,771      1.1%        4.71%      6.04%
  Top Tradition...................       91,351    $  29.427188   $  2,688,202      1.1%        4.71%      6.57%
  Top Plus........................      107,769    $  13.511940   $  1,456,172      0.9%        4.92%      6.48%
  Investar Vision & Top
     Spectrum.....................       77,334    $  11.595417   $    896,720      1.4%        4.40%      6.63%
  Top Explorer....................      144,413    $  11.679740   $  1,686,702      1.3%        4.50%      6.60%
  Oncore & Firstar Oncore Flex....       26,511    $  10.553283   $    279,778      1.5%        4.30%      7.81%
  Oncore & Firstar Oncore Value...       62,018    $  10.721414   $    664,925      0.9%        4.92%      7.27%
  Oncore & Firstar Oncore
     Premier......................      386,304    $  10.581043   $  4,087,503      1.4%        4.40%      7.56%
  Oncore & Firstar Oncore Xtra....      115,487    $  10.581043   $  1,221,972      1.4%        4.40%      7.56%
                                    ------------                  ------------
                                      1,019,325                   $ 13,246,745
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BOND SUBACCOUNT (CONTINUED)
1999
  Top I...........................       18,331    $  31.073387   $    569,607      1.1%       -0.52%      6.57%
  Top Tradition...................      115,711    $  28.103600   $  3,251,913      1.1%       -0.52%      6.45%
  Top Plus........................      152,433    $  12.878760   $  1,963,149      0.9%       -0.32%      6.55%
  Investar Vision & Top
     Spectrum.....................       85,725    $  11.106666   $    952,117      1.4%       -0.81%      6.61%
  Top Explorer....................      171,923    $  11.176431   $  1,921,491      1.3%       -0.71%      6.56%
  Oncore & Firstar Oncore Flex....        3,335    $  10.118406   $     33,744      1.5%       -0.91%      6.31%
  Oncore & Firstar Oncore Value...       34,577    $  10.219005   $    353,340      0.9%       -0.32%      7.33%
  Oncore & Firstar Oncore
     Premier......................      176,269    $  10.135054   $  1,786,493      1.4%       -0.81%      7.88%
                                    ------------                  ------------
                                        758,304                   $ 10,831,854
                                    ------------                  ------------
1998
  Top I...........................       18,756    $  31.234606   $    585,837      1.1%        4.07%      6.20%
  Top Tradition...................      136,752    $  28.249407   $  3,863,169      1.1%        4.07%      6.27%
  Top Plus........................      163,496    $  12.919987   $  2,112,370      0.9%        4.28%      6.54%
  Investar Vision & Top
     Spectrum.....................      126,324    $  11.197447   $  1,414,501      1.4%        3.76%      7.32%
  Top Explorer....................      155,242    $  11.256655   $  1,747,501      1.3%        3.87%      7.14%
  Oncore Value....................        9,887    $  10.251716   $    101,363      0.9%        2.52%      5.08%       5/1/98
  Oncore Premier..................       31,345    $  10.217891   $    320,277      1.4%        2.18%      4.41%       5/1/98
                                    ------------                  ------------
                                        641,802                   $ 10,145,018
                                    ------------                  ------------
OMNI SUBACCOUNT
2002
  Top I...........................       44,935    $  24.739011   $  1,111,651      1.1%      -23.62%      1.88%
  Top Tradition...................      594,964    $  24.682445   $ 14,685,169      1.1%      -23.62%      1.87%
  Top Plus........................      270,802    $  10.378160   $  2,810,424      0.9%      -23.46%      1.83%
  Investar Vision & Top
     Spectrum.....................      121,552    $   7.205209   $    875,810      1.4%      -23.84%      1.81%
  Top Explorer....................      353,453    $   7.314604   $  2,585,367      1.3%      -23.77%      1.85%
  Oncore & Firstar Oncore Flex....        7,412    $   5.621597   $     41,666      1.5%      -23.92%      1.85%
  Oncore & Firstar Oncore Value...       74,721    $   5.779630   $    431,862      0.9%      -23.46%      1.87%
  Oncore & Firstar Oncore
     Premier......................      260,319    $   5.647558   $  1,470,161      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Xtra....      196,176    $   5.647558   $  1,107,916      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Lite....        4,063    $   5.647558   $     22,948      1.4%      -23.84%      1.94%
                                    ------------                  ------------
                                      1,928,397                   $ 25,142,974
                                    ------------                  ------------
2001
  Top I...........................       55,327    $  32.387407   $  1,791,903      1.1%      -14.02%      1.80%
  Top Tradition...................      716,682    $  32.313336   $ 23,158,398      1.1%      -14.02%      1.81%
  Top Plus........................      379,923    $  13.559807   $  5,151,686      0.9%      -13.84%      1.79%
  Investar Vision & Top
     Spectrum.....................      179,388    $   9.460866   $  1,697,165      1.4%      -14.27%      1.81%
  Top Explorer....................      476,238    $   9.595001   $  4,569,510      1.3%      -14.19%      1.83%
  Oncore & Firstar Oncore Flex....        8,533    $   7.388778   $     63,048      1.5%      -14.36%      2.17%
  Oncore & Firstar Oncore Value...       91,519    $   7.551492   $    691,101      0.9%      -13.84%      1.92%
  Oncore & Firstar Oncore
     Premier......................      253,526    $   7.415572   $  1,880,037      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Xtra....      202,433    $   7.415572   $  1,501,155      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Lite....        2,754    $   7.415572   $     20,422      1.4%       -3.69%      1.92%      4/17/01
                                    ------------                  ------------
                                      2,366,323                   $ 40,524,425
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
OMNI SUBACCOUNT (CONTINUED)
2000
  Top I...........................       76,394    $  37.666763   $  2,877,530      1.1%      -15.78%      1.14%
  Top Tradition...................      866,823    $  37.580616   $ 32,575,755      1.1%      -15.78%      1.16%
  Top Plus........................      492,010    $  15.738754   $  7,743,623      0.9%      -15.61%      1.15%
  Investar Vision & Top
     Spectrum.....................      218,168    $  11.035954   $  2,407,696      1.4%      -16.02%      1.17%
  Top Explorer....................      551,143    $  11.181291   $  6,162,492      1.3%      -15.94%      1.17%
  Oncore & Firstar Oncore Flex....        4,238    $   8.627458   $     36,563      1.5%      -16.11%      0.95%
  Oncore & Firstar Oncore Value...       99,309    $   8.764939   $    870,434      0.9%      -15.61%      1.28%
  Oncore & Firstar Oncore
     Premier......................      262,077    $   8.650154   $  2,267,007      1.4%      -16.02%      1.31%
  Oncore & Firstar Oncore Xtra....      138,561    $   8.650154   $  1,198,571      1.4%      -16.02%      1.31%
                                    ------------                  ------------
                                      2,708,723                   $ 56,139,671
                                    ------------                  ------------
1999
  Top I...........................      105,729    $  44.721902   $  4,728,388      1.1%       10.14%      2.15%
  Top Tradition...................    1,081,114    $  44.619627   $ 48,238,951      1.1%       10.14%      2.13%
  Top Plus........................      659,687    $  18.649833   $ 12,303,055      0.9%       10.36%      2.15%
  Investar Vision & Top
     Spectrum.....................      258,876    $  13.141868   $  3,402,119      1.4%        9.82%      2.15%
  Top Explorer....................      615,890    $  13.301816   $  8,192,450      1.3%        9.93%      2.17%
  Oncore Flex.....................          264    $  10.283878   $      2,713      1.5%        9.71%      1.32%
  Oncore & Firstar Oncore Value...       71,697    $  10.386121   $    744,652      0.9%       10.36%      2.38%
  Oncore & Firstar Oncore
     Premier......................      192,742    $  10.300804   $  1,985,401      1.4%        9.82%      2.59%
                                    ------------                  ------------
                                      2,985,999                   $ 79,597,729
                                    ------------                  ------------
1998
  Top I...........................      124,948    $  40.603031   $  5,073,250      1.1%        3.39%      2.67%
  Top Tradition...................    1,380,277    $  40.510184   $ 55,915,263      1.1%        3.39%      2.66%
  Top Plus........................      811,017    $  16.898733   $ 13,705,162      0.9%        3.60%      2.74%
  Investar Vision & Top
     Spectrum.....................      300,484    $  11.966933   $  3,595,870      1.4%        3.09%      3.04%
  Top Explorer....................      670,925    $  12.100620   $  8,118,612      1.3%        3.19%      3.02%
  Oncore Value....................       28,181    $   9.410936   $    265,211      0.9%       -5.89%      1.49%       5/1/98
  Oncore Premier..................       19,147    $   9.379873   $    179,598      1.4%       -6.20%      1.96%       5/1/98
                                    ------------                  ------------
                                      3,334,979                   $ 86,852,966
                                    ------------                  ------------
INTERNATIONAL SUBACCOUNT
2002
  Top I...........................       37,403    $  12.039008   $    450,297      1.1%      -21.51%      0.26%
  Top Tradition...................      933,614    $  12.039008   $ 11,239,782      1.1%      -21.51%      0.26%
  Top Plus........................      257,163    $  10.704470   $  2,752,790      0.9%      -21.36%      0.25%
  Investar Vision & Top
     Spectrum.....................       50,787    $   7.134928   $    362,364      1.4%      -21.75%      0.26%
  Top Explorer....................      201,956    $   6.995874   $  1,412,860      1.3%      -21.67%      0.26%
  Oncore & Firstar Oncore Flex....       14,067    $   6.409494   $     90,162      1.5%      -21.82%      0.03%
  Oncore & Firstar Oncore Value...       84,460    $   6.589677   $    556,566      0.9%      -21.36%      0.27%
  Oncore & Firstar Oncore
     Premier......................      178,571    $   6.439106   $  1,149,846      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Xtra....      153,208    $   6.439106   $    986,519      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Lite....       17,662    $   6.439106   $    113,724      1.4%      -21.75%      0.20%
                                    ------------                  ------------
                                      1,928,891                   $ 19,114,910
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SUBACCOUNT (CONTINUED)
2001
  Top I...........................       41,535    $  15.338791   $    637,098      1.1%      -30.33%      0.00%
  Top Tradition...................    1,077,389    $  15.338791   $ 16,525,840      1.1%      -30.33%      0.00%
  Top Plus........................      336,597    $  13.611451   $  4,581,579      0.9%      -30.19%      0.00%
  Investar Vision & Top
     Spectrum.....................       65,664    $   9.117591   $    598,699      1.4%      -30.54%      0.00%
  Top Explorer....................      246,419    $   8.931051   $  2,200,779      1.3%      -30.47%      0.00%
  Oncore & Firstar Oncore Flex....      423,863    $   8.198667   $  3,475,109      1.5%      -30.61%      0.00%
  Oncore & Firstar Oncore Value...       71,854    $   8.379223   $    602,082      0.9%      -30.19%      0.00%
  Oncore & Firstar Oncore
     Premier......................      140,861    $   8.228415   $  1,159,061      1.4%      -30.54%      0.00%
  Oncore & Firstar Oncore Xtra....      538,177    $   8.228415   $  4,428,347      1.4%      -30.54%      0.00%
  Oncore Lite.....................        5,154    $   8.228415   $     42,406      1.4%      -17.65%      0.00%      4/17/01
                                    ------------                  ------------
                                      2,947,513                   $ 34,251,000
                                    ------------                  ------------
2000
  Top I...........................       45,077    $  22.017499   $    992,485      1.1%      -23.04%      0.00%
  Top Tradition...................    1,190,355    $  22.017499   $ 26,208,645      1.1%      -23.04%      0.00%
  Top Plus........................      405,646    $  19.499102   $  7,909,732      0.9%      -22.89%      0.00%
  Investar Vision & Top
     Spectrum.....................       81,618    $  13.126716   $  1,071,372      1.4%      -23.27%      0.00%
  Top Explorer....................      272,567    $  12.845344   $  3,501,217      1.3%      -23.19%      0.00%
  Oncore & Firstar Oncore Flex....       11,974    $  11.815474   $    141,475      1.5%      -23.35%      0.00%
  Oncore & Firstar Oncore Value...       66,134    $  12.003669   $    793,853      0.9%      -22.89%      0.00%
  Oncore & Firstar Oncore
     Premier......................      119,097    $  11.846556   $  1,410,888      1.4%      -23.27%      0.00%
  Oncore & Firstar Oncore Xtra....       58,458    $  11.846556   $    692,531      1.4%      -23.27%      0.00%
                                    ------------                  ------------
                                      2,250,926                   $ 42,722,198
                                    ------------                  ------------
1999
  Top I...........................       63,487    $  28.609795   $  1,816,358      1.1%       65.58%      0.00%
  Top Tradition...................    1,299,712    $  28.609795   $ 37,184,529      1.1%       65.58%      0.00%
  Top Plus........................      457,106    $  25.287344   $ 11,558,985      0.9%       65.91%      0.00%
  Investar Vision & Top
     Spectrum.....................       90,063    $  17.107592   $  1,540,764      1.4%       65.09%      0.00%
  Top Explorer....................      255,315    $  16.724379   $  4,269,981      1.3%       65.25%      0.00%
  Oncore Flex.....................       62,643    $  15.413858   $    965,565      1.5%       64.93%      0.00%
  Oncore Value....................        5,655    $  15.566909   $     88,031      0.9%       65.91%      0.00%
  Oncore & Firstar Oncore
     Premier......................       35,756    $  15.439196   $    552,050      1.4%       65.09%      0.00%
  Oncore Xtra.....................        1,662    $  15.439196   $     25,659      1.4%       43.25%      0.00%      11/1/99
                                    ------------                  ------------
                                      2,271,399                   $ 58,001,922
                                    ------------                  ------------
1998
  Top I...........................       78,452    $  17.278635   $  1,355,549      1.1%        2.75%      3.88%
  Top Tradition...................    1,878,181    $  17.278635   $ 32,452,412      1.1%        2.75%      3.85%
  Top Plus........................      690,872    $  15.241954   $ 10,530,237      0.9%        2.96%      3.91%
  Investar Vision & Top
     Spectrum.....................      120,242    $  10.362585   $  1,246,021      1.4%        2.45%      3.94%
  Top Explorer....................      318,013    $  10.120487   $  3,218,451      1.3%        2.55%      3.83%
  Oncore Value....................        2,070    $   9.382965   $     19,420      0.9%       -6.17%      0.98%       5/1/98
  Oncore Premier..................        5,885    $   9.351988   $     55,039      1.4%       -6.48%      0.12%       5/1/98
                                    ------------                  ------------
                                      3,093,715                   $ 48,877,129
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
CAPITAL APPRECIATION SUBACCOUNT
2002
  Top I...........................       14,507    $  18.237893   $    264,570      1.1%      -21.02%      0.19%
  Top Tradition...................      468,721    $  18.237893   $  8,548,492      1.1%      -21.02%      0.21%
  Top Plus........................      231,188    $  20.535249   $  4,747,498      0.9%      -20.86%      0.21%
  Investar Vision & Top
     Spectrum.....................       92,584    $  13.769972   $  1,274,873      1.4%      -21.25%      0.21%
  Top Explorer....................      292,382    $  13.882772   $  4,059,076      1.3%      -21.18%      0.21%
  Oncore & Firstar Oncore Flex....      101,635    $  11.356986   $  1,154,270      1.5%      -21.33%      0.20%
  Oncore & Firstar Oncore Value...      287,639    $  11.676046   $  3,358,483      0.9%      -20.86%      0.21%
  Oncore & Firstar Oncore
     Premier......................      951,564    $  11.409383   $ 10,856,753      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Xtra....      853,498    $  11.409383   $  9,737,887      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Lite....      138,520    $  11.409383   $  1,580,431      1.4%      -21.25%      0.21%
                                    ------------                  ------------
                                      3,432,238                   $ 45,582,333
                                    ------------                  ------------
2001
  Top I...........................       15,753    $  23.091636   $    363,754      1.1%        8.50%      0.50%
  Top Tradition...................      506,990    $  23.091636   $ 11,707,217      1.1%        8.50%      0.50%
  Top Plus........................      269,879    $  25.948909   $  7,003,065      0.9%        8.72%      0.49%
  Investar Vision & Top
     Spectrum.....................      123,301    $  17.486540   $  2,156,108      1.4%        8.18%      0.49%
  Top Explorer....................      330,320    $  17.612333   $  5,817,699      1.3%        8.29%      0.49%
  Oncore & Firstar Oncore Flex....       85,646    $  14.436518   $  1,236,433      1.5%        8.07%      0.51%
  Oncore & Firstar Oncore Value...      247,596    $  14.754171   $  3,653,074      0.9%        8.72%      0.50%
  Oncore & Firstar Oncore
     Premier......................      734,536    $  14.488811   $ 10,642,579      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Xtra....      572,224    $  14.488811   $  8,290,839      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Lite....       35,450    $  14.488811   $    513,622      1.4%        6.43%      0.51%      4/17/01
                                    ------------                  ------------
                                      2,921,695                   $ 51,384,390
                                    ------------                  ------------
2000
  Top I...........................       13,446    $  21.281994   $    286,149      1.1%       30.07%      0.56%
  Top Tradition...................      438,550    $  21.281994   $  9,333,219      1.1%       30.07%      0.64%
  Top Plus........................      281,873    $  23.867775   $  6,727,677      0.9%       30.33%      0.63%
  Investar Vision & Top
     Spectrum.....................      135,916    $  16.164315   $  2,196,987      1.4%       29.69%      0.64%
  Top Explorer....................      267,385    $  16.264423   $  4,348,864      1.3%       29.81%      0.63%
  Oncore & Firstar Oncore Flex....       18,770    $  13.358145   $    250,732      1.5%       29.56%      0.65%
  Oncore & Firstar Oncore Value...      115,152    $  13.570873   $  1,562,707      0.9%       30.33%      0.66%
  Oncore & Firstar Oncore
     Premier......................      403,515    $  13.393261   $  5,404,397      1.4%       29.69%      0.66%
  Oncore & Firstar Oncore Xtra....       54,030    $  13.393261   $    723,643      1.4%       29.69%      0.66%
                                    ------------                  ------------
                                      1,728,637                   $ 30,834,375
                                    ------------                  ------------
1999
  Top I...........................       28,664    $  16.361968   $    469,005      1.1%        5.30%      3.13%
  Top Tradition...................      536,419    $  16.361968   $  8,776,866      1.1%        5.30%      2.96%
  Top Plus........................      386,713    $  18.313827   $  7,082,203      0.9%        5.51%      2.94%
  Investar Vision & Top
     Spectrum.....................      168,262    $  12.464184   $  2,097,255      1.4%        4.99%      2.96%
  Top Explorer....................      318,047    $  12.529034   $  3,984,816      1.3%        5.09%      2.97%
  Oncore & Firstar Oncore Flex....       18,630    $  10.310477   $    192,079      1.5%        4.88%      3.18%
  Oncore & Firstar Oncore Value...       88,690    $  10.412976   $    923,529      0.9%        5.51%      3.51%
  Oncore & Firstar Oncore
     Premier......................      266,636    $  10.327441   $  2,753,666      1.4%        4.99%      3.40%
  Oncore Xtra.....................        3,443    $  10.327441   $     35,559      1.4%       -0.63%      3.40%      11/1/99
                                    ------------                  ------------
                                      1,815,504                   $ 26,314,978
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
CAPITAL APPRECIATION SUBACCOUNT (CONTINUED)
1998
  Top I...........................       23,962    $  15.538473   $    372,334      1.1%        4.76%      1.25%
  Top Tradition...................      606,078    $  15.538473   $  9,417,522      1.1%        4.76%      2.46%
  Top Plus........................      464,528    $  17.357724   $  8,063,145      0.9%        4.97%      2.47%
  Investar Vision & Top
     Spectrum.....................      210,773    $  11.872017   $  2,502,301      1.4%        4.45%      2.67%
  Top Explorer....................      392,537    $  11.921997   $  4,679,823      1.3%        4.55%      2.77%
  Oncore Flex.....................        6,258    $   9.830302   $     61,514      1.5%       -1.70%      1.37%       5/1/98
  Oncore Value....................       12,436    $   9.869354   $    122,739      0.9%       -1.31%      1.47%       5/1/98
  Oncore Premier..................       56,849    $   9.836784   $    559,215      1.4%       -1.63%      2.26%       5/1/98
                                    ------------                  ------------
                                      1,773,421                   $ 25,778,593
                                    ------------                  ------------
DISCOVERY SUBACCOUNT
2002
  Top I...........................       27,567    $  16.058949   $    442,690      1.1%      -33.47%      0.00%
  Top Tradition...................      605,966    $  16.058949   $  9,731,180      1.1%      -33.47%      0.00%
  Top Plus........................      229,639    $  21.205098   $  4,869,517      0.9%      -33.34%      0.00%
  Investar Vision & Top
     Spectrum.....................       94,937    $  11.269135   $  1,069,853      1.4%      -33.67%      0.00%
  Top Explorer....................      367,097    $  13.274634   $  4,873,082      1.3%      -33.60%      0.00%
  Oncore & Firstar Oncore Flex....       48,398    $   4.960280   $    240,066      1.5%      -33.73%      0.00%
  Oncore & Firstar Oncore Value...      274,120    $   5.049289   $  1,384,110      0.9%      -33.34%      0.00%
  Oncore & Firstar Oncore
     Premier......................      793,400    $   4.974966   $  3,947,141      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Xtra....      753,989    $   4.974966   $  3,751,071      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Lite....       61,177    $   4.974966   $    304,354      1.4%      -33.67%      0.00%
                                    ------------                  ------------
                                      3,256,290                   $ 30,613,064
                                    ------------                  ------------
2001
  Top I...........................       29,355    $  24.137799   $    708,571      1.1%      -19.25%      0.00%
  Top Tradition...................      679,746    $  24.137799   $ 16,407,580      1.1%      -19.25%      0.00%
  Top Plus........................      271,408    $  31.809662   $  8,633,382      0.9%      -19.09%      0.00%
  Investar Vision & Top
     Spectrum.....................      129,693    $  16.988803   $  2,203,331      1.4%      -19.49%      0.00%
  Top Explorer....................      418,403    $  19.992369   $  8,364,870      1.3%      -19.41%      0.00%
  Oncore & Firstar Oncore Flex....       47,002    $   7.485265   $    351,822      1.5%      -19.57%      0.00%
  Oncore & Firstar Oncore Value...      212,203    $   7.574405   $  1,607,310      0.9%      -19.09%      0.00%
  Oncore & Firstar Oncore
     Premier......................      768,394    $   7.500015   $  5,762,966      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Xtra....      733,425    $   7.500015   $  5,500,695      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Lite....       24,306    $   7.500015   $    182,298      1.4%        1.79%      0.00%      4/17/01
                                    ------------                  ------------
                                      3,313,935                   $ 49,722,825
                                    ------------                  ------------
2000
  Top I...........................       33,202    $  29.893355   $    992,528      1.1%      -12.18%      0.00%
  Top Tradition...................      755,719    $  29.893355   $ 22,590,988      1.1%      -12.18%      0.00%
  Top Plus........................      312,326    $  39.316003   $ 12,279,391      0.9%      -12.01%      0.00%
  Investar Vision & Top
     Spectrum.....................      143,410    $  21.102720   $  3,026,334      1.4%      -12.44%      0.00%
  Top Explorer....................      459,912    $  24.808899   $ 11,409,912      1.3%      -12.36%      0.00%
  Oncore & Firstar Oncore Flex....       55,063    $   9.307111   $    512,480      1.5%       -6.93%      0.00%       1/4/00
  Oncore & Firstar Oncore Value...      150,841    $   9.361794   $  1,412,140      0.9%       -6.38%      0.00%       1/4/00
  Oncore & Firstar Oncore
     Premier......................      469,201    $   9.316177   $  4,371,160      1.4%       -6.84%      0.00%       1/4/00
  Oncore & Firstar Oncore Xtra....      407,438    $   9.316177   $  3,795,764      1.4%       -6.84%      0.00%       1/4/00
                                    ------------                  ------------
                                      2,787,112                   $ 60,390,697
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
DISCOVERY SUBACCOUNT (CONTINUED)
1999
  Top I...........................       47,967    $  34.040041   $  1,632,802      1.1%      104.21%      0.00%
  Top Tradition...................      776,054    $  34.040041   $ 26,416,934      1.1%      104.21%      0.00%
  Top Plus........................      343,325    $  44.681338   $ 15,340,212      0.9%      104.62%      0.00%
  Investar Vision & Top
     Spectrum.....................      148,302    $  24.101318   $  3,574,276      1.4%      103.61%      0.00%
  Top Explorer....................      404,961    $  28.306164   $ 11,462,892      1.3%      103.81%      0.00%
                                    ------------                  ------------
                                      1,720,609                   $ 58,427,116
                                    ------------                  ------------
1998
  Top I...........................       27,574    $  16.668731   $    459,625      1.1%        9.37%      0.00%
  Top Tradition...................      665,332    $  16.668731   $ 11,090,241      1.1%        9.37%      0.00%
  Top Plus........................      369,788    $  21.836411   $  8,074,849      0.9%        9.59%      0.00%
  Investar Vision & Top
     Spectrum.....................      146,789    $  11.836906   $  1,737,533      1.4%        9.05%      0.00%
  Top Explorer....................      322,152    $  13.888339   $  4,474,156      1.3%        9.15%      0.00%
                                    ------------                  ------------
                                      1,531,635                   $ 25,836,404
                                    ------------                  ------------
INTERNATIONAL SMALL CO. SUBACCOUNT
2002
  Top I...........................        2,198    $  10.621378   $     23,343      1.1%      -15.93%      0.00%
  Top Tradition...................      134,150    $  10.621378   $  1,424,853      1.1%      -15.93%      0.00%
  Top Plus........................       74,427    $  11.504273   $    856,230      0.9%      -15.77%      0.00%
  Investar Vision & Top
     Spectrum.....................       24,648    $   9.314799   $    229,595      1.4%      -16.18%      0.00%
  Top Explorer....................       97,436    $   9.121594   $    888,775      1.3%      -16.10%      0.00%
  Oncore Flex.....................       12,122    $   6.047041   $     73,303      1.5%      -16.27%      0.00%
  Oncore & Firstar Oncore Value...       52,385    $   6.167936   $    323,105      0.9%      -15.77%      0.00%
  Oncore & Firstar Oncore
     Premier......................      198,627    $   6.066974   $  1,205,063      1.4%      -16.18%      0.00%
  Oncore & Firstar Oncore Xtra....      135,773    $   6.066974   $    823,732      1.4%      -16.18%      0.00%
  Oncore Lite.....................        5,370    $   6.066974   $     32,582      1.4%      -16.18%      0.00%
                                    ------------                  ------------
                                        737,136                   $  5,880,581
                                    ------------                  ------------
2001
  Top I...........................        1,074    $  12.634695   $     13,575      1.1%      -30.05%      0.00%
  Top Tradition...................      148,637    $  12.634695   $  1,877,988      1.1%      -30.05%      0.00%
  Top Plus........................       95,273    $  13.657853   $  1,301,228      0.9%      -29.91%      0.00%
  Investar Vision & Top
     Spectrum.....................       28,137    $  11.113392   $    312,702      1.4%      -30.26%      0.00%
  Top Explorer....................      110,579    $  10.872126   $  1,202,225      1.3%      -30.19%      0.00%
  Oncore & Firstar Oncore Flex....       24,799    $   7.221789   $    179,092      1.5%      -30.33%      0.00%
  Oncore & Firstar Oncore Value...       55,262    $   7.322572   $    404,657      0.9%      -29.91%      0.00%
  Oncore & Firstar Oncore
     Premier......................      218,498    $   7.238439   $  1,581,584      1.4%      -30.26%      0.00%
  Oncore & Firstar Oncore Xtra....       96,639    $   7.238439   $    699,512      1.4%      -30.26%      0.00%
  Oncore Lite.....................          462    $   7.238439   $      3,344      1.4%      -16.18%      0.00%      4/17/01
                                    ------------                  ------------
                                        779,360                   $  7,575,907
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SMALL CO. SUBACCOUNT
  (CONTINUED)
2000
  Top I...........................        3,990    $  18.062290   $     72,073      1.1%      -31.03%      0.00%
  Top Tradition...................      174,381    $  18.062290   $  3,149,720      1.1%      -31.03%      0.00%
  Top Plus........................      108,743    $  19.486046   $  2,118,963      0.9%      -30.89%      0.00%
  Investar Vision & Top
     Spectrum.....................       29,995    $  15.935073   $    477,965      1.4%      -31.23%      0.00%
  Top Explorer....................      116,395    $  15.573608   $  1,812,693      1.3%      -31.16%      0.00%
  Oncore Flex.....................       26,179    $  10.365343   $    271,349      1.5%      -31.30%      0.00%
  Oncore Value....................       48,950    $  10.447321   $    511,394      0.9%      -30.89%      0.00%
  Oncore & Firstar Oncore
     Premier......................      197,934    $  10.378919   $  2,054,350      1.4%      -31.23%      0.00%
  Oncore & Firstar Oncore Xtra....       76,331    $  10.378919   $    792,233      1.4%      -31.23%      0.00%
                                    ------------                  ------------
                                        782,898                   $ 11,260,740
                                    ------------                  ------------
1999
  Top I...........................          231    $  26.188124   $      6,049      1.1%      106.25%      0.00%
  Top Tradition...................      157,347    $  26.188124   $  4,120,621      1.1%      106.25%      0.00%
  Top Plus........................      120,355    $  28.196610   $  3,393,612      0.9%      106.65%      0.00%
  Investar Vision & Top
     Spectrum.....................       29,582    $  23.172470   $    685,488      1.4%      105.64%      0.00%
  Top Explorer....................      164,036    $  22.624490   $  3,711,241      1.3%      105.84%      0.00%
  Oncore Flex.....................          108    $  15.087923   $      1,622      1.5%       50.88%      0.00%       9/1/99
  Oncore Value....................        5,267    $  15.117443   $     79,623      0.9%       51.17%      0.00%       9/1/99
  Oncore Premier..................        1,315    $  15.092821   $     19,848      1.4%       50.93%      0.00%       9/1/99
                                    ------------                  ------------
                                        478,241                   $ 12,018,104
                                    ------------                  ------------
1998
  Top Tradition...................      113,662    $  12.697451   $  1,443,215      1.1%        2.40%      2.85%
  Top Plus........................      144,093    $  13.644341   $  1,966,061      0.9%        2.60%      2.78%
  Investar Vision & Top
     Spectrum.....................       27,971    $  11.268548   $    315,191      1.4%        2.10%      3.08%
  Top Explorer....................      150,832    $  10.991242   $  1,657,828      1.3%        2.20%      2.96%
                                    ------------                  ------------
                                        436,558                   $  5,382,295
                                    ------------                  ------------
AGGRESSIVE GROWTH SUBACCOUNT
2002
  Top I...........................          422    $   4.490665   $      1,897      1.1%      -28.70%      0.00%
  Top Tradition...................      214,617    $   4.490665   $    963,775      1.1%      -28.70%      0.00%
  Top Plus........................       69,054    $   5.468849   $    377,648      0.9%      -28.56%      0.00%
  Investar Vision & Top
     Spectrum.....................       45,864    $   4.236001   $    194,281      1.4%      -28.91%      0.00%
  Top Explorer....................       96,543    $   4.731338   $    456,778      1.3%      -28.84%      0.00%
  Oncore Flex.....................       32,552    $   3.610684   $    117,536      1.5%      -28.98%      0.00%
  Oncore & Firstar Oncore Value...       76,997    $   3.675501   $    283,001      0.9%      -28.56%      0.00%
  Oncore & Firstar Oncore
     Premier......................      210,910    $   3.621377   $    763,783      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Xtra....      279,017    $   3.621377   $  1,010,424      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Lite....        3,972    $   3.621377   $     14,383      1.4%      -28.91%      0.00%
                                    ------------                  ------------
                                      1,029,948                   $  4,183,506
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
AGGRESSIVE GROWTH SUBACCOUNT (CONTINUED)
2001
  Top I...........................          423    $   6.298389   $      2,662      1.1%      -32.56%      1.00%
  Top Tradition...................      220,085    $   6.298389   $  1,386,181      1.1%      -32.56%      1.02%
  Top Plus........................       80,930    $   7.655137   $    619,527      0.9%      -32.43%      1.00%
  Investar Vision & Top
     Spectrum.....................       67,253    $   5.958895   $    400,752      1.4%      -32.76%      0.99%
  Top Explorer....................      100,958    $   6.649110   $    671,282      1.3%      -32.69%      1.00%
  Oncore Flex.....................       57,060    $   5.084258   $    290,109      1.5%      -32.83%      0.77%
  Oncore & Firstar Oncore Value...      140,922    $   5.144865   $    725,023      0.9%      -32.43%      1.14%
  Oncore & Firstar Oncore
     Premier......................      272,824    $   5.094282   $  1,389,843      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Xtra....      257,022    $   5.094282   $  1,309,344      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Lite....        4,818    $   5.094282   $     24,546      1.4%      -11.64%      1.13%      4/17/01
                                    ------------                  ------------
                                      1,202,295                   $  6,819,269
                                    ------------                  ------------
2000
  Top I...........................          628    $   9.339276   $      5,869      1.1%      -28.13%      0.00%
  Top Tradition...................      241,489    $   9.339276   $  2,255,337      1.1%      -28.13%      0.00%
  Top Plus........................       90,624    $  11.328412   $  1,026,621      0.9%      -27.99%      0.00%
  Investar Vision & Top
     Spectrum.....................       84,382    $   8.862361   $    747,822      1.4%      -28.35%      0.00%
  Top Explorer....................      115,261    $   9.879018   $  1,138,669      1.3%      -28.28%      0.00%
  Oncore Flex.....................      112,492    $   7.569085   $    851,462      1.5%      -24.31%      0.00%       1/4/00
  Oncore & Firstar Oncore Value...      112,907    $   7.613596   $    859,628      0.9%      -23.86%      0.00%       1/4/00
  Oncore & Firstar Oncore
     Premier......................      216,393    $   7.576461   $  1,639,490      1.4%      -24.24%      0.00%       1/4/00
  Oncore & Firstar Oncore Xtra....      213,185    $   7.576461   $  1,615,186      1.4%      -24.24%      0.00%       1/4/00
                                    ------------                  ------------
                                      1,187,361                   $ 10,140,084
                                    ------------                  ------------
1999
  Top Tradition...................      191,692    $  12.995269   $  2,491,084      1.1%        4.61%      0.00%
  Top Plus........................       98,740    $  15.731920   $  1,553,372      0.9%        4.81%      0.00%
  Investar Vision & Top
     Spectrum.....................       91,755    $  12.368283   $  1,134,836      1.4%        4.30%      0.00%
  Top Explorer....................       85,202    $  13.773504   $  1,173,532      1.3%        4.40%      0.00%
                                    ------------                  ------------
                                        467,389                   $  6,352,824
                                    ------------                  ------------
1998
  Top Tradition...................      200,721    $  12.422862   $  2,493,524      1.1%        6.67%      0.00%
  Top Plus........................      138,327    $  15.009251   $  2,076,181      0.9%        6.88%      0.00%
  Investar Vision & Top
     Spectrum.....................       92,803    $  11.858619   $  1,100,513      1.4%        6.35%      0.00%
  Top Explorer....................       84,441    $  13.192890   $  1,114,025      1.3%        6.46%      0.00%
                                    ------------                  ------------
                                        516,292                   $  6,784,243
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
SMALL CAP GROWTH SUBACCOUNT
2002
  Top I...........................        3,365    $   4.871298   $     16,390      1.1%      -29.90%      0.00%
  Top Tradition...................      174,699    $   7.214868   $  1,260,430      1.1%      -29.90%      0.00%
  Top Plus........................       84,761    $   7.301096   $    618,849      0.9%      -29.76%      0.00%
  Top Spectrum....................        2,950    $   4.825638   $     14,236      1.4%      -30.10%      0.00%
  Top Explorer....................      105,060    $   8.460821   $    888,896      1.3%      -30.03%      0.00%
  Oncore Flex.....................        5,620    $   3.211139   $     18,047      1.5%      -30.17%      0.00%
  Oncore & Firstar Oncore Value...       67,854    $   3.262529   $    221,375      0.9%      -29.76%      0.00%
  Oncore & Firstar Oncore
     Premier......................      141,646    $   3.219625   $    456,048      1.4%      -30.10%      0.00%
  Oncore & Firstar Oncore Xtra....      124,440    $   3.219625   $    400,650      1.4%      -30.10%      0.00%
  Oncore Lite.....................        4,883    $   3.219625   $     15,720      1.4%      -30.10%      0.00%
                                    ------------                  ------------
                                        715,278                   $  3,910,641
                                    ------------                  ------------
2001
  Top I...........................        5,020    $   6.948667   $     34,881      1.1%      -40.16%      0.00%
  Top Tradition...................      201,045    $  10.291639   $  2,069,080      1.1%      -40.16%      0.00%
  Top Plus........................       91,360    $  10.393992   $    949,598      0.9%      -40.04%      0.00%
  Top Spectrum....................        3,437    $   6.904016   $     23,729      1.4%      -40.34%      0.00%
  Top Explorer....................      128,754    $  12.092892   $  1,557,011      1.3%      -40.28%      0.00%
  Oncore Flex.....................       12,441    $   4.598712   $     57,214      1.5%      -40.40%      0.00%
  Oncore & Firstar Oncore Value...       63,172    $   4.644610   $    293,411      0.9%      -40.04%      0.00%
  Oncore & Firstar Oncore
     Premier......................      208,184    $   4.606304   $    958,963      1.4%      -40.34%      0.00%
  Oncore & Firstar Oncore Xtra....      108,841    $   4.606304   $    501,356      1.4%      -40.34%      0.00%
  Oncore Lite.....................        4,469    $   4.606304   $     20,577      1.4%      -10.08%      0.00%      4/17/01
                                    ------------                  ------------
                                        826,723                   $  6,465,820
                                    ------------                  ------------
2000
  Top I...........................       11,912    $  11.612578   $    138,335      1.1%      -17.77%      0.00%
  Top Tradition...................      251,363    $  17.199343   $  4,323,280      1.1%      -17.77%      0.00%
  Top Plus........................      119,766    $  17.335694   $  2,076,222      0.9%      -17.61%      0.00%
  Investar Vision & Top
     Spectrum.....................        4,530    $  11.572586   $     52,419      1.4%      -18.02%      0.00%
  Top Explorer....................      147,773    $  20.250022   $  2,992,413      1.3%      -17.94%      0.00%
  Oncore Flex.....................       17,124    $   7.716092   $    132,132      1.5%      -22.84%      0.00%       5/1/00
  Oncore Value....................       54,345    $   7.746548   $    420,986      0.9%      -22.53%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier......................      138,627    $   7.721140   $  1,070,358      1.4%      -22.79%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra....       34,647    $   7.721140   $    267,514      1.4%      -22.79%      0.00%       5/1/00
                                    ------------                  ------------
                                        780,087                   $ 11,473,659
                                    ------------                  ------------
1999
  Top I...........................          784    $  14.122842   $     11,057      1.1%       41.23%      0.00%      11/1/99
  Top Tradition...................      202,849    $  20.917283   $  4,243,056      1.1%      102.72%      0.00%
  Top Plus........................      110,748    $  21.041443   $  2,330,303      0.9%      103.12%      0.00%
  Top Spectrum....................        1,003    $  14.116011   $     14,161      1.4%       41.16%      0.00%      11/1/99
  Top Explorer....................      122,649    $  24.676170   $  3,026,504      1.3%      102.32%      0.00%
                                    ------------                  ------------
                                        438,033                   $  9,625,081
                                    ------------                  ------------
1998
  Top Tradition...................      138,652    $  10.318290   $  1,430,654      1.1%        7.63%      0.00%
  Top Plus........................       98,154    $  10.359066   $  1,016,785      0.9%        7.85%      0.00%
  Top Explorer....................       79,478    $  12.196537   $    969,351      1.3%        7.42%      0.00%
                                    ------------                  ------------
                                        316,284                   $  3,416,790
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
GROWTH & INCOME SUBACCOUNT
2002
  Top I...........................       18,199    $   7.576987   $    137,895      1.1%      -26.44%      0.00%
  Top Tradition...................      616,115    $  13.190461   $  8,126,842      1.1%      -26.44%      0.00%
  Top Plus........................      300,119    $  13.347926   $  4,005,969      0.9%      -26.29%      0.00%
  Investar Vision & Top
     Spectrum.....................        3,301    $   8.465667   $     27,947      1.4%      -26.66%      0.00%
  Top Explorer....................      522,652    $  13.229122   $  6,914,227      1.3%      -26.58%      0.00%
  Oncore & Firstar Oncore Flex....       21,042    $   8.426738   $    177,314      1.5%      -26.73%      0.00%
  Oncore & Firstar Oncore Value...      294,737    $   8.663624   $  2,553,489      0.9%      -26.29%      0.00%
  Oncore & Firstar Oncore
     Premier......................      794,097    $   8.465667   $  6,722,556      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Xtra....      376,288    $   8.465667   $  3,185,525      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Lite....       29,735    $   8.465667   $    251,730      1.4%      -26.66%      0.00%
                                    ------------                  ------------
                                      2,976,285                   $ 32,103,494
                                    ------------                  ------------
2001
  Top I...........................       16,457    $  10.300307   $    169,511      1.1%      -13.79%      1.27%
  Top Tradition...................      694,773    $  17.931371   $ 12,458,235      1.1%      -13.79%      1.26%
  Top Plus........................      363,743    $  18.109480   $  6,587,204      0.9%      -13.61%      1.26%
  Investar Vision & Top
     Spectrum.....................        5,613    $  11.542658   $     64,788      1.4%      -14.04%      1.30%
  Top Explorer....................      603,213    $  18.019610   $ 10,869,659      1.3%      -13.96%      1.26%
  Oncore & Firstar Oncore Flex....       27,193    $  11.500928   $    312,744      1.5%      -14.13%      1.29%
  Oncore & Firstar Oncore Value...      304,951    $  11.754163   $  3,584,444      0.9%      -13.61%      1.28%
  Oncore & Firstar Oncore
     Premier......................      944,476    $  11.542658   $ 10,901,770      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Xtra....      461,170    $  11.542658   $  5,323,123      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Lite....       15,551    $  11.542658   $    179,500      1.4%       -7.94%      1.30%      4/17/01
                                    ------------                  ------------
                                      3,437,140                   $ 50,450,978
                                    ------------                  ------------
2000
  Top I...........................       16,864    $  11.965743   $    201,784      1.1%       -9.43%      0.00%
  Top Tradition...................      737,706    $  20.830667   $ 15,366,908      1.1%       -9.43%      0.00%
  Top Plus........................      392,942    $  20.995669   $  8,250,089      0.9%       -9.25%      0.00%
  Investar Vision & Top
     Spectrum.....................        6,600    $  13.449095   $     88,763      1.4%       -9.70%      0.00%
  Top Explorer....................      645,124    $  20.974918   $ 13,531,428      1.3%       -9.61%      0.00%
  Oncore & Firstar Oncore Flex....       24,474    $  13.413788   $    328,288      1.5%       -9.79%      0.00%
  Oncore & Firstar Oncore Value...      285,102    $  13.627481   $  3,885,229      0.9%       -9.25%      0.00%
  Oncore & Firstar Oncore
     Premier......................      810,776    $  13.449095   $ 10,904,207      1.4%       -9.70%      0.00%
  Oncore & Firstar Oncore Xtra....      330,940    $  13.449095   $  4,450,838      1.4%       -9.70%      0.00%
                                    ------------                  ------------
                                      3,250,528                   $ 57,007,534
                                    ------------                  ------------
1999
  Top I...........................        1,630    $  13.191296   $     21,497      1.1%       31.91%      0.00%      11/1/99
  Top Tradition...................      756,196    $  22.964177   $ 17,365,444      1.1%       60.48%      0.21%
  Top Plus........................      408,286    $  23.100411   $  9,431,576      0.9%       60.80%      0.22%
  Investar Vision.................          240    $  14.870514   $      3,573      1.4%       31.85%      0.17%      11/1/99
  Top Explorer....................      617,635    $  23.168879   $ 14,309,911      1.3%       60.17%      0.23%
  Oncore & Firstar Oncore Flex....        8,452    $  14.846078   $    125,480      1.5%       59.85%      0.20%
  Oncore & Firstar Oncore Value...      129,893    $  14.993591   $  1,947,557      0.9%       60.80%      0.15%
  Oncore & Firstar Oncore
     Premier......................      394,940    $  14.870514   $  5,872,954      1.4%       60.01%      0.17%
  Oncore Xtra.....................        2,199    $  14.870514   $     32,702      1.4%       31.85%      0.17%      11/1/99
                                    ------------                  ------------
                                      2,319,471                   $ 49,110,694
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
GROWTH & INCOME SUBACCOUNT (CONTINUED)
1998
  Top Tradition...................      467,063    $  14.309421   $  6,683,397      1.1%        5.92%      1.11%
  Top Plus........................      314,342    $  14.365899   $  4,515,800      0.9%        6.13%      1.07%
  Top Explorer....................      520,160    $  14.465502   $  7,524,382      1.3%        5.71%      1.11%
  Oncore Flex.....................        3,517    $   9.287441   $     32,662      1.5%       -7.13%      0.60%       5/1/98
  Oncore Value....................        7,214    $   9.324354   $     67,265      0.9%       -6.76%      0.83%       5/1/98
  Oncore Premier..................       57,455    $   9.293575   $    533,960      1.4%       -7.06%      1.02%       5/1/98
                                    ------------                  ------------
                                      1,369,751                   $ 19,357,466
                                    ------------                  ------------
S&P 500 INDEX SUBACCOUNT
2002
  Top I...........................       18,843    $   6.504141   $    122,555      1.1%      -23.47%      1.09%
  Top Tradition...................    1,062,848    $  12.208071   $ 12,975,329      1.1%      -23.47%      1.09%
  Top Plus........................      454,870    $  12.353754   $  5,619,351      0.9%      -23.32%      1.08%
  Investar Vision & Top
     Spectrum.....................      189,257    $   8.244948   $  1,560,417      1.4%      -23.70%      1.07%
  Top Explorer....................      888,209    $  11.787111   $ 10,469,416      1.3%      -23.62%      1.09%
  Oncore & Firstar Oncore Flex....      243,608    $   7.981824   $  1,944,432      1.5%      -23.77%      1.10%
  Oncore & Firstar Oncore Value...      598,915    $   8.206149   $  4,914,786      0.9%      -23.32%      1.10%
  Oncore & Firstar Oncore
     Premier......................    2,645,161    $   8.018669   $ 21,210,670      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Xtra....    1,486,199    $   8.018669   $ 11,917,339      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Lite....      128,490    $   8.018669   $  1,030,320      1.4%      -23.70%      1.11%
                                    ------------                  ------------
                                      7,716,400                   $ 71,764,615
                                    ------------                  ------------
2001
  Top I...........................       13,014    $   8.499003   $    110,605      1.1%      -14.28%      2.08%
  Top Tradition...................    1,203,210    $  15.952375   $ 19,194,063      1.1%      -14.28%      2.03%
  Top Plus........................      568,161    $  16.110753   $  9,153,499      0.9%      -14.11%      2.03%
  Investar Vision & Top
     Spectrum.....................      261,808    $  10.805793   $  2,829,042      1.4%      -14.53%      2.00%
  Top Explorer....................    1,009,929    $  15.432853   $ 15,586,092      1.3%      -14.45%      2.03%
  Oncore & Firstar Oncore Flex....      267,760    $  10.471290   $  2,803,792      1.5%      -14.62%      2.02%
  Oncore & Firstar Oncore Value...      662,230    $  10.701790   $  7,087,049      0.9%      -14.11%      2.06%
  Oncore & Firstar Oncore
     Premier......................    2,803,334    $  10.509245   $ 29,460,937      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Xtra....    1,463,282    $  10.509245   $ 15,377,990      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Lite....       38,672    $  10.509245   $    406,397      1.4%       -4.95%      2.09%      4/17/01
                                    ------------                  ------------
                                      8,291,400                   $102,009,466
                                    ------------                  ------------
2000
  Top I...........................       11,098    $   9.914556   $    110,030      1.1%      -10.63%      3.21%
  Top Tradition...................    1,352,791    $  18.609337   $ 25,174,553      1.1%      -10.63%      3.06%
  Top Plus........................      643,310    $  18.756672   $ 12,066,352      0.9%      -10.45%      3.08%
  Investar Vision & Top
     Spectrum.....................      319,015    $  12.643266   $  4,033,395      1.4%      -10.89%      3.09%
  Top Explorer....................    1,087,800    $  18.039198   $ 19,623,045      1.3%      -10.81%      3.09%
  Oncore & Firstar Oncore Flex....      248,461    $  12.264063   $  3,047,147      1.5%      -10.98%      3.27%
  Oncore & Firstar Oncore Value...      622,336    $  12.459375   $  7,753,913      0.9%      -10.45%      3.30%
  Oncore & Firstar Oncore
     Premier......................    2,439,899    $  12.296307   $ 30,001,732      1.4%      -10.89%      3.38%
  Oncore & Firstar Oncore Xtra....      546,889    $  12.296307   $  6,724,719      1.4%      -10.89%      3.38%
                                    ------------                  ------------
                                      7,271,599                   $108,534,886
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
S&P 500 INDEX SUBACCOUNT (CONTINUED)
1999
  Top I...........................        4,722    $  11.093933   $     52,391      1.1%       10.94%      0.91%      11/1/99
  Top Tradition...................    1,516,466    $  20.822980   $ 31,577,346      1.1%       24.26%      2.61%
  Top Plus........................      682,513    $  20.946479   $ 14,296,240      0.9%       24.51%      2.48%
  Investar Vision & Top
     Spectrum.....................      324,817    $  14.189120   $  4,608,872      1.4%       23.89%      5.84%
  Top Explorer....................    1,108,627    $  20.224865   $ 22,421,833      1.3%       24.02%      1.89%
  Oncore & Firstar Oncore Flex....      168,968    $  13.777077   $  2,327,880      1.5%       23.77%      2.88%
  Oncore & Firstar Oncore Value...      382,424    $  13.913990   $  5,321,045      0.9%       24.51%      2.87%
  Oncore & Firstar Oncore
     Premier......................    1,489,674    $  13.799740   $ 20,557,105      1.4%       23.89%      3.00%
  Oncore Xtra.....................       19,198    $  13.799740   $    264,928      1.4%       10.89%      3.00%      11/1/99
                                    ------------                  ------------
                                      5,697,409                   $101,427,640
                                    ------------                  ------------
1998
  Top Tradition...................      684,474    $  16.757375   $ 11,469,981      1.1%       28.59%      2.97%
  Top Plus........................      486,237    $  16.823468   $  8,180,197      0.9%       28.84%      2.72%
  Investar Vision & Top
     Spectrum.....................      118,264    $  11.452642   $  1,354,430      1.4%       14.53%      1.82%      5/27/98
  Top Explorer....................      756,235    $  16.308232   $ 12,332,859      1.3%       28.34%      2.87%
  Oncore Flex.....................       14,743    $  11.131014   $    164,106      1.5%       11.31%      1.86%       5/1/98
  Oncore Value....................       70,846    $  11.175217   $    791,724      0.9%       11.75%      1.78%       5/1/98
  Oncore Premier..................      162,770    $  11.138349   $  1,812,985      1.4%       11.38%      2.23%       5/1/98
                                    ------------                  ------------
                                      2,293,569                   $ 36,106,282
                                    ------------                  ------------
SOCIAL AWARENESS SUBACCOUNT
2002
  Top Tradition...................       20,531    $   5.388262   $    110,627      1.1%      -29.10%      0.00%
  Top Plus........................       15,048    $   5.452617   $     82,053      0.9%      -28.95%      0.00%
  Top Explorer....................       50,017    $   5.684032   $    284,294      1.3%      -29.24%      0.00%
                                    ------------                  ------------
                                         85,596                   $    476,974
                                    ------------                  ------------
2001
  Top Tradition...................       21,057    $   7.599331   $    160,020      1.1%      -20.66%      0.00%
  Top Plus........................       16,390    $   7.674852   $    125,794      0.9%      -20.50%      0.00%
  Top Explorer....................       53,593    $   8.032375   $    430,478      1.3%      -20.82%      0.00%
                                    ------------                  ------------
                                         91,040                   $    716,292
                                    ------------                  ------------
2000
  Top Tradition...................       21,518    $   9.577874   $    206,094      1.1%      -13.73%      0.00%
  Top Plus........................       19,612    $   9.653780   $    189,325      0.9%      -13.56%      0.00%
  Top Explorer....................       59,733    $  10.143870   $    605,933      1.3%      -13.90%      0.00%
                                    ------------                  ------------
                                        100,863                   $  1,001,352
                                    ------------                  ------------
1999
  Top Tradition...................       25,584    $  11.102565   $    284,044      1.1%       16.41%      0.47%
  Top Plus........................       26,823    $  11.168486   $    299,579      0.9%       16.64%      0.41%
  Top Explorer....................       60,486    $  11.781890   $    712,646      1.3%       16.18%      0.45%
                                    ------------                  ------------
                                        112,893                   $  1,296,269
                                    ------------                  ------------
1998
  Top Tradition...................       49,169    $   9.537309   $    468,935      1.1%      -23.25%      0.57%
  Top Plus........................       48,417    $   9.574986   $    463,597      0.9%      -23.10%      0.58%
  Top Explorer....................      101,724    $  10.140901   $  1,031,569      1.3%      -23.40%      0.63%
                                    ------------                  ------------
                                        199,310                   $  1,964,101
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
FIRSTAR GROWTH & INCOME SUBACCOUNT
  (NOTE 6)
2000
  Investar Vision & Top
     Spectrum.....................       94,714    $  11.318949   $  1,072,062      1.4%        2.71%      0.02%
  Firstar Oncore Flex.............        5,963    $  10.224576   $     60,971      1.5%        2.61%      0.02%
  Firstar Oncore Value............        2,643    $  10.340988   $     27,332      0.9%        3.22%      0.02%
  Firstar Oncore Premier..........       59,395    $  10.243841   $    608,432      1.4%        2.71%      0.05%
  Firstar Oncore Xtra.............       55,871    $  10.243841   $    572,334      1.4%        2.71%      0.05%
                                    ------------                  ------------
                                        218,586                   $  2,341,131
                                    ------------                  ------------
1999
  Investar Vision & Top
     Spectrum.....................       99,834    $  11.020029   $  1,100,179      1.4%        0.36%      1.24%
  Firstar Oncore Flex.............        3,709    $   9.964343   $     36,955      1.5%       -0.36%      0.12%       1/3/99
  Firstar Oncore Value............        1,820    $  10.018395   $     18,238      0.9%        0.18%      0.05%       1/3/99
  Firstar Oncore Premier..........        5,601    $   9.973311   $     55,863      1.4%       -0.27%      0.60%       1/3/99
                                    ------------                  ------------
                                        110,964                   $  1,211,235
                                    ------------                  ------------
1998
  Investar Vision & Top
     Spectrum.....................      122,557    $  10.980827   $  1,345,772      1.4%        1.50%      3.70%
                                    ------------                  ------------
RELATIVE VALUE SUBACCOUNT (NOTE 6)
2000
  Investar Vision & Top
     Spectrum.....................      508,130    $  15.071414   $  7,658,243      1.4%       -5.55%      0.94%
  Firstar Oncore Flex.............       19,072    $  10.016180   $    191,026      1.5%       -5.64%      1.00%
  Firstar Oncore Value............       43,218    $  10.130181   $    437,805      0.9%       -5.08%      0.97%
  Firstar Oncore Premier..........      265,284    $  10.035045   $  2,662,140      1.4%       -5.55%      1.05%
  Firstar Oncore Xtra.............       14,497    $  10.035045   $    145,480      1.4%       -5.55%      1.05%
                                    ------------                  ------------
                                        850,201                   $ 11,094,694
                                    ------------                  ------------
1999
  Investar Vision & Top
     Spectrum.....................      630,191    $  15.956711   $ 10,055,771      1.4%        5.95%      0.82%
  Firstar Oncore Flex.............       10,857    $  10.614952   $    115,244      1.5%        6.15%      0.78%       1/3/99
  Firstar Oncore Value............       39,250    $  10.672522   $    418,893      0.9%        6.73%      0.76%       1/3/99
  Firstar Oncore Premier..........      121,452    $  10.624504   $  1,290,362      1.4%        6.25%      0.93%       1/3/99
                                    ------------                  ------------
                                        801,750                   $ 11,880,270
                                    ------------                  ------------
1998
  Investar Vision & Top
     Spectrum.....................      663,668    $  15.061199   $  9,995,636      1.4%       19.05%      1.22%
                                    ------------                  ------------
BLUE CHIP SUBACCOUNT
2002
  Top I...........................        1,543    $   7.817892   $     12,064      1.1%      -20.31%      0.88%
  Top Tradition...................       47,593    $   7.817892   $    372,077      1.1%      -20.31%      0.90%
  Top Plus........................        2,729    $   7.867097   $     21,472      0.9%      -20.15%      0.80%
  Investar Vision.................          198    $   7.927309   $      1,570      1.4%      -20.54%      0.94%
  Top Explorer....................       22,003    $   7.769060   $    170,939      1.3%      -20.47%      0.86%
  Oncore Flex.....................       25,179    $   7.890890   $    198,687      1.5%      -20.62%      0.93%
  Oncore & Firstar Oncore Value...       76,041    $   8.112600   $    616,891      0.9%      -20.15%      0.89%
  Oncore & Firstar Oncore
     Premier......................      396,963    $   7.927309   $  3,146,839      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Xtra....      474,853    $   7.927309   $  3,764,310      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Lite....       30,308    $   7.927309   $    240,263      1.4%      -20.54%      0.94%
                                    ------------                  ------------
                                      1,077,410                   $  8,545,112
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BLUE CHIP SUBACCOUNT (CONTINUED)
2001
  Top I...........................        1,544    $   9.810085   $     15,142      1.1%       -5.27%      0.33%
  Top Tradition...................       42,464    $   9.810085   $    416,576      1.1%       -5.27%      0.80%
  Top Plus........................        6,350    $   9.852275   $     62,562      0.9%       -5.08%      0.72%
  Investar Vision.................          198    $   9.976974   $      1,975      1.4%       -5.56%      0.67%
  Top Explorer....................       29,931    $   9.768135   $    292,374      1.3%       -5.46%      0.69%
  Oncore Flex.....................       27,221    $   9.940933   $    270,606      1.5%       -5.65%      0.63%
  Oncore & Firstar Oncore Value...       76,008    $  10.159728   $    772,224      0.9%       -5.08%      0.60%
  Oncore & Firstar Oncore
     Premier......................      377,958    $   9.976974   $  3,770,875      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Xtra....      261,426    $   9.976974   $  2,608,236      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Lite....        9,624    $   9.976974   $     96,017      1.4%       -2.03%      0.67%      4/17/01
                                    ------------                  ------------
                                        832,724                   $  8,306,587
                                    ------------                  ------------
2000
  Top Tradition...................       10,270    $  10.356214   $    106,358      1.1%       -0.02%      0.65%
  Top Plus........................          581    $  10.380054   $      6,029      0.9%        0.17%      0.51%
  Top Explorer....................       11,343    $  10.332472   $    117,199      1.3%       -0.22%      0.63%
  Oncore & Firstar Oncore Flex....       23,516    $  10.536154   $    247,764      1.5%       -0.42%      0.56%
  Oncore & Firstar Oncore Value...       76,020    $  10.703991   $    813,712      0.9%        0.17%      0.54%
  Oncore & Firstar Oncore
     Premier......................      300,101    $  10.563874   $  3,170,244      1.4%       -0.32%      0.61%
  Oncore & Firstar Oncore Xtra....       64,820    $  10.563874   $    684,753      1.4%       -0.32%      0.61%
                                    ------------                  ------------
                                        486,651                   $  5,146,059
                                    ------------                  ------------
1999
  Top Tradition...................          699    $  10.358691   $      7,243      1.1%        3.59%     -0.01%      11/1/99
  Oncore & Firstar Oncore Flex....       17,773    $  10.580255   $    188,044      1.5%        4.40%      0.50%
  Oncore & Firstar Oncore Value...       58,612    $  10.685458   $    626,293      0.9%        5.02%      0.52%
  Oncore & Firstar Oncore
     Premier......................      188,358    $  10.597676   $  1,996,165      1.4%        4.50%      0.58%
                                    ------------                  ------------
                                        265,442                   $  2,817,745
                                    ------------                  ------------
1998
  Oncore Flex.....................        2,508    $  10.134253   $     25,417      1.5%        1.34%      0.20%       5/1/98
  Oncore Value....................       32,060    $  10.174507   $    326,195      0.9%        1.75%      0.20%       5/1/98
  Oncore Premier..................       47,254    $  10.140937   $    479,198      1.4%        1.41%      0.32%       5/1/98
                                    ------------                  ------------
                                         81,822                   $    830,810
                                    ------------                  ------------
EQUITY INCOME SUBACCOUNT
2002
  Top Tradition...................       10,408    $   6.447392   $     67,105      1.1%      -21.74%      1.32%
  Top Plus........................       11,034    $   6.487970   $     71,587      0.9%      -21.58%      1.35%
  Investar Vision & Top
     Spectrum.....................        4,484    $   7.194067   $     32,260      1.4%      -21.97%      1.38%
  Top Explorer....................       10,580    $   6.407080   $     67,786      1.3%      -21.89%      1.26%
  Oncore & Firstar Oncore Flex....       23,385    $   7.160990   $    167,461      1.5%      -22.05%      1.52%
  Oncore & Firstar Oncore Value...       66,432    $   7.362248   $    489,091      0.9%      -21.58%      1.28%
  Oncore & Firstar Oncore
     Premier......................      505,254    $   7.194067   $  3,634,836      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Xtra....      399,504    $   7.194067   $  2,874,056      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Lite....       81,631    $   7.194067   $    587,256      1.4%      -21.97%      1.38%
                                    ------------                  ------------
                                      1,112,712                   $  7,991,438
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
EQUITY INCOME SUBACCOUNT (CONTINUED)
2001
  Top Tradition...................       11,904    $   8.238360   $     98,072      1.1%      -12.79%      1.41%
  Top Plus........................       11,174    $   8.273785   $     92,450      0.9%      -12.61%      1.37%
  Investar Vision & Top
     Spectrum.....................        4,485    $   9.219791   $     41,355      1.4%      -13.05%      1.48%
  Top Explorer....................       14,443    $   8.203088   $    118,478      1.3%      -12.96%      1.34%
  Oncore & Firstar Oncore Flex....       13,322    $   9.186470   $    122,384      1.5%      -13.13%      1.36%
  Oncore & Firstar Oncore Value...       90,357    $   9.388717   $    848,338      0.9%      -12.61%      1.37%
  Oncore & Firstar Oncore
     Premier......................      516,754    $   9.219791   $  4,764,365      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Xtra....      302,814    $   9.219791   $  2,791,873      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Lite....       36,875    $   9.219791   $    339,979      1.4%       -4.10%      1.48%      4/17/01
                                    ------------                  ------------
                                      1,002,128                   $  9,217,294
                                    ------------                  ------------
2000
  Top Tradition...................        9,063    $   9.446303   $     85,608      1.1%      -13.44%      1.30%
  Top Plus........................        9,822    $   9.468049   $     92,991      0.9%      -13.27%      1.47%
  Top Spectrum....................          355    $  10.603247   $      3,769      1.4%      -13.70%      1.42%
  Top Explorer....................       14,934    $   9.424613   $    140,748      1.3%      -13.61%      1.48%
  Oncore & Firstar Oncore Flex....       10,884    $  10.575427   $    115,103      1.5%      -13.78%      1.19%
  Oncore & Firstar Oncore Value...       84,515    $  10.743908   $    908,019      0.9%      -13.27%      1.35%
  Oncore & Firstar Oncore
     Premier......................      378,608    $  10.603247   $  4,014,477      1.4%      -13.70%      1.42%
  Oncore & Firstar Oncore Xtra....      136,802    $  10.603247   $  1,450,549      1.4%      -13.70%      1.42%
                                    ------------                  ------------
                                        644,983                   $  6,811,264
                                    ------------                  ------------
1999
  Top Tradition...................        1,550    $  10.913281   $     16,910      1.1%        9.13%      0.20%      11/1/99
  Top Plus........................          179    $  10.916683   $      1,956      0.9%        9.17%      0.19%      11/1/99
  Top Explorer....................          390    $  10.909733   $      4,252      1.3%        9.10%      0.20%      11/1/99
  Oncore & Firstar Oncore Flex....        6,924    $  12.266014   $     84,927      1.5%       16.94%      0.82%
  Oncore & Firstar Oncore Value...       23,261    $  12.387932   $    288,161      0.9%       17.64%      1.19%
  Oncore & Firstar Oncore
     Premier......................      135,938    $  12.286197   $  1,670,172      1.4%       17.06%      1.17%
                                    ------------                  ------------
                                        168,242                   $  2,066,378
                                    ------------                  ------------
1998
  Oncore Value....................          330    $  10.530500   $      3,471      0.9%        5.31%      0.68%       5/1/98
  Oncore Premier..................        9,168    $  10.495750   $     96,224      1.4%        4.96%      1.23%       5/1/98
                                    ------------                  ------------
                                          9,498                   $     99,695
                                    ------------                  ------------
HIGH INCOME BOND SUBACCOUNT
2002
  Top I...........................        2,413    $  10.021930   $     24,185      1.1%        2.81%      8.93%
  Top Tradition...................       27,079    $  10.021930   $    271,386      1.1%        2.81%     10.69%
  Top Plus........................        1,748    $  10.084932   $     17,629      0.9%        3.02%      9.92%
  Investar Vision & Top
     Spectrum.....................          499    $   9.610925   $      4,794      1.4%        2.51%     10.29%
  Top Explorer....................       26,410    $   9.959353   $    263,031      1.3%        2.61%     10.21%
  Oncore & Firstar Oncore Flex....       20,238    $   9.566784   $    193,609      1.5%        2.41%      8.52%
  Oncore & Firstar Oncore Value...      165,141    $   9.835460   $  1,624,237      0.9%        3.02%     10.31%
  Oncore & Firstar Oncore
     Premier......................      681,899    $   9.610925   $  6,553,679      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Xtra....      514,987    $   9.610925   $  4,949,498      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Lite....      113,924    $   9.610925   $  1,094,914      1.4%        2.51%     10.29%
                                    ------------                  ------------
                                      1,554,338                   $ 14,996,962
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
HIGH INCOME BOND SUBACCOUNT (CONTINUED)
2001
  Top Tradition...................       20,599    $   9.747713   $    200,790      1.1%        3.14%     19.40%
  Top Plus........................        1,024    $   9.789608   $     10,027      0.9%        3.34%     11.62%
  Top Explorer....................       26,382    $   9.706019   $    256,060      1.3%        2.93%     14.51%
  Oncore & Firstar Oncore Flex....       19,112    $   9.341858   $    178,542      1.5%        2.73%     14.34%
  Oncore & Firstar Oncore Value...      108,594    $   9.547443   $  1,036,793      0.9%        3.34%     13.05%
  Oncore & Firstar Oncore
     Premier......................      649,708    $   9.375706   $  6,091,478      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Xtra....      276,289    $   9.375706   $  2,590,404      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Lite....       24,855    $   9.375706   $    233,030      1.4%        0.40%     13.19%      4/17/01
                                    ------------                  ------------
                                      1,126,563                   $ 10,597,124
                                    ------------                  ------------
2000
  Top Tradition...................        2,313    $   9.451224   $     21,860      1.1%       -8.11%      8.41%
  Top Plus........................        5,564    $   9.472975   $     52,712      0.9%       -7.93%      6.77%
  Top Explorer....................        4,941    $   9.429528   $     46,587      1.3%       -8.29%      7.13%
  Oncore & Firstar Oncore Flex....       16,249    $   9.093761   $    147,765      1.5%       -8.47%      6.91%
  Oncore & Firstar Oncore Value...       80,540    $   9.238645   $    744,082      0.9%       -7.93%      6.95%
  Oncore & Firstar Oncore
     Premier......................      380,980    $   9.117674   $  3,473,649      1.4%       -8.38%      7.08%
  Oncore & Firstar Oncore Xtra....       63,827    $   9.117674   $    581,955      1.4%       -8.38%      7.08%
                                    ------------                  ------------
                                        554,414                   $  5,068,610
                                    ------------                  ------------
1999
  Top Tradition...................        1,173    $  10.285653   $     12,060      1.1%        2.86%      1.80%      11/1/99
  Oncore & Firstar Oncore Flex....       12,856    $   9.935713   $    127,738      1.5%        0.54%      7.64%
  Oncore & Firstar Oncore Value...       43,953    $  10.034493   $    441,043      0.9%        1.14%      6.72%
  Oncore & Firstar Oncore
     Premier......................      195,022    $   9.952059   $  1,940,881      1.4%        0.64%      7.46%
  Oncore Xtra.....................        3,058    $   9.952059   $     30,430      1.4%        2.81%      7.46%      11/1/99
                                    ------------                  ------------
                                        256,062                   $  2,552,152
                                    ------------                  ------------
1998
  Oncore Value....................       15,817    $   9.921342   $    156,925      0.9%       -0.79%      4.56%       5/1/98
  Oncore Premier..................       29,416    $   9.888612   $    290,887      1.4%       -1.11%      4.74%       5/1/98
                                    ------------                  ------------
                                         45,233                   $    447,812
                                    ------------                  ------------
CAPITAL GROWTH SUBACCOUNT
2002
  Top I...........................        4,269    $   5.028760   $     21,470      1.1%      -42.69%      0.00%
  Top Tradition...................      139,042    $   5.028760   $    699,211      1.1%      -42.69%      0.00%
  Top Plus........................       46,297    $   5.060464   $    234,283      0.9%      -42.58%      0.00%
  Investar Vision & Top
     Spectrum.....................        2,916    $  10.863704   $     31,678      1.4%      -42.86%      0.00%
  Top Explorer....................      123,131    $   4.997266   $    615,320      1.3%      -42.81%      0.00%
  Oncore & Firstar Oncore Flex....       28,289    $  10.813744   $    305,906      1.5%      -42.92%      0.00%
  Oncore & Firstar Oncore Value...      226,829    $  11.117866   $  2,521,851      0.9%      -42.58%      0.00%
  Oncore & Firstar Oncore
     Premier......................      572,349    $  10.863704   $  6,217,828      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Xtra....      337,868    $  10.863704   $  3,670,497      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Lite....      107,337    $  10.863704   $  1,166,080      1.4%      -42.86%      0.00%
                                    ------------                  ------------
                                      1,588,327                   $ 15,484,124
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT (CONTINUED)
2001
  Top I...........................        3,639    $   8.775196   $     31,931      1.1%      -15.54%      0.00%
  Top Tradition...................      153,164    $   8.775196   $  1,344,048      1.1%      -15.54%      0.00%
  Top Plus........................       53,979    $   8.812997   $    475,720      0.9%      -15.37%      0.00%
  Investar Vision & Top
     Spectrum.....................        4,784    $  19.013727   $     90,958      1.4%      -15.79%      0.00%
  Top Explorer....................      125,366    $   8.737578   $  1,095,395      1.3%      -15.71%      0.00%
  Oncore & Firstar Oncore Flex....       42,695    $  18.945002   $    808,862      1.5%      -15.88%      0.00%
  Oncore & Firstar Oncore Value...      230,722    $  19.362240   $  4,467,288      0.9%      -15.37%      0.00%
  Oncore & Firstar Oncore
     Premier......................      781,423    $  19.013727   $ 14,857,776      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Xtra....      361,869    $  19.013727   $  6,880,471      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Lite....       87,098    $  19.013727   $  1,656,054      1.4%        6.59%      0.00%      4/17/01
                                    ------------                  ------------
                                      1,844,739                   $ 31,708,503
                                    ------------                  ------------
2000
  Top I...........................        3,641    $  10.389701   $     37,826      1.1%      -26.81%      0.00%
  Top Tradition...................      190,727    $  10.389701   $  1,981,601      1.1%      -26.81%      0.00%
  Top Plus........................       54,538    $  10.413649   $    567,941      0.9%      -26.67%      0.00%
  Investar Vision & Top
     Spectrum.....................        4,844    $  22.579445   $    109,372      1.4%      -27.03%      0.00%
  Top Explorer....................      137,373    $  10.365831   $  1,423,990      1.3%      -26.96%      0.00%
  Oncore & Firstar Oncore Flex....       54,605    $  22.520216   $  1,229,725      1.5%      -27.10%      0.00%
  Oncore & Firstar Oncore Value...      235,273    $  22.878891   $  5,382,781      0.9%      -26.67%      0.00%
  Oncore & Firstar Oncore
     Premier......................      736,909    $  22.579445   $ 16,638,985      1.4%      -27.03%      0.00%
  Oncore & Firstar Oncore Xtra....      270,986    $  22.579445   $  6,118,720      1.4%      -27.03%      0.00%
                                    ------------                  ------------
                                      1,688,896                   $ 33,490,941
                                    ------------                  ------------
1999
  Top I...........................          247    $  14.195676   $      3,508      1.1%       41.96%      0.00%      11/1/99
  Top Tradition...................       14,665    $  14.195676   $    208,175      1.1%       41.96%      0.00%      11/1/99
  Top Plus........................       11,597    $  14.200260   $    164,682      0.9%       42.00%      0.00%      11/1/99
  Investar Vision & Top
     Spectrum.....................        1,323    $  30.942431   $     40,940      1.4%       41.89%      0.00%      11/1/99
  Top Explorer....................        9,170    $  14.191098   $    130,127      1.3%       41.91%      0.00%      11/1/99
  Oncore & Firstar Oncore Flex....       33,970    $  30.891708   $  1,049,397      1.5%      198.20%      0.00%
  Oncore & Firstar Oncore Value...       97,231    $  31.198097   $  3,033,425      0.9%      199.97%      0.00%
  Oncore & Firstar Oncore
     Premier......................      337,050    $  30.942431   $ 10,429,166      1.4%      198.49%      0.00%
  Oncore Xtra.....................       15,448    $  30.942431   $    478,006      1.4%       41.89%      0.00%      11/1/99
                                    ------------                  ------------
                                        520,701                   $ 15,537,426
                                    ------------                  ------------
1998
  Oncore Flex.....................        5,017    $  10.359321   $     51,977      1.5%        3.59%      0.00%       5/1/98
  Oncore Value....................        4,359    $  10.400462   $     45,338      0.9%        4.00%      0.00%       5/1/98
  Oncore Premier..................        7,682    $  10.366153   $     79,637      1.4%        3.66%      0.00%       5/1/98
                                    ------------                  ------------
                                         17,058                   $    176,952
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
NASDAQ-100 INDEX SUBACCOUNT
2002
  Top I...........................       18,145    $   2.495758   $     45,286      1.1%      -38.02%      0.00%
  Top Tradition...................       86,697    $   2.495758   $    216,374      1.1%      -38.02%      0.00%
  Top Plus........................       74,774    $   2.509045   $    187,611      0.9%      -37.89%      0.00%
  Top Spectrum....................        6,071    $   2.476013   $     15,031      1.4%      -38.20%      0.00%
  Top Explorer....................      133,298    $   2.482587   $    330,924      1.3%      -38.14%      0.00%
  Oncore & Firstar Oncore Flex....      103,807    $   2.469492   $    256,351      1.5%      -38.26%      0.00%
  Oncore & Firstar Oncore Value...      192,327    $   2.509045   $    482,558      0.9%      -37.89%      0.00%
  Oncore & Firstar Oncore
     Premier......................      534,845    $   2.476013   $  1,324,285      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Xtra....      673,042    $   2.476013   $  1,666,460      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Lite....       90,603    $   2.476013   $    224,334      1.4%      -38.20%      0.00%
                                    ------------                  ------------
                                      1,913,609                   $  4,749,214
                                    ------------                  ------------
2001
  Top I...........................       10,989    $   4.026481   $     44,247      1.1%      -33.39%      0.00%
  Top Tradition...................       69,922    $   4.026481   $    281,541      1.1%      -33.39%      0.00%
  Top Plus........................       67,348    $   4.039873   $    272,079      0.9%      -33.26%      0.00%
  Top Spectrum....................        1,804    $   4.006520   $      7,229      1.4%      -33.59%      0.00%
  Top Explorer....................      105,192    $   4.013175   $    422,155      1.3%      -33.52%      0.00%
  Oncore & Firstar Oncore Flex....       65,240    $   3.999920   $    260,956      1.5%      -33.66%      0.00%
  Oncore Value....................      105,531    $   4.039873   $    426,331      0.9%      -33.26%      0.00%
  Oncore & Firstar Oncore
     Premier......................      441,286    $   4.006520   $  1,768,017      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Xtra....      514,531    $   4.006520   $  2,061,476      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Lite....       47,945    $   4.006520   $    192,093      1.4%       -6.22%      0.00%      4/17/01
                                    ------------                  ------------
                                      1,429,788                   $  5,736,124
                                    ------------                  ------------
2000
  Top I...........................       10,831    $   6.044852   $     65,473      1.1%      -39.55%      0.00%       5/1/00
  Top Tradition...................       47,476    $   6.044852   $    286,982      1.1%      -39.55%      0.00%       5/1/00
  Top Plus........................       41,735    $   6.052820   $    252,616      0.9%      -39.47%      0.00%       5/1/00
  Investar Vision & Top
     Spectrum.....................        1,532    $   6.032939   $      9,245      1.4%      -39.67%      0.00%       5/1/00
  Top Explorer....................       29,919    $   6.036909   $    180,617      1.3%      -39.63%      0.00%       5/1/00
  Oncore & Firstar Oncore Flex....       30,378    $   6.028989   $    183,149      1.5%      -39.71%      0.00%       5/1/00
  Oncore Value....................       46,885    $   6.052820   $    283,786      0.9%      -39.47%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier......................      232,680    $   6.032939   $  1,403,744      1.4%      -39.67%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra....       85,784    $   6.032939   $    517,530      1.4%      -39.67%      0.00%       5/1/00
                                    ------------                  ------------
                                        527,220                   $  3,183,142
                                    ------------                  ------------
BRISTOL SUBACCOUNT
2002
  Top Tradition...................        2,114    $   7.842290   $     16,579      1.1%      -21.58%      0.00%       5/1/02
  Top Plus........................        4,625    $   7.852697   $     36,321      0.9%      -21.47%      0.00%       5/1/02
  Top Explorer....................       15,474    $   7.831903   $    121,193      1.3%      -21.68%      0.00%       5/1/02
  Oncore Value....................        9,173    $   7.852697   $     72,037      0.9%      -21.47%      0.00%       5/1/02
  Oncore Premier..................        5,413    $   7.826725   $     42,360      1.4%      -21.73%      0.00%       5/1/02
  Oncore Xtra.....................        5,313    $   7.826725   $     41,582      1.4%      -21.73%      0.00%       5/1/02
  Oncore Lite.....................          576    $   7.826725   $      4,507      1.4%      -21.73%      0.00%       5/1/02
                                    ------------                  ------------
                                         42,688                   $    334,579
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BRYTON GROWTH SUBACCOUNT
2002
  Top Tradition...................        3,554    $   6.829705   $     24,272      1.1%      -31.70%      0.00%       5/1/02
  Top Plus........................        7,090    $   6.838775   $     48,485      0.9%      -31.61%      0.00%       5/1/02
  Top Explorer....................       14,319    $   6.820655   $     97,662      1.3%      -31.79%      0.00%       5/1/02
  Oncore Value....................        9,188    $   6.838775   $     62,838      0.9%      -31.61%      0.00%       5/1/02
  Oncore Premier..................       18,551    $   6.816137   $    126,448      1.4%      -31.84%      0.00%       5/1/02
  Oncore Xtra.....................        6,525    $   6.816137   $     44,475      1.4%      -31.84%      0.00%       5/1/02
  Oncore Lite.....................          690    $   6.816137   $      4,702      1.4%      -31.84%      0.00%       5/1/02
                                    ------------                  ------------
                                         59,917                   $    408,882
                                    ------------                  ------------
DOW TARGET 10 PORTFOLIOS:
JANUARY SUBACCOUNT
2002
  Top Tradition...................           63    $   8.628992   $        540      1.1%      -11.72%      2.01%
  Top Explorer....................          112    $   8.578048   $        964      1.3%      -11.89%      3.15%
  Oncore Flex.....................          492    $   8.511345   $      4,191      1.5%      -12.07%      2.89%
  Oncore & Firstar Oncore Value...       14,343    $   8.715175   $    125,005      0.9%      -11.54%      2.74%
  Oncore & Firstar Oncore
     Premier......................       25,594    $   8.544896   $    218,690      1.4%      -11.98%      2.93%
  Oncore & Firstar Oncore Xtra....        2,225    $   8.544896   $     19,015      1.4%      -11.98%      2.93%
  Oncore Lite.....................          933    $   8.544896   $      7,972      1.4%      -11.98%      2.93%
                                    ------------                  ------------
                                         43,762                   $    376,377
                                    ------------                  ------------
2001
  Top Tradition...................          264    $   9.774322   $      2,576      1.1%       -4.57%      1.67%
  Top Explorer....................           48    $   9.735872   $        467      1.3%       -4.76%      1.65%
  Oncore Flex.....................          725    $   9.679279   $      7,020      1.5%       -4.95%      1.64%
  Oncore & Firstar Oncore Value...       24,143    $   9.852414   $    237,865      0.9%       -4.38%      1.65%
  Oncore & Firstar Oncore
     Premier......................       29,963    $   9.707846   $    290,888      1.4%       -4.86%      1.62%
  Oncore & Firstar Oncore Xtra....          733    $   9.707846   $      7,112      1.4%       -4.86%      1.62%
                                    ------------                  ------------
                                         55,876                   $    545,928
                                    ------------                  ------------
2000
  Top Tradition...................          219    $  10.242696   $      2,243      1.1%        2.43%      2.94%       1/3/00
  Oncore Flex.....................          740    $  10.183492   $      7,537      1.5%        0.29%      1.97%
  Oncore & Firstar Oncore Value...       23,921    $  10.304007   $    246,485      0.9%        0.88%      2.04%
  Oncore & Firstar Oncore
     Premier......................       35,036    $  10.203424   $    357,487      1.4%        0.39%      2.46%
                                    ------------                  ------------
                                         59,916                   $    613,752
                                    ------------                  ------------
1999
  Oncore Flex.....................          128    $  10.154375   $      1,297      1.5%        1.54%      1.89%       1/4/99
  Oncore Value....................       21,069    $  10.214066   $    215,209      0.9%        2.14%      2.09%       1/4/99
  Oncore Premier..................       13,240    $  10.164283   $    134,575      1.4%        1.64%      1.89%       1/4/99
                                    ------------                  ------------
                                         34,437                   $    351,081
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS: (CONTINUED)
FEBRUARY SUBACCOUNT
2002
  Top Tradition...................        1,581    $   9.415504   $     14,889      1.1%      -11.16%      4.35%
  Top Explorer....................        1,932    $   9.361415   $     18,083      1.3%      -11.33%      4.27%
  Oncore Flex.....................       22,458    $   9.138457   $    205,228      1.5%      -11.51%      4.97%
  Oncore & Firstar Oncore Value...       11,033    $   9.353078   $    103,188      0.9%      -10.98%      3.99%
  Oncore & Firstar Oncore
     Premier......................       52,528    $   9.173787   $    481,884      1.4%      -11.42%      4.04%
  Oncore & Firstar Oncore Xtra....        2,576    $   9.173787   $     23,636      1.4%      -11.42%      4.04%
  Oncore Lite.....................          632    $   9.173787   $      5,796      1.4%      -11.42%      4.04%
                                    ------------                  ------------
                                         92,740                   $    852,704
                                    ------------                  ------------
2001
  Top Tradition...................        1,216    $  10.597795   $     12,884      1.1%       -5.49%      1.73%
  Top Explorer....................        1,377    $  10.557785   $     14,543      1.3%       -5.67%      1.75%
  Oncore Flex.....................       30,185    $  10.326726   $    311,708      1.5%       -5.86%      1.73%
  Oncore & Firstar Oncore Value...       15,392    $  10.506686   $    161,721      0.9%       -5.30%      1.67%
  Oncore & Firstar Oncore
     Premier......................       62,475    $  10.356416   $    647,023      1.4%       -5.77%      1.75%
  Oncore & Firstar Oncore Xtra....        1,676    $  10.356416   $     17,356      1.4%       -5.77%      1.75%
                                    ------------                  ------------
                                        112,321                   $  1,165,235
                                    ------------                  ------------
2000
  Top Tradition...................        1,302    $  11.212854   $     14,602      1.1%       12.13%      3.77%       2/1/00
  Top Explorer....................        1,332    $  11.192764   $     14,904      1.3%       11.93%      3.80%       2/1/00
  Oncore Flex.....................       31,985    $  10.969565   $    350,859      1.5%        4.09%      3.57%
  Oncore & Firstar Oncore Value...       20,155    $  11.094360   $    223,612      0.9%        4.71%      2.87%
  Oncore & Firstar Oncore
     Premier......................       64,168    $  10.990200   $    705,219      1.4%        4.20%      3.48%
  Oncore Xtra.....................        1,621    $  10.990200   $     17,817      1.4%       11.83%      3.48%       2/1/00
                                    ------------                  ------------
                                        120,563                   $  1,327,013
                                    ------------                  ------------
1999
  Oncore Flex.....................       38,068    $  10.538202   $    401,174      1.5%        5.38%      1.50%       2/1/99
  Oncore Value....................       14,605    $  10.595352   $    154,742      0.9%        5.95%      1.61%       2/1/99
  Oncore & Firstar Oncore
     Premier......................       57,332    $  10.547674   $    604,725      1.4%        5.48%      1.51%       2/1/99
                                    ------------                  ------------
                                        110,005                   $  1,160,641
                                    ------------                  ------------
MARCH SUBACCOUNT
2002
  Top Tradition...................          316    $  10.180415   $      3,215      1.1%      -11.65%      4.17%
  Top Explorer....................          442    $  10.123510   $      4,472      1.3%      -11.83%      5.06%
  Oncore Flex.....................        8,515    $   8.711499   $     74,175      1.5%      -12.00%      4.07%
  Oncore & Firstar Oncore Value...       14,966    $   8.912035   $    133,377      0.9%      -11.48%      4.08%
  Oncore & Firstar Oncore
     Premier......................       66,995    $   8.744519   $    585,844      1.4%      -11.91%      4.15%
  Oncore & Firstar Oncore Xtra....        3,048    $   8.744519   $     26,656      1.4%      -11.91%      4.15%
  Oncore Lite.....................        1,048    $   8.744519   $      9,166      1.4%      -11.91%      4.15%
                                    ------------                  ------------
                                         95,330                   $    836,905
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS: (CONTINUED)
MARCH SUBACCOUNT (CONTINUED)
2001
  Top Tradition...................          285    $  11.523204   $      3,285      1.1%       -6.01%      1.80%
  Top Explorer....................           91    $  11.481491   $      1,049      1.3%       -6.20%      1.83%
  Oncore Flex.....................        9,713    $   9.899611   $     96,156      1.5%       -6.38%      1.67%
  Oncore & Firstar Oncore Value...       18,688    $  10.067556   $    188,146      0.9%       -5.82%      1.69%
  Oncore & Firstar Oncore
     Premier......................       72,336    $   9.927334   $    718,094      1.4%       -6.29%      1.68%
  Oncore & Firstar Oncore Xtra....          184    $   9.927334   $      1,827      1.4%       -6.29%      1.68%
                                    ------------                  ------------
                                        101,297                   $  1,008,557
                                    ------------                  ------------
2000
  Top Tradition...................          214    $  12.259823   $      2,623      1.1%       22.60%      2.04%       3/1/00
  Top Explorer....................           49    $  12.239770   $        599      1.3%       22.40%      2.03%       3/1/00
  Oncore Flex.....................       10,334    $  10.574394   $    109,272      1.5%        4.73%      1.73%
  Oncore & Firstar Oncore Value...       19,092    $  10.689820   $    204,094      0.9%        5.35%      2.33%
  Oncore & Firstar Oncore
     Premier......................       86,194    $  10.593495   $    913,100      1.4%        4.83%      1.84%
  Oncore Xtra.....................          125    $  10.593495   $      1,324      1.4%       22.30%      1.84%       3/1/00
                                    ------------                  ------------
                                        116,008                   $  1,231,012
                                    ------------                  ------------
1999
  Oncore Flex.....................       12,836    $  10.096966   $    129,603      1.5%        0.97%      1.08%       3/1/99
  Oncore Value....................       10,785    $  10.147105   $    109,437      0.9%        1.47%      0.98%       3/1/99
  Oncore & Firstar Oncore
     Premier......................       76,879    $  10.105289   $    776,881      1.4%        1.05%      1.11%       3/1/99
                                    ------------                  ------------
                                        100,500                   $  1,015,921
                                    ------------                  ------------
APRIL SUBACCOUNT
2002
  Top Tradition...................            3    $   9.859315   $         32      1.1%       -7.63%      2.06%
  Top Explorer....................          263    $   9.805947   $      2,577      1.3%       -7.81%      2.12%
  Oncore Flex.....................          923    $   9.110784   $      8,409      1.5%       -7.99%      3.01%
  Oncore & Firstar Oncore Value...       12,414    $   9.315805   $    115,643      0.9%       -7.44%      4.21%
  Oncore & Firstar Oncore
     Premier......................       62,170    $   9.144547   $    568,521      1.4%       -7.90%      4.39%
  Oncore & Firstar Oncore Xtra....        3,466    $   9.144547   $     31,698      1.4%       -7.90%      4.39%
  Oncore Lite.....................          516    $   9.144547   $      4,719      1.4%       -7.90%      4.39%
                                    ------------                  ------------
                                         79,755                   $    731,599
                                    ------------                  ------------
2001
  Top Explorer....................          101    $  10.636662   $      1,078      1.3%       -3.36%      1.88%
  Oncore Flex.....................        1,455    $   9.902143   $     14,403      1.5%       -3.55%      1.78%
  Oncore & Firstar Oncore Value...       22,941    $  10.065069   $    230,906      0.9%       -2.97%      1.79%
  Oncore & Firstar Oncore
     Premier......................      100,471    $   9.929047   $    997,570      1.4%       -3.45%      1.77%
  Oncore & Firstar Oncore Xtra....        1,239    $   9.929047   $     12,307      1.4%       -3.45%      1.77%
                                    ------------                  ------------
                                        126,207                   $  1,256,264
                                    ------------                  ------------
2000
  Top Explorer....................           50    $  11.006256   $        550      1.3%       10.06%      1.86%       4/1/00
  Oncore Flex.....................        1,836    $  10.266586   $     18,847      1.5%        1.03%      1.95%
  Oncore & Firstar Oncore Value...       26,576    $  10.373442   $    275,688      0.9%        1.63%      2.21%
  Oncore & Firstar Oncore
     Premier......................      111,285    $  10.284273   $  1,144,483      1.4%        1.13%      1.84%
  Oncore Xtra.....................          510    $  10.284273   $      5,250      1.4%       15.03%      1.84%       4/1/00
                                    ------------                  ------------
                                        140,257                   $  1,444,818
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS: (CONTINUED)
APRIL SUBACCOUNT (CONTINUED)
1999
  Oncore Flex.....................          884    $  10.162000   $      8,986      1.5%        1.62%      1.25%       4/1/99
  Oncore & Firstar Oncore Value...       16,520    $  10.207320   $    168,626      0.9%        2.07%      1.16%       4/1/99
  Oncore & Firstar Oncore
     Premier......................      106,002    $  10.169517   $  1,077,995      1.4%        1.70%      1.19%       4/1/99
                                    ------------                  ------------
                                        123,406                   $  1,255,607
                                    ------------                  ------------
MAY SUBACCOUNT
2002
  Top Tradition...................          349    $  10.234544   $      3,573      1.1%       -8.93%      3.08%
  Top Explorer....................        1,594    $  10.180683   $     16,227      1.3%       -9.11%      3.23%
  Oncore & Firstar Oncore Value...       15,461    $   8.436159   $    130,431      0.9%       -8.75%      3.59%
  Oncore & Firstar Oncore
     Premier......................       61,041    $   8.284283   $    505,682      1.4%       -9.20%      3.64%
  Oncore & Firstar Oncore Xtra....       11,143    $   8.284283   $     92,311      1.4%       -9.20%      3.64%
  Oncore Lite.....................          627    $   8.284283   $      5,193      1.4%       -9.20%      3.64%
                                    ------------                  ------------
                                         90,215                   $    753,417
                                    ------------                  ------------
2001
  Top Tradition...................            8    $  11.238224   $         88      1.1%       -2.58%      1.63%
  Top Explorer....................          222    $  11.201228   $      2,485      1.3%       -2.77%      1.66%
  Oncore Flex.....................        1,112    $   9.099753   $     10,116      1.5%       -2.97%      1.66%
  Oncore & Firstar Oncore Value...       18,283    $   9.245139   $    169,028      0.9%       -2.39%      1.64%
  Oncore & Firstar Oncore
     Premier......................       77,593    $   9.123748   $    707,949      1.4%       -2.87%      1.61%
  Oncore & Firstar Oncore Xtra....        1,703    $   9.123748   $     15,536      1.4%       -2.87%      1.61%
                                    ------------                  ------------
                                         98,921                   $    905,202
                                    ------------                  ------------
2000
  Top Tradition...................            8    $  11.535915   $         93      1.1%       15.36%      1.53%       5/1/00
  Top Explorer....................          179    $  11.520842   $      2,059      1.3%       15.21%      1.53%       5/1/00
  Oncore Flex.....................        1,223    $   9.378002   $     11,466      1.5%       12.79%      1.39%
  Oncore & Firstar Oncore Value...       17,082    $   9.471169   $    161,785      0.9%       13.46%      1.94%
  Oncore & Firstar Oncore
     Premier......................       88,111    $   9.393413   $    827,668      1.4%       12.90%      1.68%
  Oncore Xtra.....................          148    $   9.393413   $      1,393      1.4%       15.13%      1.68%       5/1/00
                                    ------------                  ------------
                                        106,751                   $  1,004,464
                                    ------------                  ------------
1999
  Oncore Flex.....................        1,438    $   8.314354   $     11,957      1.5%      -16.86%      1.02%       5/3/99
  Oncore & Firstar Oncore Value...        8,296    $   8.347547   $     69,248      0.9%      -16.52%      0.85%       5/3/99
  Oncore & Firstar Oncore
     Premier......................       76,354    $   8.319856   $    635,258      1.4%      -16.80%      1.04%       5/3/99
                                    ------------                  ------------
                                         86,088                   $    716,463
                                    ------------                  ------------
JUNE SUBACCOUNT
2002
  Top Tradition...................          131    $   9.588094   $      1,260      1.1%       -8.62%      3.38%
  Top Explorer....................          317    $   9.539217   $      3,020      1.3%       -8.80%      3.41%
  Oncore Flex.....................          891    $   7.998160   $      7,128      1.5%       -8.98%      3.32%
  Oncore & Firstar Oncore Value...       15,904    $   8.170105   $    129,936      0.9%       -8.43%      3.31%
  Oncore & Firstar Oncore
     Premier......................       55,658    $   8.026498   $    446,735      1.4%       -8.89%      3.37%
  Oncore & Firstar Oncore Xtra....       57,647    $   8.026498   $    462,707      1.4%       -8.89%      3.37%
  Oncore Lite.....................          749    $   8.026498   $      6,014      1.4%       -8.89%      3.37%
                                    ------------                  ------------
                                        131,297                   $  1,056,800
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS: (CONTINUED)
JUNE SUBACCOUNT (CONTINUED)
2001
  Top Tradition...................           70    $  10.492033   $        730      1.1%       -2.39%      1.06%
  Top Explorer....................          317    $  10.459236   $      3,313      1.3%       -2.58%      1.63%
  Oncore Flex.....................        1,186    $   8.786883   $     10,420      1.5%       -2.78%      1.51%
  Oncore & Firstar Oncore Value...       18,360    $   8.922657   $    163,821      0.9%       -2.19%      1.50%
  Oncore & Firstar Oncore
     Premier......................       72,427    $   8.809318   $    638,034      1.4%       -2.68%      1.52%
  Oncore & Firstar Oncore Xtra....       14,025    $   8.809318   $    123,554      1.4%       -2.68%      1.52%
                                    ------------                  ------------
                                        106,385                   $    939,872
                                    ------------                  ------------
2000
  Top Explorer....................          221    $  10.736569   $      2,377      1.3%        7.37%      1.70%       6/1/00
  Oncore Flex.....................        1,343    $   9.037798   $     12,141      1.5%        0.81%      1.67%
  Oncore & Firstar Oncore Value...       21,261    $   9.122863   $    193,962      0.9%        1.41%      1.90%
  Oncore & Firstar Oncore
     Premier......................       93,647    $   9.051886   $    847,676      1.4%        0.91%      1.81%
  Oncore Xtra.....................          708    $   9.051886   $      6,412      1.4%        7.30%      1.81%       6/1/00
                                    ------------                  ------------
                                        117,180                   $  1,062,568
                                    ------------                  ------------
1999
  Oncore Flex.....................        1,644    $   8.965064   $     14,737      1.5%      -10.35%      1.05%       6/1/99
  Oncore & Firstar Oncore Value...       18,773    $   8.996165   $    168,883      0.9%      -10.04%      0.94%       6/1/99
  Oncore & Firstar Oncore
     Premier......................      108,507    $   8.970220   $    973,340      1.4%      -10.30%      0.94%       6/1/99
                                    ------------                  ------------
                                        128,924                   $  1,156,960
                                    ------------                  ------------
JULY SUBACCOUNT
2002
  Top Tradition...................          688    $  10.065103   $      6,925      1.1%       -9.51%      3.19%
  Top Plus........................        1,160    $  10.114945   $     11,732      0.9%       -9.34%      1.70%
  Top Explorer....................          192    $  10.015563   $      1,927      1.3%       -9.69%      2.57%
  Oncore Flex.....................          338    $   7.798307   $      2,637      1.5%       -9.87%      2.40%
  Oncore & Firstar Oncore Value...       35,258    $   7.962073   $    280,727      0.9%       -9.34%      2.50%
  Oncore & Firstar Oncore
     Premier......................       68,176    $   7.825283   $    533,493      1.4%       -9.78%      2.45%
  Oncore & Firstar Oncore Xtra....       16,111    $   7.825283   $    126,075      1.4%       -9.78%      2.45%
  Oncore Lite.....................        1,289    $   7.825283   $     10,087      1.4%       -9.78%      2.45%
                                    ------------                  ------------
                                        123,212                   $    973,603
                                    ------------                  ------------
2001
  Top Tradition...................          166    $  11.123504   $      1,848      1.1%       -4.43%      1.82%
  Top Explorer....................          153    $  11.090680   $      1,692      1.3%       -4.62%      1.65%
  Oncore Flex.....................          455    $   8.652487   $      3,940      1.5%       -4.81%      0.93%
  Oncore & Firstar Oncore Value...       32,826    $   8.781917   $    288,271      0.9%       -4.24%      1.59%
  Oncore & Firstar Oncore
     Premier......................       80,730    $   8.673860   $    700,246      1.4%       -4.71%      1.58%
  Oncore & Firstar Oncore Xtra....        9,709    $   8.673860   $     84,212      1.4%       -4.71%      1.58%
                                    ------------                  ------------
                                        124,039                   $  1,080,209
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS: (CONTINUED)
JULY SUBACCOUNT (CONTINUED)
2000
  Top Tradition...................            3    $  11.638858   $         31      1.1%       16.39%      0.84%       7/1/00
  Top Explorer....................           97    $  11.627611   $      1,124      1.3%       16.28%      0.84%       7/1/00
  Oncore Flex.....................          117    $   9.089407   $      1,065      1.5%        2.80%      1.80%
  Oncore & Firstar Oncore Value...       34,206    $   9.170518   $    313,690      0.9%        3.41%      1.80%
  Oncore & Firstar Oncore
     Premier......................       92,030    $   9.102829   $    837,734      1.4%        2.90%      1.74%
  Oncore Xtra.....................           34    $   9.102829   $        311      1.4%       19.08%      1.74%       7/1/00
                                    ------------                  ------------
                                        126,487                   $  1,153,955
                                    ------------                  ------------
1999
  Oncore Flex.....................          229    $   8.841905   $      2,023      1.5%      -11.58%      0.71%       7/1/99
  Oncore & Firstar Oncore Value...       30,287    $   8.868269   $    268,590      0.9%      -11.32%      0.96%       7/1/99
  Oncore & Firstar Oncore
     Premier......................       81,217    $   8.846278   $    718,480      1.4%      -11.54%      0.97%       7/1/99
                                    ------------                  ------------
                                        111,733                   $    989,093
                                    ------------                  ------------
AUGUST SUBACCOUNT
2002
  Top Tradition...................          234    $   9.674458   $      2,267      1.1%       -8.58%      3.17%
  Top Explorer....................        8,676    $   9.628330   $     83,531      1.3%       -8.76%      3.31%
  Oncore Flex.....................        5,113    $   7.770595   $     39,735      1.5%       -8.94%      2.65%
  Oncore & Firstar Oncore Value...        9,922    $   7.930049   $     78,681      0.9%       -8.39%      2.60%
  Oncore & Firstar Oncore
     Premier......................       43,564    $   7.796877   $    339,662      1.4%       -8.85%      2.67%
  Oncore & Firstar Oncore Xtra....       10,763    $   7.796877   $     83,920      1.4%       -8.85%      2.67%
  Oncore Lite.....................        1,914    $   7.796877   $     14,923      1.4%       -8.85%      2.67%
                                    ------------                  ------------
                                         80,186                   $    642,719
                                    ------------                  ------------
2001
  Top Tradition...................          137    $  10.581981   $      1,446      1.1%       -4.11%      2.08%
  Top Explorer....................        3,648    $  10.552392   $     38,494      1.3%       -4.30%      1.86%
  Oncore Flex.....................        5,320    $   8.533203   $     45,396      1.5%       -4.49%      1.65%
  Oncore & Firstar Oncore Value...       12,287    $   8.656762   $    106,361      0.9%       -3.92%      1.66%
  Oncore & Firstar Oncore
     Premier......................       57,718    $   8.553624   $    493,710      1.4%       -4.39%      1.60%
  Oncore Xtra.....................        5,567    $   8.553624   $     47,618      1.4%       -4.39%      1.60%
                                    ------------                  ------------
                                         84,677                   $    733,025
                                    ------------                  ------------
2000
  Top Tradition...................           62    $  11.035213   $        680      1.1%       10.35%      0.71%       8/1/00
  Top Explorer....................        2,112    $  11.026265   $     23,283      1.3%       10.26%      0.71%       8/1/00
  Oncore Flex.....................        6,624    $   8.934124   $     59,176      1.5%        0.29%      2.04%
  Oncore & Firstar Oncore Value...       13,403    $   9.009581   $    120,754      0.9%        0.89%      1.78%
  Oncore & Firstar Oncore
     Premier......................       77,541    $   8.946631   $    693,745      1.4%        0.39%      1.83%
  Oncore Xtra.....................        3,971    $   8.946631   $     35,528      1.4%       10.72%      1.83%       8/1/00
                                    ------------                  ------------
                                        103,713                   $    933,166
                                    ------------                  ------------
1999
  Oncore Flex.....................        2,889    $   8.907985   $     25,734      1.5%      -10.92%      0.95%       8/2/99
  Oncore & Firstar Oncore Value...       11,450    $   8.930326   $    102,249      0.9%      -10.70%      0.90%       8/2/99
  Oncore & Firstar Oncore
     Premier......................       75,895    $   8.911699   $    676,363      1.4%      -10.88%      0.96%       8/2/99
                                    ------------                  ------------
                                         90,234                   $    804,346
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS: (CONTINUED)
SEPTEMBER SUBACCOUNT
2002
  Top Tradition...................        2,127    $   9.110959   $     19,381      1.1%       -8.86%      2.58%
  Top Explorer....................          163    $   9.069034   $      1,481      1.3%       -9.04%      2.90%
  Oncore & Firstar Oncore Flex....       12,137    $   7.692318   $     93,359      1.5%       -9.22%      2.50%
  Oncore & Firstar Oncore Value...       22,187    $   7.845961   $    174,075      0.9%       -8.68%      2.50%
  Oncore & Firstar Oncore
     Premier......................       37,691    $   7.717646   $    290,889      1.4%       -9.13%      2.55%
  Oncore & Firstar Oncore Xtra....        5,053    $   7.717646   $     38,999      1.4%       -9.13%      2.55%
  Oncore Lite.....................          668    $   7.717646   $      5,155      1.4%       -9.13%      2.55%
                                    ------------                  ------------
                                         80,026                   $    623,339
                                    ------------                  ------------
2001
  Top Tradition...................        2,071    $   9.996512   $     20,705      1.1%       -5.07%      2.36%
  Top Explorer....................          115    $   9.970224   $      1,142      1.3%       -5.26%      1.66%
  Oncore & Firstar Oncore Flex....       12,905    $   8.473433   $    109,346      1.5%       -5.45%      1.38%
  Oncore & Firstar Oncore Value...       24,810    $   8.591526   $    213,162      0.9%       -4.88%      1.39%
  Oncore & Firstar Oncore
     Premier......................       51,454    $   8.492948   $    437,001      1.4%       -5.35%      1.35%
  Oncore & Firstar Oncore Xtra....        1,124    $   8.492948   $      9,547      1.4%       -5.35%      1.35%
  Oncore Lite.....................          295    $   8.492948   $      2,503      1.4%       -4.52%      1.35%      4/17/01
                                    ------------                  ------------
                                         92,774                   $    793,406
                                    ------------                  ------------
2000
  Top Tradition...................            2    $  10.530600   $         22      1.1%        5.31%      0.57%       9/1/00
  Top Explorer....................           50    $  10.523827   $        526      1.3%        5.24%      0.58%       9/1/00
  Oncore & Firstar Oncore Flex....       13,551    $   8.961699   $    121,443      1.5%        1.95%      2.11%
  Oncore & Firstar Oncore Value...       26,115    $   9.032539   $    235,883      0.9%        2.56%      1.77%
  Oncore & Firstar Oncore
     Premier......................       65,224    $   8.973435   $    585,284      1.4%        2.05%      2.04%
  Oncore Xtra.....................            2    $   8.973435   $         17      1.4%        5.20%      2.04%       9/1/00
                                    ------------                  ------------
                                        104,944                   $    943,175
                                    ------------                  ------------
1999
  Oncore & Firstar Oncore Flex....       10,541    $   8.789882   $     92,650      1.5%      -12.10%      1.60%       9/1/99
  Oncore & Firstar Oncore Value...       79,583    $   8.807215   $    700,905      0.9%      -11.93%      0.59%       9/1/99
  Oncore & Firstar Oncore
     Premier......................       76,568    $   8.792764   $    673,251      1.4%      -12.07%      0.61%       9/1/99
                                    ------------                  ------------
                                        166,692                   $  1,466,806
                                    ------------                  ------------
OCTOBER SUBACCOUNT
2002
  Top Tradition...................          727    $  10.568571   $      7,684      1.1%       -6.70%      2.48%
  Top Explorer....................          169    $  10.521716   $      1,780      1.3%       -6.89%      2.52%
  Oncore & Firstar Oncore Flex....        8,445    $   8.942927   $     75,521      1.5%       -7.07%      2.43%
  Oncore & Firstar Oncore Value...       10,579    $   9.117076   $     96,453      0.9%       -6.52%      2.26%
  Oncore & Firstar Oncore
     Premier......................       37,078    $   8.971626   $    332,645      1.4%       -6.98%      2.38%
  Oncore & Firstar Oncore Xtra....       10,433    $   8.971626   $     93,600      1.4%       -6.98%      2.38%
  Oncore Lite.....................        1,530    $   8.971626   $     13,727      1.4%       -6.98%      2.38%
                                    ------------                  ------------
                                         68,961                   $    621,410
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS: (CONTINUED)
OCTOBER SUBACCOUNT (CONTINUED)
2001
  Top Tradition...................          620    $  11.327983   $      7,023      1.1%       -2.66%      1.85%
  Top Explorer....................          123    $  11.300106   $      1,392      1.3%       -2.85%      1.61%
  Oncore & Firstar Oncore Flex....        8,584    $   9.623510   $     82,605      1.5%       -3.04%      1.45%
  Oncore & Firstar Oncore Value...       14,100    $   9.752850   $    137,519      0.9%       -2.46%      1.48%
  Oncore & Firstar Oncore
     Premier......................       48,811    $   9.644863   $    470,769      1.4%       -2.95%      1.43%
  Oncore & Firstar Oncore Xtra....        3,228    $   9.644863   $     31,134      1.4%       -2.95%      1.43%
  Oncore Lite.....................        1,073    $   9.644863   $     10,350      1.4%        0.55%      1.43%      4/17/01
                                    ------------                  ------------
                                         76,539                   $    740,792
                                    ------------                  ------------
2000
  Top Tradition...................           56    $  11.637299   $        652      1.1%       16.37%      0.36%      10/1/00
  Top Explorer....................           49    $  11.631779   $        566      1.3%       16.32%      0.36%      10/1/00
  Oncore & Firstar Oncore Flex....       11,164    $   9.925659   $    110,812      1.5%        7.50%      2.27%
  Oncore & Firstar Oncore Value...       13,715    $   9.999222   $    137,138      0.9%        8.14%      1.66%
  Oncore & Firstar Oncore
     Premier......................       62,194    $   9.937828   $    618,074      1.4%        7.61%      2.32%
  Oncore Xtra.....................          347    $   9.937828   $      3,444      1.4%       17.93%      2.96%      10/1/00
                                    ------------                  ------------
                                         87,525                   $    870,686
                                    ------------                  ------------
1999
  Oncore & Firstar Oncore Flex....       14,194    $   9.232746   $    131,047      1.5%       -7.67%      0.65%      10/1/99
  Oncore & Firstar Oncore Value...       63,617    $   9.246429   $    588,233      0.9%       -7.54%      0.65%      10/1/99
  Oncore & Firstar Oncore
     Premier......................       73,188    $   9.235010   $    675,893      1.4%       -7.65%      0.64%      10/1/99
                                    ------------                  ------------
                                        150,999                   $  1,395,173
                                    ------------                  ------------
NOVEMBER SUBACCOUNT
2002
  Top Tradition...................        3,163    $   7.926971   $     25,072      1.1%      -13.99%      2.51%
  Top Plus........................          894    $   7.976817   $      7,135      0.9%      -13.82%      3.33%
  Top Explorer....................        1,456    $   7.877482   $     11,472      1.3%      -14.16%      2.47%
  Oncore Flex.....................        2,701    $   7.828372   $     21,147      1.5%      -14.33%      2.25%
  Oncore & Firstar Oncore Value...       12,656    $   7.976817   $    100,953      0.9%      -13.82%      2.36%
  Oncore & Firstar Oncore
     Premier......................       40,536    $   7.852855   $    318,319      1.4%      -14.24%      2.43%
  Oncore & Firstar Oncore Xtra....       15,218    $   7.852855   $    119,503      1.4%      -14.24%      2.43%
  Oncore Lite.....................          521    $   7.852855   $      4,092      1.4%      -14.24%      2.43%
                                    ------------                  ------------
                                         77,145                   $    607,693
                                    ------------                  ------------
2001
  Top Tradition...................        2,651    $   9.216288   $     24,431      1.1%       -2.42%      1.41%
  Top Plus........................          214    $   9.255888   $      1,982      0.9%       -2.22%      1.36%
  Top Explorer....................        1,240    $   9.176908   $     11,382      1.3%       -2.61%      2.21%
  Oncore Flex.....................        4,590    $   9.137733   $     41,940      1.5%       -2.81%      1.39%
  Oncore & Firstar Oncore Value...       14,725    $   9.255888   $    136,289      0.9%       -2.22%      1.41%
  Oncore & Firstar Oncore
     Premier......................       41,526    $   9.157275   $    380,269      1.4%       -2.71%      1.35%
  Oncore & Firstar Oncore Xtra....       11,728    $   9.157275   $    107,397      1.4%       -2.71%      1.35%
  Oncore Lite.....................          246    $   9.157275   $      2,250      1.4%       -0.32%      1.35%      4/17/01
                                    ------------                  ------------
                                         76,920                   $    705,940
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS: (CONTINUED)
NOVEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition...................        2,104    $   9.444713   $     19,870      1.1%       -6.43%      1.81%
  Top Plus........................          227    $   9.466431   $      2,144      1.1%       -6.25%      1.67%
  Top Explorer....................           57    $   9.423069   $        538      1.3%       -6.62%      2.11%
  Oncore Flex.....................        3,401    $   9.401503   $     31,974      1.5%       -6.80%      1.76%
  Oncore & Firstar Oncore Value...       11,664    $   9.466431   $    110,424      0.9%       -6.25%      1.48%
  Oncore & Firstar Oncore
     Premier......................       54,323    $   9.412267   $    511,308      1.4%       -6.71%      1.79%
  Oncore Xtra.....................           70    $   9.412267   $        655      1.4%       -6.71%      1.79%
                                    ------------                  ------------
                                         71,846                   $    676,913
                                    ------------                  ------------
1999
  Top Tradition...................        2,102    $  10.093952   $     21,222      1.1%        0.94%      0.36%      11/1/99
  Top Plus........................          660    $  10.097329   $      6,668      0.9%        0.97%      0.32%      11/1/99
  Top Explorer....................          332    $  10.090668   $      3,355      1.3%        0.91%      0.32%      11/1/99
  Oncore Flex.....................        4,234    $  10.087394   $     42,712      1.5%        0.87%      0.32%      11/1/99
  Oncore & Firstar Oncore Value...       63,205    $  10.097239   $    638,182      0.9%        0.97%      0.33%      11/1/99
  Oncore & Firstar Oncore
     Premier......................       60,892    $  10.089029   $    614,341      1.4%        0.89%      0.32%      11/1/99
                                    ------------                  ------------
                                        131,425                   $  1,326,480
                                    ------------                  ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition...................          237    $   8.263209   $      1,956      1.1%      -14.53%      4.20%
  Top Plus........................          331    $   8.313818   $      2,754      0.9%      -14.36%      2.31%
  Top Explorer....................        1,129    $   8.212927   $      9,270      1.3%      -14.70%      2.50%
  Oncore Flex.....................          500    $   8.163072   $      4,082      1.5%      -14.86%      2.34%
  Oncore & Firstar Oncore Value...        8,368    $   8.313818   $     69,574      0.9%      -14.36%      2.29%
  Oncore & Firstar Oncore
     Premier......................       27,878    $   8.187941   $    228,266      1.4%      -14.78%      2.45%
  Oncore & Firstar Oncore Xtra....       10,013    $   8.187941   $     81,983      1.4%      -14.78%      2.45%
  Oncore Lite.....................          800    $   8.187941   $      6,551      1.4%      -14.78%      2.45%
                                    ------------                  ------------
                                         49,256                   $    404,436
                                    ------------                  ------------
2001
  Top Tradition...................           61    $   9.667527   $        591      1.1%       -1.97%      1.28%
  Top Plus........................          388    $   9.707487   $      3,766      0.9%       -1.77%      1.26%
  Top Explorer....................          994    $   9.627760   $      9,572      1.3%       -2.17%      2.62%
  Oncore Flex.....................          633    $   9.588243   $      6,066      1.5%       -2.36%      1.28%
  Oncore & Firstar Oncore Value...       10,587    $   9.707487   $    102,773      0.9%       -1.77%      1.28%
  Oncore & Firstar Oncore
     Premier......................       30,835    $   9.607965   $    296,260      1.4%       -2.26%      1.26%
  Oncore & Firstar Oncore Xtra....        7,532    $   9.607965   $     72,371      1.4%       -2.26%      1.26%
  Oncore Lite.....................          256    $   9.607965   $      2,460      1.4%       -0.26%      1.26%      4/17/01
                                    ------------                  ------------
                                         51,286                   $    493,859
                                    ------------                  ------------
2000
  Top Tradition...................           62    $   9.861820   $        608      1.1%       -1.45%      2.15%
  Top Plus........................          438    $   9.882898   $      4,331      0.9%       -1.26%      1.86%
  Top Explorer....................           54    $   9.840814   $        535      1.3%       -1.65%      0.21%
  Oncore Flex.....................          617    $   9.819899   $      6,056      1.5%       -1.84%      1.97%
  Oncore & Firstar Oncore Value...       10,636    $   9.882898   $    105,112      0.9%       -1.26%      1.53%
  Oncore & Firstar Oncore
     Premier......................       40,467    $   9.830347   $    397,807      1.4%       -1.75%      1.78%
  Oncore Xtra.....................        1,085    $   9.830347   $     10,667      1.4%       -1.75%      1.78%
                                    ------------                  ------------
                                         53,359                   $    525,116
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 10 PORTFOLIOS: (CONTINUED)
DECEMBER SUBACCOUNT (CONTINUED)
1999
  Top Tradition...................            7    $  10.007412   $         73      1.1%        0.07%      0.07%      12/1/99
  Top Plus........................          484    $  10.009047   $      4,846      0.9%        0.09%      0.07%      12/1/99
  Oncore Flex.....................          727    $  10.004157   $      7,269      1.5%        0.04%      0.06%      12/1/99
  Oncore & Firstar Oncore Value...       62,994    $  10.009047   $    630,513      0.9%        0.09%      0.07%      12/1/99
  Oncore & Firstar Oncore
     Premier......................       60,716    $  10.004968   $    607,457      1.4%        0.05%      0.06%      12/1/99
  Oncore Xtra.....................        1,047    $  10.004968   $     10,477      1.4%        0.05%      0.06%      12/1/99
                                    ------------                  ------------
                                        125,975                   $  1,260,635
                                    ------------                  ------------
DOW TARGET 5 PORTFOLIOS:
JANUARY SUBACCOUNT
2002
  Top Tradition...................           16    $   9.256458   $        145      1.1%      -13.55%      3.06%
  Top Explorer....................          824    $   9.201833   $      7,586      1.3%      -13.72%      3.07%
  Oncore & Firstar Oncore
     Premier......................        4,606    $   9.174638   $     42,255      1.4%      -13.81%      2.89%
  Oncore & Firstar Oncore Xtra....        5,681    $   9.174638   $     52,124      1.4%      -13.81%      2.89%
  Oncore Lite.....................        1,928    $   9.174638   $     17,693      1.4%      -13.81%      2.89%
                                    ------------                  ------------
                                         13,055                   $    119,803
                                    ------------                  ------------
2001
  Top Tradition...................           16    $  10.707627   $        169      1.1%       -4.35%      1.93%
  Top Explorer....................          782    $  10.665537   $      8,345      1.3%       -4.54%      1.89%
  Oncore Flex.....................            4    $  10.623676   $         46      1.5%       -4.73%      1.89%
  Oncore Value....................           65    $  10.749930   $        701      0.9%       -4.16%      1.46%
  Oncore & Firstar Oncore
     Premier......................        5,882    $  10.644549   $     62,608      1.4%       -4.63%      1.86%
  Oncore & Firstar Oncore Xtra....        6,131    $  10.644549   $     65,253      1.4%       -4.63%      1.86%
                                    ------------                  ------------
                                         12,880                   $    137,122
                                    ------------                  ------------
2000
  Top Tradition...................           11    $  11.194408   $        122      1.1%       11.94%      3.20%       1/3/00
  Top Explorer....................          786    $  11.172600   $      8,777      1.3%       11.73%      3.20%       1/3/00
  Oncore Value....................          227    $  11.216294   $      2,541      0.9%       12.16%      3.04%       1/3/00
  Oncore & Firstar Oncore
     Premier......................        6,343    $  11.161704   $     70,803      1.4%       11.62%      3.19%       1/3/00
  Oncore Xtra.....................        6,015    $  11.161704   $     67,140      1.4%       11.62%      3.19%       1/3/00
                                    ------------                  ------------
                                         13,382                   $    149,383
                                    ------------                  ------------
FEBRUARY SUBACCOUNT
2002
  Top I...........................           95    $  10.766311   $      1,021      1.1%       -8.49%      2.77%
  Top Tradition...................            1    $  10.766311   $         15      1.1%       -8.49%      2.79%
  Oncore Value....................           26    $  10.828569   $        281      0.9%       -8.31%      2.21%
  Oncore & Firstar Oncore
     Premier......................        4,975    $  10.673665   $     53,093      1.4%       -8.76%      2.73%
  Oncore & Firstar Oncore Xtra....        7,960    $  10.673665   $     84,961      1.4%       -8.76%      2.73%
  Oncore Lite.....................          343    $  10.673665   $      3,666      1.4%       -8.76%      2.73%
                                    ------------                  ------------
                                         13,400                   $    143,037
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 5 PORTFOLIOS: (CONTINUED)
FEBRUARY SUBACCOUNT (CONTINUED)
2001
  Top I...........................           95    $  11.765062   $      1,118      1.1%       -2.52%      2.01%
  Oncore Flex.....................            4    $  11.676483   $         49      1.5%       -2.91%      2.19%
  Oncore Value....................           96    $  11.809675   $      1,130      0.9%       -2.33%      1.85%
  Oncore & Firstar Oncore
     Premier......................        5,028    $  11.698512   $     58,819      1.4%       -2.81%      1.99%
  Oncore & Firstar Oncore Xtra....        7,066    $  11.698512   $     82,658      1.4%       -2.81%      1.99%
                                    ------------                  ------------
                                         12,289                   $    143,774
                                    ------------                  ------------
2000
  Top I...........................           95    $  12.069679   $      1,150      1.1%       20.70%      2.84%       2/1/00
  Oncore Value....................          207    $  12.091353   $      2,501      0.9%       20.91%      2.69%       2/1/00
  Oncore Premier..................        5,196    $  12.037262   $     62,545      1.4%       20.37%      2.83%       2/1/00
  Oncore Xtra.....................        3,674    $  12.037262   $     44,222      1.4%       20.37%      2.83%       2/1/00
                                    ------------                  ------------
                                          9,172                   $    110,418
                                    ------------                  ------------
MARCH SUBACCOUNT
2002
  Top I...........................           52    $  11.504336   $        603      1.1%       -9.91%      3.31%
  Top Tradition...................          559    $  11.504336   $      6,426      1.1%       -9.91%      4.36%
  Top Plus........................        1,223    $  11.569043   $     14,148      0.9%       -9.73%      4.38%
  Top Explorer....................          350    $  11.440015   $      4,008      1.5%      -10.09%      3.36%
  Oncore Value....................          686    $  11.569043   $      7,932      0.9%       -9.73%      4.21%
  Oncore & Firstar Oncore
     Premier......................        5,191    $  11.408008   $     59,224      1.4%      -10.18%      3.34%
  Oncore Xtra.....................        4,124    $  11.408008   $     47,049      1.4%      -10.18%      3.34%
  Oncore Lite.....................          290    $  11.408008   $      3,307      1.4%      -10.18%      3.34%
                                    ------------                  ------------
                                         12,475                   $    142,697
                                    ------------                  ------------
2001
  Top I...........................           53    $  12.769902   $        671      1.1%       -5.63%      1.59%
  Top Tradition...................            9    $  12.769902   $        119      1.1%       -5.63%      1.58%
  Top Plus........................          642    $  12.816307   $      8,229      0.9%       -5.45%      1.32%
  Oncore Flex.....................            4    $  12.677705   $         48      1.5%       -6.01%      1.59%
  Oncore Value....................           85    $  12.816307   $      1,090      0.9%       -5.45%      1.32%
  Oncore & Firstar Oncore
     Premier......................        6,159    $  12.700642   $     78,234      1.4%       -5.92%      1.29%
  Oncore & Firstar Oncore Xtra....        3,534    $  12.700642   $     44,879      1.4%       -5.92%      1.29%
                                    ------------                  ------------
                                         10,486                   $    133,270
                                    ------------                  ------------
2000
  Top Plus........................          642    $  13.554487   $      8,704      0.9%       35.54%      2.97%       3/1/00
  Oncore Value....................           85    $  13.554487   $      1,156      0.9%       35.54%      2.49%       3/1/00
  Oncore & Firstar Oncore
     Premier......................        5,842    $  13.499162   $     78,857      1.4%       34.99%      2.95%       3/1/00
  Oncore Xtra.....................        3,334    $  13.499162   $     45,007      1.4%       34.99%      2.95%       3/1/00
                                    ------------                  ------------
                                          9,903                   $    133,724
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 5 PORTFOLIOS: (CONTINUED)
APRIL SUBACCOUNT
2002
  Top Tradition...................          366    $   9.768484   $      3,576      1.1%      -10.51%      3.10%
  Top Explorer....................           83    $   9.715627   $        805      1.5%      -10.69%      2.11%
  Oncore Value....................          146    $   9.821690   $      1,438      0.9%      -10.33%      2.88%
  Oncore Premier..................        3,952    $   9.689305   $     38,280      1.4%      -10.78%      3.06%
  Oncore Xtra.....................        4,701    $   9.689305   $     45,552      1.4%      -10.78%      3.06%
  Oncore Lite.....................          361    $   9.689305   $      3,500      1.4%      -10.78%      3.06%
                                    ------------                  ------------
                                          9,609                   $     93,151
                                    ------------                  ------------
2001
  Top Tradition...................          364    $  10.916013   $      3,973      1.1%      -11.61%      1.66%
  Oncore Flex.....................            4    $  10.841084   $         48      1.5%      -11.96%      1.66%
  Oncore Value....................          221    $  10.953742   $      2,424      0.9%      -11.43%      1.61%
  Oncore Premier..................        3,963    $  10.859730   $     43,039      1.4%      -11.87%      1.67%
  Oncore Xtra.....................        3,792    $  10.859730   $     41,171      1.4%      -11.87%      1.67%
                                    ------------                  ------------
                                          8,344                   $     90,655
                                    ------------                  ------------
2000
  Oncore Value....................          297    $  12.367659   $      3,672      0.9%       23.68%      1.95%       4/3/00
  Oncore Premier..................        5,026    $  12.322650   $     61,935      1.4%       23.23%      1.97%       4/3/00
  Oncore Xtra.....................        3,414    $  12.322650   $     42,073      1.4%       23.23%      1.97%       4/3/00
                                    ------------                  ------------
                                          8,737                   $    107,680
                                    ------------                  ------------
MAY SUBACCOUNT
2002
  Top Tradition...................            2    $   9.747448   $         20      1.1%      -15.16%      2.21%
  Top Explorer....................           89    $   9.696156   $        859      1.5%      -15.32%      2.18%
  Oncore Value....................           25    $   9.799062   $        246      0.9%      -14.99%      2.81%
  Oncore & Firstar Oncore
     Premier......................        3,741    $   9.670632   $     36,176      1.4%      -15.41%      3.24%
  Oncore Xtra.....................        4,004    $   9.670632   $     38,723      1.4%      -15.41%      3.24%
  Oncore Lite.....................          269    $   9.670632   $      2,604      1.4%      -15.41%      3.24%
                                    ------------                  ------------
                                          8,130                   $     78,628
                                    ------------                  ------------
2001
  Oncore Flex.....................          976    $  11.413128   $     11,140      1.5%      -10.60%      1.65%
  Oncore Value....................           65    $  11.526500   $        746      0.9%      -10.07%      1.61%
  Oncore & Firstar Oncore
     Premier......................        3,882    $  11.431892   $     44,384      1.4%      -10.51%      1.67%
  Oncore & Firstar Oncore Xtra....        3,607    $  11.431892   $     41,233      1.4%      -10.51%      1.67%
                                    ------------                  ------------
                                          8,530                   $     97,503
                                    ------------                  ------------
2000
  Oncore Flex.....................          972    $  12.766612   $     12,413      1.5%       27.67%      1.96%       5/1/00
  Oncore Value....................           71    $  12.816729   $        908      0.9%       28.17%      1.43%       5/1/00
  Oncore & Firstar Oncore
     Premier......................        4,026    $  12.774931   $     51,429      1.4%       27.75%      1.95%       5/1/00
  Oncore Xtra.....................        3,201    $  12.774931   $     40,892      1.4%       27.75%      1.95%       5/1/00
                                    ------------                  ------------
                                          8,270                   $    105,642
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 5 PORTFOLIOS: (CONTINUED)
JUNE SUBACCOUNT
2002
  Top I...........................          421    $   9.228008   $      3,888      1.1%      -12.65%      2.93%
  Top Tradition...................            7    $   9.228008   $         63      1.1%      -12.65%      3.31%
  Oncore Value....................           25    $   9.275316   $        236      0.9%      -12.47%      2.18%
  Oncore & Firstar Oncore
     Premier......................        3,673    $   9.157556   $     33,632      1.4%      -12.90%      2.26%
  Oncore Xtra.....................        4,221    $   9.157556   $     38,656      1.4%      -12.90%      2.26%
  Oncore Lite.....................          308    $   9.157556   $      2,817      1.4%      -12.90%      2.26%
                                    ------------                  ------------
                                          8,655                   $     79,292
                                    ------------                  ------------
2001
  Top I...........................          422    $  10.563869   $      4,455      1.1%       -9.40%      1.47%
  Top Tradition...................            4    $  10.563869   $         47      1.1%       -9.40%      1.47%
  Oncore Flex.....................            9    $  10.498008   $         95      1.5%       -9.76%      1.34%
  Oncore Value....................           63    $  10.597004   $        672      0.9%       -9.22%      1.24%
  Oncore & Firstar Oncore
     Premier......................        3,898    $  10.514396   $     40,989      1.4%       -9.67%      1.42%
  Oncore & Firstar Oncore Xtra....       14,083    $  10.514396   $    148,061      1.4%       -9.67%      1.42%
                                    ------------                  ------------
                                         18,479                   $    194,319
                                    ------------                  ------------
2000
  Oncore Flex.....................            5    $  11.633577   $         58      1.5%       16.34%      1.48%       6/1/00
  Oncore Value....................           64    $  11.673423   $        742      0.9%       16.73%      1.48%       6/1/00
  Oncore Premier..................        2,696    $  11.640186   $     31,385      1.4%       16.40%      1.49%       6/1/00
  Oncore Xtra.....................        3,427    $  11.640186   $     39,896      1.4%       16.40%      1.49%       6/1/00
                                    ------------                  ------------
                                          6,192                   $     72,081
                                    ------------                  ------------
JULY SUBACCOUNT
2002
  Top Tradition...................            7    $   9.720700   $         67      1.1%      -11.76%      2.57%
  Oncore Flex.....................          257    $   9.625278   $      2,475      1.5%      -12.11%      2.34%
  Oncore Value....................       20,766    $   9.768851   $    202,861      0.9%      -11.58%      3.49%
  Oncore & Firstar Oncore
     Premier......................        2,045    $   9.648991   $     19,724      1.4%      -12.02%      1.71%
  Oncore Xtra.....................        1,058    $   9.648991   $     10,211      1.4%      -12.02%      1.71%
  Oncore Lite.....................          326    $   9.648991   $      3,149      1.4%      -12.02%      1.71%
                                    ------------                  ------------
                                         24,459                   $    238,487
                                    ------------                  ------------
2001
  Top Tradition...................            4    $  11.016026   $         49      1.1%       -6.33%      0.82%
  Top Explorer....................            3    $  10.983500   $         38      1.3%       -6.51%      0.82%
  Oncore Flex.....................          266    $  10.951136   $      2,918      1.5%       -6.70%      1.76%
  Oncore Value....................           62    $  11.048678   $        681      0.9%       -6.14%      1.56%
  Oncore & Firstar Oncore
     Premier......................        2,180    $  10.967284   $     23,904      1.4%       -6.61%      1.67%
  Oncore & Firstar Oncore Xtra....        7,339    $  10.967284   $     80,480      1.4%       -6.61%      1.67%
                                    ------------                  ------------
                                          9,854                   $    108,070
                                    ------------                  ------------
2000
  Oncore Flex.....................            5    $  11.737519   $         59      1.5%       17.38%      1.13%       7/3/00
  Oncore Value....................           62    $  11.771617   $        728      0.9%       17.72%      1.13%       7/3/00
  Oncore Premier..................        2,063    $  11.743179   $     24,225      1.4%       17.43%      1.14%       7/3/00
  Oncore Xtra.....................          497    $  11.743179   $      5,839      1.4%       17.43%      1.14%       7/3/00
                                    ------------                  ------------
                                          2,627                   $     30,851
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 5 PORTFOLIOS: (CONTINUED)
AUGUST SUBACCOUNT
2002
  Top Tradition...................          122    $  11.617437   $      1,421      1.1%       -2.20%      1.85%
  Top Explorer....................        2,091    $  11.562059   $     24,173      1.3%       -2.40%      2.03%
  Oncore & Firstar Oncore
     Premier......................       13,591    $  11.534489   $    156,768      1.4%       -2.49%      2.02%
  Oncore & Firstar Oncore Xtra....        2,739    $  11.534489   $     31,594      1.4%       -2.49%      2.02%
                                    ------------                  ------------
                                         18,543                   $    213,956
                                    ------------                  ------------
2001
  Top Tradition...................          424    $  11.879245   $      5,035      1.1%        0.78%      2.34%
  Top Plus........................          703    $  11.912570   $      8,380      0.9%        0.98%      1.01%
  Top Explorer....................        2,137    $  11.846045   $     25,310      1.3%        0.58%      1.01%
  Oncore Flex.....................            9    $  11.812984   $        106      1.5%        0.38%      1.88%
  Oncore Value....................           35    $  11.912570   $        420      0.9%        0.98%      1.66%
  Oncore & Firstar Oncore
     Premier......................       14,847    $  11.829490   $    175,634      1.4%        0.48%      2.39%
  Oncore & Firstar Oncore Xtra....        1,695    $  11.829490   $     20,051      1.4%        0.48%      2.39%
                                    ------------                  ------------
                                         19,850                   $    234,936
                                    ------------                  ------------
2000
  Top Tradition...................           58    $  11.787825   $        680      1.1%       17.88%      0.81%       8/1/00
  Oncore Flex.....................            5    $  11.768752   $         59      1.5%       17.69%      0.81%       8/1/00
  Oncore Value....................           35    $  11.797386   $        416      0.9%       17.97%      0.81%       8/1/00
  Oncore Premier..................        1,724    $  11.773510   $     20,295      1.4%       17.74%      0.82%       8/1/00
  Oncore Xtra.....................           11    $  11.773510   $        130      1.4%       17.74%      0.82%       8/1/00
                                    ------------                  ------------
                                          1,833                   $     21,580
                                    ------------                  ------------
SEPTEMBER SUBACCOUNT
2002
  Top Tradition...................          239    $  10.028142   $      2,395      1.1%      -14.77%      2.24%
  Oncore Value....................        3,107    $   7.523456   $     23,372      0.9%      -14.60%      4.81%
  Oncore & Firstar Oncore
     Premier......................       11,392    $   7.400409   $     84,316      1.4%      -15.03%      2.27%
  Oncore & Firstar Oncore Xtra....        1,537    $   7.400409   $     11,372      1.4%      -15.03%      2.27%
                                    ------------                  ------------
                                         16,275                   $    121,455
                                    ------------                  ------------
2001
  Top Tradition...................          236    $  11.766432   $      2,778      1.1%        1.24%      0.36%
  Top Explorer....................            4    $  11.735516   $         44      1.3%        1.04%      0.36%
  Oncore Flex.....................           12    $   8.689052   $        107      1.5%        0.84%      1.03%
  Oncore Value....................          270    $   8.810112   $      2,375      0.9%        1.44%      0.99%
  Oncore & Firstar Oncore
     Premier......................       11,935    $   8.709050   $    103,948      1.4%        0.94%      1.00%
  Oncore & Firstar Oncore Xtra....          621    $   8.709050   $      5,405      1.4%        0.94%      1.00%
                                    ------------                  ------------
                                         13,078                   $    114,657
                                    ------------                  ------------
2000
  Oncore Flex.....................            7    $   8.617025   $         58      1.5%       15.14%      0.81%
  Oncore Value....................          289    $   8.685121   $      2,510      0.9%       15.82%      2.52%
  Oncore Premier..................       11,687    $   8.628297   $    100,849      1.4%       15.25%      2.33%
  Oncore Xtra.....................           16    $   8.628297   $        135      1.4%       16.11%      2.33%       9/1/00
                                    ------------                  ------------
                                         11,999                   $    103,552
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 5 PORTFOLIOS: (CONTINUED)
SEPTEMBER SUBACCOUNT (CONTINUED)
1999
  Oncore Value....................        1,003    $   7.498869   $      7,520      0.9%      -25.01%      0.76%       9/1/99
  Oncore Premier..................        9,789    $   7.486547   $     73,290      1.4%      -25.13%      1.06%       9/1/99
                                    ------------                  ------------
                                         10,792                   $     80,810
                                    ------------                  ------------
OCTOBER SUBACCOUNT
2002
  Top Tradition...................           15    $  11.819898   $        178      1.1%       -6.92%      2.49%
  Top Plus........................          761    $  11.872577   $      9,034      0.9%       -6.73%      2.45%
  Top Explorer....................           38    $  11.767492   $        450      1.3%       -7.10%      2.36%
  Oncore Value....................        3,179    $   8.775583   $     27,899      0.9%       -6.73%      2.78%
  Oncore & Firstar Oncore
     Premier......................       10,316    $   8.635585   $     89,088      1.4%       -7.19%      2.29%
  Oncore & Firstar Oncore Xtra....        1,257    $   8.635585   $     10,853      1.4%       -7.19%      2.29%
  Oncore Lite.....................          129    $   8.635585   $      1,110      1.4%       -7.19%      2.29%
                                    ------------                  ------------
                                         15,695                   $    138,612
                                    ------------                  ------------
2001
  Top Tradition...................           13    $  12.698301   $        162      1.1%        2.08%      1.61%
  Top Plus........................          761    $  12.729653   $      9,686      0.9%        2.28%      0.54%
  Top Explorer....................           42    $  12.667052   $        530      1.3%        1.87%      0.54%
  Oncore Flex.....................           13    $   9.284298   $        116      1.5%        1.67%      1.62%
  Oncore Value....................        1,206    $   9.409087   $     11,352      0.9%        2.28%      1.52%
  Oncore & Firstar Oncore
     Premier......................       12,987    $   9.304931   $    120,843      1.4%        1.77%      1.30%
  Oncore & Firstar Oncore Xtra....        3,306    $   9.304931   $     30,765      1.4%        1.77%      1.30%
  Oncore Lite.....................          129    $   9.304931   $      1,202      1.4%        1.73%      1.30%      4/17/01
                                    ------------                  ------------
                                         18,457                   $    174,656
                                    ------------                  ------------
2000
  Top Tradition...................            7    $  12.440161   $         87      1.1%       24.40%      0.36%      10/1/00
  Oncore Flex.....................            7    $   9.131804   $         60      1.5%        7.46%      0.36%
  Oncore Value....................          956    $   9.199476   $      8,790      0.9%        8.09%      2.59%
  Oncore & Firstar Oncore
     Premier......................       25,618    $   9.143022   $    234,233      1.4%        7.56%      2.59%
  Oncore Xtra.....................           14    $   9.143022   $        128      1.4%       24.85%      2.59%      10/1/00
                                    ------------                  ------------
                                         26,602                   $    243,298
                                    ------------                  ------------
1999
  Oncore Value....................          946    $   8.510857   $      8,048      0.9%      -14.89%      0.67%      10/1/99
  Oncore Premier..................       20,835    $   8.500346   $    177,112      1.4%      -15.00%      0.67%      10/1/99
                                    ------------                  ------------
                                         21,781                   $    185,160
                                    ------------                  ------------
NOVEMBER SUBACCOUNT
2002
  Top Tradition...................          649    $   7.231070   $      4,691      1.1%      -16.30%      3.84%
  Top Plus........................          732    $   7.276536   $      5,329      0.9%      -16.13%      0.90%
  Top Explorer....................        1,217    $   7.185911   $      8,743      1.3%      -16.46%      2.52%
  Oncore Value....................        4,107    $   7.276536   $     29,886      0.9%      -16.13%      2.95%
  Oncore & Firstar Oncore
     Premier......................        6,732    $   7.163439   $     48,217      1.4%      -16.54%      2.26%
  Oncore & Firstar Oncore Xtra....        2,463    $   7.163439   $     17,646      1.4%      -16.54%      2.26%
  Oncore Lite.....................          102    $   7.163439   $        732      1.4%      -16.54%      2.26%
                                    ------------                  ------------
                                         16,002                   $    115,244
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 5 PORTFOLIOS: (CONTINUED)
NOVEMBER SUBACCOUNT (CONTINUED)
2001
  Top Tradition...................          112    $   8.638926   $        966      1.1%        1.15%      1.42%
  Top Explorer....................        1,062    $   8.602000   $      9,133      1.3%        0.95%      1.42%
  Oncore Flex.....................           12    $   8.565296   $        107      1.5%        0.75%      1.50%
  Oncore Value....................        2,044    $   8.676037   $     17,733      0.9%        1.35%      1.42%
  Oncore & Firstar Oncore
     Premier......................        7,098    $   8.583584   $     60,929      1.4%        0.85%      1.45%
  Oncore & Firstar Oncore Xtra....        5,671    $   8.583584   $     48,675      1.4%        0.85%      1.45%
  Oncore Lite.....................          205    $   8.583584   $      1,758      1.4%       -3.06%      1.45%      4/17/01
                                    ------------                  ------------
                                         16,204                   $    139,301
                                    ------------                  ------------
2000
  Top Tradition...................          112    $   8.540946   $        956      1.1%      -14.25%      2.80%
  Top Explorer....................          991    $   8.521374   $      8,441      1.3%      -14.42%      2.56%
  Oncore Flex.....................            6    $   8.501874   $         53      1.5%      -14.59%      0.41%
  Oncore Value....................        2,105    $   8.560591   $     18,019      0.9%      -14.08%      2.58%
  Oncore & Firstar Oncore
     Premier......................        7,755    $   8.511600   $     66,018      1.4%      -14.50%      2.57%
  Oncore Xtra.....................           15    $   8.511600   $        125      1.4%      -14.50%      2.57%
                                    ------------                  ------------
                                         10,984                   $     93,612
                                    ------------                  ------------
1999
  Top Tradition...................           60    $   9.960325   $        600      1.1%       -0.40%      0.00%      11/1/99
  Top Explorer....................        1,151    $   9.957083   $     11,462      1.3%       -0.43%      0.42%      11/1/99
  Oncore Value....................        1,907    $   9.963566   $     18,997      0.9%       -0.36%      0.42%      11/1/99
  Oncore & Firstar Oncore
     Premier......................        7,283    $   9.955465   $     72,511      1.4%       -0.45%      0.42%      11/1/99
                                    ------------                  ------------
                                         10,401                   $    103,570
                                    ------------                  ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition...................            8    $   8.918335   $         72      1.1%      -18.44%      2.77%
  Top Plus........................          792    $   8.972972   $      7,105      0.9%      -18.28%      2.33%
  Top Explorer....................          345    $   8.864105   $      3,061      1.3%      -18.60%      2.89%
  Oncore Value....................        2,047    $   8.972972   $     18,368      0.9%      -18.28%     12.68%
  Oncore & Firstar Oncore
     Premier......................        8,227    $   8.837123   $     72,706      1.4%      -18.68%      2.23%
  Oncore & Firstar Oncore Xtra....        7,777    $   8.837123   $     68,724      1.4%      -18.68%      2.23%
  Oncore Lite.....................           76    $   8.837123   $        672      1.4%      -18.68%      2.23%
                                    ------------                  ------------
                                         19,272                   $    170,708
                                    ------------                  ------------
2001
  Top Tradition...................            5    $  10.934492   $         59      1.1%        3.20%      0.96%
  Top Plus........................          792    $  10.979675   $      8,693      0.9%        3.41%      0.97%
  Top Explorer....................          211    $  10.889552   $      2,303      1.3%        3.00%      0.94%
  Oncore Flex.....................           10    $  10.844863   $        106      1.5%        2.79%      0.93%
  Oncore Value....................           63    $  10.979675   $        690      0.9%        3.41%      0.97%
  Oncore & Firstar Oncore
     Premier......................        7,632    $  10.867159   $     82,941      1.4%        2.90%      0.96%
  Oncore & Firstar Oncore Xtra....       10,095    $  10.867159   $    109,689      1.4%        2.90%      0.96%
  Oncore Lite.....................          152    $  10.867159   $      1,656      1.4%        0.93%      0.96%      4/17/01
                                    ------------                  ------------
                                         18,960                   $    206,137
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
DOW TARGET 5 PORTFOLIOS: (CONTINUED)
DECEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition...................            5    $  10.595121   $         58      1.1%        5.88%      0.01%
  Top Plus........................          792    $  10.617749   $      8,407      0.9%        6.09%      2.42%
  Top Explorer....................          123    $  10.572580   $      1,303      1.3%        5.67%      2.42%
  Oncore Flex.....................            5    $  10.550116   $         55      1.5%        5.46%      0.62%
  Oncore Value....................           63    $  10.617749   $        669      0.9%        6.09%      2.34%
  Oncore & Firstar Oncore
     Premier......................        6,903    $  10.561334   $     72,908      1.4%        5.57%      2.82%
  Oncore Xtra.....................        9,720    $  10.561334   $    102,646      1.4%        5.57%      2.82%
                                    ------------                  ------------
                                         17,611                   $    186,046
                                    ------------                  ------------
1999
  Top Tradition...................          532    $  10.006724   $      5,328      1.1%        0.07%      0.20%      12/1/99
  Top Plus........................          792    $  10.008355   $      7,924      0.9%        0.08%      0.20%      12/1/99
  Top Explorer....................          124    $  10.005092   $      1,241      1.3%        0.05%      0.00%      12/1/99
  Oncore Value....................          262    $  10.008355   $      2,621      0.9%        0.08%      0.20%      12/1/99
  Oncore & Firstar Oncore
     Premier......................        5,997    $  10.004277   $     59,991      1.4%        0.04%      0.19%      12/1/99
  Oncore Xtra.....................        2,905    $  10.004277   $     29,074      1.4%        0.04%      0.19%      12/1/99
                                    ------------                  ------------
                                         10,612                   $    106,179
                                    ------------                  ------------
MONTGOMERY ASSET MANAGEMENT:
EMERGING MARKET SUBACCOUNT
1998
  Investar Vision & Top
     Spectrum.....................       51,176    $   6.030274   $    308,606      1.4%      -38.39%      0.23%
  Top Explorer....................       72,272    $   5.657457   $    408,877      1.3%      -38.33%      0.73%
  Oncore Premier..................        1,154    $   6.401040   $      7,389      1.4%      -35.99%      4.68%       5/1/98
                                    ------------                  ------------
                                        124,602                   $    724,872
                                    ------------                  ------------
SMALL CAP OPPORTUNITY SUBACCOUNT
1998
  Oncore Flex.....................        1,466    $   9.188061   $     13,467      1.5%       -8.12%      0.00%       5/1/98
  Oncore Value....................        2,808    $   9.224569   $     25,905      0.9%       -7.75%      0.00%       5/1/98
  Oncore Premier..................        5,557    $   9.194116   $     51,090      1.4%       -8.06%      0.00%       5/1/98
                                    ------------                  ------------
                                          9,831                   $     90,462
                                    ------------                  ------------
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND:
VIP GROWTH SUBACCOUNT
2002
  Top Explorer....................      378,768    $  11.495896   $  4,354,282      1.3%      -31.00%      0.26%
2001
  Top Explorer....................      429,163    $  16.661660   $  7,150,565      1.3%      -18.71%      0.08%
2000
  Top Explorer....................      476,148    $  20.497608   $  9,759,896      1.3%      -12.12%      0.11%
1999
  Top Explorer....................      501,352    $  23.324677   $ 11,693,874      1.3%       35.67%      0.11%
1998
  Top Explorer....................      263,103    $  17.191614   $  4,523,170      1.3%       37.70%      0.23%
VIP EQUITY INCOME SUBACCOUNT
2002
  Top Explorer....................      336,449    $  11.907187   $  4,006,164      1.3%      -18.01%      1.83%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                    ------------   ------------   ------------   ---------   --------   ----------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND: (CONTINUED)
VIP EQUITY INCOME SUBACCOUNT
  (CONTINUED)
2001
  Top Explorer....................      396,056    $  14.523453   $  5,752,099      1.3%       -6.18%      1.81%
2000
  Top Explorer....................      437,314    $  15.480617   $  6,769,899      1.3%        7.03%      1.84%
1999
  Top Explorer....................      538,074    $  14.463459   $  7,782,417      1.3%        4.97%      1.19%
1998
  Top Explorer....................      398,393    $  13.779285   $  5,489,577      1.3%       10.20%      0.73%
VIP HIGH INCOME BOND SUBACCOUNT
2002
  Top Explorer....................      115,348    $   8.029812   $    926,225      1.3%        2.12%     11.48%
2001
  Top Explorer....................      144,957    $   7.863433   $  1,139,858      1.3%      -12.87%     14.55%
2000
  Top Explorer....................      194,862    $   9.025114   $  1,758,651      1.3%      -23.47%      7.76%
1999
  Top Explorer....................      225,514    $  11.792460   $  2,659,367      1.3%        6.77%      8.49%
1998
  Top Explorer....................      280,388    $  11.045007   $  3,096,886      1.3%       -5.56%      4.68%
JANUS ASPEN
  SERIES -- INSTITUTIONAL SHARES:
GROWTH SUBACCOUNT
2002
  Top I...........................        9,833    $   5.331366   $     52,422      1.1%      -27.31%      0.00%
  Top Tradition...................      334,455    $   5.331366   $  1,783,101      1.1%      -27.31%      0.00%
  Top Plus........................      112,249    $   5.364950   $    602,209      0.9%      -27.17%      0.00%
  Investar Vision & Top
     Spectrum.....................       35,416    $   7.439185   $    263,469      1.4%      -27.53%      0.00%
  Top Explorer....................      164,853    $   5.298008   $    873,390      1.3%      -27.45%      0.00%
  Oncore & Firstar Flex...........      147,202    $   7.404975   $  1,090,025      1.5%      -27.60%      0.00%
  Oncore & Firstar Oncore Value...      463,086    $   7.613192   $  3,525,559      0.9%      -27.17%      0.00%
  Oncore & Firstar Oncore
     Premier......................    1,813,000    $   7.439185   $ 13,487,247      1.4%      -27.53%      0.00%
  Oncore & Firstar Oncore Xtra....      221,111    $   7.439185   $  1,644,893      1.4%      -27.53%      0.00%
                                    ------------                  ------------
                                      3,301,205                   $ 23,322,315
                                    ------------                  ------------
2001
  Top I...........................       17,297    $   7.334439   $    126,864      1.1%      -25.56%      0.07%
  Top Tradition...................      402,977    $   7.334439   $  2,955,608      1.1%      -25.56%      0.07%
  Top Plus........................      149,573    $   7.366024   $  1,101,755      0.9%      -25.41%      0.07%
  Investar Vision & Top
     Spectrum.....................       40,381    $  10.264673   $    414,499      1.4%      -25.78%      0.06%
  Top Explorer....................      212,895    $   7.303014   $  1,554,775      1.3%      -25.71%      0.06%
  Oncore & Firstar Flex...........      205,284    $  10.227571   $  2,099,558      1.5%      -25.86%      0.06%
  Oncore & Firstar Oncore Value...      596,168    $  10.452831   $  6,231,643      0.9%      -25.41%      0.07%
  Oncore & Firstar Oncore
     Premier......................    2,524,855    $  10.264673   $ 25,916,820      1.4%      -25.78%      0.06%
  Oncore & Firstar Oncore Xtra....      329,196    $  10.264673   $  3,379,086      1.4%      -25.78%      0.06%
                                    ------------                  ------------
                                      4,478,626                   $ 43,780,608
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL
SHARES: (CONTINUED)
GROWTH SUBACCOUNT (CONTINUED)
2000
  Top I...........................       17,013    $   9.852763   $    167,628      1.1%      -15.48%      2.76%
  Top Tradition...................      419,996    $   9.852763   $  4,138,118      1.1%      -15.48%      2.57%
  Top Plus........................      174,803    $   9.875450   $  1,726,263      0.9%      -15.31%      2.82%
  Investar Vision & Top
     Spectrum.....................       46,083    $  13.830434   $    637,346      1.4%      -15.73%      2.62%
  Top Explorer....................      337,714    $   9.830144   $  3,319,780      1.3%      -15.65%      2.64%
  Oncore & Firstar Oncore Flex....      271,837    $  13.794144   $  3,749,754      1.5%      -15.81%      2.59%
  Oncore & Firstar Oncore Value...      645,853    $  14.013856   $  9,050,884      0.9%      -15.31%      2.59%
  Oncore & Firstar Oncore
     Premier......................    2,997,638    $  13.830434   $ 41,458,638      1.4%      -15.73%      2.62%
  Oncore & Firstar Oncore Xtra....      425,289    $  13.830434   $  5,881,936      1.4%      -15.73%      2.62%
                                    ------------                  ------------
                                      5,336,226                   $ 70,130,347
                                    ------------                  ------------
1999
  Top I...........................        7,707    $  11.657335   $     89,839      1.1%       16.57%      0.14%      11/1/99
  Top Tradition...................      140,899    $  11.657335   $  1,642,509      1.1%       16.57%      0.11%      11/1/99
  Top Plus........................       44,858    $  11.661117   $    523,094      0.9%       16.61%      0.13%      11/1/99
  Investar Vision & Top
     Spectrum.....................       14,331    $  16.412037   $    235,194      1.4%       16.52%      0.33%      11/1/99
  Top Explorer....................      151,547    $  11.653548   $  1,766,055      1.3%       16.54%      0.04%      11/1/99
  Oncore & Firstar Oncore Flex....      181,724    $  16.385089   $  2,977,571      1.5%       41.86%      0.27%
  Oncore & Firstar Oncore Value...      409,857    $  16.547829   $  6,782,245      0.9%       42.70%      0.30%
  Oncore & Firstar Oncore
     Premier......................    1,903,300    $  16.412037   $ 31,237,052      1.4%       42.00%      0.33%
  Oncore Xtra.....................       37,224    $  16.412037   $    610,922      1.4%       16.52%      0.33%      11/1/99
                                    ------------                  ------------
                                      2,891,447                   $ 45,864,481
                                    ------------                  ------------
1998
  Oncore Flex.....................        7,103    $  11.550278   $     82,037      1.5%       15.50%      0.15%       5/1/98
  Oncore Value....................       59,300    $  11.596125   $    687,650      0.9%       15.96%      0.08%       5/1/98
  Oncore Premier..................      142,559    $  11.557898   $  1,647,677      1.4%       15.58%      0.17%       5/1/98
                                    ------------                  ------------
                                        208,962                   $  2,417,364
                                    ------------                  ------------
INTERNATIONAL GROWTH SUBACCOUNT
2002
  Oncore & Firstar Oncore Flex....       39,242    $   8.136008   $    319,276      1.5%      -26.69%      0.56%
  Oncore & Firstar Oncore Value...       82,021    $   8.364642   $    686,078      0.9%      -26.25%      0.82%
  Oncore & Firstar Oncore
     Premier......................      275,525    $   8.173564   $  2,252,018      1.4%      -26.61%      0.80%
  Oncore & Firstar Oncore Xtra....       79,167    $   8.173564   $    647,077      1.4%      -26.61%      0.80%
                                    ------------                  ------------
                                        475,955                   $  3,904,449
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Flex....       53,202    $  11.097464   $    590,405      1.5%      -24.38%      1.06%
  Oncore & Firstar Oncore Value...      104,233    $  11.341733   $  1,182,178      0.9%      -23.92%      1.01%
  Oncore & Firstar Oncore
     Premier......................      380,072    $  11.137690   $  4,233,123      1.4%      -24.30%      1.00%
  Oncore & Firstar Oncore Xtra....      108,231    $  11.137690   $  1,205,455      1.4%      -24.30%      1.00%
                                    ------------                  ------------
                                        645,738                   $  7,211,161
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL
SHARES: (CONTINUED)
INTERNATIONAL GROWTH SUBACCOUNT
(CONTINUED)

2000
  Oncore & Firstar Oncore Flex....       70,851    $  14.674821   $  1,039,732      1.5%      -17.18%      0.76%
  Oncore & Firstar Oncore Value...      114,822    $  14.908442   $  1,711,813      0.9%      -16.69%      1.90%
  Oncore & Firstar Oncore
     Premier......................      408,896    $  14.713393   $  6,016,252      1.4%      -17.10%      1.94%
  Oncore & Firstar Oncore Xtra....      129,827    $  14.713393   $  1,910,194      1.4%      -17.10%      1.94%
                                    ------------                  ------------
                                        724,396                   $ 10,677,991
                                    ------------                  ------------
1999
  Oncore & Firstar Oncore Flex....      228,884    $  17.719378   $  4,055,689      1.5%       79.59%      0.00%
  Oncore & Firstar Oncore Value...       48,536    $  17.895206   $    868,567      0.9%       80.65%      0.16%
  Oncore & Firstar Oncore
     Premier......................      152,819    $  17.748475   $  2,712,290      1.4%       79.76%      0.20%
  Oncore & Firstar Oncore Xtra....       16,246    $  17.748475   $    288,345      1.4%       45.27%      0.20%      11/1/99
                                    ------------                  ------------
                                        446,485                   $  7,924,891
                                    ------------                  ------------
1998
  Oncore Value....................        3,169    $   9.905969   $     31,389      0.9%       -0.94%      1.41%       5/1/98
  Oncore Premier..................       19,644    $   9.873298   $    193,951      1.4%       -1.27%      1.38%       5/1/98
                                    ------------                  ------------
                                         22,813                   $    225,340
                                    ------------                  ------------
WORLDWIDE GROWTH SUBACCOUNT
2002
  Top I...........................       23,137    $   6.236113   $    144,287      1.1%      -26.31%      0.87%
  Top Tradition...................      250,428    $   6.236113   $  1,561,694      1.1%      -26.31%      0.86%
  Top Plus........................       84,760    $   6.275358   $    531,899      0.9%      -26.17%      0.82%
  Investar Vision & Top
     Spectrum.....................       86,447    $   7.813288   $    675,436      1.4%      -26.53%      0.83%
  Top Explorer....................      201,998    $   6.197110   $  1,251,802      1.3%      -26.46%      0.87%
  Oncore & Firstar Oncore Flex....      118,759    $   7.925431   $    941,213      1.5%      -26.60%      0.72%
  Oncore & Firstar Oncore Value...      321,826    $   8.148162   $  2,622,290      0.9%      -26.17%      0.85%
  Oncore & Firstar Oncore
     Premier......................    1,039,628    $   7.962021   $  8,277,550      1.4%      -26.53%      0.83%
  Oncore & Firstar Oncore Xtra....      168,250    $   7.962021   $  1,339,607      1.4%      -26.53%      0.83%
                                    ------------                  ------------
                                      2,295,233                   $ 17,345,778
                                    ------------                  ------------
2001
  Top I...........................       27,965    $   8.463030   $    236,665      1.1%      -23.29%      0.49%
  Top Tradition...................      307,065    $   8.463030   $  2,598,700      1.1%      -23.29%      0.47%
  Top Plus........................      134,429    $   8.499423   $  1,142,572      0.9%      -23.13%      0.48%
  Investar Vision & Top
     Spectrum.....................      113,857    $  10.634980   $  1,210,864      1.4%      -23.51%      0.44%
  Top Explorer....................      242,670    $   8.426786   $  2,044,926      1.3%      -23.44%      0.46%
  Oncore & Firstar Oncore Flex....      172,729    $  10.798282   $  1,865,173      1.5%      -23.59%      0.41%
  Oncore & Firstar Oncore Value...      397,264    $  11.035976   $  4,384,201      0.9%      -23.13%      0.45%
  Oncore & Firstar Oncore
     Premier......................    1,408,490    $  10.837423   $ 15,264,397      1.4%      -23.51%      0.46%
  Oncore & Firstar Oncore Xtra....      225,665    $  10.837423   $  2,445,632      1.4%      -23.51%      0.46%
                                    ------------                  ------------
                                      3,030,134                   $ 31,193,130
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL
SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT
(CONTINUED)

2000
  Top I...........................       26,493    $  11.031902   $    292,269      1.1%      -16.59%      2.16%
  Top Tradition...................      329,043    $  11.031902   $  3,629,973      1.1%      -16.59%      2.23%
  Top Plus........................      145,826    $  11.057279   $  1,612,434      0.9%      -16.42%      2.26%
  Investar Vision & Top
     Spectrum.....................      153,172    $  13.904645   $  2,129,800      1.4%      -16.83%      1.96%
  Top Explorer....................      265,777    $  11.006578   $  2,925,293      1.3%      -16.75%      2.41%
  Oncore & Firstar Oncore Flex....      194,391    $  14.132175   $  2,747,163      1.5%      -16.91%      1.42%
  Oncore & Firstar Oncore Value...      497,473    $  14.357178   $  7,142,309      0.9%      -16.42%      2.10%
  Oncore & Firstar Oncore
     Premier......................    1,630,549    $  14.169317   $ 23,103,771      1.4%      -16.83%      2.15%
  Oncore & Firstar Oncore Xtra....      258,571    $  14.169317   $  3,663,775      1.4%      -16.83%      2.15%
                                    ------------                  ------------
                                      3,501,295                   $ 47,246,787
                                    ------------                  ------------
1999
  Top I...........................        3,185    $  13.225533   $     42,118      1.1%       32.26%      0.00%      11/1/99
  Top Tradition...................       84,104    $  13.225533   $  1,112,320      1.1%       32.26%      0.00%      11/1/99
  Top Plus........................       19,886    $  13.229802   $    263,084      0.9%       32.30%      0.00%      11/1/99
  Investar Vision & Top
     Spectrum.....................      141,812    $  16.718939   $  2,370,945      1.4%       62.18%      0.19%
  Top Explorer....................       33,158    $  13.221258   $    438,387      1.3%       32.21%      0.00%      11/1/99
  Oncore & Firstar Oncore Flex....      370,658    $  17.009248   $  6,304,612      1.5%       62.02%      0.15%
  Oncore & Firstar Oncore Value...      319,718    $  17.178057   $  5,492,132      0.9%       62.98%      0.16%
  Oncore & Firstar Oncore
     Premier......................    1,022,885    $  17.037179   $ 17,427,105      1.4%       62.18%      0.15%
  Oncore & Firstar Oncore Xtra....        6,228    $  17.037179   $    106,109      1.4%       32.19%      0.15%      11/1/99
                                    ------------                  ------------
                                      2,001,634                   $ 33,556,812
                                    ------------                  ------------
1998
  Investar Vision & Top
     Spectrum.....................       63,482    $  10.308701   $    654,415      1.4%        3.09%      0.86%      5/27/98
  Oncore Flex.....................        2,063    $  10.498008   $     21,655      1.5%        4.98%      0.16%       5/1/98
  Oncore Value....................       53,905    $  10.539673   $    568,145      0.9%        5.40%      0.85%       5/1/98
  Oncore Premier..................      139,755    $  10.504917   $  1,468,116      1.4%        5.05%      0.91%       5/1/98
                                    ------------                  ------------
                                        259,205                   $  2,712,331
                                    ------------                  ------------
BALANCED SUBACCOUNT
2002
  Top I...........................       30,791    $   9.299613   $    286,346      1.1%       -7.46%      2.53%
  Top Tradition...................      325,549    $   9.299613   $  3,027,481      1.1%       -7.46%      2.44%
  Top Plus........................      198,509    $   9.358103   $  1,857,669      0.9%       -7.28%      2.43%
  Investar Vision & Top
     Spectrum.....................      291,172    $  12.494084   $  3,637,923      1.4%       -7.74%      2.31%
  Top Explorer....................      200,267    $   9.241501   $  1,850,770      1.3%       -7.65%      2.44%
  Oncore & Firstar Oncore Flex....      115,864    $  12.094948   $  1,401,367      1.5%       -7.83%      2.33%
  Oncore & Firstar Oncore Value...      358,015    $  12.434696   $  4,451,811      0.9%       -7.28%      2.29%
  Oncore & Firstar Oncore
     Premier......................    1,969,882    $  12.150767   $ 23,935,571      1.4%       -7.74%      2.30%
  Oncore & Firstar Oncore Xtra....      176,260    $  12.150767   $  2,141,689      1.4%       -7.74%      2.30%
                                    ------------                  ------------
                                      3,666,309                   $ 42,590,627
                                    ------------                  ------------


                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
JANUS ASPEN SERIES -- INSTITUTIONAL
SHARES: (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)
2001
  Top I...........................       23,511    $  10.049646   $    236,279      1.1%       -5.71%      2.66%
  Top Tradition...................      326,327    $  10.049646   $  3,279,466      1.1%       -5.71%      2.72%
  Top Plus........................      197,509    $  10.092837   $  1,993,425      0.9%       -5.52%      2.63%
  Investar Vision & Top
     Spectrum.....................      360,910    $  13.541875   $  4,887,401      1.4%       -5.99%      2.52%
  Top Explorer....................      201,883    $  10.006634   $  2,020,170      1.3%       -5.90%      2.51%
  Oncore & Firstar Oncore Flex....      143,653    $  13.122207   $  1,885,048      1.5%       -6.08%      2.53%
  Oncore & Firstar Oncore Value...      459,055    $  13.410992   $  6,156,377      0.9%       -5.52%      2.55%
  Oncore & Firstar Oncore
     Premier......................    2,465,027    $  13.169779   $ 32,463,869      1.4%       -5.99%      2.55%
  Oncore & Firstar Oncore Xtra....      267,010    $  13.169779   $  3,516,464      1.4%       -5.99%      2.55%
                                    ------------                  ------------
                                      4,444,885                   $ 56,438,499
                                    ------------                  ------------
2000
  Top I...........................       20,093    $  10.657989   $    214,155      1.1%       -3.33%      6.03%
  Top Tradition...................      270,044    $  10.657989   $  2,878,125      1.1%       -3.33%      6.57%
  Top Plus........................      198,240    $  10.682514   $  2,117,707      0.9%       -3.14%      6.17%
  Investar Vision & Top
     Spectrum.....................      418,274    $  14.404552   $  6,025,052      1.4%       -3.62%      5.55%
  Top Explorer....................      245,282    $  10.633531   $  2,608,212      1.3%       -3.52%      6.98%
  Oncore & Firstar Oncore Flex....      164,477    $  13.972011   $  2,298,078      1.5%       -3.71%      5.79%
  Oncore & Firstar Oncore Value...      497,551    $  14.194521   $  7,062,499      0.9%       -3.14%      5.83%
  Oncore & Firstar Oncore
     Premier......................    2,785,101    $  14.008748   $ 39,015,766      1.4%       -3.62%      6.02%
  Oncore & Firstar Oncore Xtra....      281,520    $  14.008748   $  3,943,738      1.4%       -3.62%      6.02%
                                    ------------                  ------------
                                      4,880,582                   $ 66,163,332
                                    ------------                  ------------
1999
  Top I...........................        9,739    $  11.025619   $    107,384      1.1%       10.26%      0.34%      11/1/99
  Top Tradition...................       60,253    $  11.025619   $    664,329      1.1%       10.26%      1.80%      11/1/99
  Top Plus........................       48,823    $  11.029199   $    538,476      0.9%       10.29%      1.71%      11/1/99
  Investar Vision & Top
     Spectrum.....................      401,500    $  14.945572   $  6,000,641      1.4%       25.01%      2.70%
  Top Explorer....................       31,407    $  11.022042   $    346,167      1.3%       10.22%      1.46%      11/1/99
  Oncore & Firstar Oncore Flex....      123,188    $  14.511033   $  1,787,586      1.5%       24.89%      3.05%
  Oncore & Firstar Oncore Value...      359,275    $  14.655190   $  5,265,237      0.9%       25.63%      3.11%
  Oncore & Firstar Oncore
     Premier......................    1,767,838    $  14.534895   $ 25,695,352      1.4%       25.01%      3.37%
  Oncore & Firstar Oncore Xtra....        6,426    $  14.534895   $     93,397      1.4%       10.20%      3.37%      11/1/99
                                    ------------                  ------------
                                      2,808,449                   $ 40,498,569
                                    ------------                  ------------
1998
  Investar Vision & Top
     Spectrum.....................      142,767    $  11.955678   $  1,706,876      1.4%       19.56%      2.43%      5/27/98
  Oncore Flex.....................       10,515    $  11.619511   $    122,182      1.5%       16.20%      4.43%       5/1/98
  Oncore Value....................       42,915    $  11.665611   $    500,627      0.9%       16.66%      1.93%       5/1/98
  Oncore Premier..................      164,742    $  11.627155   $  1,915,476      1.4%       16.27%      3.17%       5/1/98
                                    ------------                  ------------
                                        360,939                   $  4,245,161
                                    ------------                  ------------


                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.:
CAPITAL SUBACCOUNT
2002
  Oncore & Firstar Oncore Flex....       49,079    $  11.071684   $    543,383      1.5%      -26.17%      0.43%
  Oncore & Firstar Oncore Value...       60,895    $  11.382739   $    693,149      0.9%      -25.73%      0.42%
  Oncore & Firstar Oncore
     Premier......................      365,296    $  11.122785   $  4,063,117      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Xtra....      250,504    $  11.122785   $  2,786,304      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Lite....      113,837    $  11.122785   $  1,266,185      1.4%      -26.09%      0.47%
                                    ------------                  ------------
                                        839,611                   $  9,352,138
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Flex....       45,028    $  14.995451   $    675,221      1.5%        0.39%      0.81%
  Oncore & Firstar Oncore Value...       58,830    $  15.325385   $    901,600      0.9%        0.99%      1.15%
  Oncore & Firstar Oncore
     Premier......................      299,673    $  15.049789   $  4,510,016      1.4%        0.49%      1.21%
  Oncore & Firstar Oncore Xtra....      175,876    $  15.049789   $  2,646,885      1.4%        0.49%      1.21%
  Oncore Lite.....................       32,054    $  15.049789   $    482,406      1.4%       -0.41%      1.21%      4/17/01
                                    ------------                  ------------
                                        611,461                   $  9,216,128
                                    ------------                  ------------
2000
  Oncore & Firstar Oncore Flex....       24,021    $  14.937157   $    358,808      1.5%       16.49%      0.49%
  Oncore & Firstar Oncore Value...       19,554    $  15.175006   $    296,725      0.9%       17.18%      0.56%
  Oncore & Firstar Oncore
     Premier......................       94,561    $  14.976435   $  1,416,191      1.4%       16.61%      0.82%
  Oncore & Firstar Oncore Xtra....       27,796    $  14.976435   $    416,287      1.4%       16.61%      0.82%
                                    ------------                  ------------
                                        165,932                   $  2,488,011
                                    ------------                  ------------
1999
  Oncore & Firstar Oncore Flex....       22,316    $  12.822212   $    286,146      1.5%       20.28%      0.69%
  Oncore & Firstar Oncore Value...       15,238    $  12.949634   $    197,323      0.9%       21.00%      0.84%
  Oncore & Firstar Oncore
     Premier......................       48,771    $  12.843310   $    626,381      1.4%       20.40%      0.67%
                                    ------------                  ------------
                                         86,325                   $  1,109,850
                                    ------------                  ------------
1998
  Oncore Flex.....................        3,518    $  10.660198   $     37,505      1.5%        6.60%      0.88%       5/1/98
  Oncore Value....................        2,810    $  10.702534   $     30,079      0.9%        7.03%      0.87%       5/1/98
  Oncore Premier..................       21,659    $  10.667226   $    231,046      1.4%        6.67%      2.56%       5/1/98
                                    ------------                  ------------
                                         27,987                   $    298,630
                                    ------------                  ------------
TOTAL RETURN SUBACCOUNT
2002
  Oncore & Firstar Oncore Flex....       16,555    $   9.464057   $    156,680      1.5%       -8.24%      1.39%
  Oncore & Firstar Oncore Value...       55,689    $   9.729919   $    541,846      0.9%       -7.70%      1.51%
  Oncore & Firstar Oncore
     Premier......................      275,575    $   9.507740   $  2,620,094      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Xtra....      218,416    $   9.507740   $  2,076,644      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Lite....       17,231    $   9.507740   $    163,829      1.4%       -8.15%      1.63%
                                    ------------                  ------------
                                        583,466                   $  5,559,093
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Flex....       17,591    $  10.314460   $    181,441      1.5%       -2.27%      3.01%
  Oncore & Firstar Oncore Value...       52,597    $  10.541475   $    554,455      0.9%       -1.69%      2.29%
  Oncore & Firstar Oncore
     Premier......................      235,953    $  10.351859   $  2,442,545      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Xtra....      143,967    $  10.351859   $  1,490,321      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Lite....        4,546    $  10.351859   $     47,062      1.4%        0.58%      3.10%      4/17/01
                                    ------------                  ------------
                                        454,654                   $  4,715,824
                                    ------------                  ------------


                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
SALOMON BROTHERS VARIABLE SERIES
FUNDS, INC.: (CONTINUED)
TOTAL RETURN SUBACCOUNT (CONTINUED)
2000
  Oncore Flex.....................        5,656    $  10.554451   $     59,696      1.5%        6.31%      3.62%
  Oncore & Firstar Oncore Value...       33,657    $  10.722596   $    360,892      0.9%        6.94%      3.81%
  Oncore & Firstar Oncore
     Premier......................      136,855    $  10.582224   $  1,448,222      1.4%        6.42%      3.63%
  Oncore & Firstar Oncore Xtra....        7,831    $  10.582224   $     82,872      1.4%        6.42%      3.63%
                                    ------------                  ------------
                                        183,999                   $  1,951,682
                                    ------------                  ------------
1999
  Oncore Flex.....................        4,263    $   9.927581   $     42,321      1.5%       -0.71%      2.64%
  Oncore & Firstar Oncore Value...       29,385    $  10.026301   $    294,619      0.9%       -0.12%      2.89%
  Oncore & Firstar Oncore
     Premier......................      109,267    $   9.943926   $  1,086,546      1.4%       -0.61%      3.51%
                                    ------------                  ------------
                                        142,915                   $  1,423,486
                                    ------------                  ------------
1998
  Oncore Flex.....................        3,757    $   9.998263   $     37,560      1.5%       -0.02%      1.81%       5/1/98
  Oncore Value....................        4,958    $  10.037977   $     49,766      0.9%        0.38%      3.69%       5/1/98
  Oncore Premier..................       28,716    $  10.004853   $    287,296      1.4%        0.05%      3.06%       5/1/98
                                    ------------                  ------------
                                         37,431                   $    374,622
                                    ------------                  ------------
INVESTORS SUBACCOUNT
2002
  Oncore & Firstar Oncore Flex....       71,598    $   9.053003   $    648,180      1.5%      -24.19%      1.18%
  Oncore & Firstar Oncore Value...       50,000    $   9.307368   $    465,371      0.9%      -23.74%      1.37%
  Oncore & Firstar Oncore
     Premier......................      234,005    $   9.094795   $  2,128,222      1.4%      -24.11%      1.33%
  Oncore & Firstar Oncore Xtra....      106,559    $   9.094795   $    969,133      1.4%      -24.11%      1.33%
  Oncore Lite.....................       45,433    $   9.094795   $    413,200      1.4%      -24.11%      1.33%
                                    ------------                  ------------
                                        507,595                   $  4,624,106
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Flex....       62,628    $  11.941223   $    747,853      1.5%       -5.57%      1.30%
  Oncore & Firstar Oncore Value...       32,448    $  12.204028   $    395,995      0.9%       -5.01%      0.88%
  Oncore & Firstar Oncore
     Premier......................      173,272    $  11.984510   $  2,076,578      1.4%       -5.48%      1.26%
  Oncore & Firstar Oncore Xtra....       88,848    $  11.984510   $  1,064,808      1.4%       -5.48%      1.26%
  Oncore Lite.....................        6,269    $  11.984510   $     75,134      1.4%       -4.24%      1.26%      4/17/01
                                    ------------                  ------------
                                        363,465                   $  4,360,368
                                    ------------                  ------------
2000
  Oncore & Firstar Oncore Flex....        9,729    $  12.645960   $    123,034      1.5%       13.54%      0.84%
  Oncore Value....................       13,083    $  12.847338   $    168,087      0.9%       14.21%      1.27%
  Oncore & Firstar Oncore
     Premier......................       46,998    $  12.679209   $    595,890      1.4%       13.65%      1.11%
  Oncore & Firstar Oncore Xtra....       14,718    $  12.679209   $    186,618      1.4%       13.65%      1.11%
                                    ------------                  ------------
                                         84,528                   $  1,073,629
                                    ------------                  ------------
1999
  Oncore & Firstar Oncore Flex....        7,637    $  11.137851   $     85,060      1.5%       10.00%      0.76%
  Oncore & Firstar Oncore Value...        7,741    $  11.248581   $     87,075      0.9%       10.65%      0.50%
  Oncore & Firstar Oncore
     Premier......................       24,486    $  11.156179   $    273,175      1.4%       10.11%      0.40%
  Oncore & Firstar Oncore Xtra....          596    $  11.156179   $      6,646      1.4%        5.37%      0.40%      11/1/99
                                    ------------                  ------------
                                         40,460                   $    451,956
                                    ------------                  ------------


                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
SALOMON BROTHERS VARIABLE SERIES
FUNDS, INC.: (CONTINUED)
INVESTORS SUBACCOUNT (CONTINUED)

1998
  Oncore Flex.....................        4,237    $  10.125357   $     42,901      1.5%        1.25%      0.46%       5/1/98
  Oncore Value....................        6,727    $  10.165569   $     68,381      0.9%        1.66%      0.58%       5/1/98
  Oncore Premier..................       27,822    $  10.132029   $    281,889      1.4%        1.32%      1.06%       5/1/98
                                    ------------                  ------------
                                         38,786                   $    393,171
                                    ------------                  ------------
STRONG VARIABLE ANNUITY FUNDS,
  INC.:
OPPORTUNITY II SUBACCOUNT
2002
  Top I...........................        7,767    $   8.111148   $     62,998      1.1%      -27.62%      0.39%
  Top Tradition...................       64,592    $   8.111148   $    523,914      1.1%      -27.62%      0.43%
  Top Plus........................       28,890    $   8.162179   $    235,807      0.9%      -27.47%      0.44%
  Investar Vision & Top
     Spectrum.....................        7,451    $   9.145475   $     68,144      1.4%      -27.83%      0.40%
  Top Explorer....................       52,049    $   8.060463   $    419,540      1.3%      -27.76%      0.43%
  Oncore & Firstar Oncore Flex....       38,242    $   9.103468   $    348,130      1.5%      -27.90%      0.39%
  Oncore & Firstar Oncore Value...      225,389    $   9.359256   $  2,109,472      0.9%      -27.47%      0.43%
  Oncore & Firstar Oncore
     Premier......................      613,606    $   9.145475   $  5,611,716      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Xtra....      596,327    $   9.145475   $  5,453,697      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Lite....      241,758    $   9.145475   $  2,210,991      1.4%      -27.83%      0.40%
                                    ------------                  ------------
                                      1,876,071                   $ 17,044,409
                                    ------------                  ------------
2001
  Top I...........................        8,307    $  11.205725   $     93,090      1.1%       -4.76%      0.52%
  Top Tradition...................       44,704    $  11.205725   $    500,942      1.1%       -4.76%      0.41%
  Top Plus........................       23,185    $  11.253894   $    260,924      0.9%       -4.57%      0.46%
  Top Spectrum....................        3,911    $  12.672277   $     49,565      1.4%       -5.04%      0.54%
  Top Explorer....................       45,268    $  11.157790   $    505,096      1.3%       -4.95%      0.28%
  Oncore & Firstar Oncore Flex....       38,737    $  12.626529   $    489,112      1.5%       -5.14%      0.42%
  Oncore & Firstar Oncore Value...      180,541    $  12.904401   $  2,329,774      0.9%       -4.57%      0.44%
  Oncore & Firstar Oncore
     Premier......................      615,990    $  12.672277   $  7,805,989      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Xtra....      534,528    $  12.672277   $  6,773,672      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Lite....      144,783    $  12.672277   $  1,834,732      1.4%       -1.09%      0.54%      4/17/01
                                    ------------                  ------------
                                      1,639,954                   $ 20,642,896
                                    ------------                  ------------
2000
  Top I...........................        3,464    $  11.765451   $     40,755      1.1%        5.44%      0.24%
  Top Tradition...................       28,808    $  11.765451   $    338,941      1.1%        5.44%      0.33%
  Top Plus........................       13,525    $  11.792516   $    159,491      0.9%        5.65%      0.29%
  Investar Vision & Top
     Spectrum.....................          647    $  13.345052   $      8,629      1.4%        5.13%      0.36%
  Top Explorer....................       31,411    $  11.738472   $    368,711      1.3%        5.23%      0.33%
  Oncore & Firstar Oncore Flex....       24,993    $  13.310073   $    332,665      1.5%        5.03%      0.41%
  Oncore & Firstar Oncore Value...      124,830    $  13.522012   $  1,687,956      0.9%        5.65%      0.32%
  Oncore & Firstar Oncore
     Premier......................      353,051    $  13.345052   $  4,711,480      1.4%        5.13%      0.36%
  Oncore & Firstar Oncore Xtra....      192,484    $  13.345052   $  2,568,713      1.4%        5.13%      0.36%
                                    ------------                  ------------
                                        773,213                   $ 10,217,341
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
STRONG VARIABLE ANNUITY FUNDS, INC.:
(CONTINUED)
OPPORTUNITY II SUBACCOUNT (CONTINUED)

1999
  Top Tradition...................        1,268    $  11.158443   $     14,154      1.1%       11.58%      0.00%      11/1/99
  Investar Vision & Top
     Spectrum.....................          118    $  12.694022   $      1,502      1.4%       11.53%      0.00%      11/1/99
  Top Explorer....................          375    $  11.154825   $      4,180      1.3%       11.55%      0.00%      11/1/99
  Oncore & Firstar Oncore Flex....        3,803    $  12.673177   $     48,199      1.5%       32.92%      0.00%
  Oncore & Firstar Oncore Value...       43,944    $  12.799099   $    562,442      0.9%       33.70%      0.00%
  Oncore & Firstar Oncore
     Premier......................      180,309    $  12.694022   $  2,288,850      1.4%       33.05%      0.00%
                                    ------------                  ------------
                                        229,817                   $  2,919,327
                                    ------------                  ------------
1998
  Oncore Flex.....................       42,277    $   9.534784   $    403,103      1.5%       -4.65%      0.19%       5/1/98
  Oncore Value....................       10,471    $   9.572665   $    100,236      0.9%       -4.27%      0.34%       5/1/98
  Oncore Premier..................       28,554    $   9.541070   $    272,440      1.4%       -4.59%      0.47%       5/1/98
                                    ------------                  ------------
                                         81,302                   $    775,779
                                    ------------                  ------------
MULTI CAP VALUE II SUBACCOUNT
2002
  Top I...........................          618    $   8.585353   $      5,303      1.1%      -24.00%      0.46%
  Top Tradition...................        9,258    $   8.585353   $     79,486      1.1%      -24.00%      0.37%
  Top Plus........................        8,155    $   8.639387   $     70,457      0.9%      -23.85%      0.44%
  Top Explorer....................        2,955    $   8.531704   $     25,214      1.3%      -24.15%      0.10%
  Oncore & Firstar Oncore Flex....       10,619    $   7.410125   $     78,686      1.5%      -24.30%      0.46%
  Oncore & Firstar Oncore Value...        8,108    $   7.618396   $     61,770      0.9%      -23.85%      0.43%
  Oncore & Firstar Oncore
     Premier......................       85,631    $   7.444322   $    637,464      1.4%      -24.22%      0.37%
  Oncore & Firstar Oncore Xtra....       52,316    $   7.444322   $    389,456      1.4%      -24.22%      0.37%
                                    ------------                  ------------
                                        177,660                   $  1,347,836
                                    ------------                  ------------
2001
  Top I...........................          618    $  11.296049   $      6,984      1.1%        2.98%      0.00%
  Top Tradition...................       17,541    $  11.296049   $    198,142      1.1%        2.98%      0.00%
  Top Plus........................        5,765    $  11.344630   $     65,401      0.9%        3.19%      0.00%
  Top Spectrum....................        2,201    $   9.823899   $     21,623      1.4%        2.68%      0.00%
  Top Explorer....................       20,612    $  11.247728   $    231,833      1.3%        2.78%      0.00%
  Oncore & Firstar Oncore Flex....       10,625    $   9.788424   $    104,005      1.5%        2.58%      0.00%
  Oncore & Firstar Oncore Value...        9,576    $  10.003931   $     95,793      0.9%        3.19%      0.00%
  Oncore & Firstar Oncore
     Premier......................      129,856    $   9.823899   $  1,275,701      1.4%        2.68%      0.00%
  Oncore & Firstar Oncore Xtra....       63,207    $   9.823899   $    620,940      1.4%        2.68%      0.00%
                                    ------------                  ------------
                                        260,001                   $  2,620,422
                                    ------------                  ------------
2000
  Top Tradition...................       27,544    $  10.968728   $    302,119      1.1%        6.65%      0.50%
  Top Plus........................        3,752    $  10.993977   $     41,253      0.9%        6.86%      0.49%
  Top Explorer....................       26,111    $  10.943565   $    285,747      1.3%        6.44%      0.66%
  Oncore & Firstar Oncore Flex....        2,432    $   9.542661   $     23,208      1.5%        6.23%      0.38%
  Oncore & Firstar Oncore Value...       11,183    $   9.694721   $    108,412      0.9%        6.86%      0.41%
  Oncore & Firstar Oncore
     Premier......................      151,515    $   9.567752   $  1,449,672      1.4%        6.34%      0.67%
  Oncore & Firstar Oncore Xtra....       14,931    $   9.567752   $    142,852      1.4%        6.34%      0.67%
                                    ------------                  ------------
                                        237,468                   $  2,353,263
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
STRONG VARIABLE ANNUITY FUNDS, INC.:
(CONTINUED)
MULTI CAP VALUE II SUBACCOUNT
(CONTINUED)

1999
  Top Tradition...................          372    $  10.284400   $      3,822      1.1%        2.84%      0.68%      11/1/99
  Top Plus........................        1,392    $  10.287746   $     14,325      0.9%        2.88%      0.68%      11/1/99
  Oncore & Firstar Oncore Flex....        3,497    $   8.982623   $     31,408      1.5%       -4.30%      1.25%
  Oncore & Firstar Oncore Value...       16,693    $   9.071960   $    151,441      0.9%       -3.73%      1.11%
  Oncore & Firstar Oncore
     Premier......................       36,065    $   8.997405   $    324,496      1.4%       -4.21%      1.37%
                                    ------------                  ------------
                                         58,019                   $    525,492
                                    ------------                  ------------
1998
  Oncore Value....................        1,865    $   9.423801   $     17,572      0.9%       -5.76%      0.43%       5/1/98
  Oncore Premier..................        3,481    $   9.392680   $     32,696      1.4%       -6.07%      0.44%       5/1/98
                                    ------------                  ------------
                                          5,346                   $     50,268
                                    ------------                  ------------
MID-CAP GROWTH II SUBACCOUNT
2002
  Top I...........................        1,699    $   4.602057   $      7,819      1.1%      -38.23%      0.00%
  Top Tradition...................      131,912    $   4.602057   $    607,065      1.1%      -38.23%      0.00%
  Top Plus........................       32,322    $   4.631070   $    149,685      0.9%      -38.10%      0.00%
  Investar Vision & Top
     Spectrum.....................        9,488    $   7.621828   $     72,317      1.4%      -38.41%      0.00%
  Top Explorer....................      114,697    $   4.573237   $    524,538      1.3%      -38.35%      0.00%
  Oncore & Firstar Oncore Flex....       46,933    $   7.586758   $    356,067      1.5%      -38.47%      0.00%
  Oncore & Firstar Oncore Value...      303,965    $   7.800175   $  2,370,983      0.9%      -38.10%      0.00%
  Oncore & Firstar Oncore
     Premier......................    1,100,189    $   7.621828   $  8,385,453      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Xtra....      626,229    $   7.621828   $  4,773,008      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Lite....      130,895    $   7.621828   $    997,660      1.4%      -38.41%      0.00%
                                    ------------                  ------------
                                      2,498,329                   $ 18,244,595
                                    ------------                  ------------
2001
  Top I...........................        1,733    $   7.449973   $     12,912      1.1%      -31.53%      0.00%
  Top Tradition...................      132,257    $   7.449973   $    985,308      1.1%      -31.53%      0.00%
  Top Plus........................       48,707    $   7.482075   $    364,426      0.9%      -31.39%      0.00%
  Investar Vision & Top
     Spectrum.....................       11,444    $  12.375260   $    141,628      1.4%      -31.73%      0.00%
  Top Explorer....................      141,857    $   7.418030   $  1,052,301      1.3%      -31.67%      0.00%
  Oncore & Firstar Oncore Flex....       70,801    $  12.330516   $    873,010      1.5%      -31.80%      0.00%
  Oncore & Firstar Oncore Value...      321,910    $  12.602189   $  4,056,775      0.9%      -31.39%      0.00%
  Oncore & Firstar Oncore
     Premier......................    1,468,041    $  12.375260   $ 18,167,386      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Xtra....      763,291    $  12.375260   $  9,445,917      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Lite....       82,615    $  12.375260   $  1,022,388      1.4%      -14.73%      0.00%      4/17/01
                                    ------------                  ------------
                                      3,042,656                   $ 36,122,051
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
STRONG VARIABLE ANNUITY FUNDS, INC.:
(CONTINUED)
MID-CAP GROWTH II SUBACCOUNT
(CONTINUED)

2000
  Top I...........................        7,173    $  10.880657   $     78,047      1.1%      -15.76%      0.00%
  Top Tradition...................      136,549    $  10.880657   $  1,485,748      1.1%      -15.76%      0.00%
  Top Plus........................       54,700    $  10.905725   $    596,545      0.9%      -15.60%      0.00%
  Investar Vision & Top
     Spectrum.....................        9,789    $  18.128240   $    177,450      1.4%      -16.01%      0.00%
  Top Explorer....................      230,628    $  10.855665   $  2,503,618      1.3%      -15.93%      0.00%
  Oncore & Firstar Oncore Flex....       82,985    $  18.080685   $  1,500,421      1.5%      -16.10%      0.00%
  Oncore & Firstar Oncore Value...      313,405    $  18.368687   $  5,756,839      0.9%      -15.60%      0.00%
  Oncore & Firstar Oncore
     Premier......................    1,292,064    $  18.128240   $ 23,422,853      1.4%      -16.01%      0.00%
  Oncore & Firstar Oncore Xtra....      594,176    $  18.128240   $ 10,771,357      1.4%      -16.01%      0.00%
                                    ------------                  ------------
                                      2,721,469                   $ 46,292,878
                                    ------------                  ------------
1999
  Top I...........................        1,510    $  12.916791   $     19,500      1.1%       29.17%      0.00%      11/1/99
  Top Tradition...................       15,604    $  12.916791   $    201,548      1.1%       29.17%      0.00%      11/1/99
  Top Plus........................        5,045    $  12.920972   $     65,188      0.9%       29.21%      0.00%      11/1/99
  Investar Vision & Top
     Spectrum.....................        1,645    $  21.584486   $     35,507      1.4%       29.11%      0.00%      11/1/99
  Top Explorer....................       14,858    $  12.912611   $    191,859      1.3%       29.13%      0.00%      11/1/99
  Oncore & Firstar Oncore Flex....       20,343    $  21.549079   $    438,370      1.5%       87.08%      0.00%
  Oncore & Firstar Oncore Value...      150,462    $  21.762989   $  3,274,514      0.9%       88.19%      0.00%
  Oncore & Firstar Oncore
     Premier......................      505,192    $  21.584486   $ 10,904,322      1.4%       87.26%      0.00%
  Oncore & Firstar Oncore Xtra....        9,305    $  21.584486   $    200,840      1.4%       29.11%      0.00%      11/1/99
                                    ------------                  ------------
                                        723,964                   $ 15,331,648
                                    ------------                  ------------
1998
  Oncore Value....................       10,255    $  11.564594   $    118,595      0.9%       15.65%      0.00%       5/1/98
  Oncore Premier..................       42,782    $  11.526465   $    493,123      1.4%       15.26%      0.00%       5/1/98
                                    ------------                  ------------
                                         53,037                   $    611,718
                                    ------------                  ------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS:
CORE PLUS FIXED INCOME SUBACCOUNT
2002
  Oncore Flex.....................       27,114    $  12.614010   $    342,013      1.5%        5.74%      3.57%
  Oncore & Firstar Oncore Value...       42,121    $  12.968279   $    546,239      0.9%        6.37%      3.36%
  Oncore & Firstar Oncore
     Premier......................      284,568    $  12.672219   $  3,606,106      1.4%        5.84%      3.42%
  Oncore Xtra.....................        3,142    $  12.672219   $     39,820      1.4%        5.84%      3.42%
                                    ------------                  ------------
                                        356,945                   $  4,534,178
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Flex....       26,172    $  11.929215   $    312,212      1.5%        7.70%      3.67%
  Oncore & Firstar Oncore Value...       48,463    $  12.191749   $    590,853      0.9%        8.34%      3.87%
  Oncore & Firstar Oncore
     Premier......................      332,091    $  11.972451   $  3,975,944      1.4%        7.80%      3.78%
  Oncore & Firstar Oncore Xtra....        3,512    $  11.972451   $     42,044      1.4%        7.80%      3.78%
                                    ------------                  ------------
                                        410,238                   $  4,921,053
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS: (CONTINUED)
CORE PLUS FIXED INCOME SUBACCOUNT
(CONTINUED)

2000
  Oncore Flex.....................       30,755    $  11.076812   $    340,666      1.5%        9.45%      6.21%
  Oncore & Firstar Oncore Value...       56,923    $  11.253314   $    640,574      0.9%       10.10%      6.34%
  Oncore & Firstar Oncore
     Premier......................      394,328    $  11.105951   $  4,379,391      1.4%        9.55%      6.55%
  Oncore & Xtra...................        3,582    $  11.105951   $     39,778      1.4%        9.55%      6.55%
                                    ------------                  ------------
                                        485,588                   $  5,400,409
                                    ------------                  ------------
1999
  Oncore Flex.....................       30,259    $  10.120748   $    306,246      1.5%       -3.08%      9.44%
  Oncore & Firstar Oncore Value...       51,044    $  10.221395   $    521,742      0.9%       -2.51%      7.68%
  Oncore & Firstar Oncore
     Premier......................      330,040    $  10.137397   $  3,345,751      1.4%       -2.99%      8.12%
  Oncore Xtra.....................          976    $  10.137397   $      9,892      1.4%       -0.75%      8.12%      11/1/99
                                    ------------                  ------------
                                        412,319                   $  4,183,631
                                    ------------                  ------------
1998
  Oncore Flex.....................        3,925    $  10.442562   $     40,987      1.5%        4.43%      2.37%       5/1/98
  Oncore Value....................        3,905    $  10.484025   $     40,937      0.9%        4.84%      1.30%       5/1/98
  Oncore Premier..................       44,089    $  10.449435   $    460,701      1.4%        4.49%      2.30%       5/1/98
                                    ------------                  ------------
                                         51,919                   $    542,625
                                    ------------                  ------------
US REAL ESTATE SUBACCOUNT
2002
  Top I...........................        1,779    $  13.831866   $     24,607      1.1%       -1.87%      9.58%
  Top Tradition...................       15,072    $  13.831866   $    208,477      1.1%       -1.87%      3.09%
  Top Plus........................        1,996    $  13.918838   $     27,778      0.9%       -1.67%      3.77%
  Top Spectrum....................          391    $  11.738222   $      4,594      1.4%       -2.16%     23.74%
  Top Explorer....................        2,402    $  13.745536   $     33,011      1.3%       -2.06%      1.99%
  Oncore & Firstar Oncore Flex....        4,405    $  11.684341   $     51,468      1.5%       -2.25%      3.02%
  Oncore & Firstar Oncore Value...       12,813    $  12.012559   $    153,920      0.9%       -1.67%      2.80%
  Oncore & Firstar Oncore
     Premier......................       45,545    $  11.738222   $    534,621      1.4%       -2.16%     23.74%
  Oncore Xtra.....................    1,277,332    $  11.738222   $ 14,993,603      1.4%       -2.16%     23.74%
                                    ------------                  ------------
                                      1,361,735                   $ 16,032,079
                                    ------------                  ------------
2001
  Top I...........................          365    $  14.094975   $      5,144      1.1%        8.64%      1.25%
  Top Tradition...................       13,869    $  14.094975   $    195,489      1.1%        8.64%      2.79%
  Top Plus........................        1,196    $  14.155556   $     16,928      0.9%        8.86%      5.66%
  Top Spectrum....................       10,323    $  11.997048   $    123,850      1.4%        8.32%      3.41%
  Top Explorer....................        3,884    $  14.034732   $     54,514      1.3%        8.42%      0.55%
  Oncore & Firstar Oncore Flex....        3,776    $  11.953743   $     45,142      1.5%        8.21%      3.67%
  Oncore & Firstar Oncore Value...       15,975    $  12.216854   $    195,159      0.9%        8.86%      3.12%
  Oncore & Firstar Oncore
     Premier......................       73,851    $  11.997048   $    885,982      1.4%        8.32%      3.41%
  Oncore & Firstar Oncore Xtra....        3,123    $  11.997048   $     37,472      1.4%        8.32%      3.41%
                                    ------------                  ------------
                                        126,362                   $  1,559,680
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS: (CONTINUED)
US REAL ESTATE SUBACCOUNT (CONTINUED)

2000
  Top I...........................        6,574    $  12.974045   $     85,291      1.1%       27.87%      1.70%
  Top Tradition...................       34,794    $  12.974045   $    451,421      1.1%       27.87%      2.77%
  Top Plus........................          259    $  13.003900   $      3,363      0.9%       28.12%      0.75%
  Investar Vision & Top
     Spectrum.....................       11,549    $  11.075951   $    127,911      1.4%       27.49%      2.67%
  Top Explorer....................        4,345    $  12.944308   $     56,241      1.3%       27.61%      2.26%
  Oncore & Firstar Oncore Flex....        3,787    $  11.046907   $     41,838      1.5%       27.36%      2.20%
  Oncore & Firstar Oncore Value...       25,564    $  11.222911   $    286,904      0.9%       28.12%      1.81%
  Oncore & Firstar Oncore
     Premier......................      125,785    $  11.075951   $  1,393,189      1.4%       27.49%      2.67%
  Oncore Xtra.....................        3,126    $  11.075951   $     34,626      1.4%       27.49%      2.67%
                                    ------------                  ------------
                                        215,783                   $  2,480,784
                                    ------------                  ------------
1999
  Top Tradition...................        2,245    $  10.146637   $     22,781      1.1%        1.47%      0.00%      11/1/99
  Top Plus........................        1,072    $  10.149941   $     10,881      0.9%        1.50%      0.00%      11/1/99
  Investar Vision & Top
     Spectrum.....................        3,270    $   8.687826   $     28,408      1.4%        1.42%      0.00%      11/1/99
  Top Explorer....................          197    $  10.143343   $      2,000      1.3%        1.43%      0.00%      11/1/99
  Oncore & Firstar Oncore Flex....        1,698    $   8.673554   $     14,725      1.5%       -2.93%      5.12%
  Oncore & Firstar Oncore Value...       13,366    $   8.759824   $    117,088      0.9%       -2.35%      8.46%
  Oncore & Firstar Oncore
     Premier......................       28,422    $   8.687826   $    246,926      1.4%       -2.83%      7.73%
                                    ------------                  ------------
                                         50,270                        442,809
                                    ------------                  ------------
1998
  Oncore Premier..................        9,691    $   8.941071   $     86,646      1.4%      -10.59%      3.47%       5/1/98
                                    ------------                  ------------

VALUE SUBACCOUNT
2002
  Oncore Flex.....................        3,716    $   8.091822   $     30,069      1.5%      -23.31%      0.82%
  Oncore Value....................        8,393    $   8.319174   $     69,823      0.9%      -22.85%      0.58%
  Oncore & Firstar Oncore
     Premier......................       74,364    $   8.129174   $    604,520      1.4%      -23.23%      0.92%
  Oncore Xtra.....................       14,377    $   8.129174   $    116,874      1.4%      -23.23%      0.92%
                                    ------------                  ------------
                                        100,850                   $    821,286
                                    ------------                  ------------
2001
  Oncore Flex.....................        4,627    $  10.551021   $     48,823      1.5%        0.75%      0.79%
  Oncore Value....................       15,465    $  10.783192   $    166,758      0.9%        1.35%      0.91%
  Oncore & Firstar Oncore
     Premier......................       83,555    $  10.589267   $    884,781      1.4%        0.85%      0.95%
  Oncore & Firstar Oncore Xtra....       15,876    $  10.589267   $    168,120      1.4%        0.85%      0.95%
                                    ------------                  ------------
                                        119,523                   $  1,268,482
                                    ------------                  ------------
2000
  Oncore Flex.....................        6,697    $  10.472537   $     70,139      1.5%       23.11%      1.06%
  Oncore Value....................       18,756    $  10.639299   $    199,547      0.9%       23.84%      1.10%
  Oncore & Firstar Oncore
     Premier......................       89,566    $  10.500086   $    940,455      1.4%       23.23%      1.03%
  Oncore Xtra.....................        6,941    $  10.500086   $     72,881      1.4%       23.23%      1.03%
                                    ------------                  ------------
                                        121,960                   $  1,283,022
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS: (CONTINUED)
VALUE SUBACCOUNT (CONTINUED)

1999
  Oncore Flex.....................        4,534    $   8.506511   $     38,570      1.5%       -3.27%      1.22%
  Oncore Value....................       11,662    $   8.591085   $    100,186      0.9%       -2.69%      1.89%
  Oncore & Firstar Oncore
     Premier......................       89,812    $   8.520515   $    765,247      1.4%       -3.17%      1.43%
                                    ------------                  ------------
                                        106,008                   $    904,003
                                    ------------                  ------------
1998
  Oncore Value....................        2,408    $   8.828718   $     21,264      0.9%      -11.71%      2.51%       5/1/98
  Oncore Premier..................       45,544    $   8.799574   $    400,764      1.4%      -12.00%      2.93%       5/1/98
                                    ------------                  ------------
                                         47,952                   $    422,028
                                    ------------                  ------------
EMERGING MKT. DEBT SUBACCOUNT
2002
  Oncore & Firstar Oncore Value...        4,551    $  11.273140   $     51,308      0.9%        8.25%      6.62%
  Oncore & Firstar Oncore
     Premier......................       11,716    $  11.015680   $    129,059      1.4%        7.71%      7.28%
  Oncore Xtra.....................        2,122    $  11.015680   $     23,373      1.4%        7.71%      7.28%
                                    ------------                  ------------
                                         18,389                   $    203,740
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Value...        5,107    $  10.414207   $     53,187      0.9%        9.11%      7.46%
  Oncore & Firstar Oncore
     Premier......................       12,854    $  10.226805   $    131,454      1.4%        8.57%      7.51%
  Oncore & Firstar Oncore Xtra....        2,379    $  10.226805   $     24,326      1.4%        8.57%      7.51%
                                    ------------                  ------------
                                         20,340                   $    208,967
                                    ------------                  ------------
2000
  Oncore & Firstar Oncore Value...        8,544    $   9.544453   $     81,547      0.9%       10.40%     11.94%
  Oncore & Firstar Oncore
     Premier......................       20,917    $   9.419421   $    197,029      1.4%        9.85%     12.62%
  Oncore Xtra.....................          761    $   9.419421   $      7,167      1.4%        9.85%     12.62%
                                    ------------                  ------------
                                         30,222                   $    285,743
                                    ------------                  ------------
1999
  Oncore & Firstar Oncore Value...        5,903    $   8.645671   $     51,038      0.9%       28.22%     18.92%
  Oncore & Firstar Oncore
     Premier......................       15,043    $   8.574587   $    128,986      1.4%       27.59%     25.88%
                                    ------------                  ------------
                                         20,946                   $    180,024
                                    ------------                  ------------
1998
  Oncore Premier..................        1,131    $   6.720380   $      7,599      1.4%      -32.80%     14.45%       5/1/98
                                    ------------                  ------------
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST:
GROWTH & INCOME SUBACCOUNT
2002
  Top I...........................        1,418    $   7.786048   $     11,042      1.1%      -12.30%      1.51%
  Top Tradition...................       16,086    $   7.786048   $    125,246      1.1%      -12.30%      1.37%
  Top Plus........................        1,512    $   7.835039   $     11,847      0.9%      -12.13%      1.28%
  Top Explorer....................       19,154    $   7.737388   $    148,199      1.3%      -12.48%      1.78%
  Oncore Flex.....................       50,672    $   6.727773   $    340,910      1.5%      -12.65%      1.56%
  Oncore & Firstar Oncore Value...       83,623    $   6.916855   $    578,409      0.9%      -12.13%      1.57%
  Oncore & Firstar Oncore
     Premier......................      310,061    $   6.758832   $  2,095,651      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Xtra....      295,724    $   6.758832   $  1,998,748      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Lite....      101,941    $   6.758832   $    689,001      1.4%      -12.56%      1.57%
                                    ------------                  ------------
                                        880,191                   $  5,999,053
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
GOLDMAN SACHS VARIABLE INSURANCE
TRUST: (CONTINUED)
GROWTH & INCOME SUBACCOUNT
(CONTINUED)

2001
  Top I...........................        1,419    $   8.878447   $     12,601      1.1%      -10.33%      0.47%
  Top Tradition...................       19,256    $   8.878447   $    170,961      1.1%      -10.33%      0.43%
  Top Plus........................          916    $   8.916630   $      8,171      0.9%      -10.15%      0.35%
  Top Explorer....................       15,077    $   8.840448   $    133,290      1.3%      -10.51%      0.65%
  Oncore & Firstar Oncore Flex....       40,776    $   7.702095   $    314,064      1.5%      -10.69%      0.53%
  Oncore & Firstar Oncore Value...       79,514    $   7.871689   $    625,912      0.9%      -10.15%      0.44%
  Oncore & Firstar Oncore
     Premier......................      309,046    $   7.730038   $  2,388,929      1.4%      -10.60%      0.59%
  Oncore & Firstar Oncore Xtra....      235,382    $   7.730038   $  1,819,503      1.4%      -10.60%      0.59%
  Oncore Lite.....................       17,578    $   7.730038   $    135,881      1.4%       -1.77%      0.59%      4/17/01
                                    ------------                  ------------
                                        718,964                   $  5,609,312
                                    ------------                  ------------
2000
  Top I...........................        1,413    $   9.901207   $     13,988      1.1%       -5.72%      0.63%
  Top Tradition...................       18,028    $   9.901207   $    178,500      1.1%       -5.72%      0.48%
  Top Plus........................        1,461    $   9.923988   $     14,501      0.9%       -5.54%      0.37%
  Top Explorer....................        3,392    $   9.878486   $     33,504      1.3%       -5.91%      0.55%
  Oncore & Firstar Oncore Flex....       34,930    $   8.623584   $    301,225      1.5%       -6.09%      0.38%
  Oncore & Firstar Oncore Value...       91,361    $   8.760996   $    800,416      0.9%       -5.54%      0.38%
  Oncore & Firstar Oncore
     Premier......................      264,785    $   8.646279   $  2,289,397      1.4%       -6.00%      0.44%
  Oncore & Firstar Oncore Xtra....       75,055    $   8.646279   $    648,949      1.4%       -6.00%      0.44%
                                    ------------                  ------------
                                        490,425                   $  4,280,480
                                    ------------                  ------------
1999
  Top I...........................           81    $  10.502077   $        847      1.1%        5.02%      0.00%      11/1/99
  Top Tradition...................        2,420    $  10.502077   $     25,418      1.1%        5.02%      0.85%      11/1/99
  Top Explorer....................           15    $  10.498657   $        157      1.3%        4.99%      0.91%      11/1/99
  Oncore Flex.....................       32,934    $   9.183018   $    302,437      1.5%        3.85%      1.93%
  Oncore & Firstar Oncore Value...       70,594    $   9.274350   $    654,710      0.9%        4.47%      1.55%
  Oncore & Firstar Oncore
     Premier......................      194,264    $   9.198141   $  1,786,875      1.4%        3.96%      1.72%
                                    ------------                  ------------
                                        300,308                   $  2,770,444
                                    ------------                  ------------
1998
  Oncore Flex.....................       10,579    $   8.842262   $     93,544      1.5%      -11.58%      1.41%       5/1/98
  Oncore Value....................       24,326    $   8.877426   $    215,949      0.9%      -11.23%      1.54%       5/1/98
  Oncore Premier..................       49,518    $   8.848103   $    438,140      1.4%      -11.52%      1.63%       5/1/98
                                    ------------                  ------------
                                         84,423                   $    747,633
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
GOLDMAN SACHS VARIABLE INSURANCE
TRUST: (CONTINUED)
GROWTH & INCOME SUBACCOUNT
(CONTINUED)

CORE US EQUITY SUBACCOUNT
2002
  Top Tradition...................       14,974    $   6.571707   $     98,405      1.1%      -22.75%      0.66%
  Top Plus........................        2,145    $   6.613061   $     14,188      0.9%      -22.59%      0.41%
  Investar Vision & Top
     Spectrum.....................       11,603    $   7.443985   $     86,373      1.4%      -22.97%      0.54%
  Top Explorer....................       18,931    $   6.530631   $    123,628      1.3%      -22.90%      0.51%
  Oncore & Firstar Oncore Flex....       38,034    $   7.409765   $    281,822      1.5%      -23.05%      0.50%
  Oncore & Firstar Oncore Value...      101,320    $   7.618013   $    771,854      0.9%      -22.59%      0.59%
  Oncore & Firstar Oncore
     Premier......................      385,471    $   7.443985   $  2,869,442      1.4%      -22.97%      0.54%
  Oncore & Firstar Oncore Xtra....      210,179    $   7.443985   $  1,564,568      1.4%      -22.97%      0.54%
  Oncore Lite.....................       19,240    $   7.443985   $    143,226      1.4%      -22.97%      0.54%
                                    ------------                  ------------
                                        801,897                   $  5,953,506
                                    ------------                  ------------
2001
  Top I...........................           83    $   8.506573   $        707      1.1%      -12.91%      0.61%
  Top Tradition...................       11,782    $   8.506573   $    100,228      1.1%      -12.91%      0.37%
  Top Plus........................        3,786    $   8.543146   $     32,343      0.9%      -12.73%      0.56%
  Investar Vision & Top
     Spectrum.....................       12,090    $   9.664349   $    116,847      1.4%      -13.17%      0.50%
  Top Explorer....................       20,857    $   8.470176   $    176,658      1.3%      -13.08%      0.40%
  Oncore & Firstar Oncore Flex....       46,745    $   9.629429   $    450,132      1.5%      -13.25%      0.40%
  Oncore & Firstar Oncore Value...       99,007    $   9.841404   $    974,364      0.9%      -12.73%      0.42%
  Oncore & Firstar Oncore
     Premier......................      423,371    $   9.664349   $  4,091,606      1.4%      -13.17%      0.50%
  Oncore & Firstar Oncore Xtra....      231,011    $   9.664349   $  2,232,569      1.4%      -13.17%      0.50%
  Oncore Lite.....................        9,168    $   9.664349   $     88,599      1.4%       -3.70%      0.50%      4/17/01
                                    ------------                  ------------
                                        857,900                   $  8,264,053
                                    ------------                  ------------
2000
  Top I...........................           38    $   9.767104   $        369      1.1%      -10.60%      1.09%
  Top Tradition...................       15,496    $   9.767104   $    151,349      1.1%      -10.60%      0.74%
  Top Plus........................        2,471    $   9.789574   $     24,189      0.9%      -10.42%      0.64%
  Investar Vision & Top
     Spectrum.....................       12,704    $  11.129638   $    141,394      1.4%      -10.86%      0.67%
  Top Explorer....................       27,155    $   9.744700   $    264,617      1.3%      -10.77%      0.92%
  Oncore & Firstar Oncore Flex....       50,813    $  11.100434   $    564,047      1.5%      -10.95%      0.70%
  Oncore & Firstar Oncore Value...      111,950    $  11.277239   $  1,262,491      0.9%      -10.42%      0.66%
  Oncore & Firstar Oncore
     Premier......................      387,430    $  11.129638   $  4,311,962      1.4%      -10.86%      0.67%
  Oncore Xtra.....................       75,569    $  11.129638   $    841,050      1.4%      -10.86%      0.67%
                                    ------------                  ------------
                                        683,626                   $  7,561,468
                                    ------------                  ------------
1999
  Top I...........................        6,751    $  10.924941   $     73,750      1.1%        9.25%      0.00%      11/1/99
  Top Tradition...................        1,589    $  10.928488   $     17,364      0.9%        9.28%      0.28%      11/1/99
  Top Plus........................        9,482    $  12.485861   $    118,393      1.4%        9.20%      0.09%      11/1/99
  Top Explorer....................        3,761    $  10.921392   $     41,072      1.3%        9.21%      0.60%      11/1/99
  Oncore Flex.....................       31,465    $  12.465356   $    392,228      1.5%       22.47%      0.47%
  Oncore & Firstar Oncore Value...       83,199    $  12.589226   $  1,047,417      0.9%       23.19%      0.55%
  Oncore & Firstar Oncore
     Premier......................      243,486    $  12.485861   $  3,040,144      1.4%       22.59%      0.64%
  Oncore Xtra.....................        7,270    $  12.485861   $     90,767      1.4%        9.20%      0.64%      11/1/99
                                    ------------                  ------------
                                        387,003                   $  4,821,135
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
GOLDMAN SACHS VARIABLE INSURANCE
TRUST: (CONTINUED)
CORE US EQUITY SUBACCOUNT
(CONTINUED)

1998
  Oncore Flex.....................       13,701    $  10.178701   $    139,461      1.5%        1.79%      0.58%       5/1/98
  Oncore Value....................       21,555    $  10.219123   $    220,277      0.9%        2.19%      0.83%       5/1/98
  Oncore Premier..................       48,081    $  10.185409   $    489,723      1.4%        1.85%      0.92%       5/1/98
                                    ------------                  ------------
                                         83,337                   $    849,461
                                    ------------                  ------------
GLOBAL INCOME SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex....       15,465    $  11.427883   $    176,732      1.5%        3.25%      3.69%
  Oncore & Firstar Oncore Value...       35,579    $  11.679374   $    415,540      0.9%        3.86%      4.92%
  Oncore & Firstar Oncore
     Premier......................      156,735    $  11.469316   $  1,797,641      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Xtra....      102,601    $  11.469316   $  1,176,773      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Lite....       18,686    $  11.469316   $    214,312      1.4%        1.80%      5.43%      4/17/01
                                    ------------                  ------------
                                        329,066                   $  3,780,998
                                    ------------                  ------------
2000
  Oncore & Firstar Oncore Flex....       16,794    $  11.068437   $    185,882      1.5%        7.45%     10.14%
  Oncore & Firstar Oncore Value...       11,929    $  11.244801   $    134,139      0.9%        8.08%     10.35%
  Oncore & Firstar Oncore
     Premier......................       93,629    $  11.097566   $  1,039,058      1.4%        7.55%     12.15%
  Oncore Xtra.....................       16,840    $  11.097566   $    186,879      1.4%        7.55%     12.15%
                                    ------------                  ------------
                                        139,192                   $  1,545,958
                                    ------------                  ------------
1999
  Oncore Flex.....................       13,311    $  10.301425   $    137,127      1.5%       -2.48%      4.37%
  Oncore Value....................        8,472    $  10.403879   $     88,146      0.9%       -1.90%      5.78%
  Oncore & Firstar Oncore
     Premier......................       52,098    $  10.318388   $    537,560      1.4%       -2.38%      5.08%
                                    ------------                  ------------
                                         73,881                   $    762,833
                                    ------------                  ------------
1998
  Oncore Value....................        1,759    $  10.604929   $     18,657      0.9%        6.05%      0.00%       5/1/98
  Oncore Premier..................        6,044    $  10.569939   $     63,886      1.4%        5.70%      4.88%       5/1/98
                                    ------------                  ------------
                                          7,803                   $     82,543
                                    ------------                  ------------
CAPITAL GROWTH SUBACCOUNT
2002
  Top I...........................           89    $   6.442916   $        571      1.1%      -25.16%      0.03%
  Top Tradition...................       20,955    $   6.442916   $    135,014      1.1%      -25.16%      0.20%
  Top Plus........................        5,440    $   6.483475   $     35,270      0.9%      -25.01%      0.16%
  Investar Vision & Top
     Spectrum.....................       30,917    $   8.295824   $    256,479      1.4%      -25.38%      0.14%
  Top Explorer....................       26,820    $   6.402630   $    171,721      1.3%      -25.30%      0.32%
  Oncore & Firstar................       17,297    $   7.978356   $    138,003      1.5%      -25.45%      0.19%
  Oncore & Firstar Oncore Value...       68,203    $   8.202587   $    559,439      0.9%      -25.01%      0.19%
  Oncore & Firstar Oncore
     Premier......................      252,183    $   8.015187   $  2,021,293      1.4%      -25.38%      0.18%
  Oncore & Firstar Oncore Xtra....      173,153    $   8.015187   $  1,387,856      1.4%      -25.38%      0.18%
  Oncore Lite.....................       40,034    $   8.015187   $    320,881      1.4%      -25.38%      0.18%
                                    ------------                  ------------
                                        635,091                   $  5,026,527
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
GOLDMAN SACHS VARIABLE INSURANCE
TRUST: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT
(CONTINUED)

2001
  Top I...........................          106    $   8.608436   $        915      1.1%      -15.40%      0.14%
  Top Tradition...................       18,972    $   8.608436   $    163,323      1.1%      -15.40%      0.16%
  Top Plus........................        7,509    $   8.645455   $     64,916      0.9%      -15.23%      0.20%
  Investar Vision & Top
     Spectrum.....................       47,707    $  11.117097   $    530,366      1.4%      -15.65%      0.10%
  Top Explorer....................       11,056    $   8.571580   $     94,768      1.3%      -15.57%      0.04%
  Oncore & Firstar Oncore Flex....       16,103    $  10.702228   $    172,334      1.5%      -15.73%      0.10%
  Oncore & Firstar Oncore Value...       62,797    $  10.937818   $    686,862      0.9%      -15.23%      0.19%
  Oncore & Firstar Oncore
     Premier......................      310,825    $  10.741026   $  3,338,583      1.4%      -15.65%      0.18%
  Oncore & Firstar Oncore Xtra....      142,219    $  10.741026   $  1,527,575      1.4%      -15.65%      0.18%
  Oncore Lite.....................       14,354    $  10.741026   $    154,177      1.4%       -5.71%      0.18%      4/17/01
                                    ------------                  ------------
                                        631,648                   $  6,733,819
                                    ------------                  ------------
2000
  Top I...........................          118    $  10.175293   $      1,201      1.1%       -8.97%      0.08%
  Top Tradition...................       17,879    $  10.175293   $    181,922      1.1%       -8.97%      0.14%
  Top Plus........................        2,166    $  10.198702   $     22,085      0.9%       -8.79%      0.13%
  Investar Vision & Top
     Spectrum.....................       50,896    $  13.179906   $    670,800      1.4%       -9.24%      0.10%
  Top Explorer....................        9,008    $  10.151952   $     91,451      1.3%       -9.15%      0.14%
  Oncore & Firstar Oncore Flex....       28,384    $  12.700662   $    360,499      1.5%       -9.33%      0.15%
  Oncore & Firstar Oncore Value...       46,512    $  12.902912   $    600,135      0.9%       -8.79%      0.12%
  Oncore & Firstar Oncore
     Premier......................      294,575    $  12.734037   $  3,751,143      1.4%       -9.24%      0.12%
  Oncore Xtra.....................       62,243    $  12.734037   $    792,604      1.4%       -9.24%      0.12%
                                    ------------                  ------------
                                        511,781                   $  6,471,840
                                    ------------                  ------------
1999
  Top Tradition...................        7,407    $  11.178377   $     82,796      1.1%       11.78%      0.07%      11/1/99
  Investar Vision & Top
     Spectrum.....................       55,854    $  14.522089   $    811,111      1.4%       25.38%      0.11%
  Top Explorer....................          526    $  11.174753   $      5,882      1.3%       11.75%      0.07%      11/1/99
  Oncore & Firstar Oncore Flex....        8,621    $  14.007791   $    120,767      1.5%       25.26%      0.14%
  Oncore Value....................       28,310    $  14.146953   $    400,501      0.9%       26.00%      0.12%
  Oncore & Firstar Oncore
     Premier......................      216,873    $  14.030812   $  3,042,902      1.4%       25.38%      0.16%
  Oncore Xtra.....................           37    $  14.030812   $        520      1.4%       11.73%      0.16%      11/1/99
                                    ------------                  ------------
                                        317,628                   $  4,464,479
                                    ------------                  ------------
1998
  Investar Vision & Top
     Spectrum.....................       36,645    $  11.582489   $    424,441      1.4%       15.82%      0.38%      5/27/98
  Oncore Value....................       15,484    $  11.227684   $    173,853      0.9%       12.28%      0.38%       5/1/98
  Oncore Premier..................       41,158    $  11.190658   $    460,586      1.4%       11.91%      0.39%       5/1/98
                                    ------------                  ------------
                                         93,287                   $  1,058,880
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
GOLDMAN SACHS VARIABLE INSURANCE
TRUST: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT
(CONTINUED)

LAZARD RETIREMENT SERIES, INC.:
EMERGING MARKET SUBACCOUNT
2002
  Top I...........................        1,492    $   8.142509   $     12,151      1.1%       -2.57%      0.16%
  Top Tradition...................       31,520    $   8.142509   $    256,654      1.1%       -2.57%      0.57%
  Top Plus........................       10,946    $   8.193782   $     89,692      0.9%       -2.38%      1.15%
  Investar Vision & Top
     Spectrum.....................       28,005    $   7.405782   $    207,401      1.4%       -2.86%      0.86%
  Top Explorer....................       60,165    $   8.091598   $    486,834      1.3%       -2.76%      0.58%
  Oncore Flex.....................       13,220    $   7.380214   $     97,565      1.5%       -2.96%      0.56%
  Oncore & Firstar Oncore Value...       54,024    $   7.535403   $    407,090      0.9%       -2.38%      0.65%
  Oncore & Firstar Oncore
     Premier......................      100,263    $   7.405782   $    742,521      1.4%       -2.86%      0.86%
  Oncore & Firstar Oncore Xtra....      214,181    $   7.405782   $  1,586,180      1.4%       -2.86%      0.86%
  Oncore Lite.....................        9,097    $   7.405782   $     67,368      1.4%       -2.86%      0.86%
                                    ------------                  ------------
                                        522,913                   $  3,953,456
                                    ------------                  ------------
2001
  Top Tradition...................       12,483    $   8.357476   $    104,325      1.1%       -6.11%      0.47%
  Top Plus........................        1,047    $   8.393462   $      8,787      0.9%       -5.93%      0.44%
  Investar Vision & Top
     Spectrum.....................       32,274    $   7.623890   $    246,050      1.4%       -6.39%      0.40%
  Top Explorer....................       54,145    $   8.321677   $    450,579      1.3%       -6.30%      0.46%
  Oncore & Firstar Oncore Flex....        6,437    $   7.605066   $     48,953      1.5%       -6.49%      0.19%
  Oncore & Firstar Oncore Value...       42,948    $   7.719036   $    331,515      0.9%       -5.93%      0.64%
  Oncore & Firstar Oncore
     Premier......................       67,943    $   7.623890   $    518,001      1.4%       -6.39%      0.40%
  Oncore Xtra.....................       12,782    $   7.623890   $     97,446      1.4%       -6.39%      0.40%
                                    ------------                  ------------
                                        230,059                   $  1,805,656
                                    ------------                  ------------
2000
  Top Tradition...................       11,322    $   8.901738   $    100,784      1.1%      -28.86%      0.18%
  Top Plus........................        1,167    $   8.922265   $     10,417      0.9%      -28.71%      0.16%
  Investar Vision & Top
     Spectrum.....................       43,587    $   8.144687   $    355,004      1.4%      -29.07%      0.20%
  Top Explorer....................       51,070    $   8.881291   $    453,564      1.3%      -29.00%      0.12%
  Oncore & Firstar Oncore Flex....       10,112    $   8.132649   $     82,240      1.5%      -29.14%      0.23%
  Oncore & Firstar Oncore Value...       24,583    $   8.205354   $    201,709      0.9%      -28.71%      0.26%
  Oncore & Firstar Oncore
     Premier......................       63,056    $   8.144687   $    513,573      1.4%      -29.07%      0.20%
  Oncore Xtra.....................       22,177    $   8.144687   $    180,625      1.4%      -29.07%      0.20%
                                    ------------                  ------------
                                        227,074                   $  1,897,916
                                    ------------                  ------------
1999
  Top Tradition...................        7,037    $  12.512192   $     88,054      1.1%       25.12%      0.02%      11/1/99
  Investar Vision & Top
     Spectrum.....................       43,692    $  11.482079   $    501,679      1.4%       25.06%      0.43%      11/1/99
  Top Explorer....................       67,420    $  12.508143   $    843,293      1.3%       25.08%      0.19%      11/1/99
  Oncore Flex.....................        2,966    $  11.476404   $     34,034      1.5%       14.76%      0.17%       7/1/99
  Oncore & Firstar Oncore Value...        6,709    $  11.510559   $     77,220      0.9%       15.11%      0.28%       7/1/99
  Oncore & Firstar Oncore
     Premier......................       21,474    $  11.482079   $    246,575      1.4%       14.82%      0.43%       7/1/99
                                    ------------                  ------------
                                        149,298                   $  1,790,855
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
LAZARD RETIREMENT SERIES, INC.:
(CONTINUED)
EMERGING MARKET SUBACCOUNT
(CONTINUED)

SMALL CAP SUBACCOUNT
2002
  Top I...........................        2,760    $  12.055137   $     33,274      1.1%      -18.57%      0.00%
  Top Tradition...................      103,931    $  12.055137   $  1,252,905      1.1%      -18.57%      0.00%
  Top Plus........................       30,599    $  12.130971   $    371,198      0.9%      -18.41%      0.00%
  Investar Vision & Top
     Spectrum.....................        3,908    $  10.531174   $     41,155      1.4%      -18.81%      0.00%
  Top Explorer....................       63,418    $  11.979836   $    759,737      1.3%      -18.73%      0.00%
  Oncore & Firstar Oncore Flex....       40,710    $  10.494853   $    427,249      1.5%      -18.89%      0.00%
  Oncore & Firstar Oncore Value...      147,305    $  10.715360   $  1,578,421      0.9%      -18.41%      0.00%
  Oncore & Firstar Oncore
     Premier......................      416,026    $  10.531174   $  4,381,234      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Xtra....      463,842    $  10.531174   $  4,884,805      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Lite....       77,031    $  10.531174   $    811,222      1.4%      -18.81%      0.00%
                                    ------------                  ------------
                                      1,349,530                   $ 14,541,200
                                    ------------                  ------------
2001
  Top I...........................        5,795    $  14.804778   $     85,796      1.1%       17.33%      0.14%
  Top Tradition...................       54,750    $  14.804778   $    810,563      1.1%       17.33%      0.13%
  Top Plus........................       20,065    $  14.868406   $    298,331      0.9%       17.57%      0.14%
  Top Spectrum....................        2,946    $  12.971690   $     38,213      1.4%       16.98%      0.14%
  Top Explorer....................       59,793    $  14.741471   $    881,439      1.3%       17.10%      0.05%
  Oncore & Firstar Oncore Flex....        8,258    $  12.939715   $    106,852      1.5%       16.87%      0.11%
  Oncore & Firstar Oncore Value...       60,187    $  13.133345   $    790,458      0.9%       17.57%      0.14%
  Oncore & Firstar Oncore
     Premier......................      230,069    $  12.971690   $  2,984,377      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Xtra....      195,238    $  12.971690   $  2,532,586      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Lite....       10,077    $  12.971690   $    130,710      1.4%       20.44%      0.14%      4/17/01
                                    ------------                  ------------
                                        647,178                   $  8,659,325
                                    ------------                  ------------
2000
  Top Tradition...................        7,263    $  12.617728   $     91,645      1.1%       19.74%      0.32%
  Top Plus........................        1,113    $  12.646744   $     14,071      0.9%       19.97%      0.26%
  Top Explorer....................       13,745    $  12.588791   $    173,031      1.3%       19.50%      0.46%
  Oncore Flex.....................        1,890    $  11.072119   $     20,928      1.5%       19.26%      0.45%
  Oncore Value....................        9,081    $  11.170949   $    101,445      0.9%       19.97%      0.44%
  Oncore & Firstar Oncore
     Premier......................       39,466    $  11.088474   $    437,613      1.4%       19.38%      0.35%
  Oncore & Firstar Oncore Xtra....       11,770    $  11.088474   $    130,513      1.4%       19.38%      0.35%
                                    ------------                  ------------
                                         84,328                   $    969,246
                                    ------------                  ------------
1999
  Top Tradition...................          875    $  10.538021   $      9,219      1.1%        5.38%      0.00%      11/1/99
  Top Plus........................          299    $  10.541450   $      3,149      0.9%        5.41%      0.00%      11/1/99
  Top Explorer....................          712    $  10.534599   $      7,506      1.3%        5.35%      0.00%      11/1/99
  Oncore & Firstar Oncore Value...        1,275    $   9.311327   $     11,870      0.9%       -6.89%      0.13%       7/1/99
  Oncore & Firstar Oncore
     Premier......................       11,325    $   9.288255   $    105,196      1.4%       -7.12%      0.25%       7/1/99
                                    ------------                  ------------
                                         14,486                   $    136,940
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
LAZARD RETIREMENT SERIES, INC.:
(CONTINUED)
SMALL CAP SUBACCOUNT (CONTINUED)

PRUDENTIAL SERIES FUND, INC.
JENNISON 20/20 FOCUS SUBACCOUNT
2002
  Oncore & Firstar Oncore Flex....       15,829    $   7.202884   $    114,015      1.5%      -23.72%      0.00%
  Oncore & Firstar Oncore Value...        6,681    $   7.331959   $     48,982      0.9%      -23.27%      0.00%
  Oncore & Firstar Oncore
     Premier......................       77,648    $   7.224177   $    560,948      1.4%      -23.65%      0.00%
  Oncore & Firstar Oncore Xtra....       54,142    $   7.224177   $    391,129      1.4%      -23.65%      0.00%
  Oncore Lite.....................       14,196    $   7.224177   $    102,556      1.4%      -23.65%      0.00%
                                    ------------                  ------------
                                        168,496                   $  1,217,630
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Flex....        3,686    $   9.443234   $     34,808      1.5%       -2.77%      0.28%
  Oncore & Firstar Oncore Value...        5,108    $   9.555500   $     48,809      0.9%       -2.19%      0.30%
  Oncore & Firstar Oncore
     Premier......................       71,494    $   9.461789   $    676,467      1.4%       -2.68%      0.30%
  Oncore & Firstar Oncore Xtra....       26,650    $   9.461789   $    252,154      1.4%       -2.68%      0.30%
  Oncore Lite.....................        3,204    $   9.461789   $     30,311      1.4%       -1.28%      0.30%      4/17/01
                                    ------------                  ------------
                                        110,142                   $  1,042,549
                                    ------------                  ------------
2000
  Oncore Flex.....................        1,781    $   9.712555   $     17,298      1.5%       -2.87%      0.07%       1/4/00
  Oncore Value....................        3,427    $   9.769522   $     33,476      0.9%       -2.30%      0.09%       1/4/00
  Oncore & Firstar Oncore
     Premier......................       42,030    $   9.721993   $    408,623      1.4%       -2.78%      0.09%       1/4/00
  Oncore Xtra.....................        9,244    $   9.721993   $     89,867      1.4%       -2.78%      0.09%       1/4/00
                                    ------------                  ------------
                                         56,482                   $    549,264
                                    ------------                  ------------
JENNISON SUBACCOUNT
2002
  Oncore & Firstar Oncore Flex....        9,479    $   4.654701   $     44,123      1.5%      -32.19%      0.00%
  Oncore & Firstar Oncore Value...       57,686    $   4.738185   $    273,328      0.9%      -31.78%      0.00%
  Oncore & Firstar Oncore
     Premier......................      467,403    $   4.668475   $  2,182,058      1.4%      -32.12%      0.00%
  Oncore & Firstar Oncore Xtra....      353,812    $   4.668475   $  1,651,762      1.4%      -32.12%      0.00%
  Oncore Lite.....................       68,648    $   4.668475   $    320,483      1.4%      -32.12%      0.00%
                                    ------------                  ------------
                                        957,028                   $  4,471,754
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Flex....       10,192    $   6.863855   $     69,957      1.5%      -19.82%      0.00%
  Oncore & Firstar Oncore Value...       42,197    $   6.945545   $    293,082      0.9%      -19.33%      0.00%
  Oncore & Firstar Oncore
     Premier......................      460,025    $   6.877368   $  3,163,761      1.4%      -19.74%      0.00%
  Oncore & Firstar Oncore Xtra....      308,693    $   6.877368   $  2,122,996      1.4%      -19.74%      0.00%
  Oncore Lite.....................        3,341    $   6.877368   $     22,978      1.4%       -5.58%      0.00%      4/17/01
                                    ------------                  ------------
                                        824,448                   $  5,672,774
                                    ------------                  ------------
2000
  Oncore & Firstar Oncore Flex....       14,322    $   8.560049   $    122,601      1.5%      -14.40%      0.00%       1/4/00
  Oncore & Firstar Oncore Value...       31,339    $   8.610292   $    269,841      0.9%      -13.90%      0.00%       1/4/00
  Oncore & Firstar Oncore
     Premier......................      278,764    $   8.568376   $  2,388,557      1.4%      -14.32%      0.00%       1/4/00
  Oncore & Firstar Oncore Xtra....      113,644    $   8.568376   $    973,736      1.4%      -14.32%      0.00%       1/4/00
                                    ------------                  ------------
                                        438,069                   $  3,754,735
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
BRINSON SERIES TRUST:
STRATEGIC INCOME SUBACCOUNT (NOTE
  6)
2000
  Oncore & Firstar Oncore Flex....        1,210    $   9.905889   $     11,986      1.5%       -0.69%      4.56%
  Oncore Value....................        8,623    $   9.994321   $     86,183      0.9%       -0.10%      9.29%
  Oncore & Firstar Oncore
     Premier......................       33,146    $   9.920537   $    328,826      1.4%       -0.59%      5.61%
  Oncore & Firstar Oncore Xtra....       16,142    $   9.920537   $    160,132      1.4%       -0.59%      5.61%
                                    ------------                  ------------
                                         59,121                   $    587,127
                                    ------------                  ------------
1999
  Firstar Oncore Flex.............          782    $   9.974528   $      7,804      1.5%       -0.25%      0.00%       7/1/99
  Oncore Value....................        1,756    $  10.004230   $     17,566      0.9%        0.04%      5.77%       7/1/99
  Oncore & Firstar Oncore
     Premier......................       10,075    $   9.979456   $    100,536      1.4%       -0.21%     12.57%       7/1/99
                                    ------------                  ------------
                                         12,613                   $    125,906
                                    ------------                  ------------
GROWTH & INCOME SUBACCOUNT
(NOTE  6)

2000
  Oncore & Firstar Oncore Flex....       10,561    $   9.854619   $    104,077      1.5%       -6.18%      0.38%
  Oncore & Firstar Oncore Value...        4,385    $   9.942579   $     43,601      0.9%       -5.63%      0.27%
  Oncore & Firstar Oncore
     Premier......................      105,443    $   9.869169   $  1,040,639      1.4%       -6.09%      0.23%
  Oncore & Firstar Oncore Xtra....       33,649    $   9.869169   $    332,075      1.4%       -6.09%      0.23%
                                    ------------                  ------------
                                        154,038                   $  1,520,392
                                    ------------                  ------------
1999
  Oncore & Firstar Oncore Flex....        7,311    $  10.503936   $     76,796      1.5%        5.04%      0.00%       7/1/99
  Oncore Value....................        2,477    $  10.535221   $     26,095      0.9%        5.35%      0.00%       7/1/99
  Oncore & Firstar Oncore
     Premier......................       48,244    $  10.509120   $    506,997      1.4%        5.09%      0.00%       7/1/99
                                    ------------                  ------------
                                         58,032                   $    609,888
                                    ------------                  ------------
SMALL CAP SUBACCOUNT (NOTE 6)
2000
  Oncore & Firstar Oncore Value...        2,656    $  12.237315   $     32,505      0.9%       13.13%      0.00%
  Oncore & Firstar Oncore
     Premier......................       38,496    $  12.147002   $    467,615      1.4%       12.57%      0.00%
  Oncore Xtra.....................        6,088    $  12.147002   $     73,941      1.4%       12.57%      0.00%
                                    ------------                  ------------
                                         47,240                   $    574,061
                                    ------------                  ------------
1999
  Oncore Flex.....................          116    $  10.784880   $      1,255      1.5%        7.85%      0.00%       7/1/99
  Oncore Premier..................       11,820    $  10.790213   $    127,534      1.4%        7.90%      0.00%       7/1/99
                                    ------------                  ------------
                                         11,936                   $    128,789
                                    ------------                  ------------
UBS SERIES TRUST:
TACTICAL ALLOCATION SUBACCOUNT
2002
  Oncore & Firstar Oncore Flex....       49,130    $   6.598255   $    324,173      1.5%      -24.10%      0.68%
  Oncore & Firstar Oncore Value...       88,576    $   6.736942   $    596,728      0.9%      -23.64%      0.49%
  Oncore & Firstar Oncore
     Premier......................      478,276    $   6.621106   $  3,166,723      1.4%      -24.02%      0.60%
  Oncore & Firstar Oncore Xtra....      419,260    $   6.621106   $  2,775,962      1.4%      -24.02%      0.60%
  Oncore Lite.....................       54,906    $   6.621106   $    363,535      1.4%      -24.02%      0.60%
                                    ------------                  ------------
                                      1,090,148                   $  7,227,121
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
UBS SERIES TRUST: (CONTINUED)
TACTICAL ALLOCATION SUBACCOUNT
(CONTINUED)

2001
  Oncore & Firstar Oncore Flex....       80,744    $   8.692861   $    701,893      1.5%      -13.85%      2.18%
  Oncore & Firstar Oncore Value...       74,273    $   8.822999   $    655,309      0.9%      -13.33%      1.52%
  Oncore & Firstar Oncore
     Premier......................      746,759    $   8.714367   $  6,507,533      1.4%      -13.76%      1.66%
  Oncore & Firstar Oncore Xtra....      416,163    $   8.714367   $  3,626,605      1.4%      -13.76%      1.66%
  Oncore Lite.....................       34,619    $   8.714367   $    301,682      1.4%       -4.30%      1.66%      4/17/01
                                    ------------                  ------------
                                      1,352,558                   $ 11,793,022
                                    ------------                  ------------
2000
  Oncore Flex.....................       95,153    $  10.090074   $    960,104      1.5%       -3.57%      0.03%
  Oncore Value....................       31,615    $  10.180141   $    321,850      0.9%       -3.00%      0.02%
  Oncore & Firstar Oncore
     Premier......................      490,553    $  10.104990   $  4,957,022      1.4%       -3.48%      0.02%
  Oncore & Firstar Oncore Xtra....      115,408    $  10.104990   $  1,166,196      1.4%       -3.48%      0.02%
                                    ------------                  ------------
                                        732,729                   $  7,405,172
                                    ------------                  ------------
1999
  Oncore Flex.....................       84,698    $  10.464132   $    886,292      1.5%        4.64%      0.48%       7/1/99
  Oncore Value....................        8,361    $  10.495301   $     87,756      0.9%        4.95%      0.37%       7/1/99
  Oncore & Firstar Oncore
     Premier......................      111,918    $  10.469307   $  1,171,703      1.4%        4.69%      0.86%       7/1/99
  Oncore Xtra.....................        2,261    $  10.469307   $     23,666      1.4%        6.94%      0.86%      11/1/99
                                    ------------                  ------------
                                        207,238                   $  2,169,417
                                    ------------                  ------------
PBHG INSURANCE SERIES FUND INC.:
TECHNOLOGY & COMMUNICATIONS
  SUBACCOUNT
2002
  Top I...........................        5,943    $   1.146913   $      6,816      1.1%      -54.49%      0.00%
  Top Tradition...................       96,108    $   1.146913   $    110,228      1.1%      -54.49%      0.00%
  Top Plus........................       16,948    $   1.153023   $     19,542      0.9%      -54.40%      0.00%
  Investar Vision & Top
     Spectrum.....................        5,966    $   1.137825   $      6,788      1.4%      -54.63%      0.00%
  Top Explorer....................      143,375    $   1.140850   $    163,570      1.3%      -54.58%      0.00%
  Oncore & Firstar Oncore Flex....       49,216    $   1.134817   $     55,851      1.5%      -54.67%      0.00%
  Oncore & Firstar Oncore Value...      111,881    $   1.153023   $    129,001      0.9%      -54.40%      0.00%
  Oncore & Firstar Oncore
     Premier......................      708,865    $   1.137825   $    806,564      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Xtra....      647,284    $   1.137825   $    736,495      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Lite....       60,583    $   1.137825   $     68,933      1.4%      -54.63%      0.00%
                                    ------------                  ------------
                                      1,846,169                   $  2,103,788
                                    ------------                  ------------
2001
  Top I...........................        5,945    $   2.520168   $     14,982      1.1%      -52.84%      0.00%
  Top Tradition...................       89,491    $   2.520168   $    225,532      1.1%      -52.84%      0.00%
  Top Plus........................       20,410    $   2.528557   $     51,607      0.9%      -52.75%      0.00%
  Investar Vision & Top
     Spectrum.....................        4,693    $   2.507635   $     11,769      1.4%      -52.98%      0.00%
  Top Explorer....................       95,767    $   2.511810   $    240,548      1.3%      -52.94%      0.00%
  Oncore & Firstar Oncore Flex....       33,099    $   2.503488   $     82,863      1.5%      -53.03%      0.00%
  Oncore & Firstar Oncore Value...      135,208    $   2.528557   $    341,881      0.9%      -52.75%      0.00%
  Oncore & Firstar Oncore
     Premier......................      799,692    $   2.507635   $  2,005,339      1.4%      -52.98%      0.00%
  Oncore & Firstar Oncore Xtra....      701,061    $   2.507635   $  1,758,006      1.4%      -52.98%      0.00%
  Oncore Lite.....................       17,191    $   2.507635   $     43,108      1.4%      -22.13%      0.00%      4/17/01
                                    ------------                  ------------
                                      1,902,557                   $  4,775,635
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
PBHG INSURANCE SERIES FUND INC.:
(CONTINUED)
TECHNOLOGY & COMMUNICATIONS
SUBACCOUNT (CONTINUED)

2000
  Top I...........................       11,257    $   5.343997   $     60,158      1.1%      -45.56%      0.00%       5/1/00
  Top Tradition...................       87,810    $   5.343997   $    469,254      1.1%      -45.56%      0.00%       5/1/00
  Top Plus........................       18,409    $   5.351043   $     98,509      0.9%      -46.49%      0.00%       5/1/00
  Investar Vision & Top
     Spectrum.....................        5,248    $   5.333449   $     27,989      1.4%      -46.67%      0.00%       5/1/00
  Top Explorer....................       91,261    $   5.336962   $    487,059      1.3%      -46.63%      0.00%       5/1/00
  Oncore & Firstar Oncore Flex....       31,721    $   5.329950   $    169,074      1.5%      -46.70%      0.00%       5/1/00
  Oncore & Firstar Oncore Value...       75,715    $   5.351043   $    405,157      0.9%      -46.49%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier......................      388,743    $   5.333449   $  2,073,334      1.4%      -46.67%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra....      215,666    $   5.333449   $  1,150,244      1.4%      -46.67%      0.00%       5/1/00
                                    ------------                  ------------
                                        925,830                   $  4,940,778
                                    ------------                  ------------
FIDELITY VARIABLE INSURANCE
  PRODUCTS
  SERVICE CL 2:
VIP MID CAP SUBACCOUNT
2002
  Top I...........................        5,173    $   9.484819   $     49,061      1.1%      -11.00%      0.34%
  Top Tradition...................      130,804    $   9.484819   $  1,240,654      1.1%      -11.00%      0.54%
  Top Plus........................       64,497    $   9.535043   $    614,985      0.9%      -10.83%      0.56%
  Investar Vision & Top
     Spectrum.....................        3,942    $   9.410021   $     37,099      1.4%      -11.27%      0.46%
  Top Explorer....................      117,955    $   9.434886   $  1,112,889      1.3%      -11.18%      0.51%
  Oncore & Firstar Oncore Flex....       74,049    $   9.385302   $    694,972      1.5%      -11.36%      0.69%
  Oncore & Firstar Oncore Value...      219,089    $   9.535043   $  2,089,022      0.9%      -10.83%      0.70%
  Oncore & Firstar Oncore
     Premier......................    1,044,212    $   9.410021   $  9,826,064      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Xtra....      982,822    $   9.410021   $  9,248,373      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Lite....      145,844    $   9.410021   $  1,372,391      1.4%      -11.27%      0.76%
                                    ------------                  ------------
                                      2,788,387                   $ 26,285,510
                                    ------------                  ------------
2001
  Top I...........................        1,489    $  10.657617   $     15,871      1.1%       -4.57%      0.00%
  Top Tradition...................       59,049    $  10.657617   $    629,321      1.1%       -4.57%      0.00%
  Top Plus........................       29,783    $  10.692863   $    318,466      0.9%       -4.38%      0.00%
  Investar Vision & Top
     Spectrum.....................        1,406    $  10.605012   $     14,915      1.4%       -4.86%      0.00%
  Top Explorer....................       44,983    $  10.622516   $    477,836      1.3%       -4.76%      0.00%
  Oncore & Firstar Oncore Flex....       49,172    $  10.587597   $    520,614      1.5%       -4.95%      0.00%
  Oncore & Firstar Oncore Value...      133,190    $  10.692863   $  1,424,183      0.9%       -4.38%      0.00%
  Oncore & Firstar Oncore
     Premier......................      700,708    $  10.605012   $  7,431,015      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Xtra....      818,683    $  10.605012   $  8,682,138      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Lite....       45,694    $  10.605012   $    484,586      1.4%        5.17%      0.00%      4/17/01
                                    ------------                  ------------
                                      1,884,157                   $ 19,998,945
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS
SERVICE CL 2: (CONTINUED)
VIP MID CAP SUBACCOUNT (CONTINUED)

2000
  Top Tradition...................       32,053    $  11.168117   $    357,973      1.1%       11.68%      0.65%       5/1/00
  Top Plus........................        8,811    $  11.182762   $     98,528      0.9%       11.83%      0.44%       5/1/00
  Investar Vision & Top
     Spectrum.....................        1,996    $  11.146208   $     22,251      1.4%       11.46%      0.42%       5/1/00
  Top Explorer....................       23,139    $  11.153504   $    258,083      1.3%       11.54%      0.64%       5/1/00
  Oncore & Firstar Oncore Flex....       51,696    $  11.138934   $    575,835      1.5%       11.39%      0.66%       5/1/00
  Oncore & Firstar Oncore Value...       35,810    $  11.182762   $    400,451      0.9%       11.83%      0.61%       5/1/00
  Oncore & Firstar Oncore
     Premier......................      326,135    $  11.146208   $  3,635,176      1.4%       11.46%      0.71%       5/1/00
  Oncore & Firstar Oncore Xtra....      273,279    $  11.146208   $  3,046,024      1.4%       11.46%      0.71%       5/1/00
                                    ------------                  ------------
                                        752,919                   $  8,394,321
                                    ------------                  ------------
VIP CONTRAFUND SUBACCOUNT
2002
  Top I...........................        4,584    $   7.155031   $     32,796      1.1%      -10.59%      0.63%
  Top Tradition...................       41,004    $   7.155031   $    293,386      1.1%      -10.59%      0.58%
  Top Plus........................       41,886    $   7.192959   $    301,283      0.9%      -10.41%      0.49%
  Investar Vision & Top
     Spectrum.....................        2,365    $   7.098583   $     16,791      1.4%      -10.85%      0.68%
  Top Explorer....................       74,604    $   7.117333   $    530,980      1.3%      -10.77%      0.44%
  Oncore & Firstar Oncore Flex....       45,890    $   7.079920   $    324,896      1.5%      -10.94%      0.51%
  Oncore & Firstar Oncore Value...      209,793    $   7.192959   $  1,509,034      0.9%      -10.41%      0.67%
  Oncore & Firstar Oncore
     Premier......................      793,344    $   7.098583   $  5,631,617      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Xtra....      888,668    $   7.098583   $  6,308,286      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Lite....      138,341    $   7.098583   $    982,025      1.4%      -10.85%      0.60%
                                    ------------                  ------------
                                      2,240,479                   $ 15,931,094
                                    ------------                  ------------
2001
  Top I...........................        4,044    $   8.002343   $     32,361      1.1%      -13.43%      0.00%
  Top Tradition...................       20,366    $   8.002343   $    162,975      1.1%      -13.43%      0.27%
  Top Plus........................       17,151    $   8.028835   $    137,699      0.9%      -13.25%      0.22%
  Investar Vision & Top
     Spectrum.....................        2,725    $   7.962821   $     21,696      1.4%      -13.69%      0.00%
  Top Explorer....................       27,636    $   7.975964   $    220,425      1.3%      -13.60%      0.58%
  Oncore & Firstar Oncore Flex....       26,048    $   7.949721   $    207,078      1.5%      -13.77%      0.40%
  Oncore & Firstar Oncore Value...      157,198    $   8.028835   $  1,262,118      0.9%      -13.25%      0.48%
  Oncore & Firstar Oncore
     Premier......................      497,783    $   7.962821   $  3,963,760      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Xtra....      529,099    $   7.962821   $  4,213,122      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Lite....       36,987    $   7.962821   $    294,522      1.4%       -1.23%      0.40%      4/17/01
                                    ------------                  ------------
                                      1,319,037                   $ 10,515,756
                                    ------------                  ------------
2000
  Top Tradition...................        3,208    $   9.243470   $     29,652      1.1%       -7.57%      0.00%       5/1/00
  Top Plus........................        3,564    $   9.255605   $     32,991      0.9%       -7.44%      0.00%       5/1/00
  Top Explorer....................       13,471    $   9.231361   $    124,356      1.3%       -7.69%      0.00%       5/1/00
  Oncore Flex.....................        8,945    $   9.219287   $     82,463      1.5%       -7.81%      0.00%       5/1/00
  Oncore & Firstar Oncore Value...       44,968    $   9.255605   $    416,208      0.9%       -7.44%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier......................      101,377    $   9.225314   $    935,234      1.4%       -7.75%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra....      179,099    $   9.225314   $  1,652,246      1.4%       -7.75%      0.00%       5/1/00
                                    ------------                  ------------
                                        354,632                   $  3,273,150
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS
SERVICE CL 2: (CONTINUED)
VIP CONTRAFUND (CONTINUED)

VIP GROWTH SUBACCOUNT
2002
  Top I...........................       13,980    $   4.744149   $     66,324      1.1%      -31.06%      0.13%
  Top Tradition...................       40,662    $   4.744149   $    192,905      1.1%      -31.06%      0.12%
  Top Plus........................       24,373    $   4.769312   $    116,240      0.9%      -30.92%      0.13%
  Investar Vision & Top
     Spectrum.....................        5,217    $   4.706684   $     24,555      1.4%      -31.26%      0.15%
  Top Explorer....................       63,190    $   4.719133   $    298,201      1.3%      -31.19%      0.13%
  Oncore & Firstar Oncore Flex....       39,024    $   4.694294   $    183,190      1.5%      -31.33%      0.19%
  Oncore & Firstar Oncore Value...      201,437    $   4.769312   $    960,718      0.9%      -30.92%      0.12%
  Oncore & Firstar Oncore
     Premier......................    1,017,060    $   4.706684   $  4,786,979      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Xtra....    1,208,959    $   4.706684   $  5,690,189      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Lite....      163,350    $   4.706684   $    768,839      1.4%      -31.26%      0.15%
                                    ------------                  ------------
                                      2,777,252                   $ 13,088,140
                                    ------------                  ------------
2001
  Top I...........................       12,332    $   6.881110   $     84,859      1.1%      -18.77%      0.07%
  Top Tradition...................       29,089    $   6.881110   $    200,165      1.1%      -18.77%      0.05%
  Top Plus........................       18,402    $   6.903910   $    127,046      0.9%      -18.60%      0.04%
  Investar Vision & Top
     Spectrum.....................        5,871    $   6.847093   $     40,198      1.4%      -19.01%      0.04%
  Top Explorer....................       54,548    $   6.858397   $    374,110      1.3%      -18.93%      0.07%
  Oncore & Firstar Oncore Flex....      107,909    $   6.835818   $    737,644      1.5%      -19.09%      0.06%
  Oncore & Firstar Oncore Value...      134,439    $   6.903910   $    928,154      0.9%      -18.60%      0.05%
  Oncore & Firstar Oncore
     Premier......................      983,576    $   6.847093   $  6,734,634      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Xtra....    1,355,448    $   6.847093   $  9,280,881      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Lite....       61,682    $   6.847093   $    422,344      1.4%       -5.73%      0.06%      4/17/01
                                    ------------                  ------------
                                      2,763,296                   $ 18,930,035
                                    ------------                  ------------
2000
  Top I...........................       10,725    $   8.470720   $     90,849      1.1%      -15.29%      0.00%       5/1/00
  Top Tradition...................       15,086    $   8.470720   $    127,792      1.1%      -15.29%      0.00%       5/1/00
  Top Plus........................        5,624    $   8.481848   $     47,699      0.9%      -15.18%      0.00%       5/1/00
  Investar Vision & Top
     Spectrum.....................        2,663    $   8.454077   $     22,509      1.4%      -15.46%      0.00%       5/1/00
  Top Explorer....................       35,420    $   8.459611   $    299,643      1.3%      -15.40%      0.00%       5/1/00
  Oncore & Firstar Oncore Flex....       54,910    $   8.448543   $    463,911      1.5%      -15.51%      0.00%       5/1/00
  Oncore & Firstar Oncore Value...       42,519    $   8.481848   $    360,643      0.9%      -15.18%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier......................      385,385    $   8.454077   $  3,258,078      1.4%      -15.46%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra....    1,076,275    $   8.454077   $  9,098,909      1.4%      -15.46%      0.00%       5/1/00
                                    ------------                  ------------
                                      1,628,607                   $ 13,770,033
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
FIDELITY VARIABLE INSURANCE PRODUCTS
SERVICE CL 2: (CONTINUED)
VIP GROWTH SUBACCOUNT (CONTINUED)

JANUS ASPEN SERIES -- SERVICE
  SHARES:
GROWTH SUBACCOUNT
2002
  Top Tradition...................       74,617    $   4.356366   $    325,059      1.1%      -27.52%      0.00%
  Top Plus........................       42,173    $   4.379486   $    184,695      0.9%      -27.38%      0.00%
  Top Explorer....................      132,552    $   4.333374   $    574,396      1.3%      -27.66%      0.00%
  Oncore & Firstar Oncore Flex....      124,579    $   4.310559   $    537,004      1.5%      -27.81%      0.00%
  Oncore & Firstar Oncore Value...      420,322    $   4.379486   $  1,840,793      0.9%      -27.38%      0.00%
  Oncore & Firstar Oncore
     Premier......................    1,944,519    $   4.321940   $  8,404,101      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Xtra....    2,052,917    $   4.321940   $  8,872,582      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Lite....       88,062    $   4.321940   $    380,598      1.4%      -27.73%      0.00%
                                    ------------                  ------------
                                      4,879,741                   $ 21,119,228
                                    ------------                  ------------
2001
  Top Tradition...................       62,090    $   6.010424   $    373,188      1.1%      -25.72%      0.00%
  Top Plus........................       67,858    $   6.030349   $    409,209      0.9%      -25.57%      0.00%
  Top Explorer....................      138,508    $   5.990572   $    829,740      1.3%      -25.87%      0.00%
  Oncore & Firstar Oncore Flex....      169,611    $   5.970827   $  1,012,715      1.5%      -26.02%      0.00%
  Oncore & Firstar Oncore Value...      446,943    $   6.030349   $  2,695,223      0.9%      -25.57       0.00%
  Oncore & Firstar Oncore
     Premier......................    2,409,324    $   5.980677   $ 14,409,391      1.4%      -25.94       0.00%
  Oncore & Firstar Oncore Xtra....    2,442,837    $   5.980677   $ 14,609,814      1.4%      -25.94       0.00%
  Oncore & Firstar Oncore Lite....       49,195    $   5.980677   $    294,222      1.4%      -13.53       0.00%      4/17/01
                                    ------------                  ------------
                                      5,786,366                   $ 34,633,502
                                    ------------                  ------------
2000
  Top Tradition...................       46,806    $   8.091770   $    378,745      1.1%      -19.08%      0.76%       5/1/00
  Top Plus........................       36,713    $   8.102399   $    297,460      0.9%      -18.98%      1.32%       5/1/00
  Top Explorer....................       97,082    $   8.081161   $    784,533      1.3%      -19.19%      1.62%       5/1/00
  Oncore & Firstar Oncore Flex....      177,113    $   8.070581   $  1,429,406      1.5%      -19.29%      1.36%       5/1/00
  Oncore & Firstar Oncore Value...      244,857    $   8.102399   $  1,983,926      0.9%      -18.98%      1.17%       5/1/00
  Oncore & Firstar Oncore
     Premier......................    1,584,507    $   8.075854   $ 12,796,252      1.4%      -19.24%      1.03%       5/1/00
  Oncore & Firstar Oncore Xtra....    1,415,453    $   8.075854   $ 11,430,996      1.4%      -19.24%      1.03%       5/1/00
                                    ------------                  ------------
                                      3,602,531                   $ 29,101,318
                                    ------------                  ------------
WORLDWIDE GROWTH SUBACCOUNT
2002
  Top Tradition...................       91,603    $   4.497548   $    411,987      1.1%      -26.52%      0.62%
  Top Plus........................       35,573    $   4.521400   $    160,842      0.9%      -26.37%      0.54%
  Top Explorer....................      191,295    $   4.473819   $    855,819      1.3%      -26.66%      0.59%
  Oncore & Firstar Oncore Flex....      644,319    $   4.450281   $  2,867,400      1.5%      -26.81%      0.31%
  Oncore & Firstar Oncore Value...      398,989    $   4.521400   $  1,803,989      0.9%      -26.37%      0.56%
  Oncore & Firstar Oncore
     Premier......................    1,680,823    $   4.462021   $  7,499,866      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Xtra....    3,982,164    $   4.462021   $ 17,768,499      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Lite....      231,665    $   4.462021   $  1,033,695      1.4%      -26.73%      0.60%
                                    ------------                  ------------
                                      7,256,431                   $ 32,402,097
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
JANUS ASPEN SERIES -- SERVICE
SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT
(CONTINUED)

2001
  Top Tradition...................       73,156    $   6.120494   $    447,753      1.1%      -23.46%      0.27%
  Top Plus........................       48,371    $   6.140770   $    297,032      0.9%      -23.31%      0.29%
  Top Explorer....................      182,581    $   6.100292   $  1,113,798      1.3%      -23.62%      0.28%
  Oncore & Firstar Oncore Flex....      501,610    $   6.080193   $  3,049,885      1.5%      -23.77%      0.23%
  Oncore & Firstar Oncore Value...      449,841    $   6.140770   $  2,762,371      0.9%      -23.31%      0.29%
  Oncore & Firstar Oncore
     Premier......................    1,992,495    $   6.090225   $ 12,134,743      1.4%      -23.69%      0.28%
  Oncore & Firstar Oncore Xtra....    2,395,604    $   6.090225   $ 14,589,771      1.4%      -23.69%      0.28%
  Oncore & Firstar Oncore Lite....      167,728    $   6.090225   $  1,021,499      1.4%      -10.27%      0.28%      4/17/01
                                    ------------                  ------------
                                      5,811,386                   $ 35,416,852
                                    ------------                  ------------
2000
  Top Tradition...................       55,698    $   7.996944   $    445,415      1.1%      -20.03%      0.92%       5/1/00
  Top Plus........................       30,617    $   8.007454   $    245,168      0.9%      -19.93%      0.70%       5/1/00
  Top Explorer....................      116,761    $   7.986452   $    932,506      1.3%      -20.14%      1.14%       5/1/00
  Oncore & Firstar Oncore Flex....       89,498    $   7.975998   $    713,836      1.5%      -20.24%      1.27%       5/1/00
  Oncore & Firstar Oncore Value...      263,203    $   8.007454   $  2,107,589      0.9%      -19.93%      1.06%       5/1/00
  Oncore & Firstar Oncore
     Premier......................    1,107,400    $   7.981218   $  8,838,404      1.4%      -20.19%      0.92%       5/1/00
  Oncore & Firstar Oncore Xtra....    1,220,515    $   7.981218   $  9,741,187      1.4%      -20.19%      0.92%       5/1/00
                                    ------------                  ------------
                                      2,883,692                   $ 23,024,105
                                    ------------                  ------------
BALANCED SUBACCOUNT
2002
  Top Tradition...................       74,427    $   8.455853   $    629,346      1.1%       -7.69%      2.24%
  Top Plus........................       68,185    $   8.500668   $    579,620      0.9%       -7.51%      1.96%
  Top Explorer....................      180,189    $   8.411342   $  1,515,635      1.3%       -7.87%      2.02%
  Oncore & Firstar Oncore Flex....      157,176    $   8.367134   $  1,315,109      1.5%       -8.05%      1.91%
  Oncore & Firstar Oncore Value...      388,415    $   8.500668   $  3,301,789      0.9%       -7.51%      1.96%
  Oncore & Firstar Oncore
     Premier......................    3,334,140    $   8.389176   $ 27,970,681      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Xtra....    2,937,078    $   8.389176   $ 24,639,663      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Lite....      619,150    $   8.389176   $  5,194,162      1.4%       -7.96%      2.06%
                                    ------------                  ------------
                                      7,758,760                   $ 65,146,005
                                    ------------                  ------------
2001
  Top Tradition...................       45,265    $   9.160280   $    414,643      1.1%       -5.95%      2.07%
  Top Plus........................       76,989    $   9.190598   $    707,577      0.9%       -5.76%      1.93%
  Top Explorer....................      163,510    $   9.130104   $  1,492,867      1.3%       -6.13%      1.97%
  Oncore & Firstar Oncore Flex....      149,183    $   9.100077   $  1,357,576      1.5%       -6.32%      1.81%
  Oncore & Firstar Oncore Value...      360,002    $   9.190598   $  3,308,632      0.9%       -5.76%      1.94%
  Oncore & Firstar Oncore
     Premier......................    2,990,319    $   9.115046   $ 27,256,899      1.4%       -6.23%      2.01%
  Oncore & Firstar Oncore Xtra....    2,354,358    $   9.115046   $ 21,460,068      1.4%       -6.23%      2.01%
  Oncore & Firstar Oncore Lite....      198,397    $   9.115046   $  1,808,402      1.4%        -1.2%      2.01%      4/17/01
                                    ------------                  ------------
                                      6,338,023                   $ 57,806,664
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
JANUS ASPEN SERIES -- SERVICE
SHARES: (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)

2000
  Top Tradition...................       15,548    $   9.739381   $    151,426      1.1%       -2.61%      2.66%       5/1/00
  Top Plus........................       34,442    $   9.752162   $    335,884      0.9%       -2.48%      2.84%       5/1/00
  Top Explorer....................       75,818    $   9.726623   $    737,456      1.3%       -2.73%      2.03%       5/1/00
  Oncore & Firstar Oncore Flex....       92,866    $   9.713907   $    902,095      1.5%       -2.86%      3.34%       5/1/00
  Oncore & Firstar Oncore Value...      197,562    $   9.752162   $  1,926,655      0.9%       -2.48%      2.71%       5/1/00
  Oncore & Firstar Oncore
     Premier......................    1,412,177    $   9.720254   $ 13,726,718      1.4%        -2.8%      2.53%       5/1/00
  Oncore & Firstar Oncore Xtra....      994,302    $   9.720254   $  9,664,871      1.4%        -2.8%      2.53%       5/1/00
                                    ------------                  ------------
                                      2,822,715                   $ 27,445,105
                                    ------------                  ------------
INTERNATIONAL GROWTH SUBACCOUNT
2002
  Oncore & Firstar Oncore Flex....      351,975    $   4.344038   $  1,528,994      1.5%      -26.86%      0.94%
  Oncore & Firstar Oncore Value...      181,433    $   4.413465   $    800,750      0.9%      -26.42%      0.67%
  Oncore & Firstar Oncore
     Premier......................      759,977    $   4.355499   $  3,310,077      1.4%      -26.78%      0.68%
  Oncore & Firstar Oncore Xtra....    2,998,591    $   4.355499   $ 13,060,358      1.4%      -26.78%      0.68%
  Oncore Lite.....................       47,413    $   4.355499   $    206,509      1.4%      -26.78%      0.68%
                                    ------------                  ------------
                                      4,339,389                   $ 18,906,688
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Flex....      501,432    $   5.939104   $  2,978,056      1.5%      -24.57%      0.57%
  Oncore & Firstar Oncore Value...      166,194    $   5.998270   $    996,877      0.9%      -24.12%      0.75%
  Oncore & Firstar Oncore
     Premier......................      846,346    $   5.948893   $  5,034,822      1.4%      -24.49%      0.67%
  Oncore & Firstar Oncore Xtra....      982,000    $   5.948893   $  5,841,813      1.4%      -24.49%      0.67%
  Oncore & Firstar Oncore Lite....       17,235    $   5.948893   $    102,530      1.4%       -10.2%      0.67%      4/17/01
                                    ------------                  ------------
                                      2,513,207                   $ 14,954,098
                                    ------------                  ------------
2000
  Oncore & Firstar Oncore Flex....       71,085    $   7.873607   $    559,692      1.5%      -21.26%      0.76%       5/1/00
  Oncore & Firstar Oncore Value...       92,035    $   7.904657   $    727,506      0.9%      -20.95%      1.08%       5/1/00
  Oncore & Firstar Oncore
     Premier......................      336,371    $   7.878762   $  2,650,189      1.4%      -21.21%      1.06%       5/1/00
  Oncore & Firstar Oncore Xtra....      502,604    $   7.878762   $  3,959,898      1.4%      -21.21%      1.06%       5/1/00
                                    ------------                  ------------
                                      1,002,095                   $  7,897,285
                                    ------------                  ------------
JP MORGAN SERIES TRUST II:
SMALL COMPANY SUBACCOUNT
2002
  Top Tradition...................        5,552    $   8.666477   $     48,113      1.1%      -22.51%      0.10%
  Top Plus........................          626    $   8.686498   $      5,435      0.9%      -22.35%      0.00%
  Top Explorer....................        1,556    $   8.646528   $     13,454      1.3%      -22.66%      0.19%
  Oncore & Firstar Oncore Flex....       21,130    $   7.238086   $    152,943      1.5%      -22.81%      0.20%
  Oncore & Firstar Oncore Value...      119,187    $   7.441595   $    886,940      0.9%      -22.35%      0.18%
  Oncore & Firstar Oncore
     Premier......................      276,669    $   7.271507   $  2,011,799      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Xtra....      206,205    $   7.271507   $  1,499,424      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Lite....       35,249    $   7.271507   $    256,316      1.4%      -22.74%      0.19%
                                    ------------                  ------------
                                        666,174                   $  4,874,424
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
JP MORGAN SERIES TRUST II:
(CONTINUED)
SMALL COMPANY SUBACCOUNT (CONTINUED)

2001
  Top Explorer....................          222    $  11.179691   $      2,479      1.3%       11.80%      0.00%      11/1/01
  Oncore & Firstar Oncore Flex....       25,983    $   9.377155   $    243,642      1.5%        -9.4%      0.04%
  Oncore & Firstar Oncore Value...       92,257    $   9.583696   $    884,158      0.9%       -8.85%      0.04%
  Oncore & Firstar Oncore
     Premier......................      276,176    $   9.411151   $  2,599,141      1.4%       -9.31%      0.04%
  Oncore & Firstar Oncore Xtra....      132,426    $   9.411151   $  1,246,282      1.4%       -9.31%      0.04%
  Oncore & Firstar Oncore Lite....        9,841    $   9.411151   $     92,619      1.4%        3.94%      0.04%      4/17/01
                                    ------------                  ------------
                                        536,905                   $  5,068,321
                                    ------------                  ------------
2000
  Oncore & Firstar Oncore Flex....       16,635    $  10.349645   $    172,171      1.5%      -12.63%      0.19%
  Oncore & Firstar Oncore Value...       75,985    $  10.514588   $    798,954      0.9%      -12.11%      0.17%
  Oncore & Firstar Oncore
     Premier......................      261,098    $  10.376864   $  2,709,377      1.4%      -12.54%      0.19%
  Oncore & Firstar Oncore Xtra....       33,508    $  10.376864   $    347,707      1.4%      -12.54%      0.19%
                                    ------------                  ------------
                                        387,226                   $  4,028,209
                                    ------------                  ------------
1999
  Oncore Flex.....................        7,491    $  11.845638   $     88,738      1.5%       42.26%      0.08%
  Oncore & Firstar Oncore Value...       50,791    $  11.963367   $    607,627      0.9%       43.11%      0.08%
  Oncore & Firstar Oncore
     Premier......................      163,145    $  11.865119   $  1,935,740      1.4%       42.40%      0.07%
  Oncore Xtra.....................        1,352    $  11.865119   $     16,043      1.4%       26.64%      0.07%      11/1/99
                                    ------------                  ------------
                                        222,779                   $  2,648,148
                                    ------------                  ------------
1998
  Oncore Flex.....................        3,544    $   8.326677   $     29,510      1.5%      -16.73%      0.16%       5/1/98
  Oncore Value....................       11,686    $   8.359794   $     97,689      0.9%       -16.4%      0.29%       5/1/98
  Oncore Premier..................       63,525    $   8.332170   $    529,304      1.4%      -16.68%      0.27%       5/1/98
                                    ------------                  ------------
                                         78,755                   $    656,503
                                    ------------                  ------------
MID CAP VALUE SUBACCOUNT
2002
  Top Tradition...................       18,428    $  10.929952   $    201,413      1.1%       -0.28%      0.03%
  Top Plus........................        2,940    $  10.955173   $     32,213      0.9%       -0.08%      0.01%
  Top Explorer....................       11,555    $  10.904797   $    126,009      1.3%       -0.48%      0.04%
  Oncore Flex.....................       15,626    $  10.879760   $    170,009      1.5%       -0.67%      0.04%
  Oncore & Firstar Oncore Value...       29,825    $  10.955173   $    326,735      0.9%       -0.08%      0.03%
  Oncore & Firstar Oncore
     Premier......................      100,375    $  10.892268   $  1,093,306      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Xtra....      126,635    $  10.892268   $  1,379,345      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Lite....       27,090    $  10.892268   $    295,071      1.4%       -0.57%      0.05%
                                    ------------                  ------------
                                        332,474                   $  3,624,101
                                    ------------                  ------------
2001
  Top Tradition...................        2,675    $  10.960581   $     29,315      1.1%        9.61%      0.00%      11/1/01
  Top Explorer....................        2,777    $  10.957023   $     30,422      1.3%        9.57%      0.00%      11/1/01
  Oncore & Firstar Oncore Value...          480    $  10.964136   $      5,268      0.9%        9.64%      0.00%      11/1/01
  Oncore & Firstar Oncore
     Premier......................        9,060    $  10.955254   $     99,258      1.4%        9.55%      0.00%      11/1/01
  Oncore & Firstar Oncore Xtra....        4,270    $  10.955254   $     46,780      1.4%        9.55%      0.00%      11/1/01
                                    ------------                  ------------
                                         19,262                   $    211,043
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
JP MORGAN SERIES TRUST II:
(CONTINUED)
MID CAP VALUE SUBACCOUNT (CONTINUED)

ALLIANCE VARIABLE SERIES PRODUCT
  FUND, INC.:
GLOBAL BOND SUBACCOUNT (NOTE 6)
2002
  Oncore Flex.....................          688    $  10.643034   $      7,327      1.5%       14.87%      0.95%
  Oncore Value....................        9,238    $  10.866508   $    100,380      0.9%       15.55%      0.99%
  Oncore & Firstar Oncore
     Premier......................       18,234    $  10.679870   $    194,738      1.4%       14.98%      0.91%
  Oncore & Firstar Oncore Xtra....       17,308    $  10.679870   $    184,845      1.4%       14.98%      0.91%
                                    ------------                  ------------
                                         45,468                   $    487,290
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Flex....        1,043    $   9.265430   $      9,660      1.5%       -2.51%      0.00%     10/26/01
  Oncore Value....................       10,060    $   9.404076   $     94,604      0.9%       -2.41%      0.00%     10/26/01
  Oncore & Firstar Oncore
     Premier......................       27,939    $   9.288341   $    259,512      1.4%       -2.50%      0.00%     10/26/01
  Oncore & Firstar Oncore Xtra....       19,926    $   9.288341   $    185,075      1.4%       -2.50%      0.00%     10/26/01
                                    ------------                  ------------
                                         58,968                   $    548,851
                                    ------------                  ------------
GROWTH & INCOME SUBACCOUNT
(NOTE  6)

2002
  Oncore & Firstar Oncore Flex....       11,739    $   7.433432   $     87,264      1.5%      -23.42%      0.54%
  Oncore & Firstar Oncore Value...       10,093    $   7.589638   $     76,599      0.9%      -22.96%      0.57%
  Oncore & Firstar Oncore
     Premier......................      121,016    $   7.459150   $    902,673      1.4%      -23.34%      0.57%
  Oncore & Firstar Oncore Xtra....       76,208    $   7.459150   $    568,450      1.4%      -23.34%      0.57%
  Oncore Lite.....................        4,761    $   7.459150   $     35,510      1.4%      -23.34%      0.57%
                                    ------------                  ------------
                                        223,817                   $  1,670,496
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Flex....       12,805    $   9.706239   $    124,285      1.5%        2.14%      0.00%     10/26/01
  Oncore & Firstar Oncore Value...       12,170    $   9.851512   $    119,893      0.9%        2.25%      0.00%     10/26/01
  Oncore & Firstar Oncore
     Premier......................      144,854    $   9.730225   $  1,409,461      1.4%        2.16%      0.00%     10/26/01
  Oncore & Firstar Oncore Xtra....      116,164    $   9.730225   $  1,130,300      1.4%        2.16%      0.00%     10/26/01
  Oncore Lite.....................        1,180    $   9.730225   $     11,485      1.4%        2.16%      0.00%     10/26/01
                                    ------------                  ------------
                                        287,173                   $  2,795,424
                                    ------------                  ------------
QUASAR SUBACCOUNT (NOTE 6)
2002
  Oncore & Firstar Oncore Value...        1,733    $   7.855064   $     13,614      0.9%      -32.67%      0.00%
  Oncore & Firstar Oncore
     Premier......................       22,103    $   7.719950   $    170,633      1.4%      -33.00%      0.00%
  Oncore Xtra.....................        2,407    $   7.719950   $     18,583      1.4%      -33.00%      0.00%
                                    ------------                  ------------
                                         26,243                   $    202,830
                                    ------------                  ------------
2001
  Oncore & Firstar Oncore Value...        1,865    $  11.666823   $     21,761      0.9%       11.33%      0.00%     10/26/01
  Oncore & Firstar Oncore
     Premier......................       27,336    $  11.523134   $    314,998      1.4%       11.23%      0.00%     10/26/01
  Oncore & Firstar Oncore Xtra....        6,046    $  11.523134   $     69,663      1.4%       11.23%      0.00%     10/26/01
                                    ------------                  ------------
                                         35,247                   $    406,422
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
ALLIANCE VARIABLE SERIES PRODUCT
FUND, INC.: (CONTINUED)
QUASAR SUBACCOUNT (NOTE 6)
(CONTINUED)

MFS VARIABLE INSURANCE TRUST --
  SERVICE CLASS:
NEW DISCOVERY SUBACCOUNT
2002
  Top Tradition...................        5,703    $   7.793469   $     44,446      1.1%      -32.54%      0.00%
  Top Plus........................          459    $   7.811473   $      3,583      0.9%      -32.41%      0.00%
  Top Explorer....................        6,130    $   7.775513   $     47,667      1.3%      -32.68%      0.00%
  Oncore & Firstar Oncore Flex....        1,455    $   7.757636   $     11,286      1.5%      -32.81%      0.00%
  Oncore & Firstar Oncore Value...       21,801    $   7.811473   $    170,301      0.9%      -32.41%      0.00%
  Oncore & Firstar Oncore
     Premier......................       75,537    $   7.766559   $    586,659      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Xtra....       17,239    $   7.766559   $    133,889      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Lite....       27,475    $   7.766559   $    213,384      1.4%      -32.74%      0.00%
                                    ------------                  ------------
                                        155,799                   $  1,211,215
                                    ------------                  ------------
2001
  Top Tradition...................        3,624    $  11.553432   $     41,864      1.1%       15.53%      0.00%      11/1/01
  Top Explorer....................          215    $  11.549693   $      2,483      1.3%       15.50%      0.00%      11/1/01
  Oncore Flex.....................           99    $  11.545965   $      1,141      1.5%       15.46%      0.00%      11/1/01
  Oncore Value....................       13,022    $  11.557175   $    150,500      0.9%       15.57%      0.00%      11/1/01
  Oncore & Firstar Oncore
     Premier......................       13,879    $  11.547828   $    160,270      1.4%       15.48%      0.00%      11/1/01
  Oncore Xtra.....................        1,610    $  11.547828   $     18,592      1.4%       15.48%      0.00%      11/1/01
  Firstar Oncore Lite.............          552    $  11.547828   $      6,378      1.4%       15.48%      0.00%      11/1/01
                                    ------------                  ------------
                                         33,001                   $    381,228
                                    ------------                  ------------
INVESTORS GROWTH SUBACCOUNT
2002
  Top Tradition...................        3,427    $   7.659680   $     26,248      1.1%      -28.50%      0.00%
  Top Plus........................        3,906    $   7.677381   $     29,990      0.9%      -28.36%      0.00%
  Top Explorer....................        1,309    $   7.642033   $     10,006      1.3%      -28.64%      0.00%
  Oncore Flex.....................          195    $   7.624457   $      1,485      1.5%      -28.79%      0.00%
  Oncore Value....................       12,078    $   7.677381   $     92,731      0.9%      -28.36%      0.00%
  Oncore & Firstar Oncore
     Premier......................       52,655    $   7.633237   $    401,929      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Xtra....       23,728    $   7.633237   $    181,120      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Lite....        9,047    $   7.633237   $     69,057      1.4%      -28.72%      0.00%
                                    ------------                  ------------
                                        106,345                   $    812,566
                                    ------------                  ------------
2001
  Top Tradition...................        2,511    $  10.713272   $     26,901      1.1%        7.13%      0.00%      11/1/01
  Top Plus........................          910    $  10.716750   $      9,754      0.9%        7.17%      0.00%      11/1/01
  Top Explorer....................          227    $  10.709798   $      2,428      1.3%        7.10%      0.00%      11/1/01
  Oncore Value....................        3,466    $  10.716750   $     37,140      0.9%        7.17%      0.00%      11/1/01
  Oncore & Firstar Oncore
     Premier......................        8,434    $  10.708061   $     90,308      1.4%        7.08%      0.00%      11/1/01
  Oncore Xtra.....................        2,756    $  10.708061   $     29,515      1.4%        7.08%      0.00%      11/1/01
  Oncore Lite.....................          352    $  10.708061   $      3,775      1.4%        7.08%      0.00%      11/1/01
                                    ------------                  ------------
                                         18,656                   $    199,821
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
MFS VARIABLE INSURANCE TRUST --
SERVICE CLASS: (CONTINUED)
INVESTORS GROWTH SUBACCOUNT
(CONTINUED)

MID CAP GROWTH SUBACCOUNT
2002
  Top Tradition...................        1,979    $   6.212309   $     12,296      1.1%      -44.05%      0.00%
  Top Plus........................          660    $   6.226681   $      4,109      0.9%      -43.94%      0.00%
  Top Explorer....................          110    $   6.197979   $        681      1.3%      -44.16%      0.00%
  Oncore & Firstar Oncore Flex....        4,185    $   6.183729   $     25,882      1.5%      -44.27%      0.00%
  Oncore & Firstar Oncore Value...       12,149    $   6.226681   $     75,649      0.9%      -43.94%      0.00%
  Oncore & Firstar Oncore
     Premier......................       57,352    $   6.190843   $    355,056      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Xtra....       27,359    $   6.190843   $    169,373      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Lite....       17,411    $   6.190843   $    107,790      1.4%      -44.22%      0.00%
                                    ------------                  ------------
                                        121,205                   $    750,836
                                    ------------                  ------------
2001
  Top Tradition...................          425    $  11.103671   $      4,718      1.1%       11.04%      0.00%      11/1/01
  Top Plus........................           48    $  11.107272   $        531      0.9%       11.07%      0.00%      11/1/01
  Top Explorer....................          955    $  11.100071   $     10,597      1.3%       11.00%      0.00%      11/1/01
  Oncore Flex.....................          102    $  11.096484   $      1,130      1.5%       10.96%      0.00%      11/1/01
  Oncore Value....................          320    $  11.107272   $      3,558      0.9%       11.07%      0.00%      11/1/01
  Oncore & Firstar Oncore
     Premier......................       15,246    $  11.098274   $    169,198      1.4%       10.98%      0.00%      11/1/01
  Oncore Xtra.....................        4,291    $  11.098274   $     47,627      1.4%       10.98%      0.00%      11/1/01
  Oncore Lite.....................          765    $  11.098274   $      8,493      1.4%       10.98%      0.00%      11/1/01
                                    ------------                  ------------
                                         22,152                   $    245,852
                                    ------------                  ------------
TOTAL RETURN SUBACCOUNT
2002
  Top Tradition...................       77,880    $   9.604094   $    747,972      1.1%       -6.38%      1.41%
  Top Plus........................       71,435    $   9.626258   $    687,653      0.9%       -6.20%      0.94%
  Investar Vision & Top
     Spectrum.....................        4,080    $  10.181083   $     41,535      1.4%        1.81%      0.00%
  Top Explorer....................       37,201    $   9.581997   $    356,461      1.3%       -6.57%      1.37%
  Oncore & Firstar Oncore Flex....       44,426    $   9.559994   $    424,713      1.5%       -6.75%      0.70%
  Oncore & Firstar Oncore Value...      174,723    $   9.626258   $  1,681,931      0.9%       -6.20%      0.95%
  Oncore & Firstar Oncore
     Premier......................      848,217    $   9.570975   $  8,118,255      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Xtra....      466,512    $   9.570975   $  4,464,978      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Lite....      163,094    $   9.570975   $  1,560,966      1.4%       -6.66%      0.97%
                                    ------------                  ------------
                                      1,887,568                   $ 18,084,464
                                    ------------                  ------------
2001
  Top Tradition...................        4,371    $  10.258711   $     44,844      1.1%        2.59%      0.00%      11/1/01
  Top Plus........................          537    $  10.262047   $      5,509      0.9%        2.62%      0.00%      11/1/01
  Top Explorer....................        1,296    $  10.255375   $     13,287      1.3%        2.55%      0.00%      11/1/01
  Oncore & Firstar Oncore Flex....        1,121    $  10.252051   $     11,497      1.5%        2.52%      0.00%      11/1/01
  Oncore & Firstar Oncore Value...        3,722    $  10.262047   $     38,198      0.9%        2.62%      0.00%      11/1/01
  Oncore & Firstar Oncore
     Premier......................       51,822    $  10.253712   $    531,356      1.4%        2.54%      0.00%      11/1/01
  Oncore & Firstar Oncore Xtra....       15,070    $  10.253712   $    154,522      1.4%        2.54%      0.00%      11/1/01
  Oncore & Firstar Oncore Lite....        1,520    $  10.253712   $     15,590      1.4%        2.54%      0.00%      11/1/01
                                    ------------                  ------------
                                         79,459                   $    814,803
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
MFS VARIABLE INSURANCE TRUST --
SERVICE CLASS: (CONTINUED)
TOTAL RETURN SUBACCOUNT (CONTINUED)

FIRST AMERICAN INSURANCE
  PORTFOLIOS, INC.
  (CLASS IB):
CORPORATE BOND SUBACCOUNT
2002
  Investar Vision & Top
     Spectrum.....................       67,190    $  12.062575   $    810,494      1.4%        4.60%      4.41%
  Firstar Oncore Flex.............        2,784    $  11.435421   $     31,832      1.5%        4.50%      1.68%
  Firstar Oncore Value............        1,763    $  11.704016   $     20,635      0.9%        5.12%      4.67%
  Firstar Oncore Premier..........       58,239    $  11.479639   $    668,555      1.4%        4.60%      4.43%
  Firstar Oncore Xtra.............       55,735    $  11.479639   $    639,817      1.4%        4.60%      4.43%
  Firstar Oncore Lite.............       48,688    $  11.479639   $    558,923      1.4%        4.60%      4.43%
                                    ------------                  ------------
                                        234,399                   $  2,730,256
                                    ------------                  ------------
2001
  Investar Vision & Top
     Spectrum.....................       73,787    $  11.531621   $    850,884      1.4%        6.76%      5.28%
  Firstar Oncore Flex.............       11,350    $  10.942862   $    124,200      1.5%        6.65%      4.42%
  Firstar Oncore Value............        1,020    $  11.133667   $     11,361      0.9%        7.29%      5.32%
  Firstar Oncore Premier..........      113,823    $  10.974344   $  1,249,144      1.4%        6.76%      5.10%
  Firstar Oncore Xtra.............       28,202    $  10.974344   $    309,496      1.4%        6.76%      5.10%
  Firstar Oncore Lite.............       12,147    $  10.974344   $    133,301      1.4%        3.48%      5.10%      4/17/01
                                    ------------                  ------------
                                        240,329                   $  2,678,386
                                    ------------                  ------------
2000
  Investar Vision & Top
     Spectrum.....................       83,759    $  10.801406   $    904,719      1.4%       10.36%      7.01%
  Firstar Oncore Flex.............        2,938    $  10.260090   $     30,145      1.5%       10.25%      7.51%
  Firstar Oncore Value............          581    $  10.376940   $      6,033      0.9%       10.90%      6.29%
  Firstar Oncore Premier..........       29,656    $  10.279419   $    304,834      1.4%       10.36%      7.47%
  Firstar Oncore Xtra.............          581    $  10.279419   $      5,977      1.4%       10.36%      7.47%
                                    ------------                  ------------
                                        117,515                   $  1,251,708
                                    ------------                  ------------
1999
  Investar Vision & Top
     Spectrum.....................      109,609    $   9.787698   $  1,072,820      1.4%       -6.12       6.45%
  Firstar Oncore Flex.............        1,370    $   9.306326   $     12,750      1.5%       -6.94       7.05%       1/3/99
  Firstar Oncore Premier..........       17,415    $   9.314702   $    162,213      1.4%       -6.85       7.43%       1/3/99
                                    ------------                  ------------
                                        128,394                   $  1,247,783
                                    ------------                  ------------
1998
  Investar Vision & Top
     Spectrum.....................      179,803    $  10.425769   $  1,874,581      1.4%       -2.78       7.38%
                                    ------------                  ------------
EQUITY INCOME SUBACCOUNT (NOTE 6)
2002
  Investar Vision & Top
     Spectrum.....................      365,994    $  11.196201   $  4,097,744      1.4%      -18.48%      1.64%
  Firstar Oncore Flex.............       13,676    $   7.426072   $    101,557      1.5%      -18.56%      1.47%
  Firstar Oncore Value............       57,292    $   7.600579   $    435,452      0.9%      -18.07%      1.95%
  Firstar Oncore Premier..........      400,681    $   7.454809   $  2,987,002      1.4%      -18.48%      2.01%
  Firstar Oncore Xtra.............      199,422    $   7.454809   $  1,486,652      1.4%      -18.48%      2.01%
  Firstar Oncore Lite.............       41,568    $   7.454809   $    309,885      1.4%      -18.48%      2.01%
                                    ------------                  ------------
                                      1,078,633                   $  9,418,292
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                        INVESTMENT
                                    ACCUMULATION    VALUE PER                                 TOTAL       INCOME     INCEPTION
                                      UNITS***         UNIT          VALUE       EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   ------------   ------------   ---------   --------   ----------   ---------
FIRST AMERICAN INSURANCE PORTFOLIOS,
INC. (CLASS IB): (CONTINUED)
EQUITY INCOME SUBACCOUNT (NOTE 6)
(CONTINUED)

2001
  Investar Vision & Top
     Spectrum.....................      483,385    $  13.734218   $  6,638,921      1.4%        2.17%      0.00%     12/14/01
  Firstar Oncore Flex.............       19,999    $   9.118447   $    182,356      1.5%        2.16%      0.00%     12/14/01
  Firstar Oncore Value............       56,040    $   9.277449   $    519,912      0.9%        2.19%      0.00%     12/14/01
  Firstar Oncore Premier..........      402,235    $   9.144698   $  3,678,316      1.4%        2.17%      0.00%     12/14/01
  Firstar Oncore Xtra.............      182,743    $   9.144698   $  1,671,126      1.4%        2.17%      0.00%     12/14/01
  Firstar Oncore Lite.............        7,847    $   9.144698   $     71,759      1.4%        2.17%      0.00%     12/14/01
                                    ------------                  ------------
                                      1,152,249                   $ 12,762,390
                                    ------------                  ------------
PIMCO VARIABLE INSURANCE TRUST:
REAL RETURN SUBACCOUNT
2002
  Top Tradition...................       33,034    $  10.674607   $    352,623      1.1%        6.75%      1.44%       8/1/02
  Top Plus........................        6,412    $  10.683401   $     68,505      0.9%        6.83%      1.12%       8/1/02
  Investar Vision.................        1,781    $  10.661440   $     18,990      1.4%        6.61%      0.93%       8/1/02
  Top Explorer....................       23,722    $  10.665826   $    253,014      1.3%        6.66%      1.37%       8/1/02
  Oncore & Firstar Oncore Flex....        9,001    $  10.657072   $     95,929      1.5%        6.57%      1.18%       8/1/02
  Oncore & Firstar Oncore Value...       30,817    $  10.683401   $    329,229      0.9%        6.83%      1.36%       8/1/02
  Oncore & Firstar Oncore
     Premier......................      543,705    $  10.661440   $  5,796,675      1.4%        6.61%      1.41%       8/1/02
  Oncore & Firstar Oncore Xtra....      338,497    $  10.661440   $  3,608,861      1.4%        6.61%      1.41%       8/1/02
  Oncore & Firstar Oncore Lite....       78,966    $  10.661440   $    841,896      1.4%        6.61%      1.41%       8/1/02
                                    ------------                  ------------
                                      1,065,935                   $ 11,365,722
                                    ------------                  ------------
TOTAL RETURN SUBACCOUNT
2002
  Top Tradition...................       12,084    $  10.431677   $    126,057      1.1%        4.32%      1.41%       8/1/02
  Top Plus........................       10,820    $  10.440268   $    112,964      0.9%        4.40%      1.23%       8/1/02
  Investar Vision.................          247    $  10.418807   $      2,575      1.4%        4.19%      1.05%       8/1/02
  Top Explorer....................       28,667    $  10.423086   $    298,795      1.3%        4.23%      1.45%       8/1/02
  Oncore Flex.....................        8,040    $  10.414532   $     83,729      1.5%        4.15%      1.19%       8/1/02
  Oncore & Firstar Oncore Value...       61,436    $  10.440268   $    641,404      0.9%        4.40%      1.37%       8/1/02
  Oncore & Firstar Oncore
     Premier......................      255,511    $  10.418807   $  2,662,134      1.4%        4.19%      1.41%       8/1/02
  Oncore & Firstar Oncore Xtra....      297,287    $  10.418807   $  3,097,374      1.4%        4.19%      1.41%       8/1/02
  Oncore & Firstar Oncore Lite....       83,119    $  10.418807   $    865,996      1.4%        4.19%      1.41%       8/1/02
                                    ------------                  ------------
                                        757,211                   $  7,891,028
                                    ------------                  ------------
GLOBAL BOND SUBACCOUNT
2002
  Top Tradition...................        8,062    $  10.691996   $     86,203      1.1%        6.92%      0.94%       8/1/02
  Top Plus........................        2,033    $  10.700805   $     21,759      0.9%        7.01%      0.61%       8/1/02
  Top Explorer....................        6,465    $  10.683196   $     69,065      1.3%        6.83%      0.82%       8/1/02
  Oncore Flex.....................          730    $  10.674433   $      7,789      1.5%        6.74%      0.59%       8/1/02
  Oncore & Firstar Oncore Value...        5,341    $  10.700805   $     57,154      0.9%        7.01%      0.95%       8/1/02
  Oncore Premier..................       12,893    $  10.678814   $    137,675      1.4%        6.79%      0.94%       8/1/02
  Oncore & Firstar Oncore Xtra....       17,584    $  10.678814   $    187,775      1.4%        6.79%      0.94%       8/1/02
  Oncore Lite.....................        3,492    $  10.678814   $     37,292      1.4%        6.79%      0.94%       8/1/02
                                    ------------                  ------------
                                         56,600                   $    604,712
                                    ------------                  ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the period indicated or from the inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) RISK AND ADMINISTRATIVE EXPENSE

   At the end of each valuation period ONLIC charges an amount equal to 0.25% on an annual basis of the contract value for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.50%, depending upon the contract, for mortality and expense risk on an annual basis.

   Both the administrative expense and the mortality & expense risk fees are assessed against each contract through the daily unit value calculation.

   The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(4) CONTRACT CHARGES

   The Company offers deferred variable annuity contracts through the account. The primary distribution for the contracts is through an affiliate: however, other distributors are utilized.

   Combination contracts are annual premium variable annuities. There is no surrender charge.

   Back Load contracts are flexible premium combination annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

   VIA contracts are variable interest annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

   Top I contracts are flexible premium variable annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

   Top Tradition contracts are flexible premium variable annuities. There is a surrender charge equal to 7.75% of payments in the last eight years on the amount surrendered.

   Top Plus contracts are single premium variable annuities. The surrender charge ranges from 6% during the first year to 0% if surrender in the seventh year or later.

   Investar Vision and Top spectrum contracts are flexible premium variable annuities. The surrender charge ranges from 7% during the first year to 0% if surrendered in the eighth year or later.

   Top Explorer contracts are flexible premium variable annuities. The surrender charge ranges from 7% during the first year to 0% if surrendered in the eighth year or later.

   Oncore & Firstar Oncore Flex are flexible premium variable annuities. There is no surrender charge.

   Oncore & Firstar Oncore Value are flexible premium variable annuities. The surrender charge ranges from 6% during the first year to 0% if surrendered in the seventh year or later.

   Oncore & Firstar Oncore Premier are flexible premium variable annuities. The surrender charge ranges from 6% during the first year to 0% if surrendered in the seventh year or later.

   Oncore & Firstar Oncore Xtra are flexible premium variable annuities. The surrender charge ranges from 9% during the first year to 0% if surrendered in the ninth year or later.

   Oncore & Firstar Oncore Lite are flexible premium variable annuities. The surrender charge ranges from 7% during the first year to 0% if surrendered in the fourth year or later.

   No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

   A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

   State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.

   Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expense relating to the maintenance of the contract. Total contract administration charges for the Account amounted to approximately $1,377,000 and $1,081,000 during 2002 and 2001, respectively. These contract charges are assessed for each contract by liquidating units.

(5) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(6) FUND SUBSTITUTIONS

   Effective October 26, 2001, the Subaccounts of the Brinson Series Trust Growth & Income, Small Cap and Strategic Income portfolios were terminated and replaced with the Subaccounts of the Alliance Capital Growth & Income, Quasar and Global Bond portfolios, respectively.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

   Effective December 17, 2001, the Subaccounts of the Ohio National Fund, Inc. Relative Value and Firstar Growth & Income portfolios were terminated and replaced with the Subaccount of the First American Insurance Portfolios, Inc. Equity Income portfolio.

(7) AICPA AUDIT GUIDE UPDATE

   In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide was effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide required Separate Accounts presenting financial statements in conformity with accounting principles generally accepted in the United States of America to disclose financial highlights which include expense ratios, total return, and an investment income ratio (see note 2). The adoption of the guide had no financial impact on the Account.

                                                                     (continued)

 OHIO NATIONAL VARIABLE ACCOUNT A

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statement of assets and contract owners' equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 21, 2003